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                                 MET INVESTORS
                                  SERIES TRUST

                     J.P. Morgan Small Cap Stock Portfolio

                       J.P. Morgan Quality Bond Portfolio

                      J.P. Morgan Select Equity Portfolio

                      J.P. Morgan Enhanced Index Portfolio

                   J.P. Morgan International Equity Portfolio

                      Lord Abbett Bond Debenture Portfolio

                      Lord Abbett Mid-Cap Value Portfolio

                    Lord Abbett Developing Growth Portfolio

                   Lord Abbett Growth Opportunities Portfolio

                     Lord Abbett Growth & Income Portfolio

                           Firstar Balanced Portfolio

                        Firstar Equity Income Portfolio

                    Firstar Growth & Income Equity Portfolio

                       Janus Aggressive Growth Portfolio

                          MFS Mid Cap Growth Portfolio

                      MFS Research International Portfolio

                   Oppenheimer Capital Appreciation Portfolio

                          PIMCO Money Market Portfolio

                          PIMCO Total Return Portfolio

                           PIMCO Innovation Portfolio

                         Met/Putnam Research Portfolio

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2001

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August 1, 2001

Letter from the President

First half 2001 - Volatility and Uncertainty
In the first half of 2001 the financial markets continued to exhibit the weakness and volatility that characterized much of the year 2000. Despite the Fed's aggressive easing of interest rates in January and continued easing of monetary policy through the first two quarters, the equity markets continued to fall. The tech sector was hurt the most as exhibited by the 12.5% drop in the Nasdaq Composite for the first half of 2001. Corporations, whether large or small, "old" economy or "new", felt their earnings come under pressure as capital spending weakened and inventories ballooned. Investors remained cautious, focusing on companies with solid fundamentals.

As long-term investors, you should not feel anxious about short-term market fluctuations. MetLife Investors Group, Inc. and your financial advisor can provide you with the tools to help plan a well-diversified investment strategy.

As you may know, the Met Investors Series Trust was established in February 2001. We welcome all investors, particularly those from the former Cova Series Trust and Security First Trust, many of whom have already reaped the benefits of reduced portfolio expenses. As we progress through 2001 and beyond, Met Investors Series Trust will continue to identify opportunities to gain operating efficiencies and provide competitive investment products.

We look forward to a long-term relationship helping you satisfy all your investment needs.

Sincerely,


/s/ Elizabeth M. Forget

Elizabeth M. Forget
President
Met Investors Series Trust

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J.P. Morgan Small Cap Stock Portfolio          For the six months ended 06/30/01
Managed by J.P. Morgan Investment Management

Letter to Policyholders
--------------------------------------------------------------------------------

Market Analysis

The J.P. Morgan Small Cap Stock Portfolio returned -1.33% (net of fees) for the six months ended June 30, 2001. The Russell 2000 Index/1/ returned 6.94% during this time period.

Small cap stocks put in a solid second quarter and the broad small cap market, as measured by the Russell 2000 Index, finished 6.94% for the six month period ending June 30, 2001.

Though high profile earnings disappointments and economic uncertainty continued to take their toll during the second quarter, optimism over Fed easing and strength from the consumer sector helped to buoy stocks in the market's most beaten down sectors. For the first time in five quarters, growth outperformed value, however small value names still lead the charge by a significant margin for the year to date period.

Portfolio Analysis

Stock selection in software, pharmaceutical and consumer cyclical names were particularly strong during the second quarter. In addition, pharmaceutical names rallied jumping 43.6% in the benchmark. Despite strong postings in the benchmark, portfolio holdings in the consumer goods and semiconductor sectors detracted from performance due to weak security selection.

The impact of a weak first quarter certainly reverberates through our year to date performance. On a year to date basis, the portfolio is still down slightly (1.33%) versus a Russell 2000 return of 6.94%. A look at the June attribution reveals that despite the positive impact of recent performance (April--June), security selection on a year to date basis remains particularly weak in technology and services. Sectors with the best absolute returns for the six month period ending June 30, 2001 were Retail, 43.38%, Finance, 24.19%, and Consumer Cyclical, 17.08%. Conversely, Portfolio sectors with the worst absolute returns were: Services, -27.46%, Semiconductors, -26.07% and Hardware, -19%.

Market Outlook

Though volatility is likely to remain a factor while the outlook for capital spending remains weak, we believe that small caps are well positioned for a recovery.

Heightened exposure to technology, the Internet, and companies with negative earnings, as a result of this year's Russell rebalancing, may increase the volatility of the small cap universe and the Russell benchmarks.

Marian U. Pardo
Portfolio Manager
J.P. Morgan Investment Management Inc.

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                                            Average Annual Return/2/
Inception 5/1/96                        (for the period ended 6/30/01)
--------------------------------------------------------------------------------
                                      1 Year  3 Year    5 Year  Since inception
--------------------------------------------------------------------------------
J.P. Morgan Small
Cap Stock Portfolio-- Class A        (12.43)%   4.85%     9.69%       9.31%
                      Class B            --       --        --       19.29%
--------------------------------------------------------------------------------
Russell 2000 Index/1/                  0.58%    5.29%     9.62%       9.21%
--------------------------------------------------------------------------------

Top 10 Portfolio Holdings by Market Value
As of 06/30/01

                                                                % of portfolio
--------------------------------------------------------------------------------
Heller Financial, Inc.                                                1.4
--------------------------------------------------------------------------------
Charles River Laboratories Intl., Inc.                                1.3
--------------------------------------------------------------------------------
Skywest, Inc.                                                         1.1
--------------------------------------------------------------------------------
Cousins Properties, Inc. (REIT)                                       1.1
--------------------------------------------------------------------------------
Spinnaker Exploration Co.                                             1.1
--------------------------------------------------------------------------------
Anchor Gaming                                                         1.0
--------------------------------------------------------------------------------
McDermott International, Inc.                                         1.0
--------------------------------------------------------------------------------
Cleco Corp.                                                           1.0
--------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                                 1.0
--------------------------------------------------------------------------------
Universal Forest Products, Inc.                                       1.0
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Top 10 Portfolio Sectors (% of portfolio market value)
As of 06/30/01

                                    [GRAPH]

                     Industrial Cyclical            16.3%
                     Consumer Cyclical              13.7%
                     Finance                        11.2%
                     Health Services & Systems       7.5%
                     Pharmaceuticals                 6.7%
                     REIT's                          5.7%
                     Software & Services             5.7%
                     Services                        4.5%
                     Retail                          4.3%
                     Other                          24.4%


/1/The Russell 2000 Index is an unmanaged index consisting of the stocks of 2000 U.S. based companies. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

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                                       1

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J.P. Morgan Quality Bond Portfolio             For the six months ended 06/30/01
Managed by J.P. Morgan Investment Management

Letter to Policyholders
--------------------------------------------------------------------------------

Market Analysis

The J.P. Morgan Quality Bond Portfolio provided a total return of 3.37% (net of fees) for the first half of Year 2001. The Salomon Brothers Broad Investment Grade Bond Index/1/ returned 3.61% for the same time period.

During the first half of year 2001, the fixed income markets were buffeted by the easing in monetary policy by the Fed, more aggressive than expected tax cuts, and the retrenchment of the once red hot capital spending boom. Economic growth remained under severe pressure, with the industrial sector in general and the technology sector in particular feeling the brunt of the impact. With corporate profits under stress, being squeezed by rising labor and energy costs and the capital servicing requirements of higher debt burdens, capital spending growth fell sharply into negative territory. The effects of labor shedding clearly emerged during the second quarter.

In spite of the bleak news on the business front, the consumer sector remained relatively firm. The continued easing moves by the Fed and the prospect of $60 billion in reduced taxes in coming months seem to have had a favorable effect on consumer psychology. Consumer confidence measures even showed an upturn at the end of June, notwithstanding the prospect of further weakening in the employment picture.

In this environment the yield curve steepened significantly, with short rates declining to reflect the 275 basis points of Fed ease during the period and longer rates increasing to reflect recovering economic prospects and reduced government surplus. Three-month U.S. Treasury bills ended the first half of the year yielding 3.64%, down 226 basis points and thirty-year bond yields were up 35 basis points, ending at 5.69%.

The corporate sector outperformed during the period, even in the face of a record-breaking new issue calendar. Investment grade telecom showed the best sub-sector returns. Although residential mortgages underperformed during the first quarter, the sector showed modest outperformance relative to comparable duration Treasuries as expectations of supply declined in concert with the tapering off of the refinancing wave. Asset-backed securities, commercial mortgage securities and mortgage private placements were roughly unchanged in yield spread, generating moderate positive returns over Treasuries from their yield advantage.

Strategy Review

We entered the year with a long duration position, expecting interest rates to drift lower as the economic slowdown broadened. With tax cuts, Fed ease and a resilient consumer sector, the downside risks for the economy moderated during the second quarter. By the end of June, we began scaling back to a neutral duration position in the U.S. market.

After being underweight in the corporate sector for almost all last year, in December it became clear that corporates had declined to the point of offering strong relative value and that the Fed was about to embark on a process of multi-step easing of monetary policy. These are the conditions that typically point to strong future outperformance. We began to add to our corporate holdings in December, continued through the first quarter and had moved to an overweight position by quarter-end.

During the second quarter of year 2001, we maintained a significant overweight in the corporate sector, favoring the more liquid auto, finance, and telecom names. Given the strong outperformance of the sector, toward the end of the quarter we took profits in some of our positions, moving to a less aggressive overweight. We remained overweight in commercial mortgage-backed securities, asset-backed, and private placement mortgages, given their strong relative value and yield advantage. Our offsetting underweights were in U.S. Treasuries and Agencies. We moved to a roughly neutral position in residential mortgages.

Outlook

With the impact of the inventory adjustment fading, most of the capital spending retrenchment behind us, an accommodative Fed, and tax cuts in consumers' pockets, the most likely path for the economy is for recovery as we move through the second half of year 2001. In this environment, event risk for corporate and emerging economy credits will decline and we expect credit spreads will likely continue to compress, though not likely at the same pace as earlier in the year. As markets begin to anticipate a "renormalization" of Fed policy, interest rates will drift higher and the yield curve will tend to flatten. In portfolios we will remain overweight in the credit sectors and will look for opportunities to move tactically to a short duration posture.

Jay A. Gladieux
James J. Dougherty
Portfolio Managers
J.P. Morgan Investment Management Inc.

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                                             Average Annual Return/2/
Inception 5/1/96                          (for the period ended 6/30/01)
--------------------------------------------------------------------------------
                                      1 Year  3 Year    5 Year   Since inception
--------------------------------------------------------------------------------
J.P. Morgan Quality
Bond Portfolio-- Class A              11.12%   5.67%     7.00%      6.96%
                 Class B                 --      --        --       0.41%
--------------------------------------------------------------------------------
Salomon Brothers BIG Index/1/         11.26%   6.24%     7.48%      7.49%
--------------------------------------------------------------------------------


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                                       2

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J.P. Morgan Quality Bond Portfolio             For the six months ended 06/30/01
Managed by J.P. Morgan Investment Management

Letter to Policyholders (continued)

--------------------------------------------------------------------------------
Top 10 Portfolio Holdings by Market Value
As of 06/30/01

                                                                % of portfolio
--------------------------------------------------------------------------------
First USA Credit Card Master Trust                                    3.3
--------------------------------------------------------------------------------
FHLMC (6.50%, 5/01/31)                                                3.2
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc.                                2.6
--------------------------------------------------------------------------------
French Treasury Note (Global)                                         2.6
--------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.                  2.6
--------------------------------------------------------------------------------
Bundesobligation (Global)                                             2.6
--------------------------------------------------------------------------------
Nationslink Funding Corp.                                             2.2
--------------------------------------------------------------------------------
U.S. Treasury Note (5.00%, 2/15/11)                                   2.1
--------------------------------------------------------------------------------
Associates Automobile Receivables Trust                               2.1
--------------------------------------------------------------------------------
AmeriCredit Auto Receivable Trust 1999-B A4                           2.1
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Portfolio Composition (% of portfolio market value)
As of 06/30/01

                                    [GRAPH]

                   Corporates                          22.1%
                   Asset Backed Securities             16.6%
                   Mortgages - Non call                12.9%
                   Treasury                            10.0%
                   International                        5.4%
                   Agency                               3.5%
                   High Yield                           1.9%
                   Emerging Markets Debt                0.6%
                   Mortgages - Prepay Sensitive        27.0%


/1/The Salomon Brothers Broad Investment Grade Bond Index (BIG) is a market-capitalized weighted index that includes fixed-rate Treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities. The Index is not available for direct investment and does not reflect any expenses.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

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J.P. Morgan Select Equity Portfolio            For the six months ended 06/30/01
Managed by J.P. Morgan Investment Management

Letter to Policyholders
--------------------------------------------------------------------------------

Performance Overview

The J.P. Morgan Select Equity Portfolio returned -1.88% for the six months ended June 30, 2001 while the S&P 500 Index/1/ returned -6.70% for the same period. Our investment approach, which selects stocks which are the most undervalued relative to their longer term earnings and cash flow prospects, proved effective in a market that was increasingly driven by fundamentals.

Market Analysis

The equity markets continued their downward trend in the first six months of the year with many of the same themes experienced in late 2000. The S&P 500 lost 6.7%, while the technology heavy NASDAQ/2/ composite lost 12.4%. These numbers hid the fact that more dramatic first quarter losses (S&P 500 -11.9%, NASDAQ - 25.4%) were partially recaptured in the second quarter (S&P 500 5.9%, NASDAQ 17.5%). Value stocks outperformed growth stocks by over 10%, and small stocks outperformed large stocks by a similar margin.

Corporate profits posed the greatest concern to investors with a rash of earnings disappointments and downward pre-announcements. Company management cut capital spending and laid off workers in an attempt to boost profits. The network technology sector, containing stocks such as Corning, JDS Uniphase, Nortel Networks, and Lucent Technologies, continued its slide, losing over 50% of its value. On a positive note, the services sector (media and entertainment) was a standout performer returning over 20%, led by its largest company, AOL Time Warner, and radio station operator Clear Channel Communications.

In response to a weak economy, the Federal Reserve has lowered rates six times in as many months, reducing fed funds by 275 basis points. Both the Fed and the markets remain watchful of any erosion in consumer confidence or spending that could lead the market further downward, and Federal Reserve Chairman Greenspan has indicated his willingness to lower rates again if necessary. If we look to the equity markets as an indicator of things to come in the overall economy then the positive second quarter signals a turn might be around the corner, though visibility is still quite poor.

Performance Analysis

Within the portfolio, stock selection in the services sectors was particularly beneficial. AOL Time Warner was a notable contributor to the portfolio as the stock ran up approximately 50% in early January on the news that the FCC had approved the merger between the titans. Philip Morris (+18%) also performed well as investors flocked to the safe haven's consistent earnings and high yield amid market uncertainty and also responded positively to continued favorable court rulings. On the other hand, stock picks in Telecommunications performed poorly. Level 3 Communications was the worst performer in the portfolio, losing 83% of its value as the company's projected breakeven, on a cash basis, was moved back from 2003 to 2004 and poor earnings visibility continued. On a more positive note, Level 3 secured $60 million in new broadband contracts in the second quarter and continues to cut expenses via workforce layoffs.

Outlook

We remain confident in our investment process and the risk return profile of the portfolio. While the outlook for company earnings is still murky, and calling a market bottom is far from an exact science, there is reason to be optimistic. Much of the poor earnings story is already reflected in lower stock prices. The Fed has re-affirmed its commitment to economic growth. It would be unlikely that we would move into a recession unless consumers stop spending. This leads us to a neutral to optimistic view on equity markets but with continued volatility. The market's return to a focus on company valuation bodes well for the portfolio's investment approach with its goal of outperforming the S&P 500 in all market environments.

Thomas M. Luddy
James Russo
Portfolio Managers
J.P. Morgan Investment Management Inc.

--------------------------------------------------------------------------------
                                              Average Annual Return/3/
Inception 5/1/96                           (for the period ended 6/30/01)
--------------------------------------------------------------------------------
                                      1 Year  3 Year    5 Year  Since inception
--------------------------------------------------------------------------------
J.P. Morgan
Select Equity Portfolio--Class A      (7.05)%  3.04%    12.38%     11.64%
                         Class B         --      --        --      11.47%
--------------------------------------------------------------------------------
S&P 500 Index/1/                     (14.83)%  3.89%    14.48%     14.62%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top 10 Portfolio Holdings by Market Value
As of 06/30/01

                                                               % of portfolio
--------------------------------------------------------------------------------
General Electric Co.                                                  4.2
--------------------------------------------------------------------------------
Tyco International, Ltd.                                              3.7
--------------------------------------------------------------------------------
Citigroup, Inc.                                                       3.5
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                     3.1
--------------------------------------------------------------------------------
Microsoft Corp.                                                       3.0
--------------------------------------------------------------------------------
AOL Time Warner, Inc.                                                 2.5
--------------------------------------------------------------------------------
Philip Morris Co., Inc.                                               2.5
--------------------------------------------------------------------------------
Chevron Corp.                                                         2.4
--------------------------------------------------------------------------------
Pfizer, Inc.                                                          1.9
--------------------------------------------------------------------------------
American International Group, Inc.                                    1.9
--------------------------------------------------------------------------------


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                                       4

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J.P. Morgan Select Equity Portfolio            For the six months ended 06/30/01
Managed by J.P. Morgan Investment Management

Letter to Policyholders (continued)
--------------------------------------------------------------------------------

Top 10 Portfolio Sectors (% of portfolio market value)
As of 06/30/01

                                    [GRAPH]

                       Industrial Cyclicals        11.7%
                       Pharmaceuticals             10.7%
                       Energy                       8.5%
                       Telecommunications           6.8%
                       Capital Markets              6.7%
                       Finance                      6.2%
                       Consumer Staples             6.1%
                       Services                     6.1%
                       Sortware & Services          6.1%
                       Other                       31.1%


/1/The S&P 500 Index is an unmanaged index consisting of stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

/2/The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. Morgan Enhanced Index Portfolio           For the six months ended 06/30/01
Managed by J.P. Morgan Investment Management

Letter to Policyholders
--------------------------------------------------------------------------------

Market Analysis

The J.P. Morgan Enhanced Index Portfolio returned -5.16% (net of fees) for the six months ended June 30, 2001. The S&P 500 Index/1/ returned -6.70% during this time period.

The equity markets continued their downward trend in the first six months of the year with many of the same themes experienced in late 2000. The S&P 500 lost 6.7%, while the technology heavy NASDAQ Composite Index/2/ lost 12.4%. These numbers hide the fact that more dramatic first quarter losses (S&P 500 -11.9%, NASDAQ -25.4%) were partially recaptured in the second quarter (S&P 500 5.9%, NASDAQ 17.5%). Value stocks outperformed growth stocks by over 10%, and small stocks outperformed large stocks by a similar margin.

The eternally optimistic US consumer continues to spend and build homes in the face of corporate layoffs. In response to a weak economy, the Fed has lowered rates six times in as many months, reducing fed funds by 275 basis points. Both the Fed and the markets remain watchful of any erosion in consumer confidence or spending that could lead the market further downward, and Greenspan has indicated his willingness to lower rates again if necessary. If we look to the equity markets as an indicator of things to come in the overall economy then an upbeat second quarter signals a turn might be around the corner, though visibility is still quite poor.

Corporate profits posed the greatest concern to investors with a rash of earnings disappointments and downward pre-announcements. Company management cut capital spending and laid off workers in an attempt to boost profits. The network technology sector, containing stocks such as Corning, JDS Uniphase, Nortel Networks, and Lucent Technologies, continued its slide, losing over 50% of its value. On a positive note, the services sector (media and entertainment) was a standout performer returning over 20%, led by its largest company, AOL Time Warner, and radio station operator Clear Channel Communications.

Performance Analysis

While the equity markets were challenging in the first six months of 2001, the J.P. Morgan Enhanced Index Portfolio outperformed the S&P 500. The portfolio's emphasis on stock selection paid off with positive contributions to performance in 13 of 18 sectors. Stock selection among energy, capital markets, and consumer cyclical companies was particularly beneficial. Philip Morris (+17.9%), the largest overweight position in the portfolio, was the greatest contributor in the first six months, driven by diminished concerns over litigation and the IPO of its Kraft Foods division. This follows an equally impressive 2000 for the tobacco company. The decision to underweight holdings in Enron (-40.7%), and chipmaker Applied Micro Circuits (-77.1%) was a strong contributor to performance. However, an underweight position in Microsoft (+68.3%) contributed to underperformance in the computer software sector, as the market rewarded more well established rather than cutting-edge technology companies.

Outlook

We remain confident in our investment process and the risk return profile of the portfolio. While the outlook for company earnings is still murky, and calling a market bottom is far from an exact science, there is reason to be optimistic. Much of the poor earnings story is already reflected in lower stock prices. The Fed has re-affirmed its commitment to economic growth. It would be unlikely that we would move into a recession unless consumers stop spending. This leads us to a neutral to optimistic view on equity markets but with continued volatility. The market's return to a focus on company valuation bodes well for the portfolio's investment approach with its goal of outperforming the S&P 500 in all market environments.

Nanette Buziak
Timothy Devlin
Joseph Gill
Portfolio Managers
J.P. Morgan Investment Management Inc.

--------------------------------------------------------------------------------
                                               Average Annual Return/3/
Inception 5/1/96                            (for the period ended 6/30/01)
--------------------------------------------------------------------------------
                                      1 Year  3 Year    5 Year  Since inception
--------------------------------------------------------------------------------
J.P. Morgan
Enhanced Index
Portfolio-- Class A                 (14.27)%  3.03%     14.20%      14.23%
            Class B                     --      --         --        8.50%
--------------------------------------------------------------------------------
S&P 500 Index/1/                    (14.83)%  3.89%     14.48%      14.62%
--------------------------------------------------------------------------------


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                                       6

--------------------------------------------------------------------------------
J.P. Morgan Enhanced Index Portfolio           For the six months ended 06/30/01
Managed by J.P. Morgan Investment Management

Letter to Policyholders (continued)
--------------------------------------------------------------------------------

Top 10 Portfolio Holdings by Market Value
As of 06/30/01

                                                                % of portfolio
--------------------------------------------------------------------------------
General Electric Co.                                                  4.6
--------------------------------------------------------------------------------
Microsoft Corp.                                                       3.5
--------------------------------------------------------------------------------
Citigroup, Inc.                                                       3.5
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                     3.1
--------------------------------------------------------------------------------
Pfizer, Inc.                                                          2.6
--------------------------------------------------------------------------------
AOL Time Warner, Inc.                                                 2.4
--------------------------------------------------------------------------------
Philip Morris Co., Inc.                                               2.1
--------------------------------------------------------------------------------
International Business Machines Corp.                                 2.0
--------------------------------------------------------------------------------
Intel Corp.                                                           1.9
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                 1.7
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Top 10 Portfolio Sectors (% of portfolio market value)
As of 06/30/01

                                    [GRAPH]

                      Pharmaceuticals              10.3%
                      Industrial Cyclicals          9.4%
                      Energy                        7.6%
                      Capital Markets               7.2%
                      Finance                       6.8%
                      Consumer Staples              6.5%
                      Software & Services           6.3%
                      Retail                        6.2%
                      Telecommunications            5.5%
                      Other                        34.2%


/1/The S&P 500 Index is an unmanaged index consisting of stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

/2/The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. Morgan International Equity Portfolio     For the six months ended 06/30/01
Managed by J.P. Morgan Investment Management

Letter to Policyholders
--------------------------------------------------------------------------------

Market Overview

The J.P. Morgan International Equity Portfolio returned -15.01% (net of fees) for the six months ended June 30, 2001. The MSCI EAFE Index/1/ returned -14.75% during this time period.

The first half of the year was dominated by evidence suggesting that markets were in the clutches of a global slowdown. In the early part of the period, the force of this slowdown was seen mainly in the US economy, with investors growing more concerned about a possible recession. However, by the end of the half the slowing pace of growth had spread to all corners of the globe, including Europe and Japan.

All major Central Banks responded to the slowdown by cutting interest rates, albeit some with more vigor. While the US Federal Reserve Bank has cut interest rates by a cumulative total of 275 basis points since January, the European Central Bank (ECB) cut rates by only 25 basis points during this time. The ECB has been less inclined to take an easing bias primarily because both the money supply growth rate and inflation rate in the region remain above target numbers. Elsewhere, the Bank of Japan moved to a zero-interest rate policy near the beginning of the year and remains on hold.

Against this backdrop, equity markets continued to see much volatility in the first 6 months of the year. During the period, all major markets lost value in local and US dollar terms, with the exception of Japan, which was flat in local currency terms but fell into negative territory based on the strength of the US dollar. In Japan, the revelation that the economy had contracted in the first quarter was counter balanced by the surprise April election of Junichiro Koizumi, a known reformer, as Prime Minister. On a relative basis, the Pacific Rim, including Japan remained the best performing market.

Europe was the biggest laggard over the period. The degree to which European economic growth slowed toward the end of the half surprised market participants, and coupled with a Euro falling against all major currencies, equities were led lower. The impact of dwindling economic growth was evident in a number of profit warnings from several leading European companies in sectors as diverse as Telecom and Chemicals.

On a sector basis, the TMT (Technology, Media, & Telecom) sectors performed poorly amidst downgrades to corporate profit forecasts and continued signs of weakness, as evidenced by the tightening of capital expenditure budgets in key industries. Financials also had a difficult time during the period, particularly in Japan where banks continued to be saturated with bad debt problems. On the other hand, Autos did well over the first half of the year as consumers took advantage of lower financing costs and dealer discounts.

Portfolio Performance

During the six month period, the portfolio slightly underperformed the benchmark. Towards the end of this period, we transitioned the portfolio to a process based on bottom up stock selection by sector as a reflection of the strategy's enhancements. This transition was completed and moving forward, the portfolio will fully reflect the enhanced strategy. We remain broadly sector neutral and diversified across regions.

Stock selections within the Basic Industry and Consumer Non Durable sectors were positive contributors to performance during the first half of the year, as were selections in the Banking sector. Japanese building manufacturer, Tostem, added value as the stock gained roughly 45% during the period. In addition, the second quarter saw Tostem announce its plans for a merger with local tile manufacturer, INAX, and the market reacted favorably. An overweight in Commonwealth Bank of Australia, which returned almost 14% in local terms, also proved beneficial. The stock rallied on continuing good news regarding loan growth and cost synergies from its acquisition of Colonial. Other selections where we added value for the period were found in the Capital Goods and Oil sectors.

Stock selections in Technology and Telecoms detracted somewhat from performance. Our position in Dutch carrier, KPN, hurt performance as the stock fell over 40% primarily due to market concerns of a large rights issue to relieve its debt burden. The Telecoms sector was the largest market detractor during the period, and we continue to believe that KPN is the best positioned to outperform on a sector recovery.

Outlook and Strategy

We find more opportunities in the UK than in Continental Europe. Unless the European Central Bank accelerates interest rate cuts, there is little indication that European equities will outperform in the short term given the current lackluster economic picture. The weakness pervasive throughout the second quarter is likely to be reflected in the first half results that will be reported over the next two months. On the other hand, a potential rally in cyclicals is possible on the back of a US recovery. The UK picture is more encouraging. The MPC has acted pre-emptively to cut interest rates, corporate earnings downgrades are on the decline, consumer confidence is more robust, and the market is generally more defensive than Continental Europe. However, while recent rate cuts are essentially supportive of the UK market, dependence on exports and continuing weakness in the manufacturing sector could make the outlook for corporate earnings somewhat uncertain.

The outlook for Japan will depend a great deal on political developments and Prime Minister Koizumi's ability to generate reform and implement truly meaningful restructuring policies. That said, we are selectively finding value in individual names in the region.

Nigel F. Emmett
Paul Quinsee
Portfolio Managers
J.P. Morgan Investment Management Inc.

--------------------------------------------------------------------------------
                                             Average Annual Return/2/
Inception 5/1/96                          (for the period ended 6/30/01)
--------------------------------------------------------------------------------
                                      1 Year  3 Year    5 Year  Since inception
--------------------------------------------------------------------------------
J.P. Morgan
International Equity
Portfolio-- Class A                  (26.24)% (3.32)%    3.22%       3.45%
            Class B                      --      --       --        (0.12)%
--------------------------------------------------------------------------------
MSCI EAFE Index/1/                   (23.84)% (1.34)%    2.83%       2.54%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. Morgan International Equity Portfolio     For the six months ended 06/30/01
Managed by J.P. Morgan Investment Management

Letter to Policyholders (continued)
--------------------------------------------------------------------------------

Top 10 Portfolio Holdings by Market Value
As of 06/30/01

                                                                 % of portfolio
--------------------------------------------------------------------------------
Vodafone Group Plc                                                    3.5
--------------------------------------------------------------------------------
GlaxoSmithKline Plc                                                   3.0
--------------------------------------------------------------------------------
Total Fina                                                            2.9
--------------------------------------------------------------------------------
UBS AG                                                                2.2
--------------------------------------------------------------------------------
Barclays Bank Plc                                                     2.0
--------------------------------------------------------------------------------
Nestle S.A.                                                           1.8
--------------------------------------------------------------------------------
BP Amoco Plc                                                          1.8
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya S.A.                                             1.7
--------------------------------------------------------------------------------
Societe Generale                                                      1.7
--------------------------------------------------------------------------------
BNP Paribas                                                           1.7
--------------------------------------------------------------------------------

Country Allocation (% of portfolio market value)
As of 06/30/01

                                    [GRAPH]

                         Japan                  21.2%
                         France                 16.1%
                         Other                   8.3%
                         Switzerland             6.7%
                         Netherlands             6.0%
                         Germany                 5.3%
                         Australia               4.8%
                         Spain                   3.7%
                         Italy                   3.4%
                         United Kingdom         24.6%


/1/The Morgan Stanley Capital International Europe, Australia and Far East Index is an unmanaged index and is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio           For the six months ended 06/30/01
Managed by Lord, Abbett & Co.

Letter to Policyholders
--------------------------------------------------------------------------------

Portfolio Commentary/1/

First Quarter 2001 Portfolio Review

The portfolio performed well for the quarter and provided competitive returns versus bond market benchmarks. This favorable performance reflected the overall rally in the high-yield bond market this quarter, which responded well to the Fed's lowering of interest rates. Specifically, the portfolio's emphasis on rigorous, bottom-up research and careful security selection boded well for performance, assisting us in weeding out riskier credits. In addition, our security selection of bonds issued by firms in the telecommunications sector also added to performance. Because we structured our telecom holdings more defensively-buying bonds only issued by firms with a solid, leadership position in their respective markets-we were able to capture value in this sector while adding favorable yield to the portfolio. This reflected our overall predisposition toward less volatile, higher cash flow businesses in general. On the negative side, our exposure to convertible bonds-bonds that are convertible to shares of common stock at a specified price-detracted from performance somewhat, as performance for this asset class was suppressed due to the earnings difficulties that came to light for many companies in the first quarter. Because convertibles are "linked" to their underlying equities, volatility in the stock market typically spills over to the convertible bond market at large. Overall, we maintained the portfolio's allocation mix, with an emphasis on select high-yield bonds of companies with sound fundamentals and relatively healthy balance sheets.

Second Quarter 2001 Portfolio Review

The portfolio posted slightly negative performance for the quarter, in line with most versus bond market benchmarks. In general, our high-yield bonds issued by mid-cap companies enjoyed solid price appreciation during the quarter and therefore, significantly contributed to the Fund's outperformance versus its peers. The bonds of many of these mid-capitalization companies, which had sound fundamentals, were undervalued and responded well to favorable macro environment.

On the negative side, some of the portfolio's high-yield bonds issued by companies in the telecommunications sector performed poorly. This sector overall suffered from continued price competition and oversaturation of the market. On a positive note, our underweighting in these bonds helped performance, but the few that we did own proved to have a negative impact on our performance for the quarter. As a result, throughout the quarter, we shifted our focus within the telecom sector to wireless or cellular phone companies and away from fiber-optic firms, for example, a decision that also aided performance.

In our convertible bond holdings, we enjoyed significant price performance in several areas, a pleasant contrast to the overall convertible market, which was down roughly 2% year-to-date/2/. Many of our convertible bonds issued by firms in business services performed very well, and we sold many of these "winners," harvesting gains for the portfolio. Likewise, many of our convertible bonds of select healthcare, energy and pharmaceutical firms fared well. While we sold some of our healthcare and pharmaceutical holdings to add gains to the portfolio, we plan to hold onto those convertibles that we believe have not yet realized the gains we expect in the near term, particularly those issued by energy concerns. Finally, we maintained our heavy weighting in financial services, where we also expect to see improved performance over the next few months.

Outlook

Moving forward, we will maintain our steadfast focus on companies with solid fundamentals and strong revenue streams, avoiding the lower tier of the high-yield market. Particularly in areas such as business services, we will keep our eyes on firms with food economies of scale and expanding customer base. We will maintain our current exposure to energy, financial services, business services, select healthcare and select pharmaceutical companies, and will keep our exposure to the small-cap segment of the telecom sector extremely low. On a macro level, we believe yield spreads will continue to tighten over the next few months, as the Fed's easing bias continues, and as access to credit becomes easier for many firms and investor demand remains strong.

Christopher J. Towle
Portfolio Manager
Lord, Abbett & Co.

--------------------------------------------------------------------------------
                                                  Average Annual Return/3/
Inception 5/1/96                               (for the period ended 6/30/01)

--------------------------------------------------------------------------------
                                      1 Year  3 Year    5 Year  Since inception
--------------------------------------------------------------------------------
Lord Abbett
Bond Debenture
Portfolio-- Class A                    1.58%   2.34%     7.69%       7.85%
            Class B                      --      --        --       (0.28)%
--------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index/4/               11.24%   6.25%     7.48%       7.46%
--------------------------------------------------------------------------------
Salomon Brothers Broad
Investment Grade Bond Index/5/        11.24%   6.25%     7.48%       7.49%
--------------------------------------------------------------------------------
Credit Suisse First Boston
High Yield Index/6/                    0.88%  (0.13)%    4.85%       4.90%
--------------------------------------------------------------------------------
Merrill Lynch
All Convertible Index/2/             (13.18)%  8.24%    11.32%      11.07%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio           For the six months ended 06/30/01
Managed by Lord, Abbett & Co.

Letter to Policyholders (continued)
--------------------------------------------------------------------------------

Top 10 Portfolio Holdings by Market Value
As of 06/30/01

                                                                % of portfolio
--------------------------------------------------------------------------------
GNMA Bond (8.0%, 5/15/30)                                             5.0
--------------------------------------------------------------------------------
Iron Mountain, Inc.                                                   1.6
--------------------------------------------------------------------------------
TeleCorp PCS, Inc.                                                    1.2
--------------------------------------------------------------------------------
Swiss Life Financial Ltd. Convertible (U.S.$)                         1.1
--------------------------------------------------------------------------------
Elan Finance Corp. Ltd. (Yankee)                                      1.1
--------------------------------------------------------------------------------
Harrah's Operating Co., Inc.                                          1.1
--------------------------------------------------------------------------------
Lamar Media Corp.                                                     1.0
--------------------------------------------------------------------------------
JMH Finance Ltd. (144A)                                               1.0
--------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority                                       1.0
--------------------------------------------------------------------------------
AES Corp.                                                             1.0
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Portfolio Composition (% of portfolio market value) As of 06/30/01

                                    [GRAPH]

                  Corporates                           70.0%
                  Convertables and Equity Related      21.0%
                  US Government & Agency                7.0%
                  Cash                                  2.0%

/1/The portfolio is actively managed and therefore, allocations are subject to change.

/2/For the period 12/31/00 through 5/31/01, as measured by the Merrill Lynch Convertible Bond Special Quality Index TR, which returned -2.68% for the specified period. The Index is unmanaged and not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/4/The Lehman Brothers Aggregate Bond Index is a broad measure of the performance of the taxable bonds in the U.S. market, with maturities of at least one year.

/5/The Salmon Brothers Broad Investment-Grade Bond Index (BIG) is a market-capitalized weighted index that includes fixed-rate treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities. The Index does not reflect any expenses .

/6/The Credit Suisse First Boston High Yield Index is representative of lower rated debt, including straight-preferred stocks.

A NOTE ABOUT RISK: The Portfolio has the ability to invest up to 80% of total assets in debt securities, which may include high-yield debt securities. The risks of high-yield debt securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. In addition, the Portfolio may invest up to 10% of gross assets at market value in debt securities primarily traded in foreign countries. Foreign securities markets may not be subject to the same degree of regulation as U.S. markets and may be more volatile and less liquid than major U.S. markets. Foreign investments are subject to currency exposure. These and other risks are more fully described in the prospectus. There can be no assurance that the Portfolio will meet its investment objective.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio            For the six months ended 06/30/01
Managed by Lord, Abbett & Co.

Letter to Policyholders
--------------------------------------------------------------------------------

Portfolio Commentary/1/
First Quarter 2001 Portfolio Review

Although the portfolio posted a slight loss for the quarter, we were able to shield the portfolio from the market fallout slightly better than the S&P MidCap 400 Barra Value Index/2/. Strength in the portfolio during the quarter was seen in many of our consumer-oriented stocks. These securities were sold heavily by investors in latter half of 2000, and offered an excellent opportunity for us to establish or increase positions. By and large, the retail sector provided good results during the quarter, generating some of the largest gains for the portfolio. Investors flirted heavily with retail names during the quarter, moving in during heavy downturns in the technology and biotech sectors.

Remarkable weakness was seen in some of the best performing sectors of last year. Specifically, healthcare and basic materials stock that performed exceptionally well in the last quarter of 2000 detracted from portfolio performance over the last three months. We believe the weakness in many of our underperforming holdings was attributable to their strong performance in the latter part of 2000, which resulted in profit taking by many investors at the onset of the first quarter. In many cases, we have used these price drops to increase positions in holdings.

Second Quarter 2001 Portfolio Review

The portfolio posted a positive return for the quarter, but underperformed the S&P MidCap 400 Barra Value Index. For the second quarter in a row, the portfolio's consumer-oriented stocks offered the greatest source of strength. Many so-called early cycle stocks, such as retailers, gaming companies and appliances manufacturers continued strength in product pricing helped the stocks recover from first quarter declines.

On the other hand, energy was the only sector in the portfolio that experienced broad weakness. Stocks in this sector sold off as the slowing economy dampened expectations for oil and gas demand growth. Nevertheless, we believe supply growth is not keeping up with longer-term demand growth trends creating a very favorable outlook for future earnings growth. If stock price weakness for this sector continues, we may use it as an opportunity to add to our exposure.

Outlook

We continue to believe that the potential long-term rewards in mid-cap value stocks are excellent. As evidence of an economic deceleration accumulates, investors are pushing down the valuation of entire sectors of the market. By the very nature of our investment discipline, this increases the number of opportunities for us to investigate and, eventually, include in our portfolio. We continue to believe that many of the stocks categorized as large-cap growth, especially technology companies, will continue to fade from favor due to what we believe are high relative valuations combined with deteriorating fundamentals. As a result, we expect that value stocks will continue to perform well as we move further into 2001.

Edward von der Linde
Portfolio Manager
Lord, Abbett & Co.

--------------------------------------------------------------------------------
                                                Average Annual Return/3/
Inception 8/20/97                          (for the period ended 6/30/01)
--------------------------------------------------------------------------------
                                              1 Year    3 Year Since inception
--------------------------------------------------------------------------------
Lord Abbett
Mid-Cap Value Portfolio-- Class A             33.80%    16.00%     15.85%
                          Class B                --        --       6.24%
--------------------------------------------------------------------------------
S&P 400
Mid-Cap/BARRA Value Index/2/                  32.90%    11.84%     10.54%
--------------------------------------------------------------------------------
Russell Mid Cap Index/4/                       0.95%     8.17%     10.70%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio            For the six months ended 06/30/01
Managed by Lord, Abbett & Co.

Letter to Policyholders (continued)
--------------------------------------------------------------------------------

Top 10 Portfolio Holdings by Market Value
As of 06/30/01

                                                                 % of portfolio
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                                 3.2
--------------------------------------------------------------------------------
Big Lots, Inc.                                                        2.7
--------------------------------------------------------------------------------
Boston Scientific Corp.                                               2.7
--------------------------------------------------------------------------------
Caremark Rx, Inc.                                                     2.6
--------------------------------------------------------------------------------
Georgia-Pacific Group                                                 2.6
--------------------------------------------------------------------------------
K-Mart Corp.                                                          2.5
--------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                              2.5
--------------------------------------------------------------------------------
Healthcare Realty Trust, Inc. (REIT)                                  2.5
--------------------------------------------------------------------------------
Pactiv Corp.                                                          2.5
--------------------------------------------------------------------------------
Health Net, Inc.                                                      2.5
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Top 10 Portfolio Sectors (% of portfolio market value)
As of 6/30/01

                                    [GRAPH]

                     Consumer Discretionary         19.0%
                     Health Care                    19.0%
                     Materials                      15.0%
                     Utilities                      14.0%
                     Financials                     11.0%
                     Consumer Staples                7.0%
                     Energy                          6.0%
                     Industrials                     4.0%
                     Information Technology          4.0%
                     Other                           1.0%

/1/The portfolio is actively managed and therefore, allocations are subject to change.

/2/The S&P Mid-Cap 400 Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The S&P/BARRA Growth and Value Indices are constructed by dividing the stocks in an index according to a singe attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-price ratios; conversely, the growth index has firms with lower book-to-price ratios. Indices cited are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/4/The Russell Mid Cap Index measures the performance of the 800 smallest securities in the Russell 1000 Index, which represent approximately 35% of the total market capitalization. The Index does not reflect any expenses.

A NOTE ABOUT RISK: The Portfolio may invest up to 10% of gross assets at market value in debt securities primarily traded in foreign countries. Foreign securities markets may not be subject to the same degree of regulation as U.S. markets and may be more volatile and less liquid than major U.S. markets. Foreign investments are subject to currency exposure. These and other risks are more fully described in the prospectus. There can be no assurance that the Portfolio will meet its investment objective.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative portfolio performance does not account for the deduction of sales charges and would be different if sales charges were included.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Developing Growth Portfolio        For the six months ended 06/30/01
Managed by Lord, Abbett & Co.

Letter to Policyholders
--------------------------------------------------------------------------------

Portfolio Commentary/1/
First Quarter 2001 Portfolio Review

Performance was negative during the first quarter of 2001 and slightly lagged the Russell 2000 Growth Index/2/. Although many market sectors across the Index experienced poor performance during the quarter, the stocks of technology companies saw the most significant declines. Because of our concerns over technology valuations, the portfolio was underweight in the technology sector relative to the Index, which somewhat helped performance. Overall, the portfolio holdings that declined the most in value did so primarily due to lower reported earnings.

The stronger performing companies during the quarter were those thought to be relatively impervious to an economic downturn. For example, one area perceived to be recession resistant is education and training. Examples of such holdings in the portfolio include small companies involved in temporary staffing and accounts receivable management. These are some of the types of opportunities that may be more successful in a difficult economic environment. Additionally, the healthcare sector was one of the more "defensive" areas that provided some healthy gains in select company stocks. The retail sector once again provided mixed results during the quarter, generating some of the largest gains and deepest losses.

Second Quarter 2001 Portfolio Review

While the Portfolio posted a respectable return for the quarter, we slightly lagged the Russell 2000 Growth Index. Our underperformance could be attributed, in part, to the impressive gains seen by the Index's smallest issues, many of which fall beneath the range of our investment guidelines. For the first time in almost six quarters, most market sectors across the Index experienced positive performance, including the beleaguered technology and telecom areas. However, due to our ongoing short-term concerns over valuations and future earnings in these two sectors, the portfolio was slightly underweight relative to the Index. But due to good stock selection, we performed somewhat better than the Index in these areas for the quarter. On the whole, our holdings in companies involved in healthcare proved to be the portfolio's most prolific area. Although we were underweight in the sector versus the Index, our strong stock selection, particularly in healthcare services companies, generated healthy gains that aided performance. As one of the more defensive, non-cyclical areas of the portfolio, our healthcare holdings have proved to be reliable standbys during this period of economic uncertainty.

Performance for many of our holdings in the consumer discretionary sector, while strong in the first quarter, held back the portfolio somewhat this time around. The retail sector once again provided mixed results during the quarter, generating some of the largest gains and deepest losses. Rising cost, slowing consumer demand and seasonal weakness stifled some of our key retail apparel holdings. However, some of the portfolio's consumer electronics holdings managed to perform well.

Although the portfolio benefited from its technology holding in the second quarter, it wasn't altogether immune to difficulties in the sector. Companies involved in computer hardware (e.g. semiconductors and capital equipment) declined the most in value primarily due to lower reported earnings and a sharp slowdown in business conditions.

Outlook

Going forward, we anticipate building incremental positions in select companies in the energy, home building and education services sectors. We believe there is a sustained demand for energy and the infrastructure of the energy industry, and we will look for unique opportunities within those industries. Our research indicates that the home building industry continues to be in a period of secular growth due to an overall shortage in housing across the country. However, we believe the excessive housing prices in the coastal areas are unsustainable and that the markets in the center of the U.S. offer better value. Additionally, with the affordability of mortgages and the prospect of further Fed rate cuts, we believe this to be a promising area from an interest rate standpoint. Education spending has become a hot topic for President Bush. We believe his accommodative platform portends a period of strong growth and ample demand for education services companies.

Bracing for the summer slowdown, we will look to reduce our exposure to stocks of consumer discretionary companies that may see waning seasonal or cyclical demand. We have also begun to take profits in selected healthcare services and consumer electronics companies whose valuations now appear to fully discount their prospects for growth. While we remain cautious on technology and capital equipment related to technology, we plan to maintain our selective exposure to these areas. We believe that, in the near term, downward earnings revisions and negative sentiment will continue to weigh on the markets. However, as inventories are reduced and liquidity improves, opportunities for small-cap growth companies that have relatively attractive valuations and solid business models should become apparent.

Stephen J. McGruder
Portfolio Manager
Lord, Abbett & Co.

--------------------------------------------------------------------------------
                                                  Average Annual Return/3/
Inception 8/20/97                             (for the period ended 6/30/01)
--------------------------------------------------------------------------------
                                              1 Year    3 Year  Since inception
--------------------------------------------------------------------------------
Lord Abbett
Developing Growth Portfolio-- Class A         (11.66)%     0.57%     3.95%
                              Class B             --         --     20.77%
--------------------------------------------------------------------------------
Russell 2000 Index/2/                           0.58%      5.29%     6.44%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Developing Growth Portfolio        For the six months ended 06/30/01
Managed by Lord, Abbett & Co.

Letter to Policyholders (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top 10 Portfolio Holdings by Market Value
As of 06/30/01

                                                                % of portfolio
--------------------------------------------------------------------------------
Timberland Co. (The)                                                  2.4
--------------------------------------------------------------------------------
Corporate Executive Board Co.                                         2.2
--------------------------------------------------------------------------------
Iron Mountain, Inc.                                                   2.1
--------------------------------------------------------------------------------
Plantronics, Inc.                                                     1.8
--------------------------------------------------------------------------------
Stillwater Mining Co.                                                 1.8
--------------------------------------------------------------------------------
Coherent, Inc.                                                        1.5
--------------------------------------------------------------------------------
Advanced Digital Information Corp.                                    1.5
--------------------------------------------------------------------------------
Quiksilver, Inc.                                                      1.4
--------------------------------------------------------------------------------
SICOR, Inc.                                                           1.4
--------------------------------------------------------------------------------
Metris Companies, Inc.                                                1.4
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Top 10 Portfolio Sectors (% of portfolio market value)
As of 06/30/01

                                    [GRAPH]


                     Consumer Discretionary         27.0%
                     Health Care                    21.0%
                     Technology                     11.0%
                     Producer Durables              10.0%
                     Other                           9.0%
                     Other Energy                    8.0%
                     Financial Services              6.0%
                     Materials and Processing        5.0%
                     Auto and Transportation         2.0%
                     Consumer Staples                1.0%

/1/The portfolio is actively managed and subject to change. Sectors may include many industries.

/2/The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the Index had an approximate market capitalization of $1.5 billion. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

A NOTE ABOUT RISK: The Portfolio invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid that other types of stocks. Also, small-cap companies may have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. These factors can affect portfolio performance.

The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative portfolio performance does not account for the deduction of sales charges and would be different if sales charges were included.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Growth Opportunities Portfolio     For the six months ended 06/30/01
Managed by Lord, Abbett & Co.

Letter to Policyholders
--------------------------------------------------------------------------------

Portfolio Commentary/1/
First Quarter 2001 Portfolio Review

For the period ended March 31, 2001, the portfolio posted a negative return, which was slightly less than that of its primary benchmark, the Russell Mid Cap Growth Index/2/. While the Russell Mid Cap Growth Index was very heavily technology-weighted, the portfolio was underweight in technology for the past year and a half, which served us well on a relative basis. Although technology stocks initially reacted well to the Federal Reserve Board's interest rate cuts in January, the sector exceeded its prior lows despite an additional interest rate cut in March. Another factor that helped the portfolio on a relative basis was its emphasis on energy-related companies. Although natural gas and oil prices came down from their highs of a few months ago, they were still well above long-term, historical price support levels. The biggest beneficiaries of this environment were exploration and production companies, as well as energy service concerns. However, on an absolute return basis, our overweight in healthcare was a negative during the first quarter, as investor's took profits after a very strong year in 2000.

Second Quarter 2001 Portfolio Review

During the quarter the portfolio generated a positive return that slightly lagged the Russell Mid Cap Growth Index. We made very few changes to the portfolio during the quarter, choosing instead to continue focusing on stocks of companies in more defensive sectors. One area that we continued to emphasize was health care company stocks, where we saw some of our most significant gains. Our overweight position and good stock selection notably helped our outperformance over the Index. In particular, the portfolio benefited greatly from our decision to specifically invest in stocks of generic drug companies. We initiated this trend in early 1999, and the increasingly favorable state and federal legislative climate, along with the large number of drugs coming off patent into the generic market has created an extremely positive investment environment. We also remained modestly overweight in financial services companies that have directly benefited from the Fed's string of rate cuts. On a fundamental basis, many of these companies have performed well. Borrowing costs have been falling at a faster pace than the rates at which they lend money. As a result, these companies' net interest margins have widened, leading to faster earnings per share growth.

Performance for many of our holdings in the consumer discretionary sector held back the portfolio somewhat. Rising costs, intense competition and cyclical weakness stifled some of our key holdings in this sector. While many companies have take steps to fix inventory surpluses and adjust for slower rates of growth, the general economic weakness and negative effect on consumer spending has taken its toll lately. Due to ongoing concerns about high valuation levels and general uneasiness regarding overcapacity and earnings potential, we remained significantly underweight in the stock of technology companies during the quarter a position we've maintained for approximately 18 months. Although our slight exposure hurt portfolio performance, our underweighting versus the Index paid off, as the technology sector continued to bear the brunt of the market's correction.

Outlook

We remain cautiously optimistic about the economy in general for the remainder of 2001. We are more optimistic about 2002, particularly the second half of next year. We are encouraged by the Fed's aggressive actions and accommodative stance, but continue to be concerned with high valuations in many areas of the market. We believe that favorable company news has, in many cases, already been discounted in a lot of stock prices. Therefore, in-depth company research and bottom-up stock picking will continue to be a paramount importance. However, we believe we will continue to see enthusiasm for the midcap segment over the long term, where investors can find faster growing companies at lower levels of risk.

Kevin P. Ferguson
Steven J. McGruder
Fredric D. Ohr.
Portfolio Managers
Lord, Abbett & Co.

--------------------------------------------------------------------------------
                                                    Average Annual Return/3/
Inception 2/12/01                                 (for the period ended 6/30/01)
--------------------------------------------------------------------------------
                                                      Since inception
--------------------------------------------------------------------------------
Lord Abbett
Growth Opportunities Portfolio-- Class A                     0.73%
                                 Class B                    (3.60)%
--------------------------------------------------------------------------------
Russell Mid Cap Growth Index/2/                            (17.67)%
--------------------------------------------------------------------------------
Russell Mid Cap Index/4/                                    (5.71)%
--------------------------------------------------------------------------------
S&P 400 Mid Cap Index/5/                                    (1.23)%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Growth Opportunities Portfolio     For the six months ended 06/30/01
Managed by Lord, Abbett & Co.

Letter to Policyholders (continued)
--------------------------------------------------------------------------------

Top 10 Portfolio Holdings by Market Value
As of 06/30/01

                                                              % of portfolio
--------------------------------------------------------------------------------
Caremark Rx, Inc.                                                   2.7
--------------------------------------------------------------------------------
Barnes & Noble, Inc.                                                2.3
--------------------------------------------------------------------------------
Laboratory Corporation of America Holdings                          2.2
--------------------------------------------------------------------------------
SICOR, Inc.                                                         2.1
--------------------------------------------------------------------------------
Genzyme Corp.                                                       2.1
--------------------------------------------------------------------------------
IVAX Corp.                                                          1.9
--------------------------------------------------------------------------------
Charter Communications, Inc. - Class A                              1.8
--------------------------------------------------------------------------------
Concord EFS, Inc.                                                   1.8
--------------------------------------------------------------------------------
XL Capital, Ltd.                                                    1.7
--------------------------------------------------------------------------------
Dynegy, Inc. - Class A                                              1.7
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Top 10 Portfolio Sectors (% of portfolio market value) As of 06/30/01

                                    [GRAPH]

                       Health Care                 24.0%
                       Technology                  19.0%
                       Consumer Discretionary      16.0%
                       Financial Services          10.0%
                       Other Energy                 9.0%
                       Other                        9.0%
                       Utilties                     8.0%
                       Materials & Processing       3.0%
                       Auto and Transportation      1.0%
                       Consumer Staples             1.0%


/1/The portfolio is actively managed and subject to change. Sectors may include many industries.

/2/The Russell Mid Cap Growth Index measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and height forecasted growth values. The stocks are also included in the Russell 1000 Growth Index. The Russell Growth Index measures the performance of those Russell 1000 companies with higher forecasted growth values. The indices cited are unmanaged and not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/4/The Russell Mid Cap Index measures the performance of the 800 smallest securities in the Russell 1000 index, which represent approximately 35% of the total market capitalization. The Index does not reflect any expenses.

/5/The S&P 400 Mid Cap Index consists of 400 domestic stocks of midsize companies in the U.S. market. The Index does not include fees and expenses and is not available for direct deposit.

A NOTE ABOUT RISK: The Portfolio invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid that other types of stocks. Also, small-cap companies may have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. These factors can affect portfolio performance.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative portfolio performance does not account for the deduction of sales charges and would be different if sales charges were included.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio          For the six months ended 06/30/01
Managed by Lord, Abbett & Co.

Letter to Policyholders
--------------------------------------------------------------------------------

Portfolio Commentary/1/
First Quarter 2001 Portfolio Review

Many of the investment strategies that helped the portfolio post strong performance in 2000 came under pressure in the turbulent first quarter. As a result the Portfolio posted a negative return for the quarter, underperforming its benchmark, the S&P Barra Value Index/2/, which also posted a negative return. The portfolio's underweight position in consumer cyclical stocks, such as retail stocks, was a key factor in the portfolio's underperformance this period, as the sector was one of the market's better performers. In addition, select stocks in both the financial services sector and in the technology sector came under pressure and detracted from performance. Our overweight position in electrical utilities also held back the portfolio, as the sector performed poorly for the quarter.

Second Quarter 2001 Portfolio Review

The portfolio performed well for the quarter, outperforming the S&P 500/BARRA Value Index. Generally, the portfolio's diversified mix, based on good value opportunities in the market across all sectors, was a significant basis for the portfolio's performance this quarter. Specifically, the biggest contributors to performance this period were our stocks of companies in basic industries (companies whose earnings tend to be more sensitive to movements in the overall economy), pollution control, and select consumer cyclical companies. In addition, selected stocks in our financial services holdings substantially contributed to our favorable performance. Regarding our exposure to technology, we have been underweight in these stocks for some time relative to the Index. Still, our few holdings in this sector positively added to performance this period.

In terms of portfolio activity, we modestly reduced our position in energy-related stocks, as we believe significant increases in the price of oil in the months ahead are unlikely. We added to our holdings as in the stocks of transportation companies (both airlines and railroads), consumer cyclicals (retail and entertainment) and financial services companies, particularly banks. Underlying all of these additions to the portfolio were attractive valuations and improving longer-term fundamentals.

Outlook

We believe S&P 500 profits are likely to decline 8 to 10% in 2001 due to the slowdown in consumer spending and the severe decline in capital expenditures. Although economic growth is currently sluggish, with GDP expected to grow a mere 1% in the second quarter, the United States economy should avoid recession due to the Fed's substantial reduction of short-term interest rates during the first half of the year. This rapid decline of interest rates combined with the recently approved tax cut by Congress should stimulate consumer spending and improve economic activity later this year or early in 2002.

During the first half of the year, we positioned the portfolio to take advantage of this expected re-acceleration in the economy. This strategy is in line with our historical approach of buying quality companies at value prices, and we believe, will continue to serve our clients well. On a broad basis, we believe value stocks will continue to offer the best potential for good returns, relative to other sectors of the market.

W. Thomas Hudson Jr.
Portfolio Manager
Lord, Abbett & Co.

--------------------------------------------------------------------------------
                                                  Average Annual Return/3/
Inception 12/11/89                            (for the period ended 6/30/01)

--------------------------------------------------------------------------------
                              1 Year  3 Year  5 Year   10 Year   Since inception
--------------------------------------------------------------------------------
Lord Abbett
Growth and Income
Portfolio-- Class A           12.35%   9.56%  14.99%    15.77%       14.90%
            Class B              --      --      --        --         8.93%
--------------------------------------------------------------------------------
S&P 500 Index/2/             (14.83)%  3.89%  14.48%    15.09%       14.00%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio          For the six months ended 06/30/01
Managed by Lord, Abbett & Co.

Letter to Policyholders (continued)
--------------------------------------------------------------------------------

Top 10 Portfolio Holdings by Market Value
As of 06/30/01

                                                                % of portfolio
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                     2.4
--------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co. (3M)                             2.2
--------------------------------------------------------------------------------
Wells Fargo Co.                                                       2.0
--------------------------------------------------------------------------------
Mellon Financial Corp.                                                2.0
--------------------------------------------------------------------------------
Waste Management, Inc.                                                2.0
--------------------------------------------------------------------------------
American Home Products Corp.                                          2.0
--------------------------------------------------------------------------------
Schering-Plough Corp.                                                 1.9
--------------------------------------------------------------------------------
Dominion Resources, Inc.                                              1.9
--------------------------------------------------------------------------------
Verizon Communications, Inc.                                          1.9
--------------------------------------------------------------------------------
Citigroup, Inc.                                                       1.9
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Top 10 Portfolio Sectors (% of portfolio market value)
As of 06/30/01

                                    [GRAPH]

                       Financials                  20.0%
                       Industrials                 18.0%
                       Consumer Discretionary      15.0%
                       Health Care                  8.0%
                       Energy                       7.0%
                       IT                           7.0%
                       Materials                    7.0%
                       Utilities                    7.0%
                       Other                        6.0%
                       Consumer Staples             5.0%


/1/The portfolio is actively managed and subject to change.

/2/The S&P 500 Index is a market capitalization weighted index consisting of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The S&P/BARRA Growth and Value Indices are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratios; conversely, the growth index has firms with lower book-to-price ratios. The indices cited are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

/3/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

A NOTE ABOUT RISK: The Portfolio may invest up to 10% of gross assets at market value in debt securities primarily traded in foreign countries. Foreign securities markets may not be subject to the same degree of regulation as U.S. markets and may be more volatile and less liquid than major U.S. markets. Foreign investments are subject to currency exposure. These and other risks are more fully described in the prospectus. There can be no assurance that the Portfolio will meet its investment objective.

Past performance does not guarantee future results. The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative portfolio performance does not account for the deduction of sales charges and would be different if sales charges were included.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Firstar Balanced Portfolio                     For the six months ended 06/30/01
Managed by U.S. Bancorp Piper Jaffray Asset Management, Inc.

Letter to Policyholders
--------------------------------------------------------------------------------

Equity Markets

Stock prices were volatile in the first half of the year with the S&P 500 Index/1/ posting a -12.1% decline in the first quarter followed by a 5.9% gain in the second quarter. The second quarter advance was the first positive performance for the index in five quarters and lowered the six-month loss to - 6.7%. The S&P 600 SmallCap Index's/2/ quarterly advance of 13.7% and the S&P 400 MidCap Index's/3/ jump of 13.2% continued the dominance of small and medium-sized companies over large stocks. These indexes have now advanced 6.2% and 1.0% respectively during the first six months of 2001.

The stock market continued to suffer under the weight of corporate profit performance and weak economic growth and its impact. Earnings expectations for the S&P 500 Index in 2001 are now down 12% since December, which has created a difficult environment for stocks. Valuations now favor high-quality companies as their earnings have continued to advance while share prices have languished. Our Portfolio is traditionally filled with high-quality stocks, which should be a positive as investors rotate back into these securities.

We believe that the market has bottomed and will begin to improve in the third and fourth quarters. The combination of investor uncertainty, persistent Fed easing of credit conditions, a slowing in the rate of earnings deterioration, and more favorable equity valuations creates an environment for better price performance. Such an environment would benefit the Portfolio, which holds 60% of its assets in the equity market.

Fixed Income

Two investment themes dominate the bond market thus far in 2001. First, high-yield and corporate bonds continue to perform well relative to other fixed-income sectors, while quality spreads narrow. Second, and most widely reported, is the dramatic reshaping of the Treasury yield curve, featuring an aggressive 250 basis point easing by the Federal Reserve. Relative performance thus far has hinged on positioning the bond component, representing 35% of the Portfolio's net assets, for a steepening yield curve and with an over-weighting in credit-sensitive sectors.

Looking forward in its enhanced role as a leading economic indicator, the bond market is anticipating slow but sustainable growth, with both fiscal and monetary stimulus underway. Conditions will remain precarious for individual corporate credits, requiring continued careful focus on diversification and security selection. Yield spreads still rank in the top quartile historically and offer attractive value, despite high levels of corporate indebtedness and record new issue volume. With the dramatic steepening of the yield curve now behind us, a laddered portfolio structure is optimal to capture roll-down opportunities over time.

Robert Bernstein
Portfolio Manager
U.S. Bancorp Piper Jaffray Asset Management, Inc.

--------------------------------------------------------------------------------
                                                     Average Annual Return/4/
Inception 7/1/97                                 (for the period ended 6/30/01)
--------------------------------------------------------------------------------
                                              1 Year    3 Year  Since inception
--------------------------------------------------------------------------------
Firstar
Balanced Portfolio-- Class A                   0.13%     4.39%        6.54%
--------------------------------------------------------------------------------
S&P 500 Index/1/                             (14.83)%    3.89%        9.92%
--------------------------------------------------------------------------------
Salomon Brothers Broad
Investment Grade Bond Index/5/                11.24%    6.25%        7.32%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Firstar Balanced Portfolio                     For the six months ended 06/30/01
Managed by U.S. Bancorp Piper Jaffray Asset Management, Inc.

Letter to Policyholders (continued)
--------------------------------------------------------------------------------
Top 10 Portfolio Holdings by Market Value
As of 06/30/01
                                                             % of portfolio
-------------------------------------------------------------------------------
Federal National Mortgage Association                              4.2
-------------------------------------------------------------------------------
U.S. Treasury Note (6.625%, 5/15/07)                               3.9
-------------------------------------------------------------------------------
U.S. Treasury Note (7.25%, 5/15/04)                                3.8
-------------------------------------------------------------------------------
U.S. Treasury Note (6.00%, 8/15/09)                                2.5
-------------------------------------------------------------------------------
Norwest Financial                                                  2.5
-------------------------------------------------------------------------------
Ford Motor Credit Co.                                              2.4
-------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours and Co.                                  2.0
-------------------------------------------------------------------------------
Citigroup, Inc.                                                    2.0
-------------------------------------------------------------------------------
U.S. Treasury Note (6.125%, 8/15/07)                               1.9
-------------------------------------------------------------------------------
U.S. Treasury Note (5.625%, 5/15/08)                               1.9
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Top 10 Portfolio Sectors (% of portfolio market value)
As of 06/30/01

                               [GRAPH]

               Communication Services               6.9%
               Basic Materials                      1.3%
               Financial                           21.6%
               Utility                              6.9%
               Energy                               8.2%
               Consumer Staples                     9.1%
               Technology                          14.5%
               Capital Goods                        9.6%
               Health Care                         11.2%
               Consumer Cyclical                   10.7%


/1/ The S&P 500 Index is an unmanaged index consisting of stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

/2/ The S&P 600 SmallCap Index is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization.

/3/ The S&P 400 MidCap Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.

/4/ "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/5/ The Salmon Brothers Broad Investment-Grade Bond Index (BIG) is a market-capitalized weighted index that includes fixed-rate treasury, government sponsored, corporate (Baa3/BBB or better) and mortgage securities. The index does not reflect any expenses.

The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Firstar Equity Income Portfolio                For the six months ended 06/30/01
Managed by U.S. Bancorp Piper Jaffray Asset Management, Inc.

Letter to Policyholders

--------------------------------------------------------------------------------
Disappointing earnings, a deceleration in earnings growth, and fears of an economic recession played havoc on the financial markets during the first half of 2001. The equity markets rebounded during the second quarter, recovering a portion of the losses realized in the first three months of the year. The Russell 1000 Index/1/ fell -12.57% during the first quarter, gained +6.30% in the second quarter and is down -7.05% year-to-date. The Equity Income Portfolio, following a similar pattern, declined -3.02% during the first quarter, gained +3.07% during the second quarter and is down only -0.04% year-to-date. On an even brighter note, the Portfolio returned +18.28% for the trailing twelve months compared to a -14.96% return for the Russell 1000 Index.

Corporate earnings growth continued to decelerate in the first half of 2001. We are projecting a nearly 20% drop in S&P 500 earnings in this year's second quarter, down from the 11% decline experienced in the first quarter and the 2% drop reported for the quarter ended December 31, 2000. The Federal Reserve Board's aggressive first half response to the weakening corporate earnings environment combined with easier year-over-year earnings comparisons is expected to end the market's "earnings recession" in late 2001 or early 2002. Importantly, the stock market has often discounted a turn in corporate profitability by approximately six months.

The ten largest holdings represent 31.65% of the Portfolio with USA Education, Inc. the largest holding at 4.8% of total assets. Financial assets represent 32% of the Portfolio assets and consumer discretionary, energy, utility, and industrial stocks are all 9% or greater in terms of sector weights. We expect above-average stock price volatility and sector rotation to continue due to the uncertain economic and earnings environment. The Portfolio will continue to emphasize those sectors and issues that we feel will experience superior earnings growth relative to their equity valuations.

Joseph Belew
Portfolio Manager
U.S. Bancorp Piper Jaffray Asset Management, Inc.

--------------------------------------------------------------------------------
                                                   Average Annual Return/2/
Inception 7/1/97                               (for the period ended 6/30/01)
--------------------------------------------------------------------------------
                                              1 Year   3 Year  Since inception
--------------------------------------------------------------------------------
Firstar
Equity Income Portfolio -- Class A            18.28%    5.21%       9.68%
--------------------------------------------------------------------------------
Russell 1000 Index/1/                        (14.96)%   4.24%      10.19%
--------------------------------------------------------------------------------

Top 10 Portfolio Holdings by Market Value
As of 6/30/01
                                                % of portfolio

---------------------------------------------------------------------------
USA Education, Inc.                                  4.9
---------------------------------------------------------------------------
Lowes Co., Inc.                                      3.8
---------------------------------------------------------------------------
Alcoa, Inc.                                          3.1
---------------------------------------------------------------------------
Federal National Mortgage Association                3.0
---------------------------------------------------------------------------
Mellon Financial Corp.                               3.0
---------------------------------------------------------------------------
Masco Corp.                                          2.9
---------------------------------------------------------------------------
Citigroup, Inc.                                      2.9
---------------------------------------------------------------------------
Comerica, Inc.                                       2.8
---------------------------------------------------------------------------
Conoco, Inc.                                         2.8
---------------------------------------------------------------------------
Heller Financial, Inc.                               2.8
---------------------------------------------------------------------------


---------------------------------------------------------------------------
Top 10 Portfolio Sectors (% of portfolio market value)
As of 6/30/01

                                    [GRAPH]

               Health Care                        4.2%
               Basic Materials                    5.7%
               Communication Services             5.7%
               Financial                         32.2%
               Technology                         6.7%
               Consumer Staples                   7.2%
               Capital Goods                      9.2%
               Consumer Cyclical                 10.0%
               Utility                            9.5%
               Energy                             9.6%


/1/The Russell 1000 Index consists of the largest 1000 companies in the Russell 3000 Index. The Index represents the universe of large capitalization stocks from which most active money managers typically select. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Firstar Growth & Income Equity Portfolio       For the six months ended 06/30/01
Managed by U.S. Bancorp Piper Jaffray Asset Management, Inc.

Letter to Policyholders

--------------------------------------------------------------------------------
The equity markets sold off sharply in the first three months of the year as the outlook for earnings continued to deteriorate. The second quarter provided some recovery with the S&P 500 returning its first positive quarterly return (+5.9%) in five quarters. Overall, the equity markets, as measured by the S&P 500 Index1, returned -6.7% the first half of the year. The S&P 500/Barra Value index2 followed a similar pattern, earning -6.5% in the first quarter and +4.4% in the second quarter for a six-month return of -2.50%. The Growth & Income Equity Portfolio followed suit with a negative first quarter return (-13.2%), a positive second quarter return (+3.0%) and a year-to-date return of -10.6%. The relative underperformance of the Growth and Income Equity Portfolio, year-to-date, reflects in part the large disparity in performance between high quality and low quality stocks. Stocks rated C & D by Standard and Poor's, for example, outperformed A+ rated stocks by over 19 percentage points in the first six months of 2001. We continue to emphasize high quality large capitalization issues in the Growth and Income Equity Portfolio.

Earnings growth decelerated throughout 2000 and eventually turned negative in last year's fourth quarter. We are projecting a nearly 20% drop in S&P 500 earnings in this year's second quarter, down from the 11% decline experienced in the first quarter and the 2% drop reported for the quarter ended December 31, 2000. The Federal Reserve Board's aggressive first half response to the weakening corporate earnings environment combined with easier year-over-year earnings comparisons is expected to end the market's "earnings recession" in late 2001 or early 2002.

Currently, the Growth and Income Equity Portfolio is overweight in the healthcare and consumer staples sectors and underweight in the financials and basic materials sectors relative to the Portfolio's custom benchmark. The custom benchmark is an equally weighted combination of the Standard and Poor's 500 Index and the Standard and Poor's 500/BARRA Value Index. The Portfolio remains broadly diversified across economic sectors. We expect above-average stock price volatility and sector rotation to continue due to the uncertain economic and earnings environment. The Portfolio will continue to emphasize those sectors and issues that we feel will experience superior earnings growth relative to their equity valuations.

Marian Zentmyer
Don Keller
Leon D. Dodge
Portfolio Managers
U.S. Bancorp Piper Jaffray Asset Management, Inc.
-------------------------------------------------------------------------------
                                                   Average Annual Return/3/
Inception 7/1/97                               (for the period ended 6/30/01)
-------------------------------------------------------------------------------
                                              1 Year   3 Year  Since inception
Firstar
-------------------------------------------------------------------------------
Growth & Income Equity Portfolio -- Class A   (14.14)%  0.62%       5.09%
-------------------------------------------------------------------------------
S&P 500 Index/1/                              (14.83)%  3.89%       9.92%
-------------------------------------------------------------------------------
Blended Index (50% S&P 500 Index /
50% S&P/BARRA 500 Value Index)/2/             (12.70)%  4.68%      10.54%
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
Top 10 Portfolio Holdings by Market Value
As of 06/30/01
                                                         % of portfolio
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                              3.4
-------------------------------------------------------------------------------
Citigroup, Inc.                                                3.2
-------------------------------------------------------------------------------
Verizon Communications, Inc.                                   2.5
-------------------------------------------------------------------------------
General Electric Co.                                           2.4
-------------------------------------------------------------------------------
Tyco International, Ltd.                                       2.3
-------------------------------------------------------------------------------
Microsoft Corp.                                                2.2
-------------------------------------------------------------------------------
SBC Communications, Inc.                                       2.1
-------------------------------------------------------------------------------
Safeway, Inc.                                                  1.8
-------------------------------------------------------------------------------
Duke Energy Corp.                                              1.7
-------------------------------------------------------------------------------
American International Group, Inc.                             1.7
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Top 10 Portfolio Sectors (% of portfolio market value)
As of 06/30/01

                                    [GRAPH]

               Basic Materials                         2.6%
               Utility                                 5.8%
               Transportation                          0.5%
               Financial                              21.5%
               Communication Services                  7.4%
               Consumer Cyclical                       7.8%
               Capital Goods                           7.9%
               Technology                             14.3%
               Energy                                  9.7%
               Consumer Staples                       12.6%
               Health Care                             9.9%


/1/ The S&P 500 Index is an unmanaged index consisting of stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

/2/ The S&P 500/BARRA Value Index is a capitalization-weighted index of all the stocks in the S&P 500 that have low price-to-book ratios.

/3/ "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.


The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Janus Aggressive Growth Portfolio                  For the period ended 06/30/01
Managed by Janus Capital Corporation

Letter to Policyholders
--------------------------------------------------------------------------------

Relentless volatility in equity markets took its toll on technology and non-technology stocks alike during the first six months of the year. Slowing business investment, deteriorating corporate earnings, mounting job layoffs and high energy prices triggered the extreme swings, further straining an economy that appeared headed toward a recession.

With the economic outlook growing bleaker by the day, the Federal Reserve took aggressive action in early January and surprised investors by lowering interest rates a half-point. Later, scant evidence of a turnaround persuaded central bankers to follow that inter-meeting move with five additional rate cuts. By the end of June, borrowing costs had been slashed to 3.75%, the lowest in seven years. Although stocks rallied after each reduction, they later gave back their gains on fears of ongoing weakness in company profits. All three major market indices ended the period down, with the technology-laden NASDAQ Composite Index suffering the biggest loss.

The Portfolio dropped sharply in this unfavorable environment and lagged its benchmark, the S&P 500 Index./1/ To say I am disappointed and frustrated with our poor performance would be an obvious understatement. Despite our research-intensive, hands-on stock-picking approach--an approach we believe helps us know our investments better than anyone--many companies that have posted outstanding results year in and year out fell far short of my expectations during the period.

In the face of the unsettling market volatility, we have focused our efforts on positioning the Portfolio for an eventual recovery. That means poring over earnings estimates to determine when inventories, particularly in the technology sector, will return to normal levels. It also means using our proven investing strategy to ascertain which companies can grow in this slow-growth period, whether through tightening expenses or cutting manufacturing capacity. The few businesses that measure up to our exacting standards must, first and foremost, be able to meet or beat their earnings projections. Secondly, they must be managed by top people who have successfully guided their companies through previous economic downturns. Finally, they must have franchise business models that will allow them to emerge from this slowing economy stronger than before and with fewer competitors.

Until recently, Nokia was one such company. Nevertheless, shares of the No. 1 cellular phone maker plunged after the company cut second-quarter sales growth estimates in half, from 20% to 10%, and lowered its quarterly earnings forecast. Nokia has seen handset sales slip as the economic deterioration in the U.S. has spread overseas. What's more, the slump has been made worse by consumers delaying purchases until new models that enable faster Internet access are introduced. Still, as the dominant industry player with approximately 35% of the market, Nokia has continued to take share from rivals Motorola and Ericsson. The downside is that about 70% of Nokia's sales come from mobile handsets, so it is more exposed to slowdown. Although we expect to rebound in 2002, we are monitoring the situation closely.

AES Corporation, one of the world's leading independent power producers, declined as well. News it was facing a Justice Department antitrust probe for agreeing to limit expansion of some of its California plants weighed on AES shares. Federal rate caps and allegations of electricity overcharges in the Sunshine State only added to its woes. Although AES was not among the energy providers accused by the California Public Utility Commission of withholding supplies to artificially inflate prices, the company's stock nonetheless fell on the market manipulation charges. Even so, AES owns or has an interest in 173 power plants in over 36 countries around the world. The strength of its diversified portfolio of global businesses, coupled with the trend toward deregulation, make AES a compelling investment. Consequently, we added to our position at more attractive prices.

Also working against us was VERITAS Software. Despite meeting first-quarter sales forecasts and later announcing it would do the same in the second quarter, the storage management software maker gave ground amid a steady stream of sales and earnings shortfalls by high-tech stalwarts. While it has not been immune to the sizable cutback in corporate IT budgets, VERITAS accounts for revenues from manufacturers that resell its products one month in arrears. As a result, the corporation knows at the beginning of every quarter what it will earn on 30% of its business. Moreover, VERITAS' expansion into international markets and focus on broadening its product line to accommodate new platforms, such as network-attached storage, have helped it achieve its sales goals in the face of slowing capital expenditures. In the end, when the economy starts to pick up again, spending on storage management should pick up as the amount of data that must be securely stored continues to grow. For these reasons, VERITAS occupies the top spot in the Portfolio.

On the plus side, Tiffany & Co., a name synonymous with fine jewelry, sterling silver, china and crystal, was a solid performer. Even as fears of a slowdown in its business were realized, with first-quarter sales falling 3% over last year, the luxury retailer still beat earnings estimates as it implemented some impressive cost-control measures. Moreover, CEO Michael Kowalski recently predicted second-quarter sales would meet expectations as well. As we see it, Tiffany remains in a strong position, both competitively and financially, and we would be shortsighted to disregard the power of the 150-year-plus brand name that sets it apart from its more lackluster peers.

As I look at the Portfolio, it becomes clear that, unlike years past, there are no apparent industry "themes" I am developing. While I continue to pick stocks on a company-by-company basis, I am broadening my horizons to find those that pass my rigorous scrutiny across every sector or the economy. I am confident this strategy, which has proven so successful in the past, will enable us to produce the results our investors expect, whether the anticipated economic recovery occurs next quarter--or next year.

Thank you for your investment with Janus Institutional.

Claire Young
Portfolio Manager
Janus Capital Corporation

-------------------------------------------------------------------------------
                                                   Average Annual Return/2/
Inception 2/12/01                              (for the period ended 6/30/01)
-------------------------------------------------------------------------------
                                                       Since inception
-------------------------------------------------------------------------------
Janus
Aggressive Growth Portfolio -- Class B                     (17.00)%
-------------------------------------------------------------------------------
S&P 500 Mid Cap Index/1/                                    (7.52)%/3/
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Janus Aggressive Growth Portfolio                  For the period ended 06/30/01
Managed by Janus Capital Corporation

Letter to Policyholders (continued)
--------------------------------------------------------------------------------

Top 10 Portfolio Holdings by Market Value
As of 06/30/01
                                                         % of portfolio
-------------------------------------------------------------------------------
VERITAS Software Corp.                                        4.5
-------------------------------------------------------------------------------
Citigroup, Inc.                                               3.2
-------------------------------------------------------------------------------
Tiffany & Co.                                                 2.8
-------------------------------------------------------------------------------
Walgreen Co.                                                  2.7
-------------------------------------------------------------------------------
Comcast Corp. - Class A                                       2.6
-------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                               2.5
-------------------------------------------------------------------------------
Kroger Co.                                                    2.3
-------------------------------------------------------------------------------
NVIDIA Corp.                                                  2.2
-------------------------------------------------------------------------------
Nokia Corp. (ADR)                                             2.2
-------------------------------------------------------------------------------
AOL Time Warner, Inc.                                         2.1
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Top 10 Portfolio Sectors (% of portfolio market value)
As of 6/30/01

                                    [GRAPH]

               Not Classified                       2.9%
               Communication Services               2.0%
               Utilities                            1.9%
               Other                                4.4%
               Capital Goods                        5.4%
               Technology                          31.1%
               Health Care                          7.0%
               Consumer Cyclicals                  10.2%
               Financials                          10.3%
               Consumer Staples                    24.8%


/1/The S&P 500 Index is an unmanaged index consisting of stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/3/The S&P 500 Index returns are based on an inception date of 2/28/01.

The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                       For the period ended 06/30/01
Managed by Massachusetts Financial Services Company

Letter to Policyholders

--------------------------------------------------------------------------------
For the period ended June 30, 2001, the portfolio provided a total return of -5.00%. These returns, which assume the reinvestment of any dividends and capital gains distributions but exclude the effects of any sales charges, compare to a return over the same period of -17.67% for the portfolio's benchmark, the Russell Mid Cap Growth Index/1/ (the Russell Index).

Performance over the period was very much a good news/bad news story. The good news was that the portfolio strongly outperformed its benchmark, and the bad news was that performance was nonetheless negative. The market has gone through one of the worst technology corrections in history, with telecommunications being perhaps the hardest hit of all the technology areas. Although we had minimized our telecom weighting going into the downturn, several of our holdings in other areas were still affected. However, in a period marked by many well-publicized earnings disappointments, a number of our largest holdings met or exceeded earnings expectations.

For example, VeriSign, one of our largest holdings as of the end of the period, is a dominant player in both security and domain names for the Internet. We significantly increased our position over the period as the stock tumbled along with the overall market slide; we saw this as a buying opportunity because our research indicated that VeriSign's earnings potential remained strong. And in the second quarter of 2001, our decision was vindicated as Verisign beat earnings expectations and the stock rose considerably.

CSG Systems was another large holding that helped performance. CSG is an outsourcing company that generates bills for cable television, satellite broadcast, and telephone subscribers. Its customers include AT&T Broadband and Cablevision. Our research indicates that CSG already bills nearly half of all U.S. cable TV subscribers and that over the next year its customer base may expand faster than Wall Street analysts seem to expect.

We also increased existing holdings or added new holdings in several technology firms whose stocks had fallen to attractive valuations--having been unjustly punished, in our view, by a market that sometimes failed to distinguish between firms with strong long-term prospects and those that were genuinely in trouble. Holdings initiated or increased over the period included Adobe Systems and Advanced Fibre Communications.

A health care holding that performed well over the period was CYTYC. The firm developed and manufactures the ThinPrep Pap Test for cervical cancer screening. Our research indicated some time ago that CYTYC's more-effective test had the potential to become a new standard of care, replacing the existing standard. Our early belief in the company has been rewarded as the firm has overcome considerable hurdles--including convincing doctors to use the test, labs to adopt the screening technology, and insurers to pay for this more-expensive test--and the market has increasingly recognized CYTYC's value. We believe that in the third quarter of 2001, the ThinPrep test will achieve the significant milestone of over 50% market penetration.

Looking ahead, we continue to like CYTYC in part because our ongoing contact with company management indicates the firm is doing just what we'd hope a great company would do: take a near-monopoly position in its market and expand the business with new products and services. One such project in development is electronic imaging that uses artificial intelligence to assist a lab technician in reading a ThinPrep test. We think this could potentially result in both faster and more accurate test evaluation.

We also had some disappointments over the period. One area that hurt performance was stocks related to content delivery over the Internet. Although we have largely avoided companies based on Web sites because many of them have, in our opinion, poor business models, we have invested in a few firms that we feel have great business models. InterNAP Network Services and Akamai Technologies offer some of the best technology for helping Web sites deliver content faster and more effectively.

Our energy holdings in oil and natural gas exploration and production firms were another area that hurt performance. Particularly in the second quarter of 2001, the market seemed to be saying that we'd reached the end of the energy cycle, that oil and natural gas prices were headed downward, and that the drillers and production firms would not be good stocks going forward. We think that argument has one basic flaw: the commodity supply, at least in natural gas, has not increased at all. In our view, the supply/demand imbalance that began this cycle of rising prices has yet to be resolved. Especially in natural gas, we think that falling prices could actually increase demand as many industrial and utility users, who switched to oil when gas prices skyrocketed, switch back to natural gas. Our analysis points to higher demand over the next six months that may drive up stocks of exploration and production firms, and we have actually added to our energy positions on the second-quarter-2001 weakness in those stocks.

Mark Regan
David E. Sette-Ducati
Portfolio Managers
Massachusetts Financial Services Company

-------------------------------------------------------------------------------
                                                      Average Annual Return/2/
Inception 2/12/01                                 (for the period ended 6/30/01)
-------------------------------------------------------------------------------
                                                         Since inception
-------------------------------------------------------------------------------
MFS
Mid Cap Growth Portfolio -- Class A                          (2.56)%
                            Class B                          (5.00)%
-------------------------------------------------------------------------------
Russell Mid Cap Growth Index/1/                             (17.67)%
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                       For the period ended 06/30/01
Managed by Massachusetts Financial Services Company

Letter to Policyholders (continued)
--------------------------------------------------------------------------------

Top 10 Portfolio Holdings by Market Value
As of 06/30/01
                                                             % of portfolio
--------------------------------------------------------------------------------
CheckFree Corp.                                                   5.1
--------------------------------------------------------------------------------
Citrix Systems, Inc.                                              4.8
--------------------------------------------------------------------------------
VeriSign, Inc.                                                    4.8
--------------------------------------------------------------------------------
Noble Drilling Corp.                                              4.1
--------------------------------------------------------------------------------
Apache Corp.                                                      4.1
--------------------------------------------------------------------------------
CSG Systems International, Inc.                                   4.0
--------------------------------------------------------------------------------
EOG Resources, Inc.                                               4.0
--------------------------------------------------------------------------------
Devon Energy Corp.                                                3.8
--------------------------------------------------------------------------------
Cytyc Corp.                                                       3.6
--------------------------------------------------------------------------------
Houston Exploration Co.                                           3.3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Sectors (% of portfolio market value)
As of 06/30/01

                                    [GRAPH]

               Capital Goods                           2.6%
               Utility/Communication Services          2.1%
               Financial                               0.4%
               Leisure                                 4.8%
               Healthcare                              9.0%
               Technology                             37.6%
               Business Services                      11.3%
               Energy                                 32.2%

/1/The Russell Mid Cap Growth Index is a market-capitalization-weighted total return index that measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The Russell mid-cap companies are the 800 smallest companies in the Russell 1000 Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS Research International Portfolio               For the period ended 06/30/01
Managed by Massachusetts Financial Services Company

Letter to Policyholders
--------------------------------------------------------------------------------

For the period ended June 30, 2001, the portfolio provided a total return of -8.5%. This return, which includes the reinvestment of any distributions but does not reflect any applicable contract or surrender charges, compares to a return of -8.14% for the portfolio's benchmark, the MSCI EAFE/1/ Index for the period from February 28, 2001 through June 30, 2001.

As the results of the portfolio and its benchmark indicate, it was a difficult market environment for equity investors around the world. While the magnitude of the markets' volatility has been startling, it was not wholly unexpected. Many parts of the world were clearly in the midst of an economic slowdown, and corporate profitability has been squeezed by reduced capital expenditures, inventory write-downs, and weaker economic growth. As a result, a number of high-profile companies reported disappointing results, which added to the climate of uncertainty. This triggered a sharp reduction in stock prices, especially in the technology and telecommunications sectors.

Our largest holding, ING Groep, exemplifies our core strategy of remaining focused on finding high-quality franchises that we believe have the ability to consistently deliver double-digit earnings growth and that possess reasonable stock valuations. Consequently, because ING possesses the visionary management team and competitive products that we think can gain market share, it's the type of holding we've concentrated on finding during a period of economic uncertainty.

We think it's a bit early to tell, but aggressive interest rate cuts make it less likely that weakness will persist over the long run. As a result, while we are cautious, we also positioned the portfolio for a potential rebound in the global economy. Interest rate reductions coupled with federal tax cuts, could convince consumers and investors that the U.S. government is committed to bailing out the flailing economy. If the U.S. economy recovers sooner and more strongly than anticipated, we think confidence will be restored to overseas markets and companies will expand their capital spending, which could bode well for the market, especially the technology sector.

In the near term, there seems to be a growing sense that the worst of the global economic slowdown is over, however, we think there are still risks on the horizon. Many companies have been working through inventory problems, and while many economic indicators seem to have stabilized, world trade indicators have yet to turn up. On the other hand, we think additional market weakness will be short lived because the greater the weakness, the greater the pressure will likely be on European and Asian central banks to ease interest rates or initiate fiscal policies to stimulate economic growth.

David A. Antonelli
Portfolio Manager
Massachusetts Financial Services Company

-------------------------------------------------------------------------------
                                                   Average Annual Return/2/
Inception 2/12/01                              (for the period ended 6/30/01)
-------------------------------------------------------------------------------
                                                      Since inception
-------------------------------------------------------------------------------
MFS
Research International Portfolio -- Class A                (4.19)%
                                    Class B                (8.50)%
-------------------------------------------------------------------------------
MSCI EAFE Index/1/                                         (8.14)%/3/
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS Research International Portfolio               For the period ended 06/30/01
Managed by Massachusetts Financial Services Company

Letter to Policyholders (continued)
--------------------------------------------------------------------------------

Top 10 Portfolio Holdings by Market Value
As of 06/30/01
                                                           % of portfolio
-------------------------------------------------------------------------------
ING Groep N.V.                                                   4.0
-------------------------------------------------------------------------------
Total Fina                                                       3.1
-------------------------------------------------------------------------------
Novartis AG                                                      2.8
-------------------------------------------------------------------------------
Canon, Inc.                                                      2.8
-------------------------------------------------------------------------------
Royal Dutch Petroleum Co.                                        2.7
-------------------------------------------------------------------------------
Honda Motor Co., Ltd.                                            2.4
-------------------------------------------------------------------------------
Syngenta AG                                                      2.3
-------------------------------------------------------------------------------
Vodafone Group Plc                                               2.2
-------------------------------------------------------------------------------
Fast Retailing Co., Ltd.                                         1.9
-------------------------------------------------------------------------------
Sanofi-Synthelabo S.A.                                           1.9
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Country Allocation (% of portfolio market value)
As of 06/30/01

                                    [GRAPH]

               United States                      4.1%
               Spain                              2.4%
               Italy                              4.7%
               Japan                             20.8%
               Germany                            6.0%
               Switzerland                        9.5%
               United Kingdom                    14.4%
               France                            11.5%
               Netherlands                       12.8%
               Other                             13.8%


/1/The Morgan Stanley Capital International Europe, Australia and Far East Index is an unmanaged index and is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. The Index does not include fees or expenses and is not available for direct investments.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/3/The MSCI EAFE Index returns are based on an inception date of 2/28/01.

The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Portfolio         For the period ended 06/30/01
Managed by OppenheimerFunds, Inc.

Letter to Policyholders
--------------------------------------------------------------------------------

Oppenheimer Capital Appreciation Portfolio provided a cumulative total return of -6.50% since its inception on February 12, 2001.

While we would, of course, always prefer to deliver positive returns to our investors, our disciplined, growth-at-a-reasonable-price investment strategy enabled us stay slightly ahead of the benchmark, the S&P 500 Index/1/, and many of our peers. We attribute the Portfolio's relative performance to two primary factors. First was our success in finding good investment opportunities among defensive stocks in companies we believed were likely to exhibit growth despite a slowing economic environment. Second was our timely move to take advantage of attractive prices in cyclical stocks that were hurt by the economic slowdown.

During the past six months, the U.S. economy's expansion continued to slow in the face of reduced levels of corporate spending, rising energy prices and declining consumer confidence. These conditions caused revenues and earnings to fall short of expectations across a wide range of traditional growth-oriented industries. For the first few months of 2001, investors turned to more defensive industries that appeared likely to continue growing despite the economic slowdown. However, during the second quarter of 2001, growth-oriented stocks rebounded from their earlier lows as investors hunted for bargains in anticipation of renewed economic growth. Defensive stocks tended to suffer in this environment.

Our investment strategy remained consistently focused on seeking individual stocks offering attractive growth potential at a reasonable price. During the first quarter of 2001, we emphasized companies with a track record of delivering moderate but steady earnings, and with strong prospects of continuing to deliver consistent earnings in a slowing economy. Our largest areas of investment included technology, consumer staples, financials and healthcare. In technology, we held positions in software and electronics companies that we believed were well positioned to continue growing despite the challenging economic environment. In consumer staples, we built a relatively large position in cable companies, such as Comcast Corp./4/Such companies exhibit both defensive and growth characteristics because cable subscription rates tend to remain relatively strong during weak economic times, while demand is growing for a new generation of digital communications products. Among financials and healthcare, we invested primarily in relatively safe, defensive entities, including government agencies, such as Freddie Mac, and major pharmaceutical companies, such as Pfizer Inc.

In April, we began to shift some of the Portfolio's assets into "cyclical" stocks that had been badly hurt by the slowing economic environment.

Cyclicals are companies that tend to perform especially well in strong economic environments, and relatively poorly in weak environments. Although we had not yet seen evidence of a return to stronger economic growth, experience has shown us that these types of stocks generally experience their strongest upward moves before an economic recovery is clearly established. We invested in a broad range of companies that we believed had excellent prospects for long-term growth and represented attractive values at the prevailing prices. In particular, we focused on companies in the technology, retail, and media and entertainment sectors, most of which performed well during the second quarter of 2001. For example, stock in media conglomerate AOL-Time Warner, Inc. rose more than 50% between early April and late May 2001. By contrast, the performance of our remaining defensive holdings in the financial and healthcare sectors suffered as the market shifted in favor of bargain hunters.

As of the end of the six-month period, we have shifted to a neutral bias with regard to cyclical and defensive stocks. The prices of most cyclical stocks have risen to the point at which they no longer represent obvious bargains, in light of the market's uncertainties. While falling interest rates are creating a more favorable environment for economic growth, there is no way to tell if economic growth rates are likely to respond before 2002. Accordingly, we are closely watching corporate earnings for signs of growth, while focusing on individual companies that we believe are well positioned to meet or exceed expectations.

Going forward, we remain rigorously committed to our fundamental approach of seeking growth at the right price. In today's volatile economic environment, we believe our disciplined approach and emphasis on selecting stocks one company at a time should serve investors well.

Jane Putnam
Portfolio Manager
OppenheimerFunds Inc.

-------------------------------------------------------------------------------
                                                  Average Annual Return/2/
Inception 2/12/01                             (for the period ended 6/30/01)
--------------------------------------------------------------------------------

                                                     Since inception
--------------------------------------------------------------------------------
Oppenheimer
Capital Appreciation Portfolio -- Class B                (6.50)%
--------------------------------------------------------------------------------
S&P 500 Index/1/                                         (7.52)%/3/
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Portfolio         For the period ended 06/30/01
Managed by OppenheimerFunds, Inc.

Letter to Policyholders (continued)
--------------------------------------------------------------------------------

Top 10 Portfolio Holdings by Market Value
As of 06/30/01
                                                            % of portfolio
-------------------------------------------------------------------------------
AOL Time Warner, Inc.                                             4.5
-------------------------------------------------------------------------------
Microsoft Corp.                                                   3.3
-------------------------------------------------------------------------------
Comcast Corp. - Class A                                           3.2
-------------------------------------------------------------------------------
Citigroup, Inc.                                                   2.6
-------------------------------------------------------------------------------
Viacom Inc. - Class B                                             2.3
-------------------------------------------------------------------------------
Johnson & Johnson                                                 1.8
-------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                1.8
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                                 1.6
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                  1.5
-------------------------------------------------------------------------------
Nokia Corp. (ADR)                                                 1.5
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Top 10 Portfolio Sectors (% of portfolio market value)
As of 06/30/01

                                  [GRAPH]

               Other                                   2.3%
               Utility                                 3.7%
               Transportation                          1.9%
               Technology                             25.7%
               Energy                                  6.4%
               Capital Goods                           7.9%
               Healthcare                              9.8%
               Consumer Staples                       17.3%
               Consumer Cyclical                      11.9%
               Financial                              13.2%


/1/The S&P 500 Index is an unmanaged index consisting of stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/3/The S&P 500 Index returns are based on an inception date of 2/28/01.

/4/Holdings are subject to change. The Portfolio's investment strategies and focus can change over time. The mention of specific Portfolio holdings does not constitute a recommendation by OppenheimerFunds, Inc.

The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIMCO Money Market Portfolio                       For the period ended 06/30/01
Managed by Pacific Investment Management Company, LLC

Letter to Policyholders
--------------------------------------------------------------------------------

Portfolio performance
For the four months ended June 30, 2001, the Money Market portfolio returned 1.56% (after fees) compared to 1.52% for the Salomon 3 Month Treasury Index./1/

Major market trends affecting the portfolio's performance
The Federal Reserve cut rates six times, bringing total easing since the beginning of the year to 275 basis points. Yields on high quality commercial paper fell sharply during the quarter as confidence about a supportive Fed pushed short-term rates lower. Signs of economic weakness refused to go away, as contraction in investment spending and eroding corporate profits threatened to dash hopes for recovery.

Other factors attributed to the portfolio's positive/negative performance vs. the benchmark

Holdings of top quality commercial paper and short-term corporate and agency securities boosted returns due to their yield advantage relative to similar-maturity Treasuries.

Market/portfolio outlook
Weak investment spending, eroding corporate profits and more cautious consumers will be at work to restrain any substantial recovery in global growth over the next several quarters.

We will achieve a competitive and attractive yield by using high-quality domestic and yankee commercial paper as the portfolio's core investments. To enhance portfolio yield, we will retain a modest allocation to short maturity corporate issues and floating rate notes; these securities pose minimal interest rate and credit risk. We will maintain average portfolio maturity of about one month to ensure sufficient liquidity.

Paul A. McCulley
Portfolio Manager
Pacific Investment Management Company, LLC.

--------------------------------------------------------------------------------
                                               Average Annual Return/2/
Inception 2/12/01                          (for the period ended 6/30/01)
--------------------------------------------------------------------------------
                                                  Since inception
--------------------------------------------------------------------------------
PIMCO
Money Market Portfolio -- Class B                      1.56%
--------------------------------------------------------------------------------
Salomon 3-Month
Treasury Bill Index/1/                                 1.77%/3/
--------------------------------------------------------------------------------

Top 10 Portfolio Holdings by Market Value
As of 06/30/01
                                               % of portfolio
--------------------------------------------------------------------------------
The International Bank for Reconstruction and
  Development (the World Bank)                       5.6
--------------------------------------------------------------------------------
FHLMC (3.920%, 7/5/01)                               3.9
--------------------------------------------------------------------------------
American Express Credit Corp.                        3.8
--------------------------------------------------------------------------------
Procter & Gamble Co.                                 3.8
--------------------------------------------------------------------------------
National Rural Utilities                             3.8
--------------------------------------------------------------------------------
Federal Farm Credit Bank                             3.8
--------------------------------------------------------------------------------
FHLMC (3.520%, 10/11/01)                             3.8
--------------------------------------------------------------------------------
FNMA (7.00%, 3/15/02)                                3.1
--------------------------------------------------------------------------------
Wells Fargo Co.                                      2.0
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                1.9
--------------------------------------------------------------------------------

/1/Salomon 3-Month Treasury Index--Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/3/The Salomon 3-Month Treasury Bill Index returns are based on an inception date of 2/28/01.

The investment return and principal value of and investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     For the period ended 06/30/01
Managed by Pacific Investment Management Company, LLC.

Letter to Policyholders
--------------------------------------------------------------------------------

Portfolio performance

For the period ended June 30, 2001, the Total Return Portfolio returned 1.10% (after fees) compared to 1.07% for the Lehman Brothers Aggregate Bond Index/1/, for the four month period ended June 30, 2001.

Major market trends affecting the portfolio's performance

Intermediate and long maturity yields rose amid concern that eventual economic recovery would create inflationary pressures. The Corporate sector rallied, despite falling corporate profits, as the sector outperformed Treasuries by approximately 3% in the first half of 2001. As investors' risk appetite returned with 275 basis points of easing by the Federal Reserve, lower quality and longer corporates outperformed. Mortgage securities performed well as prepayment fears subsided and investors sought mortgage securities for their high risk-adjusted yields. Real yields fell, particularly in the short and intermediate sector, due to previously mentioned central bank easing and the inflationary pressures resulting from a possible economic recovery.

Other factors attributed to the portfolio's positive/negative performance vs. the benchmark

The Portfolio's duration was neutral to performance. A corporate underweight was negative to performance as investors grew more confident that growth and profits would improve. An emphasis on intermediate maturities also detracted from returns as these yields rose the most. A mortgage emphasis helped returns as mortgage rates stabilized and prepayment concerns abated. Falling real yields helped real return bonds outperform like duration Treasuries, benefiting performance.

Market/portfolio outlook

Weak investment spending, eroding corporate profits and more cautious consumers will be at work to restrain any substantial recovery in global growth over the next several quarters.

The protracted slowdown will prompt the Federal Reserve and the European Central Bank to lower interest rates more than markets currently expect. This accommodative monetary policy should put downward pressure on short-term yields in the U.S., Europe and the U.K. At a minimum these rates are unlikely to rise much over our cyclical time frame, which means that the front end of the U.S., U.K. and Eurozone yield curves will offer compelling value for investors in the near term. Real yields should also decline due to the accommodative monetary policy and the possibility of central bank overreach that could lead to inflationary pressures.

The balance of risks continues to favor higher quality investments. Mortgages will provide a yield advantage over Treasuries with minimal credit risk. If rates remain within our forecasted range, prepayment risk will be muted. Prices of corporate bonds will remain under pressure early in our secular period as weak growth translates into subdued profits in the U.S. and Europe. Opportunities for corporates will be better in 2002 and beyond as companies reduce debt taken on over the last several years to fund capital spending and stock buybacks.

William H. Gross
Portfolio Manager
Pacific Investment Management Company, LLC.

--------------------------------------------------------------------------------
                                               Average Annual Return/2/
Inception 2/12/01                          (for the period ended 6/30/01)
--------------------------------------------------------------------------------
                                                  Since inception
--------------------------------------------------------------------------------
PIMCO
Total Return Portfolio -- Class A                      1.00%
                          Class B                      1.10%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index/1/                                          1.07%/3/
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIMCO Total Return Portfolio                      For the period ended 06/30/01
Managed by Pacific Investment Management Company, LLC.

Letter to Policyholders (continued)
--------------------------------------------------------------------------------

Top 10 Portfolio Holdings by Market Value
As of 06/30/01
                                                      % of portfolio
-------------------------------------------------------------------------------
GNMA (7.00%, 7/01/31)                                      17.6
-------------------------------------------------------------------------------
FHLMC (6.00%, 7/16/31)                                     13.4
-------------------------------------------------------------------------------
FNMA (6.625%, 11/15/10)                                     7.2
-------------------------------------------------------------------------------
FNMA (3.63%, 12/20/01)                                      5.5
-------------------------------------------------------------------------------
Federal Farm Credit Bank                                    4.2
-------------------------------------------------------------------------------
FHLMC (3.90%, 9/13/01)                                      4.2
-------------------------------------------------------------------------------
Hershey Foods Corp.                                         3.5
-------------------------------------------------------------------------------
National Rural Utilities                                    3.5
-------------------------------------------------------------------------------
KFW International Finance                                   3.5
-------------------------------------------------------------------------------
Walt Disney Co. (The)                                       3.5
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Portfolio Composition (% of portfolio market value)
As of 06/30/01

                                    [GRAPH]

               US Treasuries                        9.0%
               US Agencies                          9.0%
               Cash and Cash Equivalents           50.0%
               Mortgages                           32.0%

/1/The Lehman Brothers Aggregate Bond Index is a broad measure of the performance of the taxable bonds in the U.S. market, with maturities of at least one year.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/3/The Lehman Brothers Aggregate Bond Index returns are based on an inception date of 2/28/01.

The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIMCO Innovation Portfolio                         For the period ended 06/30/01
Managed by PIMCO Equity Advisors

Letter to Policyholders
--------------------------------------------------------------------------------

Market Analysis
Tech stocks suffered a dramatic rout in the first quarter, as Fed rate cuts were unable to buoy the sector. Despite a January rally, the NASDAQ Composite Index /1/ ended down 25.51% for the quarter. However, the NASDAQ Composite Index rebounded in the second quarter, rising 17.43% The tech sector enjoyed a multi-week rally in April and May, but this uptrend proved unsustainable, and many of the gains were given back by the end of the second quarter.

The technology sector continues to suffer from a decelerating economy, which has weakened the fundamentals of most technology stocks significantly. In particular, corporate technology spending came to a virtual standstill in the first quarter of 2001, which dramatically affected earnings in the second quarter.

Performance Analysis
PIMCO Innovation Portfolio suffered along with the NASDAQ Composite Index from the inception of the portfolio to the end of the first quarter. The Portfolio actually underperformed the Index during this period, largely due to its significant exposure to non-tech innovators in the healthcare sector, which did not perform well when the Federal Reserve started cutting rates. However, despite great volatility in the technology sector, PIMCO Innovation Portfolio ended the second quarter in positive territory.

Software stocks proved particularly disappointing in the first quarter. The industry, which had posted strong relative returns in the third and fourth quarters, was punished by investors for its high valuations. It also was hurt by news that some companies were cutting their software spending because of the economic downturn. Telecom equipment stocks continued to disappoint in the first quarter, as competitive local exchange carriers (CLECs) started to flounder and spending on telecom equipment dropped precipitously.

The Portfolio's exposure to semiconductors and PC makers positively contributed to the Portfolio's performance in the first quarter. These industries benefited from low relative valuations and the perception that they will be early recoverers in the event of an economic re-acceleration. Wireless stocks also posted solid relative returns, with cell phone handset maker Nokia meeting earnings expectations for the first quarter despite slowing demand.

One area of strength in the second quarter was local area networking. Companies such as Foundry and Extreme Networks both performed exceptionally well and posted significant gains for the quarter. Another industry within technology that performed well was storage area networking, an area where fundamentals appear to have bottomed and started to recover. The portfolio is overweight in both these areas, as both appear poised to be early recoverers.

Certain Internet stocks also showed positive results in the second quarter. Ebay appears to be exceeding expectations and AOL Time Warner continues to benefit from merger synergies. Fiber optics and telecom chips continued to be an area of disappointment in the technology sector, as company after company came out with disappointing pre-announcements. However, the portfolio is underweight in this industry, and will continue to do so until there is greater visibility on when it will start to work through its inventory correction.

Outlook
Due to the volatile technology market and the lack of visibility, it is hard to predict how the entire sector will perform. However, specific industries in technology--which comprise approximately 15% of the sector--have begun to show signs of recovery. It is within these areas that we intend to invest, while watching to see what industries will be next to show positive returns, and invest accordingly.

We are confident that the aggressive Federal Reserve easing cycle will have a significant effect on the economy and the stock market. We believe the economy will start to show signs of improvement by year end and that portions of corporate spending on technology will accelerate in advance of the economic recovery.

Dennis P. McKechnie
Portfolio Manager
PIMCO Equity Advisors

--------------------------------------------------------------------------------
                                                 Average Annual Return/2/
Inception 2/12/01                            (for the period ended 6/30/01)
--------------------------------------------------------------------------------
                                                    Since inception
--------------------------------------------------------------------------------
PIMCO
Innovation Portfolio -- Class A                           (5.71)%
                        Class B                          (24.10)%
--------------------------------------------------------------------------------
S&P 500 Index/3/                                          (7.52)%/4/
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PIMCO Innovation Portfolio                         For the period ended 06/30/01
Managed by PIMCO Equity Advisors

Letter to Policyholders (continued)
--------------------------------------------------------------------------------



Top 10 Portfolio Holdings by Market Value
As of 06/30/01
                                               % of portfolio
-------------------------------------------------------------------
VERITAS Software Corp.                               3.4
-------------------------------------------------------------------
PeopleSoft, Inc.                                     3.1
-------------------------------------------------------------------
Applied Materials, Inc.                              3.1
-------------------------------------------------------------------
Siebel Systems, Inc.                                 2.9
-------------------------------------------------------------------
AOL Time Warner, Inc.                                2.9
-------------------------------------------------------------------
Dell Computer Corp.                                  2.9
-------------------------------------------------------------------
QUALCOMM, Inc.                                       2.9
-------------------------------------------------------------------
Sun Microsystems, Inc.                               2.8
-------------------------------------------------------------------
Micron Technology, Inc.                              2.8
-------------------------------------------------------------------
Microsoft Corp.                                      2.7
-------------------------------------------------------------------

-------------------------------------------------------------------
Top Portfolio Sectors (% of portfolio market value)
As of 6/30/01

                                    [GRAPH]

               Capital Goods                       2.0%
               Communication Services              3.0%
               Health Care                         2.0%
               Consumer Cyclicals                  1.0%
               Consumer Staples                    4.0%
               Other                               5.0%
               Technology                         83.0%

/1/The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ.

/2/"Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/3/The S&P 500 Index is an unmanaged index consisting of the stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

/4/The S&P 500 Index returns are based on an inception date of 2/28/01.

The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Met/Putnam Research Portfolio                For the period ended 06/30/01
Managed by Putnam Investment Management, LLC.

Letter to Policyholders
--------------------------------------------------------------------------------

Summary
The Met/Putnam Research Portfolio underperformed the S&P 500 Index/1/ since inception (Feb. 12, 2001), falling 10.0% versus a decline of 7.5% for the S&P 500 for the same period. The underperformance was based largely on stock selection in the technology and communications sectors.

Market Overview: U.S. Equity Markets
In the first half of 2001, the Federal Reserve Board attempted to steer the U.S. economy clear of recession, cutting interest rates six times in one of the fastest and most aggressive easing cycles in Fed history. The U.S. equity market experienced extreme market volatility, particularly in the first quarter. It regained some of its footing in Q2, only to lose its bearings once again late in the quarter amid pre-announcements of earnings disappointments and economic uncertainty.

Portfolio Analysis
The Met/Putnam Research Portfolio underperformed the S&P 500 Index during the semiannual period ending June 30, 2001, falling 10.0% since an inception date of Feb. 12, 2001, versus a decline of 7.5% for the S&P 500 for the same period. The underperformance occurred early in the period; the portfolio dropped 16.5% from February 12 to the end of the first quarter on March 31, while the index slipped 12.6%. The portfolio recovered some of these losses in the second quarter, with a 7.9% advance versus 5.9% for the index.

The fund represents the strongest stock recommendations of Putnam's equity research team. The portfolio's strategy is founded on detailed, disciplined research that assesses the value of a stock relative to its price and determines the variables that can affect both. For the most part, the portfolio is sector- and style-neutral to the S&P, relying instead on a bottom-up stock selection process.

The portfolio's underperformance during the semiannual period was based largely on stock selection in the technology and communications sectors. In the communications sector, negative contributors included McLeod USA, Global Crossing LTD, and Tycom LTD. The technology sector was hurt as corporations "battened down the hatches," dramatically reducing capital spending, particularly in area of the information technology. Poorly performing technology holdings were concentrated in storage and software with negative contributors including I2 Technologies (software), EMC (software), BEA Systems (software), Network Appliance (storage), and Veritas (software and storage).

Stock selection among consumer staples and consumer cyclicals boosted returns. The top contributors in the consumer staples sector included media stocks (Clear Channel Communications and AOL Time Warner). Continued strength in consumer spending has helped recent valuations in media stocks, which have become more attractive since recovering somewhat from underperforming in 2000.

The portfolio's top performing consumer cyclicals were exclusively in retail (Lowe's and TJX Companies). The retail sector has also benefitted from the continued relative strength in consumer spending, the Federal Reserve Board's recent interest rate cuts, and the anticipated Federal income tax cut.

Outlook: U.S. Equity Markets
We believe that economic uncertainty will continue to pressure rapidly growing, high-quality growth companies. While we do not expect this condition to persist over the long term, we have taken steps to focus on companies that we expect will grow profits even during unsettled economic times.

As mentioned earlier, the Portfolio is designed to represent the best ideas of the Putnam research department. Therefore, it is kept relatively style- and sector-neutral relative to the S&P 500. Putnam's equity research team performs the disciplined research-driven stock analysis required to select each potential holding. The portfolio is compiled from a selection of their strongest stock recommendations--their "best ideas."

Putnam Global Equity Research Committee
--------------------------------------------------------------------------------
                                                   Average Annual Return/2/
Inception 2/12/01                             (for the period ended 6/30/01)
--------------------------------------------------------------------------------
                                                     Since inception
--------------------------------------------------------------------------------
Met/Putnam
Research Portfolio -- Class B                             (10.00)%
--------------------------------------------------------------------------------
S&P 500 Index/1/                                           (7.52)%/3/

--------------------------------------------------------------------------------
Met/Putnam Research Portfolio    For the period ended 06/30/01
Managed by Putnam Investment Management, LLC.

Letter to Policyholders (continued)
--------------------------------------------------------------------------------

Top 10 Portfolio Holdings by Market Value
As of 06/30/01

                                                        % of portfolio

-------------------------------------------------------------------------------
Microsoft Corp.                                              4.9
-------------------------------------------------------------------------------
Citigroup, Inc.                                              4.4
-------------------------------------------------------------------------------
Coca-Cola Co. (The)                                          3.7
-------------------------------------------------------------------------------
AOL Time Warner, Inc.                                        3.3
-------------------------------------------------------------------------------
Royal Dutch Petroleum Co.                                    3.1
-------------------------------------------------------------------------------
Clear Channel Communications, Inc.                           2.8
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                            2.7
-------------------------------------------------------------------------------
SBC Communications, Inc.                                     2.7
-------------------------------------------------------------------------------
Medtronic, Inc.                                              2.6
-------------------------------------------------------------------------------
Schering-Plough Corp.                                        2.6
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Top 10 Portfolio Sectors (% of portfolio market value)
As of 06/30/01

                                    [GRAPH]

                    Other                              3.7%
                    Utility                            3.8%
                    Conglomerates                      2.5%
                    Consumer Staples                  22.5%
                    Consumer Cyclical                  4.3%
                    Communication Services             4.7%
                    Energy                             8.6%
                    Healthcare                        11.5%
                    Technology                        21.2%
                    Financial                         17.2%


/1/ The S&P 500 Index is an unmanaged index consisting of stocks of 500 of the largest U.S.-based companies. The Index does not include fees or expenses and is not available for direct investment.

/2/ "Average Annual Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results.

/3/ The S&P 500 Index returns are based on an inception date of 2/28/01.

The investment return and principal value of an investment in the portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

Met Investors Series Trust
J.P. Morgan Small Cap Stock Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                                 Value
Description                                                Shares       (Note 2)
--------------------------------------------------------------------------------
Common Stocks - 94.2%
Advertising - 0.5%
Catalina Marketing Corp.* ............................       4,700  $   143,397
Getty Images, Inc.* ..................................       8,600      225,836
Obie Media Corp.* ....................................      14,100       99,546
                                                                    -----------
                                                                        468,779
                                                                    -----------
Airlines - 1.1%
Skywest, Inc. ........................................      35,900    1,005,200
                                                                    -----------
Apparel Retailers - 1.5%
Abercrombie & Fitch Co.* .............................      13,350      594,075
Hot Topic, Inc.* .....................................      11,200      348,320
Pacific Sunwear of California, Inc.* .................       8,900      199,627
Talbots, Inc. ........................................       5,300      231,875
                                                                    -----------
                                                                      1,373,897
                                                                    -----------
Automotive - 1.8%
Federal Signal Corp. .................................      10,600      248,782
Monaco Coach Corp.* ..................................      21,100      700,520
National R.V. Holdings, Inc.* ........................      20,600      309,000
Oshkosh Truck Corp. ..................................       2,900      128,325
Superior Industries International, Inc. ..............       5,300      202,990
                                                                    -----------
                                                                      1,589,617
                                                                    -----------
Banking - 4.9%
American Capital Strategies, Ltd. ....................      15,500      434,930
AmeriCredit Corp.* ...................................       8,700      451,965
Bank United Financial Corp.* .........................       4,300       60,415
City National Corp. ..................................      16,500      730,785
Medallion Financial Corp. ............................      34,800      356,700
MicroFinancial, Inc. .................................       7,300      118,333
National Commerce Financial Corp. ....................      16,900      411,853
Net.B@nk, Inc.* ......................................      31,000      350,300
Pacific Century Financial Corp. ......................      29,800      768,542
R&G Financial Corp. ..................................      12,000      192,600
Waypoint Financial Corp. .............................      11,800      148,090
Westamerica Bancorp ..................................       8,100      317,925
Wintrust Financial Corp. .............................       2,600       64,610
                                                                    -----------
                                                                      4,407,048
                                                                    -----------
Beverages, Food & Tobacco - 0.2%
Suiza Foods Corp.* ...................................       4,000      212,400
                                                                    -----------
Building Materials - 2.1%
Dal-Tile International, Inc.* ........................      24,100      447,055
Elcor Corp. ..........................................      14,650      296,662
Encompass Services Corp.* ............................      39,400      352,630
Omnicare, Inc. .......................................      38,200      771,640
                                                                    -----------
                                                                      1,867,987
                                                                    -----------
Chemicals - 2.7%
Albemarle Corp. ......................................      18,200      421,694
Eden Bioscience Corp.* ...............................       5,200       51,948
Gentek, Inc. .........................................      40,820      216,346
Olin Corp. ...........................................      36,300      616,737
OM Group, Inc. .......................................       7,200      405,000
Potash Corporation of Saskatchewan, Inc. .............       2,700      154,980
Wellman, Inc. ........................................      32,100      574,590
                                                                    -----------
                                                                      2,441,295
                                                                    -----------
Commercial Services - 3.2%
Administaff, Inc.* ...................................       9,900      257,400
Core Laboratories N.V.* ..............................      15,600      292,500
CuraGen Corp.* .......................................       5,800      211,120
DiamondCluster International, Inc. - Class A* ........      13,300      169,309
Diversa Corp.*  ......................................       5,100      103,734
Isis Pharmaceuticals, Inc.* ..........................      13,000      161,070
ITT Educational Services, Inc.* ......................       6,600      297,000
Maxygen, Inc.* .......................................       5,300      102,820
On Assignment, Inc.* .................................      38,900      700,200
Stericycle, Inc.* ....................................       8,300      389,685
Trimeris, Inc.* ......................................       4,200      210,294
                                                                    -----------
                                                                      2,895,132
                                                                    -----------
Communications - 2.6%
Advanced Fibre Communications, Inc.* .................      35,100      737,100
Corvis Corp.* ........................................      28,600      125,554
L-3 Communications Holdings, Inc.* ...................       4,900      373,870
Polycom, Inc.* .......................................      19,900      459,491
SBA Communications Corp.* ............................       8,600      212,850
Titan Corp. (The)* ...................................       3,800       87,020
Turnstone Systems, Inc.* .............................      40,800      285,600
U.S. Wireless Corp.*(a) ..............................      23,100       67,221
                                                                    -----------
                                                                      2,348,706
                                                                    -----------
Computer Software & Processing - 9.3%
Agile Software Corp.* ................................      16,900      287,300
Alliance Data Systems Corp.* .........................      10,700      160,500
Apropos Technology, Inc.* ............................      18,300       45,933
Borland Software Corp.* ..............................      30,400      474,240
Certicom Corp.* ......................................      10,400       28,288
Eclipsys Corp.* ......................................      23,500      660,350
eFunds Corp.* ........................................      11,275      209,715
Espeed, Inc. - Class A* ..............................      40,200      884,400
HNC Software, Inc.*  .................................       9,100      177,450
Innovative Solutions and Support, Inc.* ..............      16,300      234,720
Internet Security Systems, Inc.* .....................       9,200      446,752
Interwoven, Inc.* ....................................       7,400      125,060
MatrixOne, Inc.* .....................................      19,000      440,610
Metasolv Software, Inc.* .............................      11,500       91,195
Netegrity, Inc.* .....................................       8,325      249,750
Nuance Communications, Inc.* .........................       4,800       86,496
Peregrine Systems, Inc.* .............................      18,800      545,200
PLATO Learning, Inc.* ................................       4,000      123,800
Precise Software Solutions Ltd.* .....................      28,900      887,230
Retek, Inc.* .........................................      13,400      642,396
Saba Software, Inc.* .................................      25,200      413,532

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan Small Cap Stock Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                                Value
Description                                                Shares      (Note 2)
--------------------------------------------------------------------------------

Computer Software & Processing - continued
SmartForce Plc (ADR)* ................................      18,700  $   658,801
SonicWALL, Inc.* .....................................       2,800       70,588
Source Information Management Co. (The)* .............      32,400      179,172
SynQuest, Inc.* ......................................       7,185       25,147
Tumbleweed Communications Corp.* .....................      22,100       83,759
Witness Systems, Inc.* ...............................      18,000      197,820
                                                                    -----------
                                                                      8,430,204
                                                                    -----------
Computers & Information - 0.3%
Cirrus Logic, Inc.* ..................................       2,500       57,575
Mercury Computer Systems, Inc.* ......................       4,466      196,951
                                                                    -----------
                                                                        254,526
                                                                    -----------
Containers & Packaging - 0.7%
Pactiv Corp.* ........................................      46,200      619,080
                                                                    -----------
Cosmetics & Personal Care - 0.7%
Alberto-Culver Co. - Class B .........................      14,400      605,376
Electric Utilities - 2.2%                                           -----------
ALLETE, Inc. .........................................       9,325      209,812
Cleco Corp ...........................................      40,600      923,650
CMS Energy Corp. .....................................      30,500      849,425
                                                                    -----------
                                                                      1,982,887
                                                                    -----------
Electrical Equipment - 1.1%
Active Power, Inc.* ..................................      29,700      495,396
Capstone Turbine Corp.* ..............................      22,200      499,278
                                                                    -----------
                                                                        994,674
                                                                    -----------
Electronics - 4.2%
Axcelis Technologies, Inc.* ..........................       9,000      133,200
AXT, Inc.* ...........................................      14,900      397,830
Cymer, Inc.* .........................................       3,800       96,102
DDi Corp.* ...........................................      22,600      452,000
Exar Corp.* ..........................................      18,400      363,584
Garmin Ltd.* .........................................      15,600      356,460
hi/fn, Inc.* .........................................      16,300      246,619
Integrated Circuit Systems, Inc.* ....................      21,500      412,800
Lattice Semiconductor Corp.* .........................       8,000      195,200
LTX Corp.* ...........................................       2,900       74,124
Monolithic System Technology, Inc.* ..................       6,300       69,615
Multilink Technology Corp.* ..........................       5,300       75,790
Oplink Communications, Inc.* .........................       5,939       22,271
Photronics, Inc.* ....................................       2,800       71,848
Power-One, Inc.* .....................................      20,900      347,776
Silicon Image, Inc.* .................................      34,700      173,500
Stratos Lightwave, Inc.* .............................      20,700      269,100
Veeco Instruments, Inc.* .............................       1,500       59,625
                                                                    -----------
                                                                      3,817,444
                                                                    -----------
Entertainment & Leisure - 2.9%
American Classic Voyages Co.* ........................      16,500       57,750
Anchor Gaming* .......................................      14,500      936,990
Concord Camera Corp.* ................................      21,600      127,440

Entertainment & Leisure - continued
JAKKS Pacific, Inc.* .................................      23,200      433,840
Penn National Gaming, Inc.* ..........................      22,300      566,420
Six Flags, Inc.* .....................................      14,500      305,080
WMS Industries, Inc.* ................................       5,900      189,803
                                                                    -----------
                                                                      2,617,323
                                                                    -----------
Financial Services - 5.4%
Allied Capital Corp. .................................      30,600      708,390
American Home Mortgage Holdings, Inc. ................      26,000      309,530
Ameritrade Holding Corp.* ............................      66,800      531,728
Annaly Mortgage Management, Inc ......................      24,825      340,351
Anthracite Capital, Inc ..............................       4,400       48,620
Doral Financial Corp .................................      19,300      661,990
Heller Financial, Inc ................................      32,700    1,308,000
Instinet Group, Inc.* ................................      12,000      223,680
NextCard, Inc.* ......................................      31,900      352,495
Ocwen Financial Corp.* ...............................      36,300      372,075
                                                                    -----------
                                                                      4,856,859
                                                                    -----------
Forest Products & Paper - 2.3%
Aracruz Celulose S.A. (ADR) ..........................      15,225      284,707
Buckeye Technologies, Inc.* ..........................      34,800      501,120
Caraustar Industries, Inc. ...........................      43,600      401,120
Universal Forest Products, Inc .......................      39,600      891,000
                                                                    -----------
                                                                      2,077,947
                                                                    -----------
Health Care Providers - 1.6%
Accredo Health, Inc.* ................................       6,525      242,665
LifePoint Hospitals, Inc.* ...........................      10,225      452,763
Triad Hospitals, Inc.* ...............................      24,900      733,803
                                                                    -----------
                                                                      1,429,231
                                                                    -----------
Heavy Machinery - 3.5%
Applied Industrial Technologies, Inc. ................      13,100      248,245
Asyst Technologies, Inc.* ............................       6,400       86,400
Flowserve Corp.* .....................................      15,500      476,625
FMC Technologies, Inc.* ..............................      18,000      371,700
IDEXX Corp ...........................................      13,100      445,400
McDermott International, Inc.* .......................      79,300      923,845
Optimal Robotics Corp.* ..............................      10,920      414,960
PRI Automation, Inc.* ................................       4,700       87,067
W-H Energy Services, Inc.* ...........................       7,600      144,400
                                                                    -----------
                                                                      3,198,642
                                                                    -----------
Home Construction, Furnishings & Appliances - 0.5%
D.R. Horton, Inc .....................................       7,601      172,543
Furniture Brands International, Inc.* ................      10,400      291,200
                                                                    -----------
                                                                        463,743
                                                                    -----------
Household Products - 0.7%
Gentex Corp.* ........................................      21,600      601,992
                                                                    -----------
Industrial - Diversified - 1.9%
Shaw Group, Inc.* ....................................      13,100      525,310

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan Small Cap Stock Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                                Value
Description                                                 Shares     (Note 2)
--------------------------------------------------------------------------------
Industrial - Diversified - continued
Symyx Technologies, Inc.* ............................      16,500  $   433,785
Valmont Industries, Inc. .............................      40,800      742,560
                                                                    -----------
                                                                      1,701,655
                                                                    -----------
Insurance - 3.8%
American Physicians Capital, Inc.* ...................       9,900      193,050
HCC Insurance Holdings, Inc ..........................       8,900      218,050
Hooper Holmes, Inc. ..................................      61,400      629,350
MIIX Group, Inc. .....................................       3,700       31,450
Odyssey Re Holdings Corp.* ...........................       8,900      160,823
Protective Life Corp. ................................      21,400      735,518
StanCorp Financial Group, Inc. .......................      15,900      753,501
W.R. Berkley Corp ....................................      18,100      749,702
                                                                    -----------
                                                                      3,471,444
                                                                    -----------
Lodging - 1.0%
Orient-Express Hotels, Ltd.* .........................      11,100      244,755
Station Casinos, Inc.* ...............................      41,300      660,800
                                                                    -----------
                                                                        905,555
                                                                    -----------
Media - Broadcasting & Publishing - 1.1%
Hearst-Argyle Television, Inc.* ......................      19,900      398,000
Insight Communications Co., Inc.* ....................      24,900      622,500
                                                                    -----------
                                                                      1,020,500
                                                                    -----------
Medical Supplies - 4.4%
August Technology Corp.* .............................      18,200      259,896
Bruker Daltonics, Inc.* ..............................       6,500       97,955
Coherent, Inc.*  .....................................       1,000       36,170
Cyberonics, Inc.* ....................................      12,000      202,800
Enzon, Inc.* .........................................       6,100      381,250
i-STAT Corp.* ........................................      24,000      353,760
Meade Instruments Corp.* .............................      28,000      188,440
Mettler-Toledo International, Inc.* ..................      13,600      588,200
Millipore Corp .......................................      13,100      811,938
Molecular Devices Corp.* .............................       2,900       58,145
Physiometrix, Inc.* ..................................      13,200       39,600
Priority Healthcare Corp. - Class B* .................       7,500      212,100
Roper Industries, Inc. ...............................       9,300      388,275
STAAR Surgical Co.* ..................................      30,500      147,315
Transgenomic, Inc.* ..................................      10,400      197,600
                                                                    -----------
                                                                      3,963,444
                                                                    -----------
Metals - 1.4%
Gulf Island Fabrication, Inc.* .......................      10,400      149,760
Mueller Industries, Inc.* ............................      22,500      740,475
Precision Castparts Corp. ............................       9,000      336,780
                                                                    -----------
                                                                      1,227,015
                                                                    -----------
Oil & Gas - 3.0%
Abraxas Petroleum Corp.* .............................      26,000       82,160
Atmos Energy Corp. ...................................      31,900      780,274
Global Industries, Ltd.* .............................      16,300      203,261
National-Oilwell, Inc.* ..............................       7,900      211,720
Spinnaker Exploration Co.* ...........................      24,200      964,612
Stone Energy Corp.* ..................................       5,300      234,790
Westport Resources Corp.* ............................      13,000      273,000
                                                                    -----------
                                                                      2,749,817
                                                                    -----------
Pharmaceuticals - 6.8%
Abgenix, Inc.* .......................................      11,900      535,500
Adolor Corp.* ........................................       5,700      123,120
Albany Molecular Research, Inc.* .....................       5,000      190,050
Amylin Pharmaceuticals, Inc.* ........................       7,200       81,000
Aviron* ..............................................       1,700       96,900
Charles River Laboratories Intl., Inc.* ..............      34,400    1,195,400
COR Therapeutics, Inc.* ..............................      11,300      344,650
Durect Corp.* ........................................       3,700       51,800
Gilead Sciences, Inc.* ...............................       6,800      395,692
ImmunoGen, Inc.* .....................................       6,200      124,000
Inhale Therapeutic Systems, Inc.* ....................       8,497      195,431
Invitrogen Corp.* ....................................       5,100      366,180
La Jolla Pharmaceutical Co.* .........................      14,200      145,550
Ligand Pharmaceuticals, Inc. - Class B* ..............      43,100      487,030
Medarex, Inc.* .......................................      12,100      284,350
Neurocrine Biosciences, Inc.* ........................      17,000      679,830
OSI Pharmaceuticals, Inc.* ...........................       3,900      205,101
POZEN, Inc.* .........................................       9,488      142,320
Praecis Pharmaceuticals, Inc.* .......................      12,300      202,212
Unilab Corp.* ........................................       9,300      234,360
XOMA Ltd.* ...........................................       6,600      113,058
                                                                    -----------
                                                                      6,193,534
                                                                    -----------
Real Estate - 5.4%
Centerpoint Properties Corp. (REIT) ..................      17,707      888,891
Cousins Properties, Inc. (REIT) ......................      36,414      977,716
General Growth Properties, Inc. (REIT) ...............      17,005      669,317
Highwood Properties, Inc. (REIT) .....................       8,500      226,525
Innkeepers USA Trust (REIT) ..........................      21,153      253,413
Mission West Properties, Inc. (REIT) .................      11,210      135,641
Prentiss Properties Trust (REIT) .....................      24,703      649,689
United Dominion Realty Trust, Inc. (REIT) ............      25,610      367,503
Ventas, Inc. (REIT) ..................................      26,339      288,412
Weingarten Realty Investors (REIT) ...................       9,302      407,893
                                                                    -----------
                                                                      4,865,000
                                                                    -----------
Restaurants - 0.8%
AFC Enterprises, Inc.* ...............................      24,300      465,467
California Pizza Kitchen, Inc.* ......................       5,200      120,900
Jack in the Box, Inc.* ...............................       6,475      168,998
                                                                    -----------
                                                                        755,365
                                                                    -----------
Retailers - 2.6%
Alloy Online, Inc.* ..................................      14,500      207,495
Cost Plus, Inc.* .....................................      15,000      450,000
Linens 'n Things, Inc.* ..............................       7,700      210,364

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan Small Cap Stock Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                               Value
Description                                                 Shares    (Note 2)
--------------------------------------------------------------------------------
Retailers - continued
Priceline.com, Inc.*  ................................       8,000       72,400
School Specialty, Inc.* ..............................      17,600  $   454,960
Williams-Sonoma, Inc.* ...............................      23,600      916,152
                                                                    -----------
                                                                      2,311,371
                                                                    -----------
Telephone Systems - 0.9%
Boston Communications Group, Inc.* ...................      28,375      408,600
Flag Telecom Holdings Ltd.* ..........................      41,600      145,600
IBasis, Inc.* ........................................      26,300      131,500
ITXC Corp.* ..........................................      22,400      156,800
                                                                    -----------
                                                                        842,500
                                                                    -----------
Textiles, Clothing & Fabrics - 2.5%
Coach, Inc.* .........................................      11,800      448,990
Genesco, Inc.* .......................................      21,200      712,320
Mohawk Industries, Inc.* .............................      11,100      390,720
Quiksilver, Inc.* ....................................      13,800      345,000
Vans, Inc.* ..........................................      16,450      386,575
                                                                    -----------
                                                                      2,283,605
                                                                    -----------
Transportation - 2.6%
C.H. Robinson Worldwide, Inc. ........................       4,820      134,430
Forward Air Corp.* ...................................       5,000      149,750
GATX Corp. ...........................................      21,900      878,190
Werner Enterprises, Inc. .............................      34,675      840,869
Willis Lease Finance Corp.* ..........................      35,900      397,413
                                                                    -----------
                                                                      2,400,652
                                                                    -----------
Total Common Stocks (Cost $82,231,860) ...............               85,251,446
                                                                    -----------
Convertible Preferred Stocks - 0.1%

Financial Services - 0.1%
Amcv Capital Trust I, 7.00%, convertible to 02/15/15
   (Cost $195,000)* ..................................       3,900       45,825
                                                                    -----------

-------------------------------------------------------------------------------------------------------------
Par                Security                                                                           Value
Amount             Description                                                                       (Note 2)
-------------------------------------------------------------------------------------------------------------
              Short-Term Investments - 15.0%
$2,618,189    Banc One, Bank Note, 4.058%, due 07/02/01(b) ....................................     2,618,189
 2,094,551    Credit Suisse First Boston, Triparty Corporate, 4.165%, due 07/02/01(b) .........     2,094,551
 2,061,093    Fleet National Bank, Bank Note, 4.205%, due 10/31/01(b) .........................     2,061,093
 1,047,275    Merrill Lynch I, Triparty Corporate, 4.165%, due 07/02/01(b) ....................     1,047,275
   523,638    Merrill Lynch, Bank Note, 3.94%, due 04/05/02(b) ................................       523,638
 3,141,826    Merrimac, Money Market Fund, 4.12%, due 07/02/01(b) .............................     3,141,826
   523,638    Royal Bank of Canada, Eurodollar Overnight, 4.00%, due 07/02/01(b) ..............       523,638
 1,570,913    Toronto Dominion, Eurodollar Overnight, 4.063%, due 07/02/01(b) .................     1,570,913
                                                                                                  -----------
              Total Short-Term Investments (Cost $13,581,123) .................................    13,581,123
                                                                                                  -----------
              TOTAL INVESTMENTS - 109.3%
              (Cost $96,007,983) ..............................................................    98,878,394

              Other Assets and Liabilities (net) - (9.3%) .....................................    (8,400,201)
                                                                                                  -----------
              TOTAL NET ASSETS - 100% .........................................................   $90,478,193
                                                                                                  -----------

            Portfolio Footnotes:

            * Non-income producing security.

            (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

            (b) Represents investment of collateral received from securities lending transactions.

            ADR - American Depositary Receipt

            REIT - Real Estate Investment Trust

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

------------------------------------------------------------------------------------------------------------------------------------

Par                Security                                                                                           Value
Amount             Description                                                    Coupon           Maturity          (Note 2)
------------------------------------------------------------------------------------------------------------------------------------

            Domestic Bonds & Debt Securities - 86.7%
            Aerospace & Defense - 0.1%
$   90,000  Lockheed Martin Corp. ............................................     7.750%         05/01/2026       $    91,106
                                                                                                                   -----------
            Asset Backed Securities - 19.6%
 2,500,000  American Express Master Trust ....................................     5.143%         08/15/2002         2,501,712
 2,500,000  AmeriCredit Auto Receivable Trust 1999-B A4 ......................     5.960%         03/12/2006         2,546,573
 2,500,000  Associates Automobile Receivables Trust ..........................     6.820%         02/15/2005         2,557,615
   360,000  Citibank Credit Card Master Trust ................................     5.500%         02/15/2006           363,191
 1,230,000  Citibank Credit Card Master Trust ................................     6.150%         03/10/2011         1,203,698
 2,108,741  Daimler Chrysler Auto Trust ......................................     6.810%         07/06/2003         2,133,536
 4,000,000  First USA Credit Card Master Trust ...............................     6.420%         03/17/2005         4,089,524
   340,000  Fleet Credit Card Master Trust ...................................     7.020%         02/15/2008           356,589
 1,993,000  Ford Credit Auto Owner Trust .....................................     7.070%         04/15/2004         2,060,130
    60,000  MBNA Master Credit Card Trust ....................................     6.900%         01/15/2008            62,703
 3,115,000  Merrill Lynch Mortgage Investors, Inc.(a) ........................     7.560%         09/15/2009         3,281,656
   555,785  Money Store Home Equity Trust (The) ..............................     6.485%         12/15/2038           563,718
   500,000  Peco Energy Transition Trust .....................................     5.800%         03/01/2007           505,338
   693,270  Residential Asset Securities Corp. ...............................     7.205%         09/25/2016           702,166
   915,000  Residential Asset Securities Corp. ...............................     7.355%         01/25/2026           945,518
   450,000  UBS PFD Funding Trust ............................................     8.622%         10/29/2049           487,219
                                                                                                                   -----------
                                                                                                                    24,360,886
                                                                                                                   -----------
            Automotive - 2.0%
 1,250,000  Ford Motor Credit Co. ............................................     7.875%         06/15/2010         1,305,521
   590,000  Ford Motor Credit Co. ............................................     7.375%         02/01/2011           596,722
   605,000  General Motors Corp. .............................................     7.200%         01/15/2011           613,269
                                                                                                                   -----------
                                                                                                                     2,515,512
                                                                                                                   -----------
            Banking - 5.9%
 1,070,000  Bank of America Corp. ............................................     7.400%         01/15/2011         1,113,690
   450,000  Capital One Bank .................................................     8.250%         06/15/2005           465,776
   805,000  First Union National Bank ........................................     7.800%         08/18/2010           863,525
   125,000  Fleet Boston Corp. ...............................................     7.375%         12/01/2009           131,099
   225,000  Fleet Capital Ltd. ...............................................     7.920%         12/11/2026           224,613
   805,000  Household Finance Corp. ..........................................     6.750%         05/15/2011           795,582
   420,000  HSBC Cap Funding (144A)(b) .......................................     9.547%         12/29/2049           475,500
   450,000  ING Capital Funding Trust III ....................................     8.439%         12/29/2049           478,341
   650,000  Qwest Capital Funding, Inc. (144A)(b) ............................     7.250%         02/15/2011           644,578
 1,500,000  Wachovia Corp. ...................................................     6.700%         06/21/2004         1,550,705
   605,000  Wells Fargo Bank NA ..............................................     6.450%         02/01/2011           595,989
                                                                                                                   -----------
                                                                                                                     7,339,398
                                                                                                                   -----------
            Beverages, Food & Tobacco - 0.7%
   730,000  Kellogg Co. (144A)(b) ............................................     6.600%         04/01/2011           714,618
   175,000  Smithfield Foods, Inc ............................................     7.625%         02/15/2008           171,500
                                                                                                                   -----------
                                                                                                                       886,118
                                                                                                                   -----------
            Chemicals - 0.1%
   150,000  Lyondell Chemical Co .............................................     9.875%         05/01/2007           149,250
                                                                                                                   -----------
            Collateralized Mortgage Obligations - 8.4%
   199,761  Banc of America Commercial Mortgage, Inc.(a) .....................     7.109%         11/15/2008           206,692
 2,000,000  Credit Suisse First Boston Mortgage Securities Corp.(a) ..........     7.545%         04/15/2010         2,114,944
   175,000  Credit Suisse First Boston Mortgage Securities Corp.(a) ..........     6.380%         12/16/2035           172,816

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

------------------------------------------------------------------------------------------------------------------------------------
Par         Security                                                                                                 Value
Amount      Description                                                          Coupon           Maturity          (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
            Collateralized Mortgage Obligations - continued
$3,070,000  Credit Suisse First Boston Mortgage Securities Corp.(a) ..........     7.290%         09/15/2041       $ 3,202,738
 1,980,000  Lehman Brothers Commercial Conduit Mortgage Trust(a) .............     6.480%         01/18/2008         1,975,026
 2,800,000  Nationslink Funding Corp.(a) .....................................     6.316%         11/20/2008         2,773,663
                                                                                                                   -----------
                                                                                                                    10,445,879
                                                                                                                   -----------
            Communications - 1.1%
   250,000  Nextel Communications, Inc. ......................................     9.375%         11/15/2009           198,750
   145,000  Nextel Communications, Inc. ......................................     9.500%         02/01/2011           114,005
   985,000  Tele-Communications TCI Group ....................................     7.875%         02/15/2026           998,713
                                                                                                                   -----------
                                                                                                                     1,311,468
                                                                                                                   -----------
            Cosmetics & Personal Care - 0.2%
   200,000  Procter & Gamble Co. (The) .......................................     6.875%         09/15/2009           207,894
                                                                                                                   -----------
            Electric Services - 0.4%
   480,000  Dominion Resources, Inc. .........................................     7.625%         07/15/2005           502,395
                                                                                                                   -----------
            Electric Utilities - 0.8%
   125,000  Calpine Corp. ....................................................     8.625%         08/15/2010           121,154
    80,000  Calpine Corp. ....................................................     8.500%         02/15/2011            77,246
   550,000  Exelon Generation Co. LLC (144A)(b) ..............................     6.950%         06/15/2011           547,445
   275,000  Xcel Energy, Inc. ................................................     7.000%         12/01/2010           276,344
                                                                                                                   -----------
                                                                                                                     1,022,189
                                                                                                                   -----------
            Financial Services - 1.6%
   240,000  First Union-Lehman Brothers Co(a) ................................     6.600%         05/18/2007           245,084
 1,730,000  First Union-Lehman Brothers Co(a) ................................     6.650%         12/18/2007         1,752,404
                                                                                                                   -----------
                                                                                                                     1,997,488
                                                                                                                   -----------
            Food Retailers - 0.9%
   275,000  Kroger Co. .......................................................     7.250%         06/01/2009           280,467
   600,000  Safeway, Inc. ....................................................     6.500%         03/01/2011           585,953
   200,000  Winn-Dixie Stores, Inc. ..........................................     8.875%         04/01/2008           203,500
                                                                                                                   -----------
                                                                                                                     1,069,920
                                                                                                                   -----------
            Health Care Providers - 0.1%
   185,000  HCA - The Healthcare Co. (144A)(b) ...............................     7.875%         02/01/2011           186,898
                                                                                                                   -----------
            Lodging - 0.3%
   110,000  Felcor Lodging LP ................................................     9.500%         09/15/2008           111,100
    80,000  Felcor Lodging LP (144A)(b) ......................................     9.500%         09/15/2008            80,800
   235,000  MGM Mirage, Inc. .................................................     8.500%         09/15/2010           244,156
                                                                                                                   -----------
                                                                                                                       436,056
                                                                                                                   -----------
            Media - Broadcasting & Publishing - 1.7%
   200,000  Adelphia Communications Corp. ....................................     7.875%         05/01/2009           177,500
   250,000  Clear Channel Communications, Inc. ...............................     7.650%         09/15/2010           258,173
   455,000  Cox Communications, Inc. .........................................     7.750%         11/01/2010           475,939
   135,000  Cox Enterprises, Inc. (144A)(b) ..................................     7.875%         09/15/2010           139,600
   250,000  Fox Liberty Networks LLC .........................................     8.875%         08/15/2007           261,250
   600,000  News America Holdings, Inc. ......................................     8.500%         02/15/2005           638,504
   100,000  Primedia, Inc. (144A)(b) .........................................     8.875%         05/15/2011            93,000
    85,000  Young Broadcasting, Inc. (144A)(b) ...............................    10.000%         03/01/2011            82,025
                                                                                                                   -----------
                                                                                                                     2,125,991
                                                                                                                   -----------
            Oil & Gas - 2.8%
   155,000  Apache Corp. .....................................................     7.700%         03/15/2026           162,312

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

------------------------------------------------------------------------------------------------------------------------------------

Par         Security                                                                                                     Value
Amount      Description                                                              Coupon         Maturity           (Note 2)
------------------------------------------------------------------------------------------------------------------------------------

            Oil & Gas - continued
$  600,000  Coastal Corp. (The) ..............................................     7.750%         06/15/2010       $   614,722
   200,000  Dynegy, Inc. .....................................................     6.875%         07/15/2002           202,773
   450,000  Dynegy, Inc. .....................................................     7.450%         07/15/2006           465,065
   500,000  El Paso Energy Corp. .............................................     7.625%         07/15/2011           508,125
   220,000  Texaco Capital, Inc. (The) .......................................     5.500%         01/15/2009           209,488
   530,000  Tosco Corp. ......................................................     8.125%         02/15/2030           579,476
   300,000  WCG Note Trust (144A)(b) .........................................     8.250%         03/15/2004           299,015
   470,000  Williams Companies, Inc. (144A)(b) ...............................     7.500%         01/15/2031           441,793
                                                                                                                   -----------
                                                                                                                     3,482,769
                                                                                                                   -----------
            Restaurants - 0.2%
   200,000  Tricon Global Restaurants, Inc. ..................................     8.875%         04/15/2011           206,000
                                                                                                                   -----------
            Retailers - 0.4%
   250,000  Federated Department Stores, Inc. ................................     6.300%         04/01/2009           240,008
   230,000  Lowe's Co., Inc. .................................................     7.500%         12/05/2005           242,093
                                                                                                                   -----------
                                                                                                                       482,101
                                                                                                                   -----------
            Telephone Systems - 1.5%
   280,000  AT&T Corp. .......................................................     6.500%         03/15/2029           239,777
   395,000  AT&T Wireless Group (144A)(b) ....................................     7.875%         03/01/2011           396,415
   250,000  Global Crossing Ltd. .............................................     9.125%         11/15/2006           198,125
   150,000  Liberty Media Group ..............................................     7.875%         07/15/2009           144,060
   205,000  Liberty Media Group ..............................................     8.250%         02/01/2030           176,704
   465,000  Sprint Capital Corp. .............................................     7.625%         01/30/2011           462,155
   105,000  Sprint Capital Corp. .............................................     6.875%         11/15/2028            89,404
   100,000  Verizon Global Funding Corp. (144A)(b) ...........................     7.750%         12/01/2030           103,155
                                                                                                                   -----------
                                                                                                                     1,809,795
                                                                                                                   -----------
            Transportation - 0.1%
   100,000  Norfolk Southern Corp. ...........................................     7.800%         05/15/2027           102,989
                                                                                                                   -----------
            U.S. Government Agency - 3.4%
 1,650,000  Federal Home Loan Mortgage Corp.(a) ..............................     6.875%         09/15/2010         1,736,186
   700,000  Federal National Mortgage Association(a) .........................     6.625%         09/15/2009           726,256
   515,000  Federal National Mortgage Association(a) .........................     6.625%         11/15/2010           533,788
   777,000  Federal National Mortgage Association(a) .........................     7.125%         01/15/2030           833,210
   335,000  Federal National Mortgage Association(a) .........................     6.625%         11/15/2030           339,707
                                                                                                                  ------------
                                                                                                                     4,169,147
                                                                                                                  ------------
            U.S. Government Agency Mortgage Backed Securities - 26.7%
    13,155  Federal Home Loan Mortgage Corp.(a) ..............................     8.000%         09/01/2008            13,733
    25,848  Federal Home Loan Mortgage Corp. .................................     9.500%         04/01/2019            27,708
    11,116  Federal Home Loan Mortgage Corp. .................................     9.000%         06/01/2019            11,828
   638,712  Federal Home Loan Mortgage Corp. .................................     6.000%         04/01/2031           613,859
   648,472  Federal Home Loan Mortgage Corp. .................................     6.000%         05/01/2031           623,239
   306,433  Federal Home Loan Mortgage Corp. .................................     6.000%         05/01/2031           294,510
   647,146  Federal Home Loan Mortgage Corp. .................................     6.000%         05/01/2031           621,965
 4,035,001  Federal Home Loan Mortgage Corp. .................................     6.500%         05/01/2031         3,975,533
   713,942  Federal Home Loan Mortgage Corp. .................................     6.000%         06/01/2031           686,162
   532,096  Federal Home Loan Mortgage Corp. .................................     6.500%         06/01/2031           524,254
 1,000,100  Federal Home Loan Mortgage Corp. .................................     6.500%         06/01/2031           985,361
   895,089  Federal Home Loan Mortgage Corp. .................................     6.500%         06/01/2031           881,897
   999,900  Federal Home Loan Mortgage Corp. .................................     6.500%         06/01/2031           985,163

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

------------------------------------------------------------------------------------------------------------------------------------
Par         Security                                                                                                   Value
Amount      Description                                                            Coupon         Maturity            (Note 2)
------------------------------------------------------------------------------------------------------------------------------------

            U.S. Government Agency Mortgage Backed Securities - continued
$   42,904  Federal Home Loan Mortgage Corp. .................................     6.500%         06/01/2031       $    42,272
    77,101  Federal National Mortgage Association ............................     6.000%         04/01/2016            75,999
   638,016  Federal National Mortgage Association ............................     6.000%         04/01/2016           628,898
   332,426  Federal National Mortgage Association ............................     6.000%         04/01/2016           327,764
    25,813  Federal National Mortgage Association ............................     6.000%         04/01/2016            25,451
   555,388  Federal National Mortgage Association ............................     6.000%         04/01/2016           547,451
   835,250  Federal National Mortgage Association ............................     6.000%         04/01/2016           823,313
   331,855  Federal National Mortgage Association ............................     6.000%         05/01/2016           329,011
   665,000  Federal National Mortgage Association ............................     6.000%         05/01/2016           655,675
   623,488  Federal National Mortgage Association ............................     6.000%         05/01/2016           614,746
   670,458  Federal National Mortgage Association ............................     6.000%         06/01/2016           661,057
   332,942  Federal National Mortgage Association ............................     6.000%         06/01/2016           328,273
    16,600  Federal National Mortgage Association(a) .........................     8.500%         07/01/2019            17,484
   706,329  Federal National Mortgage Association ............................     7.000%         06/01/2028           709,794
   357,946  Federal National Mortgage Association ............................     7.000%         08/01/2028           359,702
   703,355  Federal National Mortgage Association ............................     7.000%         09/01/2028           706,806
   625,588  Federal National Mortgage Association ............................     7.000%         08/01/2029           628,657
   373,881  Federal National Mortgage Association ............................     7.000%         08/01/2029           375,715
    56,597  Federal National Mortgage Association ............................     7.000%         09/01/2029            56,875
    22,402  Federal National Mortgage Association ............................     7.000%         12/01/2029            22,512
    29,233  Federal National Mortgage Association ............................     7.000%         12/01/2029            29,376
   789,614  Federal National Mortgage Association ............................     7.000%         02/01/2030           793,488
   303,906  Federal National Mortgage Association ............................     7.000%         02/01/2030           305,397
    24,243  Federal National Mortgage Association ............................     7.000%         03/01/2030            24,362
    33,273  Federal National Mortgage Association ............................     7.000%         04/01/2030            33,436
   708,734  Federal National Mortgage Association ............................     7.000%         05/01/2030           712,211
   486,299  Federal National Mortgage Association ............................     7.000%         07/01/2030           488,684
   586,218  Federal National Mortgage Association ............................     7.000%         08/01/2030           589,094
   227,117  Federal National Mortgage Association ............................     7.000%         12/01/2030           228,231
   124,208  Federal National Mortgage Association ............................     6.500%         01/01/2031           122,377
   238,336  Federal National Mortgage Association ............................     6.500%         02/01/2031           234,824
   498,488  Federal National Mortgage Association ............................     6.500%         03/01/2031           491,142
 2,300,000  Federal National Mortgage Association(c) .........................     7.000%         07/01/2031         2,310,063
     1,738  Government National Mortgage Association .........................     9.000%         04/15/2009             1,844
     9,901  Government National Mortgage Association .........................     9.000%         05/15/2009            10,506
     2,485  Government National Mortgage Association .........................     9.000%         05/15/2009             2,636
       986  Government National Mortgage Association .........................     9.000%         05/15/2009             1,046
     1,233  Government National Mortgage Association .........................     9.000%         05/15/2009             1,308
     9,320  Government National Mortgage Association .........................    11.500%         11/15/2015            10,434
    20,879  Government National Mortgage Association .........................    10.000%         06/15/2017            21,869
     6,837  Government National Mortgage Association .........................     9.250%         07/15/2017             7,219
     7,464  Government National Mortgage Association .........................    10.000%         11/15/2017             7,819
     3,191  Government National Mortgage Association .........................    11.500%         02/15/2018             3,572
    19,394  Government National Mortgage Association .........................    10.000%         03/15/2019            20,314
    31,945  Government National Mortgage Association .........................     9.000%         01/15/2020            33,534
    13,446  Government National Mortgage Association .........................    10.000%         03/15/2020            14,084
    85,699  Government National Mortgage Association .........................     9.250%         05/15/2021            90,497
    20,793  Government National Mortgage Association .........................     9.250%         06/15/2021            21,957
     9,742  Government National Mortgage Association .........................     9.500%         01/15/2025            10,257
     3,486  Government National Mortgage Association .........................     9.500%         05/15/2025             3,671

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

------------------------------------------------------------------------------------------------------------------------------------

Par                Security                                                                                            Value
Amount             Description                                                     Coupon         Maturity            (Note 2)
------------------------------------------------------------------------------------------------------------------------------------

            U.S. Government Agency Mortgage Backed Securities - continued
$  161,152  Government National Mortgage Association .........................     8.000%         05/15/2027       $   167,130
   659,036  Government National Mortgage Association .........................     6.500%         04/15/2028           652,851
 1,317,761  Government National Mortgage Association .........................     6.500%         10/15/2028         1,305,394
   333,708  Government National Mortgage Association .........................     6.500%         11/15/2028           330,576
 2,329,420  Government National Mortgage Association .........................     6.500%         12/15/2028         2,307,558
   201,324  Government National Mortgage Association .........................     6.500%         01/15/2029           199,434
   135,890  Government National Mortgage Association .........................     6.500%         02/15/2029           134,615
   225,228  Government National Mortgage Association .........................     6.500%         04/15/2029           223,114
   273,050  Government National Mortgage Association .........................     6.500%         05/15/2029           270,487
   142,261  Government National Mortgage Association .........................     6.500%         06/15/2029           140,926
    77,175  Government National Mortgage Association .........................     8.000%         07/15/2029            80,037
   205,334  Government National Mortgage Association .........................     8.000%         09/15/2029           212,950
   426,082  Government National Mortgage Association .........................     8.000%         10/15/2029           441,887
    66,181  Government National Mortgage Association .........................     8.000%         05/15/2030            68,636
   103,672  Government National Mortgage Association .........................     8.000%         05/15/2030           107,517
   210,021  Government National Mortgage Association .........................     8.000%         06/15/2030           217,812
   159,891  Government National Mortgage Association .........................     8.000%         06/15/2030           165,822
    45,859  Government National Mortgage Association .........................     8.000%         07/15/2030            47,560
   531,158  Government National Mortgage Association .........................     8.000%         07/15/2030           550,861
   457,612  Government National Mortgage Association .........................     8.000%         07/15/2030           474,586
   169,701  Government National Mortgage Association .........................     8.000%         07/15/2030           175,996
                                                                                                                   -----------
                                                                                                                    33,083,668
                                                                                                                   -----------
            U.S. Treasury Securities - 7.7%
   285,000  U.S. Treasury Inflation Index Note(a) ............................     3.500%         01/15/2011           290,774
 2,670,000  U.S. Treasury Note(a) ............................................     5.000%         02/15/2011         2,591,571
   460,000  U.S. Treasury CPI Note(a) ........................................     3.875%         04/15/2029           529,968
   855,000  U.S. Treasury Note(a) ............................................     6.250%         05/15/2030           906,969
 1,745,000  U.S. Treasury Bond(d) ............................................     8.875%         02/15/2019         2,312,125
 1,738,000  U.S. Treasury Bond(a) ............................................     6.750%         08/15/2026         1,928,773
   220,000  U.S. Treasury Bond(a) ............................................     5.250%         02/15/2029           201,463
   730,000  U.S. Treasury Bond(a) ............................................     6.125%         08/15/2029           757,313
                                                                                                                   -----------
                                                                                                                     9,518,956
                                                                                                                   -----------
            Total Domestic Bonds & Debt Securities (Cost $106,641,678)                                             107,503,873
                                                                                                                   -----------
            Foreign Bonds & Debt Securities - 9.6%
            Brazil - 0.1%
   110,000  Brazil (Republic of) (U.S.$) .....................................    14.500%         10/15/2009           114,125
    30,000  Brazil (Republic of) (U.S.$) .....................................    12.750%         01/15/2020            26,850
    60,000  Brazil (Republic of) (U.S.$) .....................................    11.000%         08/17/2040            44,276
    12,314  Brazil C Bond (U.S.$). ...........................................     8.000%         04/15/2014             9,146
                                                                                                                   -----------
                                                                                                                       194,397
                                                                                                                   -----------
            Canada - 0.3%
   165,000  Canadian National Railway Co. (Yankee) ...........................     6.900%         07/15/2028           156,236
   200,000  Rogers Wireless Communications, Inc. (144A) (U.S.$)(b) ...........     9.625%         05/01/2011           202,000
                                                                                                                   -----------
                                                                                                                       358,236
                                                                                                                   -----------
            Colombia - 0.1%
    15,000  Colombia (Republic of) (U.S.$) ...................................    10.500%         06/13/2006            15,487
    20,000  Colombia (Republic of) (U.S.$)....................................     9.750%         04/23/2009            19,150


                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

------------------------------------------------------------------------------------------------------------------------------------

Par         Security                                                                                                 Value
Amount      Description                                                           Coupon          Maturity         (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
            Colombia - continued
$   50,000  Colombia (Republic of) (U.S.$) ...................................     9.750%         04/09/2011       $    51,250
    15,000  Colombia (Republic of) (U.S.$) ...................................    11.750%         02/25/2020            14,363
                                                                                                                   -----------
                                                                                                                       100,250
                                                                                                                   -----------
            Costa Rica - 0.0%
    10,000  Costa Rica (Republic of) (U.S.$) .................................     9.335%         05/15/2009            10,544
                                                                                                                   -----------
            France - 3.5%
   580,000  AXA (Yankee) .....................................................     8.600%         12/15/2030           639,325
   470,000  France Telecom S.A. (144A) (U.S.$)(b) ............................     7.750%         03/01/2011           479,871
 3,800,000  French Treasury Note (Global) ....................................     5.000%         01/12/2006         3,263,923
                                                                                                                   -----------
                                                                                                                     4,383,119
                                                                                                                   -----------
            Germany - 2.6%
 3,700,000  Bundesobligation (Global) ........................................     5.000%         02/17/2006         3,186,484
                                                                                                                   -----------
            Luxembourg - 0.1%
    80,000  Tyco International Group S.A. (Yankee) ...........................     6.375%         06/15/2005            80,882
                                                                                                                   -----------
            Mexico - 0.2%
    15,000  United Mexican States (U.S.$) ....................................     8.625%         03/12/2008            15,600
    20,000  United Mexican States (U.S.$) ....................................    10.375%         02/17/2009            22,420
    80,000  United Mexican States (U.S.$) ....................................    11.375%         09/15/2016            96,720
    10,000  United Mexican States (U.S.$) ....................................    11.500%         05/15/2026            12,625
    80,000  United Mexican States Series A (Global) ..........................     9.875%         02/01/2010            87,720
                                                                                                                   -----------
                                                                                                                       235,085
                                                                                                                   -----------
            Netherlands - 0.9%
   410,000  Deutsche Telekom Finance B.V. (Yankee) ...........................     8.250%         06/15/2030           422,772
   100,000  HSBC Holdings Plc (144A) (Yankee)(b) .............................     7.400%         04/15/2003           103,448
    95,000  Koninklijke KPN N.V. (Yankee) ....................................     8.000%         10/01/2010            91,286
   330,000  Koninklijke KPN N.V. (144A) (Yankee)(b) ..........................     8.375%         10/01/2030           304,483
   250,000  KPNQwest B.V. (Yankee) ...........................................     8.125%         06/01/2009           143,750
                                                                                                                   -----------
                                                                                                                     1,065,739
                                                                                                                   -----------
            Peru - 0.0%
    25,000  Peru (Republic of) (U.S.$) .......................................     4.000%         03/07/2017            15,725
    35,000  Peru (Republic of) (PDI) (U.S.$) .................................     4.500%         03/07/2017            24,349
                                                                                                                   -----------
                                                                                                                        40,074
                                                                                                                   -----------
            Philippine Islands - 0.0%
    25,000  Philippines (Republic of) (U.S.$) ................................     9.875%         03/16/2010            24,594
    25,000  Philippines (Republic of) (U.S.$) ................................     9.875%         01/15/2019            21,813
                                                                                                                   -----------
                                                                                                                        46,407
                                                                                                                   -----------
            Qatar - 0.0%
    60,000  Qatar (State of) (U.S.$) .........................................     9.750%         06/15/2030            67,882
                                                                                                                   -----------
            Trinidad - 0.1%
    15,000  Trinidad & Tobago (Republic of) (U.S.$) ..........................     9.875%         10/01/2009            16,950
    50,000  Trinidad & Tobago (Republic of) (U.S.$) ..........................     9.750%         07/01/2020            55,000
                                                                                                                   -----------
                                                                                                                        71,950
                                                                                                                   -----------
            United Kingdom - 1.7%
   595,000  British Telecom Plc (U.S.$) ......................................     8.125%         12/15/2010           633,093
   840,000  Marconi Corp. Plc (Yankee) .......................................     7.750%         09/15/2010           757,154

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

------------------------------------------------------------------------------------------------------------------------------------

Par                Security                                                                                           Value
Amount             Description                                                     Coupon          Maturity          (Note 2)
------------------------------------------------------------------------------------------------------------------------------------

            United Kingdom - continued
$  595,000  Royal Bank of Scotland Group Plc (U.S.$) .........................     9.118%         03/31/2049      $    660,564
    70,000  Telewest Communication Plc (Yankee) ..............................     9.875%         02/01/2010            59,150
                                                                                                                  ------------
                                                                                                                     2,109,961
                                                                                                                  ------------
            Total Foreign Bonds & Debt Securities (Cost $12,338,901)                                                11,951,010
                                                                                                                  ------------
            Short-Term Investments - 4.5%
 1,064,539  Banc One, Bank Note, 4.058%, due 07/02/01(e) ...................................................         1,064,539
   851,631  Credit Suisse First Boston, Triparty Corporate, 4.165%, due 07/02/01(e) ........................           851,631
   838,027  Fleet National Bank, Bank Note, 4.205%, due 10/31/01(e) ........................................           838,027
   425,816  Merrill Lynch I, Triparty Corporate, 4.165%, due 07/02/01(e) ...................................           425,816
   212,908  Merrill Lynch, Bank Note, 3.94%, due 04/05/02(e) ...............................................           212,908
 1,277,447  Merrimac, Money Market Fund, 4.12%, due 07/02/01(e) ............................................         1,277,447
   212,908  Royal Bank of Canada, Eurodollar Overnight, 4.00%, due 07/02/01(e) .............................           212,908
   638,724  Toronto Dominion, Eurodollar Overnight, 4.063%, due 07/02/01(e) ................................           638,724
                                                                                                                   -----------
            Total Short-Term Investments (Cost $5,522,000) .................................................         5,522,000
                                                                                                                   -----------
            TOTAL INVESTMENTS - 100.8%
            (Cost $124,502,579) ............................................................................       124,976,883
                                                                                                                   -----------
            Other Assets and Liabilities (net) - (0.8%) ....................................................          (990,617)
                                                                                                                  ------------
            TOTAL NET ASSETS - 100.0% ......................................................................      $123,986,266
                                                                                                                  ============

            Portfolio Footnotes:

            (a) All or a portion of these securities have been segregated to cover open futures contracts and/or when-issued/ delayed delivery transactions.

            (b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to
                Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

            (c) Security purchased on a delayed or when-issued basis.

            (d) Held as collateral for open futures contracts.

            (e) Represents investment of collateral received from securities lending transactions.

            PDI - Past Due Interest

            Yankee - U.S. Dollar denominated bonds issued by non-U.S. companies in the U.S.

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

The following table summarizes the portfolio composition of long-term debt holdings at June 30, 2001, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used.

          Portfolio Composition by Credit Quality
          ---------------------------------------------------------------------

          Ratings                                       % of portfolio
          Treasury                                              10.00%
          Agency                                                 30.40
          AAA                                                    33.90
          AA                                                      2.40
          A                                                      11.80
          BBB                                                     9.30
          BB                                                      1.80
          B                                                       0.40
                                                                100.0%

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan Select Equity Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                               Value
Description                                                Shares     (Note 2)
--------------------------------------------------------------------------------

Common Stocks - 96.7%
Aerospace & Defense - 0.2%
Honeywell International, Inc. ........................     14,400  $    503,856
                                                                   ------------
Airlines - 0.3%
Southwest Airlines Co. ...............................     35,900       663,791
                                                                   ------------
Apparel Retailers - 0.4%
Abercrombie & Fitch Co.* .............................     21,100       938,950
                                                                   ------------
Automotive - 0.6%
Lear Corp.* ..........................................     35,600     1,242,440
                                                                   ------------
Banking - 5.6%
American Express Co. .................................     28,800     1,117,440
Bank One Corp. .......................................     97,000     3,472,600
Capital One Financial Corp. ..........................     38,000     2,280,000
First Union Corp. ....................................     25,600       894,464
National Commerce Financial Corp. ....................     35,800       872,446
U.S. Bancorp .........................................    144,620     3,295,890
                                                                   ------------
                                                                     11,932,840
                                                                   ------------
Beverages, Food & Tobacco - 4.2%
Coca-Cola Co. (The) ..................................     46,100     2,074,500
Pepsico, Inc. ........................................     34,700     1,533,740
Philip Morris Co., Inc.(a) ...........................    106,900     5,425,175
                                                                   ------------
                                                                      9,033,415
                                                                   ------------
Chemicals - 0.6%
Praxair, Inc. ........................................     25,240     1,186,280
                                                                   ------------
Commercial Services - 0.7%
Cendant Corp.* .......................................     75,475     1,471,762
                                                                   ------------
Communications - 2.7%
American Tower Corp.* ................................     48,900     1,010,763
CIENA Corp.* .........................................     26,700     1,014,600
Cisco Systems, Inc.* .................................    181,900     3,310,580
Corvis Corp.* ........................................     45,300       198,867
JDS Uniphase Corp.* ..................................     14,100       179,775
                                                                   ------------
                                                                      5,714,585
                                                                   ------------
Computer Software & Processing - 6.1%
Citrix Systems, Inc.* ................................     23,500       820,150
Microsoft Corp.*(a) ..................................     87,400     6,345,240
NCR Corp.* ...........................................     41,900     1,969,300
Oracle Corp.* ........................................     64,900     1,233,100
Peregrine Systems, Inc.* .............................     41,000     1,189,000
Rational Software Corp.* .............................     22,700       636,735
Siebel Systems, Inc.* ................................      8,800       412,720
VERITAS Software Corp.* ..............................      8,594       571,759
                                                                   ------------
                                                                     13,178,004
                                                                   ------------
Computers & Information - 3.2%
Compaq Computer Corp. ................................     61,800       957,281
EMC Corp.* ...........................................     17,200       499,660
International Business Machines Corp..................     34,900     3,943,700
Sun Microsystems, Inc.* ..............................     99,800     1,568,856
                                                                   ------------
                                                                      6,969,497
                                                                   ------------
Cosmetics & Personal Care - 1.1%
Gillette Co. .........................................     78,400     2,272,816
                                                                   ------------
Electric Utilities - 2.0%
Ameren Corp...........................................     29,200     1,246,840
Edison International .................................    110,400     1,230,960
FPL Group, Inc. ......................................     11,100       668,331
Wisconsin Energy Corp. ...............................     50,600     1,202,762
                                                                   ------------
                                                                      4,348,893
                                                                   ------------
Electrical Equipment - 4.2%
General Electric Co.(a) ..............................    185,700     9,052,875
                                                                   ------------
Electronics - 3.8%
Altera Corp.* ........................................     36,700     1,064,300
Intel Corp. ..........................................    132,300     3,869,775
Micron Technology, Inc.* .............................     11,800       484,980
Motorola, Inc. .......................................     59,600       986,976
Texas Instruments, Inc. ..............................     29,100       916,650
Xilinx, Inc.* ........................................     19,100       787,684
                                                                   ------------
                                                                      8,110,365
                                                                   ------------
Entertainment & Leisure - 0.5%
Mattel, Inc. .........................................     52,300       989,516
                                                                   ------------
Environmental Controls - 1.7%
Republic Services, Inc.* .............................     23,700       470,445
Waste Management, Inc. ...............................    101,574     3,130,511
                                                                   ------------
                                                                      3,600,956
                                                                   ------------
Financial Services - 5.3%
Citigroup, Inc.(a) ...................................    143,909     7,604,152
Countrywide Credit Industries, Inc. ..................     30,800     1,413,104
E*Trade Group, Inc.* .................................     59,267       382,272
Goldman Sachs Group, Inc. (The) ......................     24,200     2,076,360
                                                                   ------------
                                                                     11,475,888
                                                                   ------------
Food Retailers - 0.4%
Safeway, Inc.* .......................................     16,900       811,200
                                                                   ------------
Forest Products & Paper - 0.6%
Smurfit-Stone Container Corp.* .......................     83,283     1,349,185
                                                                   ------------
Health Care Providers - 1.4%
Tenet Healthcare Corp.* ..............................     60,300     3,110,877
                                                                   ------------
Heavy Machinery - 2.0%
Applied Materials, Inc.* .............................     27,300     1,340,430
Cooper Cameron Corp.* ................................     22,300     1,244,340
Cooper Industries, Inc................................     43,800     1,734,042
                                                                   ------------
                                                                      4,318,812
                                                                   ------------

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan Select Equity Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                              Value
Description                                                Shares    (Note 2)
--------------------------------------------------------------------------------

Home Construction, Furnishings & Appliances - 2.0%
Gemstar-TV Guide Intl., Inc.* ........................     41,000  $  1,804,000
Johnson Controls, Inc. ...............................     33,000     2,391,510
                                                                   ------------
                                                                      4,195,510
                                                                   ------------

Household Products - 0.7%
Procter & Gamble Co. .................................     23,200     1,480,160
                                                                   ------------

Industrial - Diversified - 3.7%
Tyco International, Ltd.(a) ..........................    144,639     7,882,826
                                                                   ------------

Insurance - 4.3%
Ambac Financial Group, Inc. ..........................     40,350     2,348,370
American International Group, Inc.(a) ................     46,700     4,016,200
Cigna Corp. ..........................................     30,500     2,922,510
                                                                   ------------
                                                                      9,287,080
                                                                   ------------

Lodging - 0.5%
Marriott International, Inc. - Class A ...............     21,900     1,036,746
                                                                   ------------
Media - Broadcasting & Publishing - 4.6%
Adelphia Communications Corp.* .......................     38,400     1,574,400
AOL Time Warner, Inc.*(a) ............................    103,100     5,464,300
Comcast Corp. - Class A* .............................     10,000       434,000
Fox Entertainment Group, Inc. - Class A* .............     29,800       831,420
Gannett Co., Inc. ....................................     25,000     1,647,500
                                                                   ------------
                                                                      9,951,620
                                                                   ------------

Medical Supplies - 2.1%
Applera Corp. - Applied Biosystems Group .............     46,400     1,241,200
Bard (C.R.), Inc. ....................................     30,000     1,708,500
Danaher Corp. ........................................     28,200     1,579,200
                                                                   ------------
                                                                      4,528,900
                                                                   ------------

Metals - 0.8%
Alcoa, Inc. ..........................................     21,116       831,970
Allegheny Technologies, Inc ..........................     54,000       976,860
                                                                   ------------
                                                                      1,808,830
                                                                   ------------

Oil & Gas - 7.7%
Anadarko Petroleum Corp. .............................      9,600       518,688
Chevron Corp.(a)  ....................................     57,300     5,185,650
Conoco, Inc. - Class B ...............................     26,800       774,520
Dynegy, Inc. - Class A ...............................     34,500     1,604,250
Exxon Mobil Corp.(a) .................................     75,910     6,630,738
Global Marine, Inc.* .................................     95,500     1,779,165
                                                                   ------------
                                                                     16,493,011
                                                                   ------------

Pharmaceuticals - 10.3%
American Home Products Corp. .........................     27,800     1,624,632
Amgen, Inc.*  ........................................     31,800     1,929,624
Bristol-Myers Squibb Co. .............................     20,800     1,087,840
Human Genome Sciences, Inc.* .........................     14,983       902,726
Johnson & Johnson ....................................     60,172     3,008,600
Merck & Co., Inc. ....................................     41,200     2,633,092
Pfizer, Inc.(a) ......................................    102,550     4,107,127
Pharmacia Corp. ......................................     52,874     2,429,560
Schering-Plough Corp .................................    108,800     3,942,912
Vertex Pharmaceuticals, Inc.* ........................      8,600       425,700
                                                                   ------------
                                                                     22,091,813
                                                                   ------------


Real Estate - 0.3%
Security Capital Group, Inc.* ........................     30,500       652,700
                                                                   ------------
Retailers - 3.8%
Home Depot, Inc. .....................................     72,300     3,365,565
Target Corp. .........................................     21,700       750,820
TJX Companies, Inc. ..................................     50,100     1,596,687
Wal-Mart Stores, Inc. ................................     48,700     2,376,560
                                                                   ------------
                                                                      8,089,632
                                                                   ------------


Telephone Systems - 6.6%
AT&T Corp. ...........................................          1            22
AT&T Corp. - Liberty Media Group* ....................     62,000     1,084,380
BellSouth Corp. ......................................     21,200       853,724
Level 3 Communications, Inc.* ........................     76,400       419,436
Nextel Communications, Inc.* .........................     27,700       484,750
Qwest Communications Intl., Inc.* ....................     95,400     3,040,398
SBC Communications, Inc. .............................     47,977     1,921,959
Sprint Corp. - PCS Group* ............................    101,100     2,441,565
TyCom, Ltd.* .........................................    107,800     1,854,160
Verizon Communications, Inc. .........................     39,238     2,099,233
                                                                   ------------
                                                                     14,199,627
                                                                   ------------


Textiles, Clothing & Fabrics - 0.2%
Jones Apparel Group, Inc.* ...........................      9,600       414,720
                                                                   ------------


U.S. Government Agency - 1.5%
Federal National Mortgage Association ................     38,900     3,312,335
                                                                   ------------
Total Common Stocks (Cost $207,621,013) ..............              207,702,313
                                                                   ------------

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan Select Equity Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

-------------------------------------------------------------------------------------------------------------------
Par         Security                                                                                      Value
Amount      Description                                                                                  (Note 2)
-------------------------------------------------------------------------------------------------------------------
            Short-Term Investments - 5.4%
$2,062,836  Banc One, Bank Note, 4.058%, due 07/02/01(b) .........................................     $  2,062,836
 1,650,268  Credit Suisse First Boston, Triparty Corporate, 4.165%, due 07/02/01(b) ..............        1,650,268
 1,623,908  Fleet National Bank, Bank Note, 4.205%, due 10/31/01(b) ..............................        1,623,908
   825,134  Merrill Lynch I, Triparty Corporate, 4.165%, due 07/02/01(b) .........................          825,134
   412,567  Merrill Lynch, Bank Note, 3.94%, due 04/05/02(b) .....................................          412,567
 2,475,403  Merrimac, Money Market Fund, 4.12%, due 07/02/01(b) ..................................        2,475,403
   412,567  Royal Bank of Canada, Eurodollar Overnight, 4.00%, due 07/02/01(b) ...................          412,567
 1,237,701  Toronto Dominion, Eurodollar Overnight, 4.063%, due 07/02/01(b) ......................        1,237,701
   900,000  U.S. Treasury Note, 6.25%, due 02/28/02(c) ...........................................          914,843
                                                                                                       ------------
            Total Short-Term Investments (Cost $11,607,099) ......................................       11,615,227
                                                                                                       ------------
            TOTAL INVESTMENTS - 102.1%
            (Cost $219,228,112) ..................................................................      219,317,540

            Other Assets and Liabilities (net) - (2.1%) ..........................................       (4,626,051)
                                                                                                       ------------
            TOTAL NET ASSETS - 100% ..............................................................     $214,691,489
                                                                                                       ============

         Portfolio Footnotes:

         *   Non-income producing security.

         (a) All or a portion of these securities have been segregated to cover open futures contracts.

         (b) Represents investment of collateral received from securities lending transactions.

         (c) Held as collateral for open futures contracts.

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan Enhanced Index Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                              Value
Description                                                Shares    (Note 2)
--------------------------------------------------------------------------------

Common Stocks - 99.7%

Aerospace & Defense - 1.1%
B.F. Goodrich Co., (The) .............................      8,400  $    319,032
Boeing Co. ...........................................     18,000     1,000,800
Honeywell International, Inc. ........................     16,400       573,836
Lockheed Martin Corp. ................................      2,800       103,740
United Technologies Corp. ............................      5,900       432,234
                                                                   ------------
                                                                      2,429,642
                                                                   ------------
Airlines - 0.5%
Delta Air Lines, Inc. ................................     11,600       511,328
Southwest Airlines Co. ...............................     35,800       661,942
                                                                   ------------
                                                                      1,173,270
                                                                   ------------
Apparel Retailers - 0.3%
Abercrombie & Fitch Co.* .............................      8,000       356,000
Kohl's Corp.* ........................................      1,100        69,003
Limited, Inc. (The) ..................................     10,600       175,112
                                                                   ------------
                                                                        600,115
                                                                   ------------
Automotive - 1.3%
Delphi Automotive Systems Corp. ......................     13,700       218,241
Ford Motor Co. .......................................      6,400       157,120
General Motors Corp. .................................     27,000     1,737,450
Harley-Davidson, Inc. ................................      2,000        94,160
Lear Corp.* ..........................................      5,500       191,950
Rockwell International Corp. .........................     10,800       411,696
                                                                   ------------
                                                                      2,810,617
                                                                   ------------
Banking - 7.0%
American Express Co ..................................     37,800     1,466,640
AmeriCredit Corp.* ...................................      6,400       332,480
AmSouth Bancorp ......................................     19,200       355,008
Bank of America Corp. ................................     10,000       600,300
Bank of New York Co., Inc. (The) .....................        900        43,200
Bank One Corp. .......................................     55,200     1,976,160
Capital One Financial Corp. ..........................     23,500     1,410,000
Compass Bancshares, Inc. .............................      2,500        66,250
Dime Bancorp, Inc. ...................................      2,600        96,850
First Union Corp. ....................................     25,200       880,488
Golden State Bancorp, Inc. ...........................      6,300       194,040
Greenpoint Financial Corp. ...........................      4,900       188,160
Hibernia Corp. .......................................      5,200        92,560
Household International, Inc. ........................     15,200     1,013,840
IndyMac Bancorp, Inc.* ...............................      3,100        83,080
KeyCorp ..............................................     22,400       583,520
Marshall and Ilsley Corp. ............................      1,400        75,460
MBNA Corp. ...........................................      1,600        52,720
National Commerce Financial Corp. ....................      8,500       207,145
PNC Financial Services Group .........................     20,700     1,361,853
Providian Financial Corp. ............................     10,900       645,280
Suntrust Banks, Inc. .................................        800        51,824
U.S. Bancorp .........................................    101,200     2,306,348
Wachovia Corp. .......................................      2,800       199,220
Washington Mutual, Inc. ..............................     31,100     1,167,805
Wilmington Trust Corp. ...............................      1,200        75,180
                                                                   ------------
                                                                     15,525,411
                                                                   ------------
Beverages, Food & Tobacco - 4.3%
Coca-Cola Co. (The) ..................................     44,100     1,984,500
General Mills, Inc. ..................................      3,100       135,718
Heinz (H.J.), Co. ....................................     12,600       515,214
Kellogg Co. ..........................................     13,600       394,400
Kraft Foods, Inc. - Class A* .........................      6,400       198,400
Pepsico, Inc. ........................................     15,200       671,840
Philip Morris Co., Inc. ..............................     92,600     4,699,450
Quaker Oats Co. (The) ................................      7,800       711,750
Unilever NV - New York Shares ........................      4,900       291,893
                                                                   ------------
                                                                      9,603,165
                                                                   ------------
Chemicals - 1.7%
Air Products & Chemicals, Inc. .......................     14,400       658,800
Dow Chemical Co. .....................................     21,400       711,550
E. I. du Pont De Nemours and Co. .....................      4,700       226,728
PPG Industries, Inc. .................................     12,900       678,153
Praxair, Inc. ........................................     14,900       700,300
Rohm & Haas Co. ......................................     25,400       835,660
                                                                   ------------
                                                                      3,811,191
                                                                   ------------
Commercial Services - 0.5%
Cendant Corp.*  ......................................     61,800     1,205,100
                                                                   ------------
Communications - 2.6%
CIENA Corp.* .........................................     19,600       744,800
Cisco Systems, Inc.*(a) ..............................    172,500     3,139,500
Corning, Inc. ........................................     19,600       327,516
JDS Uniphase Corp.* ..................................     10,700       136,425
Lucent Technologies, Inc. ............................     60,700       376,340
Nortel Networks Corp. ................................      2,400        21,816
QUALCOMM, Inc.* ......................................     17,400     1,017,552
                                                                   ------------
                                                                      5,763,949
                                                                   ------------
Computer Software & Processing - 6.4%
Adobe Systems, Inc. ..................................      5,300       249,100
Automatic Data Processing, Inc. ......................     13,600       675,920
BEA Systems, Inc.* ...................................     11,700       359,307
Citrix Systems, Inc.* ................................     17,900       624,710
Microsoft Corp.* .....................................    108,300     7,862,580
NCR Corp.* ...........................................     22,400     1,052,800
Oracle Corp.* ........................................     99,900     1,898,100
Parametric Technology Corp.* .........................     13,800       193,062
Peregrine Systems, Inc.* .............................     12,700       368,300
Siebel Systems, Inc.* ................................      4,900       229,810
VERITAS Software Corp.* ..............................     11,100       738,483
                                                                   ------------
                                                                     14,252,172
                                                                   ------------
Computers & Information - 4.5%
Cabletron Systems, Inc.* .............................      1,100        25,135
Compaq Computer Corp. ................................     64,200       994,458
Dell Computer Corp.* .................................     42,200     1,095,090

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan Enhanced Index Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                              Value
Description                                                Shares    (Note 2)
--------------------------------------------------------------------------------

Computers & Information - continued
Electronic Data Systems Corp. ........................      5,100  $    318,750
EMC Corp.* ...........................................     37,700     1,095,185
Hewlett-Packard Co. ..................................     16,000       457,600
International Business Machines Corp .................     40,200     4,542,600
Sun Microsystems, Inc.* ..............................     92,600     1,455,672
                                                                   ------------
                                                                      9,984,490
                                                                   ------------
Cosmetics & Personal Care - 0.7%
Estee Lauder Co. .....................................     12,000       517,200
Gillette Co. .........................................     39,100     1,133,509
                                                                   ------------
                                                                      1,650,709
                                                                   ------------
Electric Utilities - 3.0%
Ameren Corp. .........................................      8,700       371,490
Cinergy Corp. ........................................      9,500       332,025
CMS Energy Corp. .....................................     13,000       362,050
Consolidated Edison, Inc. ............................        700        27,860
DTE Energy Co. .......................................     11,900       552,636
Edison International .................................     34,900       389,135
Entergy Corp. ........................................     28,500     1,094,115
FPL Group, Inc. ......................................      2,400       144,504
GPU, Inc. ............................................      7,300       256,595
NiSource, Inc. .......................................      2,600        71,058
PG&E Corp. ...........................................     37,100       415,520
Pinnacle West Capital Corp. ..........................      6,400       303,360
Potomac Electric Power Co. ...........................      4,000        83,680
Progress Energy, Inc. ................................     16,100       723,212
TXU Corp. ............................................     18,600       896,334
Wisconsin Energy Corp. ...............................      6,900       164,013
Xcel Energy, Inc. ....................................     14,500       412,525
                                                                   ------------
                                                                      6,600,112
                                                                   ------------
Electrical Equipment - 5.0%
Emerson Electric Co. .................................      9,300       562,650
General Electric Co.(a) ..............................    208,600    10,169,250
Grainger (W.W.), Inc .................................      8,900       366,324
                                                                   ------------
                                                                     11,098,224
                                                                   ------------
Electronics - 4.2%
Altera Corp.* ........................................     11,200       324,800
Analog Devices, Inc.* ................................        700        30,275
Broadcom Corp. - Class A* ............................      2,000        85,520
Cypress Semiconductor Corp.* .........................      1,400        33,390
Intel Corp.(a) .......................................    142,900     4,179,825
Lattice Semiconductor Corp.* .........................      5,300       129,320
Linear Technology Corp. ..............................     13,900       614,658
LSI Logic Corp.* .....................................      9,800       184,240
Maxim Integrated Products, Inc.* .....................      6,800       300,628
Micron Technology, Inc.* .............................      8,200       337,020
Motorola, Inc. .......................................     82,300     1,362,888
PMC-Sierra, Inc.* ....................................      2,600        80,782
Texas Instruments, Inc. ..............................     30,700       967,050
Xilinx, Inc.* ........................................     14,700       606,228
                                                                   ------------
                                                                      9,236,624
                                                                   ------------

Entertainment & Leisure - 0.7%
Carnival Corp. .......................................        600        18,420
Eastman Kodak Co. ....................................     14,500       676,860
Hasbro, Inc. .........................................     13,900       200,855
Mattel, Inc. .........................................     37,000       700,040
                                                                   ------------
                                                                      1,596,175
                                                                   ------------
Environmental Controls - 0.0%
Waste Management, Inc. ...............................        200         6,164
                                                                   ------------
Financial Services - 5.3%
A.G. Edwards, Inc. ...................................      3,400       153,000
Charles Schwab Corp. (The) ...........................     26,600       406,980
Charter One Financial, Inc. ..........................      4,600       146,740
Citigroup, Inc. ......................................    148,000     7,820,320
Countrywide Credit Industries, Inc. ..................     14,000       642,320
E*Trade Group, Inc.* .................................     27,900       179,955
Goldman Sachs Group, Inc. (The) ......................     10,200       875,160
Legg Mason, Inc. .....................................        200         9,952
Mellon Financial Corp. ...............................        100         4,600
Merrill Lynch & Co., Inc. ............................      1,600        94,800
Morgan Stanley Dean Witter & Co. .....................      6,700       430,341
Stilwell Financial, Inc. .............................     20,800       698,048
TD Waterhouse Group, Inc.* ...........................     17,700       193,461
                                                                   ------------
                                                                     11,655,677
                                                                   ------------
Food Retailers - 0.8%
Kroger Co.* ..........................................     31,600       790,000
Safeway, Inc.* .......................................     22,100     1,060,800
                                                                   ------------
                                                                      1,850,800
                                                                   ------------
Forest Products & Paper - 0.6%
Georgia-Pacific Group ................................        500        16,925
Kimberly-Clark Corp. .................................     18,300     1,022,970
Smurfit-Stone Container Corp.* .......................     12,900       208,980
                                                                   ------------
                                                                      1,248,875
                                                                   ------------
Health Care Providers - 1.0%
HCA-The Healthcare Company ...........................     13,100       591,989
Tenet Healthcare Corp.* ..............................     32,100     1,656,039
Wellpoint Health Networks, Inc.* .....................        600        56,544
                                                                   ------------
                                                                      2,304,572
                                                                   ------------
Heavy Machinery - 1.7%
Applied Materials, Inc.* .............................     22,800     1,119,480
Baker Hughes, Inc ....................................      7,600       254,600
Black & Decker Corp. .................................        600        23,676
Cooper Cameron Corp.* ................................     10,700       597,060
Cooper Industries, Inc. ..............................      8,000       316,720
Dover Corp. ..........................................      3,400       128,010
Eaton Corp. ..........................................      6,800       476,680
Ingersoll-Rand Co. ...................................     12,600       519,120
Parker-Hannifin Corp. ................................      5,100       216,444
                                                                   ------------
                                                                      3,651,790
                                                                   ------------

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan Enhanced Index Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                              Value
Description                                                Shares    (Note 2)
--------------------------------------------------------------------------------

Home Construction, Furnishings & Appliances - 0.8%
Gemstar-TV Guide Intl., Inc.* ........................     26,800  $  1,179,200
Johnson Controls, Inc. ...............................      7,200       521,784
                                                                   ------------
                                                                      1,700,984
                                                                   ------------
Household Products - 1.0%
Procter & Gamble Co. .................................     34,600     2,207,480
                                                                   ------------
Industrial - Diversified - 1.6%
ITT Industries, Inc. .................................      7,700       340,725
Temple Inland, Inc. ..................................      1,400        74,606
Tyco International, Ltd. .............................     59,000     3,215,500
                                                                   ------------
                                                                      3,630,831
                                                                   ------------
Insurance - 4.5%
Aetna, Inc.* .........................................      2,800        72,436
Allstate Corp. .......................................     38,900     1,711,211
Ambac Financial Group, Inc ...........................     12,200       710,040
American General Corp. ...............................     32,000     1,486,400
American International Group, Inc. ...................     33,000     2,838,000
Cigna Corp. ..........................................      9,200       881,544
Hartford Financial Services Group, Inc. ..............      6,400       437,760
Lincoln National Corp. ...............................      6,500       336,375
Marsh & McLennan Co., Inc. ...........................      2,600       262,600
MBIA, Inc. ...........................................     13,200       734,976
Protective Life Corp. ................................      2,900        99,673
St. Paul Companies, Inc. (The) .......................        700        35,483
Torchmark Corp. ......................................     11,600       466,435
                                                                   ------------
                                                                     10,072,933
                                                                   ------------
Lodging - 0.7%
Hilton Hotels Corp. ..................................     29,500       342,200
Marriott International, Inc. - Class A ...............     14,200       672,228
Starwood Hotels & Resorts Worldwide, Inc. ............     16,600       618,848
                                                                   ------------
                                                                      1,633,276
                                                                   ------------
Media - Broadcasting & Publishing - 4.3%
Adelphia Communications Corp.* .......................      7,900       323,900
AOL Time Warner, Inc.* ...............................    102,500     5,432,500
Charter Communications, Inc. - Class A* ..............        600        14,010
Comcast Corp. - Class A* .............................     17,600       763,840
Fox Entertainment Group, Inc. - Class A* .............      7,900       220,410
Gannett Co., Inc. ....................................     16,700     1,100,530
Viacom Inc. - Class B* ...............................     32,500     1,681,875
                                                                   ------------
                                                                      9,537,065
                                                                   ------------
Medical Supplies - 1.8%
Agilent Technologies, Inc.* ..........................      1,500        48,750
Applera Corp. - Applied Biosystems Group .............      8,300       222,025
Bard (C.R.), Inc. ....................................      4,300       244,885
Baxter International, Inc. ...........................     12,600       617,400
Becton Dickinson & Co. ...............................     22,500       805,275
Boston Scientific Corp.* .............................     15,200       258,400
Danaher Corp. ........................................      7,700       431,200
Forest Laboratories, Inc.* ...........................      9,000       639,000
Guidant Corp.* .......................................     11,500       414,000
St. Jude Medical, Inc.* ..............................      6,200       372,000
                                                                   ------------
                                                                      4,052,935
                                                                   ------------
Metals - 0.7%
Alcoa, Inc. ..........................................     39,600     1,560,240
                                                                   ------------
Oil & Gas - 7.2%
Anadarko Petroleum Corp. .............................      9,200       497,076
Chevron Corp. ........................................     28,900     2,615,450
Conoco, Inc. - Class B ...............................     36,500     1,054,850
Diamond Offshore Drilling, Inc. ......................      6,500       214,825
Dynegy, Inc. - Class A ...............................     11,200       520,800
Enron Corp. ..........................................      4,900       240,100
Exxon Mobil Corp. ....................................     79,100     6,909,385
Global Marine, Inc.* .................................     24,900       463,887
Rowan Companies, Inc.* ...............................      4,100        90,610
Royal Dutch Petroleum Co. ............................     32,700     1,905,429
Texaco, Inc. .........................................     22,200     1,478,520
                                                                   ------------
                                                                     15,990,932
                                                                   ------------
Pharmaceuticals - 10.0%
Abbott Laboratories ..................................      7,500       360,075
American Home Products Corp. .........................     33,600     1,963,584
Amgen, Inc.* .........................................     23,300     1,413,844
Bristol-Myers Squibb Co. .............................     22,000     1,150,600
Eli Lilly & Co. ......................................     13,900     1,028,600
Human Genome Sciences, Inc.* .........................      7,200       433,800
Johnson & Johnson ....................................     71,628     3,581,400
Merck & Co., Inc. ....................................     49,500     3,163,545
Pfizer, Inc. .........................................    142,000     5,687,100
Pharmacia Corp. ......................................     40,100     1,842,595
Schering-Plough Corp. ................................     41,000     1,485,840
Vertex Pharmaceuticals, Inc.* ........................        400        19,800
                                                                   ------------
                                                                     22,130,783
                                                                   ------------
Restaurants - 0.3%
McDonald's Corp. .....................................     28,000       757,680
                                                                   ------------
Retailers - 5.1%
Circuit City Stores,  Inc. ...........................      3,600        64,800
Costco Wholesale Corp.* ..............................      6,100       250,588
eBay, Inc.* ..........................................      2,500       171,225
Federated Department Stores, Inc.* ...................     25,500     1,083,750
Home Depot, Inc. .....................................     59,800     2,783,690
Lowes Co., Inc. ......................................        600        43,530
May Department Stores Co. (The) ......................     18,900       647,514
Target Corp. .........................................     38,400     1,328,640
TJX Companies, Inc. ..................................     27,300       870,051
Wal-Mart Stores, Inc. ................................     79,400     3,874,720
Walgreen Co. .........................................      6,100       208,315
                                                                   ------------
                                                                     11,326,823
                                                                   ------------
Telephone Systems - 5.9%
AT&T Corp. ...........................................     48,900     1,075,800

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan Enhanced Index Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                              Value
Description                                                Shares    (Note 2)
--------------------------------------------------------------------------------

Telephone Systems - continued
AT&T Corp. - Liberty Media Group* ....................     36,000  $    629,640
Avaya, Inc.* .........................................     10,641       145,782
BellSouth Corp. ......................................     25,100     1,010,777
Broadwing, Inc.* .....................................        600        14,670
Global Crossing Ltd.*  ...............................     27,600       238,464
Level 3 Communications, Inc.* ........................     17,700        97,173
Nextel Communications, Inc.* .........................     24,800       434,000
Qwest Communications Intl., Inc.* ....................     48,800     1,555,256
SBC Communications, Inc. .............................     64,900     2,599,894
Sprint Corp. - PCS Group* ............................     41,600     1,004,640
Verizon Communications, Inc ..........................     62,600     3,349,100
WorldCom, Inc. - MCI Group* ..........................      6,700       107,870
WorldCom, Inc. - WorldCom Group*  ....................     48,400       724,064
                                                                   ------------
                                                                     12,987,130
                                                                   ------------

Textiles, Clothing & Fabrics - 0.3%
Jones Apparel Group, Inc.* ...........................     10,200       440,640
NIKE, Inc. - Class B .................................      4,700       197,353
                                                                   ------------
                                                                        637,993
                                                                   ------------
Transportation - 0.6%
Burlington Northern Santa Fe Corp ....................     26,900       811,573
C.H. Robinson Worldwide, Inc. ........................      5,000       139,450
GATX Corp. ...........................................        900        36,090
Union Pacific Corp. ..................................      4,900       269,059
                                                                   ------------
                                                                      1,256,172
                                                                   ------------
U.S. Government Agency - 1.7%
Federal Home Loan Mortgage Corp. .....................     19,900     1,393,000
Federal National Mortgage Association ................     28,900     2,460,835
                                                                   ------------
                                                                      3,853,835
                                                                   ------------
Total Common Stocks (Cost $226,908,379) ..............              221,395,936
                                                                   ------------

--------------------------------------------------------------------------------------------------------------------------------
Par         Security                                                                                                  Value
Amount      Description                                                                                              (Note 2)
--------------------------------------------------------------------------------------------------------------------------------
            Short-Term Investments - 5.1%
$2,151,406  Banc One, Bank Note, 4.058%, due 07/02/01(b) ...................................................         2,151,406
 1,721,125  Credit Suisse First Boston, Triparty Corporate, 4.165%, due  07/02/01(b) .......................         1,721,125
 1,693,632  Fleet National Bank, Bank Note, 4.205%, due 10/31/01(b) ........................................         1,693,632
   860,563  Merrill Lynch I, Triparty Corporate, 4.165%, due 07/02/01(b) ...................................           860,563
   430,281  Merrill Lynch, Bank Note, 3.94%, due 04/05/02(b) ...............................................           430,281
 2,581,688  Merrimac, Money Market Fund, 4.12%, due 07/02/01(b) ............................................         2,581,688
   430,281  Royal Bank of Canada, Eurodollar Overnight, 4.00%, due 07/02/01(b) .............................           430,281
 1,290,844  Toronto Dominion, Eurodollar Overnight, 4.063%, due 07/02/01(b) ................................         1,290,844
   110,000  U.S. Treasury Note, 5.875%, due 11/30/01(c) ....................................................           110,990
                                                                                                                  ------------
            Total Short-Term Investments (Cost  $11,270,358) ...............................................        11,270,810
                                                                                                                  ------------

            TOTAL INVESTMENTS - 104.8%
            (Cost $238,178,737) ............................................................................       232,666,746

            Other Assets and Liabilities (net) - (4.8%) ....................................................       (10,613,388)
                                                                                                                  ------------

            TOTAL NET ASSETS - 100% ........................................................................      $222,053,358
                                                                                                                  ============

            Portfolio Footnotes:

            * Non-income producing security.

            (a) All or a portion of these securities have been segregated to cover open futures contracts.

            (b) Represents investment of collateral received from securities lending transactions.

            (c) Held as collateral for open futures contracts.

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan International Equity Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                               Value
Description                                                Shares     (Note 2)
--------------------------------------------------------------------------------

Common and Preferred Stocks - 99.4%
Australia - 4.8%
Australia & New  Zealand Banking Group Ltd. ..........     42,200  $    363,166
Commonwealth Bank Of Australia .......................     71,300     1,239,605
Foster's Brewing Group Ltd. ..........................    130,000       362,683
News Corp., Ltd. (The) Preferred .....................     79,746       640,241
Santos Ltd. ..........................................    140,600       464,551
WMC Ltd. .............................................    315,251     1,537,535
                                                                   ------------
                                                                      4,607,781
                                                                   ------------
Belgium - 0.9%
Agfa Gevaert N.V .....................................     46,487       665,979
Interbrew* ...........................................      7,924       212,263
                                                                   ------------
                                                                        878,242
                                                                   ------------
Denmark - 0.5%
Novo Nordisk A/S .....................................     11,844       524,715
                                                                   ------------
Finland - 1.3%
Nokia Oyj ............................................     52,706     1,196,054
                                                                   ------------
France - 16.0%
Air Liquide S.A. .....................................     10,508     1,511,625
Aventis ..............................................      3,200       255,802
BNP Paribas ..........................................     18,117     1,578,780
Compagnie de Saint Goban..............................      1,476       200,818
JC Decaux International*..............................     10,270       137,553
Lafarge S.A. .........................................      7,966       682,031
Lagardere Groupe .....................................      3,741       176,321
Orange S.A.* .........................................     29,107       236,870
Pechiney S.A., - Class A..............................      9,544       485,427
PSA Peugeot Citroen*..................................      3,250       883,536
Sanofi-Synthelabo S.A. ...............................     15,074       990,313
Schneider Electric S.A. ..............................     19,163     1,060,764
Societe Generale......................................     27,276     1,617,374
Technip S.A. .........................................      2,940       373,836
Total Fina............................................     19,769     2,771,803
Usinor................................................     52,848       555,063
Vivendi Environmental S.A. ...........................     24,540     1,034,095
Vivendi Universal S.A. ...............................     11,346       662,200
                                                                   ------------
                                                                     15,214,211
                                                                   ------------
Germany - 5.2%
Allianz AG(a).........................................      3,655     1,074,196
Dresdner Bank AG......................................      7,191       328,869
E.On AG...............................................     15,543       812,288
Gehe AG...............................................      3,279       128,140
Muenchener Rueckversicherungs-Gesellschaft AG ........      2,100       590,999
SAP AG................................................      5,300       731,879
Schering AG...........................................     17,682       928,121
Siemens AG............................................      3,519       213,289
Software AG...........................................      2,335       152,135
                                                                   ------------
                                                                      4,959,916
                                                                   ------------
Hong Kong - 2.0%
China Mobile (Hong Kong) Ltd.* .......................     93,000       491,269
Hong Kong Electric Holdings Ltd. .....................    133,000       511,578
Hutchison Whampoa Ltd. ...............................        700         7,068
New World Development Company Ltd.* ..................     88,000       107,188
Sun Hung Kai Properties Ltd. .........................     83,000       747,590
                                                                   ------------
                                                                      1,864,693
                                                                   ------------
Ireland - 0.2%
Irish Life & Permanent Plc ...........................     14,698       171,941
                                                                   ------------
Italy - 3.4%
Alleanza Assicurazioni ...............................     18,750       197,885
Enel SpA .............................................    195,000       596,738
ENI SpA ..............................................     56,440       690,870
Mediolanum SpA .......................................     22,160       223,730
Pirelli SpA ..........................................    103,000       287,260
Telecom Italia SpA ...................................     32,250       153,969
Unicredito Italiano SpA ..............................    244,009     1,052,848
                                                                   ------------
                                                                      3,203,300
                                                                   ------------
Japan - 21.3%
Aiful Corp. ..........................................      2,250       203,052
Asahi Breweries, Ltd. ................................     20,000       224,451
Daiwa Securities Group, Inc. .........................     57,000       596,703
FANUC, Ltd. ..........................................     15,300       762,177
Fujitsu Ltd. .........................................    106,000     1,113,910
Hitachi Ltd. .........................................     93,000       913,886
Honda Motor Co., Ltd. ................................     32,000     1,406,706
Ito-Yokado Co., Ltd. .................................      4,000       184,502
Kao Corp. ............................................      9,000       223,809
KDDI Corp. ...........................................         35       163,404
Kubota Corp. .........................................    200,000       795,764
MACNICA, Inc. ........................................      2,375       131,458
Marui Co., Ltd. ......................................      9,000       129,953
Matsushita Electric Industry(a) ......................     49,000       767,271
Minebea Co., Ltd. ....................................     33,000       217,335
Mitsubishi Chemical Corp. ............................    256,000       685,898
Mitsubishi Corp. .....................................    128,000     1,031,927
Mitsubishi Heavy Industries Ltd. .....................     49,000       223,656
NEC Corp. ............................................     87,000     1,175,959
Nintendo Co. Ltd. ....................................      2,200       405,904
Nippon Sheet Glass Co., Ltd. .........................     25,000       145,596
Nippon Yusen Kabushiki Kaisha ........................     99,000       392,315
Nissan Motor Co., Ltd.(a) ............................     63,000       435,128
Nomura Securities Co., Ltd. ..........................     32,000       613,509
NTT Mobile Communications Network, Inc. ..............         46       800,738
Omron Corp. ..........................................     13,000       235,681
Ricoh Corp., Ltd. ....................................     49,000     1,057,356
Sony Corp. ...........................................     13,800       907,749
Sumitomo Bank, Ltd. ..................................     80,000       660,998
Suzuki Motor Corp. ...................................     38,000       506,016
Takeda Chemical Industries ...........................     24,000     1,116,637
TDK Corp. ............................................      5,800       270,319
Tokio Marine & Fire Insurance Co. Ltd. ...............     22,000       205,599

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan International Equity Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                               Value
Description                                                Shares     (Note 2)
--------------------------------------------------------------------------------

Japan - continued
Tostem Corp. .........................................      9,000  $    148,003
Toyota Motor Co. .....................................     15,200       535,280
West Japan Railway Co. ...............................        165       894,754
                                                                   ------------
                                                                     20,283,403
                                                                   ------------


Netherlands - 6.0%
Aegon N.V.............................................     37,800     1,065,432
DSM N.V...............................................     15,413       535,690
Heineken Holdings N.V.................................     10,883       332,119
Heineken N.V .........................................     14,324       578,345
ING Groep N.V.* ......................................     20,277     1,326,976
Koninklijke (Royal) KPN N.V.* ........................     75,591       429,326
Koninklijke (Royal) Philips Electonics N.V ...........      6,085       161,505
TNT Post Group N.V....................................     27,224       568,867
VNU N.V...............................................     21,111       715,832
                                                                   ------------
                                                                      5,714,092
                                                                   ------------

Norway - 0.6%
Telenor A/S ..........................................    139,554       576,323
                                                                   ------------
Singapore - 0.2%
Chartered Semiconductor Manufacturing Ltd.* ..........     58,000       145,159
                                                                   ------------


Spain - 3.7%
Acerinox, S.A.........................................      8,289       230,472
Banco Bilbao Vizcaya S.A..............................    126,665     1,640,674
Iberdrola I. S.A......................................     60,437       776,172
Telefonica S.A.*(a)...................................     69,019       851,868
                                                                   ------------
                                                                      3,499,186
                                                                   ------------


Sweden - 1.8%
Securitas AB..........................................     23,480       411,702
Skandinaviska Enskilda Banken (SEB)...................     86,086       820,093
Telefonaktiebolaget LM Ericsson AB....................     79,897       437,560
                                                                   ------------
                                                                      1,669,355
                                                                   ------------


Switzerland - 6.7%
Compagnie Financiere Richemont AG - Units A...........        329       835,788
Credit Suisse Group*..................................      2,432       400,365
Nestle S.A............................................      8,202     1,745,495
Novartis AG...........................................     30,415     1,102,226
Schindler Holding AG..................................        115       153,632
SGS Societe Generale de Surveillance Holding S.A......        229        41,462
UBS AG................................................     14,592     2,093,281
                                                                   ------------
                                                                      6,372,249
                                                                   ------------


United Kingdom - 24.8%
ARM Holdings Plc*.....................................     32,907       124,316
Astrazeneca Group Plc.................................      7,150       333,289
Barclays Bank Plc.....................................     61,441     1,884,555
BG Group Plc..........................................    175,611       692,455
BP Amoco Plc(a).......................................    205,139     1,687,046
British American Tobacco Plc..........................    141,608     1,075,909
British Telecommunications Plc........................     84,618       532,187
Cadbury Schweppes Plc.................................    100,934       680,958
COLT Telecom Group Plc*...............................     36,143       250,198
Dixons Group Plc......................................    208,007       681,911
GlaxoSmithKline Plc...................................    100,818     2,837,019
Hays Plc..............................................     54,625       140,841
Legal & General Group Plc.............................    443,733     1,006,736
Next Plc..............................................     47,900       626,776
Nycomed Amersham Plc..................................     39,107       283,371
P & O Princess Cruises Plc............................     80,118       417,086
Reckitt Benckiser Plc.................................     76,795     1,107,518
Reuters Group Plc.....................................    104,576     1,358,088
Royal & Sun Alliance Insurance Group Plc..............     79,281       596,784
Royal Bank of Scotland................................     71,359     1,573,301
Scottish Power Plc....................................    179,763     1,322,806
Tesco Plc(a)..........................................    281,479     1,015,845
Vodafone Group Plc(a).................................  1,512,775     3,352,347
                                                                   ------------
                                                                     23,581,342
                                                                   ------------
Total Common and Preferred Stocks (Cost $105,284,481)                94,461,962
                                                                   ------------
Rights - 0.0%


Netherlands - 0.0%
Koninklijke (Royal) KPN N.V.* ........................     73,748        20,005
                                                                   ------------
                                                                         20,005
                                                                   ------------
Total Rights (Cost $0) ...............................                   20,005
                                                                   ------------

                       See notes to financial statements

Met Investors Series Trust
J.P. Morgan International Equity Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------------------------------------------------------
Par         Security                                                                                                Value
Amount      Description                                                                                            (Note 2)
--------------------------------------------------------------------------------------------------------------------------------
            Short-Term Investments - 5.9%
            United States - 5.9%
$1,067,367  Banc One, Bank Note, 4.058%, due 07/02/01(b) ................................................       $  1,067,367
   853,894  Credit Suisse First Boston, Triparty Corporate, 4.165%, due 07/02/01(b) .....................            853,894
   840,255  Fleet National Bank, Bank Note, 4.205%, due 10/31/01(b) .....................................            840,255
   426,947  Merrill Lynch I, Triparty Corporate, 4.165%, due 07/02/01(b) ................................            426,947
   213,473  Merrill Lynch, Bank Note, 3.94%, due 04/05/02(b) ............................................            213,473
 1,280,840  Merrimac, Money Market Fund, 4.12%, due 07/02/01(b) .........................................          1,280,840
   213,473  Royal Bank of Canada, Eurodollar Overnight, 4.00%, due 07/02/01(b) ..........................            213,473
   640,420  Toronto Dominion, Eurodollar Overnight, 4.063%, due 07/02/01(b) .............................            640,420
    70,000  U.S. Treasury Bill, 4.525%, due 08/02/01(c) .................................................             69,709
                                                                                                                ------------
            Total Short-Term Investments (Cost $5,606,378) ..............................................          5,606,378
                                                                                                                ------------

            TOTAL INVESTMENTS - 105.3%
            (Cost $110,890,859) .........................................................................        100,088,345

            Other Assets and Liabilities (net) - (5.3%) .................................................         (5,019,717)
                                                                                                                ------------

            TOTAL NET ASSETS - 100.0% ...................................................................       $ 95,068,628
                                                                                                                ============

        Portfolio Footnotes:

        * Non-income producing security.

        (a) All or a portion of these securities have been segregated to cover open futures contracts.

        (b) Represents investment of collateral received from securities lending transactions.

        (c) Held as collateral for open futures contracts.

                       See notes to financial statements

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

---------------------------------------------------------------------------------------------------------------------
Par         Security                                                                                         Value
Amount      Description                                                   Coupon           Maturity         (Note 2)
---------------------------------------------------------------------------------------------------------------------
            Domestic Bonds & Debt Securities - 79.7%
            Advertising - 3.9%
$1,500,000  Ackerley Group, Inc. (The)..............................       9.000%         01/15/2009      $ 1,320,000
   300,000  Doubleclick, Inc........................................       4.750%         03/15/2006          220,500
   600,000  Interpublic Group of Companies, Inc. (The) Convertible..       1.800%         09/16/2004          563,250
 1,500,000  Lamar Media Corp........................................       9.625%         12/01/2006        1,582,500
 1,000,000  News Corp. Ltd..........................................       8.750%         02/15/2006        1,037,500
 1,500,000  R.H. Donnelly Corp......................................       9.125%         06/01/2008        1,530,000
                                                                                                          -----------
                                                                                                            6,253,750
                                                                                                          -----------
            Aerospace & Defense - 1.8%
   750,000  Alliant Techsystems, Inc. (144A)(a).....................       8.500%         05/15/2011          761,250
   750,000  BE Aerospace, Inc. (144A)(a)............................       8.875%         05/01/2011          746,250
 1,000,000  Dyncorp, Inc............................................       9.500%         03/01/2007          947,500
   500,000  United Defense Industries, Inc..........................       8.750%         11/15/2007          490,000
                                                                                                          -----------
                                                                                                            2,945,000
                                                                                                          -----------
            Airlines - 0.7%
 1,165,000  Continental Airlines, Inc...............................       8.000%         12/15/2005        1,141,700
                                                                                                          -----------
            Automotive - 2.6%
 1,000,000  Collins & Aikman Corp...................................      11.500%         04/15/2006          950,000
   250,000  Dura Operating Corp.....................................       9.000%         05/01/2009          236,250
   300,000  Navistar International Corp. (144A)(a)..................       9.375%         06/01/2006          306,000
 1,000,000  Navistar International Corp.............................       8.000%         02/01/2008          925,000
 1,500,000  Oshkosh Truck Corp......................................       8.750%         03/01/2008        1,500,000
   500,000  Tenneco Automotive, Inc.................................      11.625%         10/15/2009          257,500
                                                                                                          -----------
                                                                                                            4,174,750
                                                                                                          -----------
            Banking - 0.2%
    10,000  CNB Cap Trust I Convertible Preferred...................       6.000%         06/30/2028          390,000
                                                                                                          -----------
            Beverages, Food & Tobacco - 0.6%
   500,000  Del Monte Foods Co. (144A)(a)...........................       9.250%         05/15/2011          512,500
   500,000  Michael Foods, Inc. (144A)(a)...........................      11.750%         04/01/2011          515,000
                                                                                                          -----------
                                                                                                            1,027,500
                                                                                                          -----------
            Building Materials - 1.2%
 1,250,000  American Standard, Inc..................................       8.250%         06/01/2009        1,256,250
   750,000  Nortek, Inc. (144A)(a)..................................       9.875%         06/15/2011          725,625
                                                                                                          -----------
                                                                                                            1,981,875
                                                                                                          -----------
            Cable - 5.8%
 1,500,000  Adelphia Communications Corp............................       9.500%         03/01/2005        1,488,750
   500,000  Adelphia Communications Corp............................       8.375%         12/15/2007          460,000
 1,000,000  Charter Communications Holdings LLC.....................       8.625%         04/01/2009          955,000
 1,000,000  Charter Communications Holdings LLC.....................      10.000%         04/01/2009        1,020,000
   900,000  CSC Holdings, Inc.......................................       9.250%         11/01/2005          936,000
   300,000  CSC Holdings, Inc.......................................      10.500%         05/15/2016          332,250
 1,000,000  Frontiervision LP/Capital...............................      11.000%         10/15/2006        1,040,000
 1,000,000  Frontiervision LP/Capital...............................  0%, 11.875%  ++     09/15/2007        1,025,000
 1,000,000  Mediacom LLC............................................       8.500%         04/15/2008          935,000
 1,250,000  NTL, Inc................................................  0%, 12.375%  ++     10/01/2008          556,250
   750,000  Renaissance Media Group.................................  0%, 10.000%  ++     04/15/2008          588,750
                                                                                                          -----------
                                                                                                            9,337,000
                                                                                                          -----------
            Chemicals - 1.1%
   800,000  Huntsman Corp. (144A)(a)................................       9.500%         07/01/2007          444,000

                       See notes to financial statements

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

------------------------------------------------------------------------------------------------------------------------------------
Par                Security                                                                                              Value
Amount             Description                                                   Coupon          Maturity               (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
                   Chemicals - continued
$  350,000         Huntsman ICI Chemicals LLC ..............................     10.125%         07/01/2009         $        346,500
 1,000,000         Scotts Co. (The) ........................................      8.625%         01/15/2009                1,015,000
                                                                                                                    ----------------
                                                                                                                           1,805,500
                                                                                                                    ----------------
                   Commercial Services - 5.7%
   750,000         Affymetrix, Inc. ........................................      4.750%         02/15/2007                  484,686
 1,500,000         Allied Waste North America, Inc. ........................      7.875%         01/01/2009                1,473,750
 1,000,000         Avis Group Holdings, Inc. ...............................     11.000%         05/01/2009                1,121,250
   500,000         Dun & Bradstreet Corp. (The) (144A)(a) ..................      6.625%         03/15/2006                  492,892
   750,000         Encompass Services Corp. (144A)(a) ......................     10.500%         05/01/2009                  723,750
 2,500,000         Iron Mountain, Inc. .....................................     10.125%         10/01/2006                2,643,750
 1,500,000         JMH Finance Ltd. (144A)(a) ..............................      4.750%         09/06/2007                1,569,375
   622,000         Unicco Service Co. ......................................      9.875%         10/15/2007                  609,560
                                                                                                                    ----------------
                                                                                                                           9,119,013
                                                                                                                    ----------------
                   Communications - 6.4%
   750,000         American Tower Corp. (144A)(a) ..........................      9.375%         02/01/2009                  703,125
   500,000         Corning, Inc. Convertible. ..............................           +         11/08/2015                  281,875
   500,000         Crown Castle International Corp. (144A)(a) ..............      9.375%         08/01/2011                  453,750
 1,000,000         Crown Castle International Corp .........................     10.750%         08/01/2011                  972,500
 1,000,000         Echostar Broadband Corp. ................................     10.375%         10/01/2007                1,005,000
 1,000,000         L-3 Communications Corp. ................................     10.375%         05/01/2007                1,056,250
   200,000         L-3 Communications Holdings .............................      5.250%         06/01/2009                  237,000
   500,000         McLeodUSA, Inc. .........................................     12.000%         07/15/2008                  317,500
 1,000,000         McLeodUSA, Inc. .........................................      9.500%         11/01/2008                  565,000
   500,000         McLeodUSA, Inc. .........................................     11.375%         01/01/2009                  317,500
 1,000,000         Metromedia Fiber Network, Inc. ..........................     10.000%         12/15/2009                  385,000
 2,000,000         Nextel Communications, Inc. .............................  0%, 9.950%++       02/15/2008                1,255,000
   700,000         Nextel Communications, Inc. .............................      5.250%         01/15/2010                  430,500
   750,000         Nextel Communications, Inc. .............................      9.500%         02/01/2011                  589,687
   500,000         SBA Communications Corp. ................................     10.250%         02/01/2009                  460,000
 1,250,000         Sprint Spectrum L.P ..................................... 0%, 12.500%++       08/15/2006                1,309,327
                                                                                                                    ----------------
                                                                                                                          10,339,014
                                                                                                                    ----------------
                   Computer Software & Processing - 1.3%
   500,000         Affiliated Computer Services, Inc. (144A)(a) ............      3.500%         02/15/2006                  545,000
   600,000         Globix Corp. ............................................     12.500%         02/01/2010                  177,000
   500,000         Juniper Networks, Inc. ..................................      4.750%         03/15/2007                  360,000
   600,000         Mercury Interactive Corp. ...............................      4.750%         07/01/2007                  531,750
   500,000         Unisys Corp. ............................................      8.125%         06/01/2006                  488,750
                                                                                                                    ----------------
                                                                                                                           2,102,500
                                                                                                                    ----------------
                   Computers & Information - 0.2%
 1,000,000         Exodus Communications, Inc. .............................     11.625%         07/15/2010                  350,000
                                                                                                                    ----------------
                   Cosmetics & Personal Care - 0.3%
   427,000         Chattem, Inc. ...........................................      8.875%         04/01/2008                  394,975
                                                                                                                    ----------------
                   Electric Services - 0.2%
   300,000         Integrated Electric Services, Inc. (144A)(a) ............      9.375%         02/01/2009                  295,500
                                                                                                                    ----------------
                   Electric Utilities - 2.7%
 1,500,000         AES Corp. ...............................................      9.500%         06/01/2009                1,537,500
 1,000,000         Calpine Corp. ...........................................      7.875%         04/01/2008                  955,613
   500,000         Kansas City Power & Light Co. ...........................      7.125%         12/15/2005                  511,303

                       See notes to financial statements

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

------------------------------------------------------------------------------------------------------------------------------------
Par                Security                                                                                             Value
Amount             Description                                                   Coupon          Maturity              (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
                   Electric Utilities - continued
$   60,026         Midland Cogeneration Venture L.P. .......................     10.330%         07/23/2002         $         61,255
 1,250,000         PP&L Resources, Inc. ....................................      6.550%         03/01/2006                1,261,439
                                                                                                                    ----------------
                                                                                                                           4,327,110
                                                                                                                    ----------------
                   Electronics - 0.9%
 1,000,000         LSI Logic Corp. Convertible .............................      4.000%         02/15/2005                  833,750
   700,000         Vitesse Semiconductor Convertible .......................      4.000%         03/15/2005                  566,125
                                                                                                                    ----------------
                                                                                                                           1,399,875
                                                                                                                    ----------------
                   Energy - 0.4%
 1,000,000         AEI Holding Co., Inc. (144A)(a) /\ ......................     10.500%         12/15/2005                  700,000
                                                                                                                    ----------------
                   Entertainment & Leisure - 2.6% ..........................
 1,700,000         Harrah's Operating Co., Inc. ............................      7.500%         01/15/2009                1,695,231
 1,500,000         Mohegan Tribal Gaming Authority .........................      8.750%         01/01/2009                1,548,750
   500,000         Six Flags, Inc. (144A)(a) ...............................      9.500%         02/01/2009                  501,875
   500,000         Steinway Musical Instruments, Inc. (144A)(a) ............      8.750%         04/15/2011                  505,000
                                                                                                                    ----------------
                                                                                                                           4,250,856
                                                                                                                    ----------------
                   Financial Services - 1.8%
   850,000         Alamonsa Delaware, Inc. (144A)(a) .......................     12.500%         02/01/2011                  769,250
   350,000         BISYS Group, Inc. (144A)(a) .............................      4.000%         03/15/2006                  391,125
   500,000         Credit Suisse First Boston New York .....................      2.000%         05/01/2010                  442,500
   500,000         Merrill Lynch & Co. .....................................      1.500%         12/15/2005                  443,125
 1,500,000         Merrill Lynch & Co. .....................................           +         05/23/2031                  765,000
                                                                                                                    ----------------
                                                                                                                           2,811,000
                                                                                                                    ----------------
                   Food Retailers - 0.4%
   650,000         Stater Brothers Holdings, Inc . .........................     10.750%         08/15/2006                  617,500
                                                                                                                    ----------------
                   Forest Products & Paper - 0.8%
   250,000         Fonda Group, Inc. .......................................      9.500%         03/01/2007                  211,250
 1,000,000         Stone Container Corp. (144A)(a) .........................      9.250%         02/01/2008                1,021,250
                                                                                                                    ----------------
                                                                                                                           1,232,500
                                                                                                                    ----------------
                   Health Care Providers - 2.8%
   400,000         Fresenius Med Cap Trust I ...............................      9.000%         12/01/2006                  408,000
   500,000         HealthSouth Corp. .......................................     10.750%         10/01/2008                  540,822
 1,000,000         Leiner Health Products Group. ...........................      9.625%         07/01/2007                   83,750
 1,000,000         Prime Medical Services, Inc. ............................      8.750%         04/01/2008                  875,000
   750,000         Select Medical Corp. (144A)(a) ..........................      9.500%         06/15/2009                  731,250
 1,000,000         Tenet Healthcare Corp. ..................................      8.625%         01/15/2007                1,042,500
   500,000         Triad Hospitals, Inc. (144A)(a) .........................      8.750%         05/01/2009                  511,250
   500,000         Universal Health Services, Inc. Convertible .............      0.426%         06/23/2020                  303,750
                                                                                                                    ----------------
                                                                                                                           4,496,322
                                                                                                                    ----------------
                   Heavy Machinery - 0.5%
   275,000         Briggs & Stratton Corp. (144A)(a) .......................      8.875%         03/15/2011                  279,125
   500,000         Terex Corp. (144A)(a) ...................................     10.375%         04/01/2011                  517,500
                                                                                                                    ----------------
                                                                                                                             796,625
                                                                                                                    ----------------
                   Home Construction, Furnishings & Appliances - 2.3%
 1,000,000         D.R. Horton, Inc. .......................................     10.000%         04/15/2006                1,030,000
 1,000,000         Lennar Corp. ............................................      7.625%         03/01/2009                  975,336
 1,000,000         MDC Holdings, Inc .......................................      8.375%         02/01/2008                1,005,000
   750,000         Schuler Homes, Inc. (144A)(a) ...........................      9.375%         07/15/2009                  753,750
                                                                                                                    ----------------
                                                                                                                           3,764,086
                                                                                                                    ----------------

                       See notes to financial statements

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------------------------------------------------------
    Par        Security                                                                                                 Value
  Amount       Description                                                  Coupon             Maturity               (Note 2)
--------------------------------------------------------------------------------------------------------------------------------
               Insurance - 0.9%
$  500,000     AdvancePCS ..............................................      8.500%         04/01/2008    $             512,500
   850,000     American International Group Convertible ................      0.500%         05/15/2007                  872,313
                                                                                                                ----------------
                                                                                                                       1,384,813
                                                                                                                ----------------
               Lodging - 2.2%
 1,000,000     Aztar Corp ..............................................      8.875%         05/15/2007                1,010,000
 1,000,000     Felcor Lodging LP (144A)(a) .............................      8.500%         06/01/2011                  960,000
   500,000     Hilton Hotels Corp. .....................................      8.250%         02/15/2011                  497,963
 1,000,000     Park Place Entertainment Corp. ..........................      7.875%         12/15/2005                1,005,000
                                                                                                                ----------------
                                                                                                                       3,472,963
                                                                                                                ----------------
               Media - Broadcasting & Publishing - 4.9%
 1,000,000     Allbritton Communications Co. ...........................      9.750%         11/30/2007                1,032,500
   400,000     Charter Communications Holdings (144A)(a) ...............     10.000%         05/15/2011                  408,000
 1,000,000     Cumulus Media, Inc. .....................................     10.375%         07/01/2008                1,000,000
 1,000,000     Fox Liberty Networks LLC ................................      8.875%         08/15/2007                1,045,000
   400,000     Gray Communications Systems, Inc ........................     10.625%         10/01/2006                  408,000
 1,000,000     Insight Communications Co., Inc. (144A)(a) .............. 0%, 12.250%++       02/15/2011                  570,000
   850,000     Interep National Radio Sales, Inc. ......................     10.000%         07/01/2008                  718,250
 1,000,000     Liberty Media (144A)(a) .................................      3.500%         01/15/2031                  798,750
   425,000     Primedia, Inc. ..........................................     10.250%         06/01/2004                  442,000
 1,500,000     Sinclair Broadcast Group, Inc. ..........................     10.000%         09/30/2005                1,515,000
                                                                                                                ----------------
                                                                                                                       7,937,500
                                                                                                                ----------------
               Medical Bio - Technology - 0.2%
   400,000     Packard BioScience Co. ..................................      9.375%         03/01/2007                  390,000
                                                                                                                ----------------
               Medical Supplies - 0.9%
 1,000,000     Fisher Scientific International, Inc. ...................      9.000%         02/01/2008                  990,000
   530,000     Fresenius Med Cap Trust II ..............................      7.875%         02/01/2008                  518,075
                                                                                                                ----------------
                                                                                                                       1,508,075
                                                                                                                ----------------
               Metals - 1.4%
   500,000     AK Steel Corp. ..........................................      9.000%         09/15/2007                  500,000
   250,000     Century Aluminum, Co. (144A)(a) .........................     11.750%         04/15/2008                  261,250
   500,000     Lone Star Technologies, Inc. (144A)(a) ..................      9.000%         06/01/2011                  485,000
   750,000     Nortek, Inc. ............................................      8.875%         08/01/2008                  725,625
   500,000     WCI Steel, Inc. .........................................     10.000%         12/01/2004                  342,500
                                                                                                                ----------------
                                                                                                                       2,314,375
                                                                                                                ----------------
               Miscellaneous - 0.6%
   200,000     American Greetings Corp. (144A)(a) ......................      7.000%         07/15/2006                  194,500
   750,000     American Greetings Corp. (144A)(a) ......................     11.750%         07/15/2008                  731,250
                                                                                                                ----------------
                                                                                                                         925,750
                                                                                                                ----------------
               Oil & Gas - 6.1%
   750,000     Anadarko Petroleum Corp. ................................           +         03/07/2020                  527,813
 1,000,000     Chesapeake Energy Corp. (144A)(a) .......................      8.125%         04/01/2011                  940,000
   750,000     Forest Oil Corp. (144A)(a) ..............................      8.000%         06/15/2008                  735,000
   750,000     KCS Energy, Inc. ........................................     11.000%         01/15/2003                  753,750
 1,000,000     Kerr-McGee Corp. Convertible ............................      5.250%         02/15/2010                1,220,000
   250,000     Key Energy Services, Inc. (144A)(a) .....................      8.375%         03/01/2008                  253,750
   650,000     Mission Resources Corp. (144A)(a) .......................     10.875%         04/01/2007                  641,875
 1,000,000     Parker Drilling Corp. Convertible .......................      5.500%         08/01/2004                  910,000
 1,000,000     Parker Drilling Corp. - Series D ........................      9.750%         11/15/2006                1,025,000
   500,000     Pogo Producing Corp. ....................................      8.750%         05/15/2007                  507,500

                       See notes to financial statements

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

------------------------------------------------------------------------------------------------------------------------------------
Par                Security                                                                                             Value
Amount             Description                                                    Coupon         Maturity              (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
                   Oil & Gas - continued
$  750,000         Transocean Sedco Forex, Inc. ............................           +         05/24/2020         $        437,813
   500,000         Vintage Petroleum, Inc. .................................      8.625%         02/01/2009                  517,500
 1,250,000         XTO Energy, Inc. ........................................      9.250%         04/01/2007                1,300,000
                                                                                                                    ----------------
                                                                                                                           9,770,001
                                                                                                                    ----------------
                   Pharmaceuticals - 1.6%
   750,000         Cell Therapeutics, Inc. (144A)(a) .......................      5.750%         06/15/2008                  736,875
 1,800,000         Roche Holdings, Inc. Convertible (144A)(a) ..............           +         01/19/2015                1,359,000
   575,000         Vertex Pharmaceuticals, Inc. ............................      5.000%         09/19/2007                  474,375
                                                                                                                    ----------------
                                                                                                                           2,570,250
                                                                                                                    ----------------
                   Real Estate - 0.6%
 1,000,000         Host Marriott LP (REIT) .................................      9.250%         10/01/2007                1,010,000
                                                                                                                    ----------------
                   Retailers - 1.3%
   500,000         Central Garden & Pet Co. ................................      6.000%         11/15/2003                  390,000
   500,000         Costco Wholesale Corp. Convertible (144A)(a) ............           +         08/19/2017                  495,625
 1,500,000         Lowe's Co., Inc. (144A)(a) ..............................           +         02/16/2021                1,125,000
                                                                                                                    ----------------
                                                                                                                           2,010,625
                                                                                                                    ----------------
                   Telephone Systems - 4.7%
   750,000         Exodus Communications, Inc. .............................     10.750%         12/15/2009                  258,750
 1,000,000         Intermedia Communications of Florida, Inc. ..............      9.500%         03/01/2009                  995,000
 1,000,000         Level 3 Communications, Inc. ............................     11.000%         03/15/2008                  445,000
   750,000         Level 3 Communications, Inc. ............................ 0%, 12.875%++       03/15/2010                  161,250
   400,000         MasTec, Inc. ............................................      7.750%         02/01/2008                  338,000
   500,000         Motient Corp. ...........................................     12.250%         04/01/2008                  107,500
   750,000         Price Communications Wireless, Inc. .....................      9.125%         12/15/2006                  780,000
 1,000,000         SBA Communications Corp. ................................ 0%, 12.000%++       03/01/2008                  805,000
 2,000,000         TeleCorp PCS, Inc. ......................................     10.625%         07/15/2010                1,890,000
 1,000,000         Triton PCS, Inc. ........................................ 0%, 11.000%++       05/01/2008                  811,250
   500,000         VoiceStream Wireless Corp. ..............................     10.375%         11/15/2009                  572,500
 1,000,000         Winstar Communications, Inc./\ ..........................     12.750%         04/15/2010                   12,500
 1,000,000         XO Communications, Inc. .................................     10.750%         11/15/2008                  325,000
                                                                                                                    ----------------
                                                                                                                           7,501,750
                                                                                                                    ----------------
                   Textiles, Clothing & Fabrics - 0.9%
 1,000,000         Interface, Inc. .........................................      9.500%         11/15/2005                1,010,000
   500,000         Levi Strauss & Co .......................................     11.625%         01/15/2008                  452,500
                                                                                                                    ----------------
                                                                                                                           1,462,500
                                                                                                                    ----------------
                   Transportation - 0.6%
 1,000,000         United Parcel Services ..................................      1.750%         09/27/2007                1,002,500
                                                                                                                    ----------------
                   U.S. Government Agency Mortgage Backed Securities - 5.6%
 1,000,000         Federal Home Loan Mortgage Corp. ........................      7.000%         07/15/2005                1,057,686
 7,717,365         Government National Mortgage Association ................      8.000%         05/15/2030                8,011,018
                                                                                                                    ----------------
                                                                                                                           9,068,704
                                                                                                                    ----------------
                   Total Domestic Bonds & Debt Securities (Cost $136,684,536)                                            128,383,757
                                                                                                                    ----------------
                   Foreign Bonds & Debt Securities - 10.4%
                   Argentina - 0.6%
 1,000,000         Telefonica de Argentina S.A. (U.S.$) (144A)(a) ..........      9.125%         05/07/2008                  927,500
                                                                                                                    ----------------
                   Bermuda - 2.0%
 2,000,000         Elan Finance Corp. Ltd. (Yankee) ........................           +         12/14/2018                1,782,500

                       See notes to financial statements

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

------------------------------------------------------------------------------------------------------------------------------------
       Par         Security                                                                                             Value
     Amount        Description                                                    Coupon           Maturity            (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
                   Bermuda - continued
  $ 1,000,000      Global Crossing Holdings Ltd. (U.S.$) ...................      9.625%         05/15/2008         $        795,000
    1,000,000      NTL, Inc. (Yankee) ......................................     11.200%         11/15/2007                  685,000
                                                                                                                    ----------------
                                                                                                                           3,262,500
                                                                                                                    ----------------
                   Brazil - 0.4%
      750,000      Globo Comunicacoes Participation (U.S.$) (144A)(a) ......     10.625%         12/05/2008                  609,375
                                                                                                                    ----------------

                   Canada - 2.2%
    1,000,000      Gulf Canada Resources Ltd. (Yankee) .....................      8.375%         11/15/2005                1,086,250
    1,000,000      Rogers Cantel, Inc. (Yankee) ............................      8.300%         10/01/2007                  940,000
      500,000      Rogers Wireless Communications, Inc. (144A)(a) ..........      9.625%         05/01/2011                  505,000
    1,000,000      Tembec Industries, Inc. (Yankee) ........................      8.625%         06/30/2009                1,025,000
                                                                                                                    ----------------
                                                                                                                           3,556,250
                                                                                                                    ----------------
                   China - 0.1%
      250,000      Cathay International Ltd. (U.S.$) (144A)(a) .............     13.500%         04/15/2008                  100,625
                                                                                                                    ----------------
                   Luxembourg - 0.5%
    1,000,000      Millicom International Cellular S.A. (Yankee) ...........     13.500%         06/01/2006                  865,000
                                                                                                                    ----------------
                   Mexico - 1.2%
      500,000      Gruma S.A. de C.V. (Yankee) .............................      7.625%         10/15/2007                  446,250
    1,000,000      TV Azteca S.A. (Yankee) .................................     10.500%         02/15/2007                  930,000
      500,000      United Mexican States (U.S.$) ...........................     10.375%         02/17/2009                  560,500
                                                                                                                    ----------------
                                                                                                                           1,936,750
                                                                                                                    ----------------
                   Netherlands - 0.9%
      500,000      STMicroelectronics N.V. Convertible (U.S.$) .............           +         09/22/2009                  519,375
    3,500,000      United Pan-Europe Communications N.V. (Yankee) .......... 0%, 12.500%++       08/01/2009                  577,500
      500,000      United Pan-Europe Communications N.V. (Yankee) ..........     11.250%         11/01/2009                  187,500
      650,000      Versatel Telecom International N.V. (Yankee) ............     11.875%         07/15/2009                  237,250
                                                                                                                    ----------------
                                                                                                                           1,521,625
                                                                                                                    ----------------
                   Switzerland - 0.7%
    2,000,000      Roche Holdings, Inc. Convertible (U.S.$) (144A)(a) ......           +         04/20/2010                1,140,000
                                                                                                                    ----------------
                   United Kingdom - 1.8%
      550,000      Diamond Cable Communication Plc (Yankee) ................ 0%, 10.750%++       02/15/2007                  283,250
    1,000,000      Esprit Telecom Group Plc (Yankee) /\.....................     10.875%         06/15/2008                   26,250
    1,750,000      Swiss Life Financial Ltd. Convertible (U.S.$) ...........      2.000%         05/20/2005                1,804,688
    1,500,000      Telewest Communication Plc (Yankee) .....................  0%, 9.250%++       04/15/2009                  738,750
                                                                                                                    ----------------
                                                                                                                           2,852,938
                                                                                                                    ----------------
                   Total Foreign Bonds & Debt Securities (Cost $20,884,452).....................................          16,772,563
                                                                                                                    ----------------

------------------------------------------------------------------------------------------------------------------------------------
   Par/Share       Security                                                                                               Value
    Amount         Description                                                                                          (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
                   Common and Preferred Stocks - 6.5%
                   Communications - 0.4%
        4,114      McLeodUSA, Inc.* .......................................................................                   18,883
    1,500,000      Williams Communications Group, Inc.* ...................................................                  630,000
                                                                                                                    ----------------
                                                                                                                             648,883
                                                                                                                    ----------------
                   Cosmetics & Personal Care - 0.7%
       14,000      Estee Lauder Automatic Common Exchange Security Trust II Preferred .....................                1,132,600
                                                                                                                    ----------------
                   Electric Utilities - 0.4%
       10,000      AES Trust VII Convertible Preferred* ...................................................                  568,750
                                                                                                                    ----------------

                       See notes to financial statements

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

----------------------------------------------------------------------------------------------
Par/Share    Security                                                              Value
Amount       Description                                                          (Note 2)
----------------------------------------------------------------------------------------------
             Electronics - 0.0%
       66    DecisionOne Corp.*(b)/\ ........................................   $           1
                                                                                -------------
             Entertainment & Leisure - 0.6%
   30,000    Six Flags, Inc.* ...............................................         916,500
                                                                                -------------
             Financial Services - 0.6%
   30,000    Morgan Stanley Dean Witter & Co.* ..............................         435,000
   10,000    Washington Mutual, Inc.* .......................................         533,750
                                                                                -------------
                                                                                      968,750
                                                                                -------------
             Food Retailers - 0.3%
1,000,000    Whole Foods Market, Inc.* ......................................         426,250
                                                                                -------------
             Forest Products & Paper - 1.0%
   15,000    Georgia-Pacific Group ..........................................         567,750
1,000,000    International Paper Co. ........................................       1,059,561
                                                                                -------------
                                                                                    1,627,311
                                                                                -------------
             Health Care Providers - 0.7%
1,500,000    Wellpoint Health Networks, Inc.*. ..............................       1,168,125
                                                                                -------------
             Industrial - Diversified - 0.0%
      436    Safelite Glass Corp. - Class A(b) ..............................           1,250
    6,452    Safelite Glass Corp. - Class B(b) ..............................           1,250
                                                                                -------------
                                                                                        2,500
                                                                                -------------
             Insurance - 0.5%
   10,000    ACE Ltd. .......................................................         805,500
                                                                                -------------
             Media - Broadcasting & Publishing - 0.7%
   16,000    Cox Communications, Inc.*  .....................................         940,160
    8,500    Sinclair Broadcast Group, Inc. .................................         244,375
                                                                                -------------
                                                                                    1,184,535
                                                                                -------------
             Pharmaceuticals - 0.4%
   15,000    Pharmacia Corp. (ACES) .........................................         606,000
                                                                                -------------
             Transportation - 0.2%
    7,000    Canadian National Railway Co.* .................................         394,100
                                                                                -------------
             Total Common and Preferred Stocks (Cost $11,876,428)                  10,449,805
                                                                                -------------
             Warrants - 0.0%
             Cable - 0.0%
      522    NTL, Inc. (expiring 10/14/08) (144A)(a)* .......................             261
                                                                                -------------
             Industrial - Diversified - 0.0%
   15,811    Safelite Glass Corp. - Class A(b) ..............................           1,251
   10,541    Safelite Glass Corp. - Class B(b) ..............................           1,250
                                                                                -------------
                                                                                        2,501
                                                                                -------------
             Medical Supplies - 0.0%
      250    Urohealth Systems, Inc. (expiring 04/10/04) (144A)(a)* .........               2
                                                                                -------------
             Telephone Systems - 0.0%
      500    Motient Corporation (expiring 4/01/08) (144A)(a)* ..............             438
                                                                                -------------
             Total Warrants (Cost $509,178)                                             3,202
                                                                                -------------

                       See notes to financial statements

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

-------------------------------------------------------------------------------------------------------------
Par            Security                                                                           Value
Amount         Description                                                                       (Note 2)
-------------------------------------------------------------------------------------------------------------
               Short-Term Investments - 7.8%
$2,412,307     Banc One, Bank Note, 4.058%, due 07/02/01(c) ...............................   $    2,412,307
 1,929,850     Credit Suisse First Boston, Triparty Corporate, 4.165%, due 07/02/01(c).....        1,929,850
 1,899,029     Fleet National Bank, Bank Note, 4.205%, due 10/31/01(c) ....................        1,899,029
   964,925     Merrill Lynch I, Triparty Corporate, 4.165%, due 07/02/01(c) ...............          964,925
   482,463     Merrill Lynch, Bank Note, 3.94%, due 04/05/02(c) ...........................          482,463
 2,894,775     Merrimac, Money Market Fund, 4.12%, due 07/02/01(c) ........................        2,894,775
   482,463     Royal Bank of Canada, Eurodollar Overnight, 4.00%, due 07/02/01(c) .........          482,463
 1,447,388     Toronto Dominion, Eurodollar Overnight, 4.063%, due 07/02/01(c) ............        1,447,388
                                                                                              --------------
               Total Short-Term Investments (Cost $12,513,200)                                    12,513,200
                                                                                              --------------
               TOTAL INVESTMENTS - 104.4%
               (Cost $182,467,794)                                                               168,122,527

               Other Assets and Liabilities (net) - (4.4%)                                        (7,118,915)
                                                                                              --------------

               TOTAL NET ASSETS - 100.0%                                                      $  161,003,612
                                                                                              ==============

               Portfolio Footnotes:

               (a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to
                    Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

               /\   Security is in Default

               *    Non-income producing security.

               (b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

               (c) Represents investment of collateral received from securities lending transactions.

               +    Zero coupon bond

               ++ Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

               ACES - Adjustable Conversion-Rate Equity Securities

               Yankee - U.S. Dollar denominated bonds issued by non-U.S. companies in the U.S.


                      See notes to financial statements

Met Investors Series Trust
Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

The following table summarizes the portfolio composition of long-term debt holdings at June 30, 2001, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used.

         Portfolio Composition by Credit Quality
         ----------------------------------------------------------------

         Ratings                                           % of Portfolio
         AAA                                                          7.0%
         AA                                                           4.4
         A                                                            6.0
         BBB                                                         13.3
         BB                                                          23.1
         B                                                           44.1
         Below B                                                      1.4
         NR                                                           0.7
                                                                    100.0%

         Note: NR = Not Rated

                       See notes to financial statements

Met Investors Series Trust
Lord Abbett Mid-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                            Value
Description                                         Shares        (Note 2)
--------------------------------------------------------------------------------

Common Stocks - 95.0%
Automotive - 2.4%
Genuine Parts Co.................................    53,000     $   1,669,500
                                                                -------------
Beverages, Food & Tobacco - 5.5%
Archer-Daniels-Midland Co........................   108,400         1,409,200
Corn Products International, Inc.................    35,400         1,132,800
Sensient Technologies Corp.......................    64,600         1,325,592
                                                                -------------
                                                                    3,867,592
                                                                -------------
Chemicals - 7.8%
Crompton Corp....................................   150,500         1,640,450
IMC Global, Inc..................................   122,700         1,251,540
Potash Corporation of Saskatchewan, Inc..........    19,300         1,107,820
Solutia, Inc.....................................   114,600         1,461,150
                                                                -------------
                                                                    5,460,960
                                                                -------------
Computer Software & Processing - 1.1%
Sybase, Inc.*....................................    48,300           794,535
                                                                -------------
Containers & Packaging - 4.5%
Ball Corp........................................    30,400         1,445,824
Pactiv Corp.*....................................   130,500         1,748,700
                                                                -------------
                                                                    3,194,524
                                                                -------------
Electric Utilities - 10.3%
Ameren Corp......................................    36,200         1,545,740
Constellation Energy Group, Inc..................    26,400         1,124,640
Niagara Mohawk Holdings, Inc.*...................    47,500           840,275
Northeast Utilities..............................    78,100         1,620,575
Reliant Energy, Inc..............................    13,800           444,498
TECO Energy, Inc.................................    54,700         1,668,350
                                                                -------------
                                                                    7,244,078
                                                                -------------
Entertainment & Leisure - 1.4%
Harrah's Entertainment, Inc.*....................    26,800           946,040
                                                                -------------
Forest Products & Paper - 2.6%
Georgia-Pacific Group............................    53,200         1,800,820
                                                                -------------
Health Care Providers - 3.8%
Caremark Rx, Inc.*...............................   112,600         1,852,270
Trigon Healthcare, Inc.*.........................    12,300           797,655
                                                                -------------
                                                                    2,649,925
                                                                -------------
Household Products - 3.7%
Newell Rubbermaid, Inc...........................    56,800         1,425,680
Snap-On, Inc.....................................    49,400         1,193,504
                                                                -------------
                                                                    2,619,184
                                                                -------------
Insurance - 11.7%
Ace Ltd..........................................    27,100         1,059,339
Everest Re Group, Ltd............................    14,500     $   1,084,600
Health Net, Inc.*................................    99,900         1,738,260
Oxford Health Plans, Inc.*.......................    26,500           757,900
PartnerRe Ltd....................................    22,200         1,229,880
Transatlantic Holdings, Inc......................     7,400           906,574
Willis Group Holdings, Ltd.*.....................    10,800           191,700
XL Captial, Ltd..................................    14,900         1,223,290
                                                                -------------
                                                                    8,191,543
                                                                -------------

Medical Supplies - 8.8%
Becton Dickinson & Co............................    38,700         1,385,073
Boston Scientific Corp.*.........................   110,500         1,878,500
St. Jude Medical, Inc.*..........................    22,500         1,350,000
Varian Medical Systems, Inc.*....................    22,000         1,573,000
                                                                -------------
                                                                    6,186,573
                                                                -------------

Metals - 1.4%
Hubbell, Inc.....................................    34,300           994,700
                                                                -------------

Oil & Gas - 10.3%
Dynegy, Inc. - Class A...........................    27,584         1,282,656
ENSCO International, Inc.........................    48,800         1,141,920
EOG Resources, Inc...............................    20,100           714,555
Kerr-McGee Corp..................................    20,300         1,345,281
Southwest Gas Corp...............................    58,500         1,385,280
Transocean Sedco Forex, Inc......................    33,150         1,367,437
                                                                -------------
                                                                    7,237,129
                                                                -------------

Pharmaceuticals - 2.5%
Mylan Laboratories, Inc..........................    62,700         1,763,751
                                                                -------------

Real Estate - 2.5%
Healthcare Realty Trust, Inc. (REIT).............    66,755         1,755,657
                                                                -------------

Restaurants - 2.2%
CBRL Group, Inc..................................    91,800         1,556,010
                                                                -------------

Retailers - 11.5%
Albertson's, Inc.................................    26,700           800,733
Big Lots, Inc.*..................................   140,000         1,915,200
Dollar General Corp..............................    25,200           491,400
J.C. Penney Co., Inc.............................    84,500         2,227,420
K-Mart Corp.*....................................   155,400         1,782,438
May Department Stores Co. (The)..................    24,600           842,796
                                                                -------------
                                                                    8,059,987
                                                                -------------

Textiles, Clothing & Fabrics - 1.0%
Tommy Hilfiger Corp.*............................    52,100           729,400
                                                                -------------

Total Common Stocks (Cost $55,287,018)                             66,721,908
                                                                -------------

                       See notes to financial statements

Met Investors Series Trust
Lord Abbett Mid-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

----------------------------------------------------------------------------------------------------------------
Par            Security                                                                                Value
Amount         Description                                                                            (Note 2)
----------------------------------------------------------------------------------------------------------------
               Short-Term Investments - 10.4%
$1,411,796     Banc One, Bank Note, 4.058%, due 07/02/01(a).....................................  $   1,411,796
 1,129,437     Credit Suisse First Boston, Triparty Corporate, 4.165%, due 07/02/01(a)..........      1,129,437
 1,111,394     Fleet National Bank, Bank Note, 4.205%, due 10/31/01(a)..........................      1,111,394
   564,718     Merrill Lynch I, Triparty Corporate, 4.165%, due 07/02/01(a).....................        564,718
   282,359     Merrill Lynch, Bank Note, 3.94%, due 04/05/02(a).................................        282,359
 1,694,156     Merrimac, Money Market Fund, 4.12%, due 07/02/01(a)..............................      1,694,156
   282,359     Royal Bank of Canada, Eurodollar Overnight, 4.00%, due 07/02/01(a)...............        282,359
   847,077     Toronto Dominion, Eurodollar Overnight, 4.063%, due 07/02/01(a)..................        847,077
                                                                                                  -------------
               Total Short-Term Investments (Cost $7,323,296)                                         7,323,296
                                                                                                  -------------

               TOTAL INVESTMENTS - 105.4%
               (Cost $62,610,314)...............................................................     74,045,204

               Other Assets and Liabilities (net) - (5.4%)......................................     (3,776,529)
                                                                                                  -------------

               TOTAL NET ASSETS - 100%..........................................................  $  70,268,675
                                                                                                  =============

            Portfolio Footnotes:

            * Non-income producing security.

            (a) Represents investment of collateral received from securities lending transactions.

            REIT - Real Estate Investment Trust

                       See notes to financial statements

Met Investors Series Trust
Lord Abbett Developing Growth Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                           Value
Description                                          Shares       (Note 2)
--------------------------------------------------------------------------------

Common Stocks - 96.5%
Aerospace & Defense - 0.4%
Orbital Sciences Corp.*............................   43,600     $   169,168
                                                                 -----------
Airlines - 1.6%
Frontier Airlines, Inc.*...........................   17,900         219,275
SkyWest, Inc.......................................   15,000         420,000
                                                                 -----------
                                                                     639,275
                                                                 -----------
Apparel Retailers - 2.0%
American Eagle Outfitters, Inc.*...................    4,100         144,484
Children's Place Retail Stores, Inc.*..............   12,400         332,320
Pacific Sunwear of California, Inc.*...............   14,850         333,085
                                                                 -----------
                                                                     809,889
                                                                 -----------
Banking - 0.5%
CompuCredit Corp.*.................................   12,800         141,440
NextCard, Inc.*....................................    5,400          59,670
                                                                 -----------
                                                                     201,110
                                                                 -----------
Beverages, Food & Tobacco - 0.6%
Performance Food Group Co.*........................    4,900         148,127
United Natural Foods, Inc.*........................    4,600          96,370
                                                                 -----------
                                                                     244,497
                                                                 -----------
Building Materials - 1.0%
Insight Enterprises, Inc.*.........................   16,800         411,600
                                                                 -----------
Chemicals - 0.9%
OM Group, Inc......................................    6,400         360,000
                                                                 -----------
Commercial Services - 13.4%
Aegis Communications Group, Inc.*..................   41,800          20,900
Bio-Technology General Corp.*......................   11,900         155,890
Career Education Corp.*............................    2,000         119,800
Celgene Corp.*.....................................   10,300         297,155
CellStar Corp.*....................................   50,900         109,435
Core Laboratories N.V.*............................   14,800         277,500
Corinthian Colleges, Inc.*.........................    2,200         103,554
Corporate Executive Board Co.*.....................   21,300         894,600
Critical Path, Inc.*...............................    4,300           4,386
DiamondCluster International, Inc. - Class A*......   11,250         143,212
Edison Schools, Inc.*..............................    2,800          63,952
EGL, Inc.*.........................................    5,600          97,776
First Consulting Group, Inc.*......................    5,800          41,760
Forrester Research, Inc.*..........................    5,100         115,209
G & K Services, Inc................................   16,800         451,920
Iron Mountain, Inc.*...............................   19,200         860,928
ITT Educational Services, Inc.*....................    4,400         198,000
Labor Ready, Inc.*.................................    8,700          45,588
Lexent, Inc.*......................................    4,000          34,560
Management Network Group, Inc.*....................    4,200          25,620
NCO Group, Inc.*...................................   10,300         318,579
On Assignment, Inc.*...............................    8,500         153,000
Pegasus Solutions, Inc.*...........................   20,850         240,817
Seattle Genetics, Inc.*............................    5,700          34,770
Steiner Leisure Ltd.*..............................   12,800         256,000
TeleTech Holdings, Inc.*...........................   36,800         330,832
                                                                 -----------
                                                                   5,395,743
                                                                 -----------
Communications - 2.8%
Cable Design Technologies Corp.*...................   15,900         256,944
Comtech Telecommunications Corp.*..................    9,700         135,800
Metawave Communications Corp*......................    6,400          33,216
Plantronics, Inc.*.................................   31,000         717,650
U.S. Wireless Corp.*(a)............................    3,300           9,603
                                                                 -----------
                                                                   1,153,213
                                                                 -----------
Computer Software & Processing - 10.0%
Activision, Inc.*..................................    4,400         172,700
Acxiom Corp.*......................................   19,800         259,182
American Management Systems, Inc.*.................    6,800         160,480
BARRA, Inc.*.......................................    1,300          50,895
BSQUARE Corp.*.....................................    7,100          74,621
CheckFree Corp.*...................................    4,700         164,829
CyberSource Corp.*.................................    6,500          10,530
Documentum, Inc.*..................................   14,100         182,172
eCollege.com, Inc.*................................   10,800          33,912
eLoyalty Corp.*....................................    6,800           6,800
eMerge Interactive, Inc. - Class A*................    6,600           7,656
Exchange Applications, Inc.*.......................    7,300           7,884
EXE Technologies, Inc.*............................    9,000          52,740
Intergraph Corp.*..................................    9,400         144,760
Intrado, Inc.*.....................................    3,100          53,227
Manhattan Associates, Inc.*........................    5,000         198,750
Metasolv Software, Inc.*...........................    2,200          17,446
Multex.com, Inc.*..................................    8,300         134,875
National Data Corp.................................    6,800         220,320
National Instruments Corp.*........................    1,650          53,542
Numerical Technologies, Inc.*......................    8,100         170,100
ONYX Software Corp.*...............................   12,700         101,600
Phoenix Technologies Ltd.*.........................   10,100         147,460
Primus Knowledge Solutions, Inc.*..................    4,200          25,158
Realnetworks, Inc.*................................    6,900          81,075
Riverdeep Group Plc (ADR)*.........................    4,700         131,600
RSA Security, Inc.*................................    3,750         116,063
Rudolph Technologies, Inc.*........................    3,200         150,400
S1 Corp.*..........................................   26,500         371,000
Saba Software, Inc.*...............................   11,000         180,510
SmartForce Plc (ADR)*..............................    3,900         137,397
THQ, Inc.*.........................................    3,250         193,798
Verity, Inc.*......................................    4,200          83,790
Virage, Inc.*......................................    2,100           7,245
Watchguard Technologies, Inc.*.....................   13,000         133,250
                                                                 -----------
                                                                   4,037,767
                                                                 -----------
Computers & Information - 3.6%
Advanced Digital Information Corp.*................   35,500         614,150


                       See notes to financial statements

Met Investors Series Trust
Lord Abbett Developing Growth Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                             Value
Description                                          Shares        (Note 2)
--------------------------------------------------------------------------------

Computers & Information - continued
Cray, Inc.*........................................   39,800    $     94,724
InFocus Corp.*.....................................    6,600         134,574
Interlink Electronics, Inc.*.......................    3,200          25,952
MICROS Systems, Inc.*..............................    7,500         165,000
RadiSys Corp.*.....................................   18,500         422,725
                                                                ------------
                                                                   1,457,125
                                                                ------------
Electrical Equipment - 1.7%
Analogic Corp......................................    6,500         296,075
Electro Scientific Industries, Inc.*...............    2,900         110,490
Technitrol, Inc....................................    8,300         215,800
Universal Electronics, Inc.*.......................    3,500          63,000
                                                                ------------
                                                                     685,365
                                                                ------------
Electronics - 5.5%
Artesyn Technologies, Inc.*........................    9,100         117,390
Aware, Inc.*.......................................    4,200          37,800
AXT, Inc.*.........................................    5,800         154,860
Cabot Microelectronics Corp........................      700          43,400
CTS Corp...........................................    4,100          84,050
Dionex Corp.*......................................    2,600          86,450
Drexler Technology Corp.*..........................      400           4,804
EMS Technologies, Inc.*............................    4,600          70,150
Fairchild Semiconductor Corp.*.....................   11,100         255,300
Genesis Microchip, Inc.*...........................    7,500         271,125
Helix Technologies Corp............................    2,400          73,152
Lecroy Corp.*......................................    4,000         101,880
Luminent, Inc.*....................................    9,300          39,060
Multilink Technology Corp.*........................    4,000          57,200
Oak Technology, Inc.*..............................   13,700         145,083
Read-Rite Corp.*...................................   16,600          87,150
Sawtek, Inc.*......................................   13,100         308,243
Silicon Storage Technology, Inc.*..................    9,400          95,222
SLI, Inc...........................................   21,700         179,025
                                                                ------------
                                                                   2,211,344
                                                                ------------
Entertainment & Leisure - 1.2%
American Classic Voyages Co.*......................   10,200          35,700
Bally Total Fitness Holdings Corp.*................   10,000         296,100
Championship Auto Racing Teams, Inc.*..............    8,900         142,400
                                                                ------------
                                                                     474,200
                                                                ------------
Financial Services - 1.7%
Federal Agricultural Mortgage Corp.*...............    4,700         150,306
Metris Companies, Inc..............................   16,500         556,215
                                                                ------------
                                                                     706,521
                                                                ------------
Food Retailers - 0.9%
Whole Food Market, Inc.*...........................   12,800         346,880
                                                                ------------
Health Care Providers - 3.2%
Apria Healthcare Group, Inc.*......................    8,600         248,110
Collateral Therapeutics, Inc.*.....................    2,800          16,800
Hanger Orthopedic Group, Inc.*.....................   13,800          35,190
Healthcare Services Group, Inc.*...................   11,750          83,425
Matria Healthcare, Inc.*...........................    9,050         142,447
Pharmaceutical Product Development, Inc.*..........   11,800         360,018
Province Healthcare Co.*...........................    3,700         130,573
Renal Care Group, Inc.*............................    8,000         263,120
                                                                ------------
                                                                   1,279,683
                                                                ------------
Heavy Machinery - 1.0%
Flow International Corp.*..........................   12,000         129,600
Semitool, Inc.*....................................   22,100         263,653
                                                                ------------
                                                                     393,253
                                                                ------------
Home Construction, Furnishings & Appliances - 2.5%
Beazer Homes USA, Inc.*............................    2,100         133,329
Crossmann Communities, Inc.*.......................   10,700         424,683
M.D.C. Holdings, Inc...............................    6,340         224,436
Pulte Corp.........................................    2,100          89,523
Standard Pacific Corp..............................    6,400         148,160
                                                                ------------
                                                                   1,020,131
                                                                ------------
Insurance - 2.4%
AdvancePCS*........................................    7,300         467,565
Hooper Holmes, Inc.................................   36,600         375,150
Pacificare Health Systems, Inc.*...................    6,800         110,840
                                                                ------------
                                                                     953,555
                                                                ------------
Media - Broadcasting & Publishing - 1.2%
Information Holdings, Inc.*........................    7,600         245,480
Regent Communications, Inc.*.......................   20,100         240,999
                                                                ------------
                                                                     486,479
                                                                ------------
Medical Supplies - 6.4%
Arrow International, Inc...........................    8,900         341,760
ATS Medical, Inc.*(a)..............................   23,700         356,922
Bio-Rad Laboratories, Inc. - Class A*..............      800          39,840
Coherent, Inc.*....................................   17,100         618,507
Diagnostic Products Corp...........................    3,800         126,160
Ionics, Inc.*......................................    1,300          40,950
Ocular Sciences, Inc.*.............................    3,500          88,900
Orthofix International N.V.*.......................   12,900         346,107
Radiance Medical Systems, Inc.*....................    9,500          50,160
SonoSite, Inc.*....................................    7,700         149,380
Techne Corp.*......................................    6,900         224,250
Theragenics Corp.*.................................   16,900         188,773
Therma-Wave, Inc.*.................................    1,900          36,233
                                                                ------------
                                                                   2,607,942
                                                                ------------
Metals - 0.8%
Lone Star Technologies, Inc.*......................      400          14,480
Matthews International Corp........................    7,100         312,169
                                                                ------------
                                                                     326,649
                                                                ------------

                       See notes to financial statements

Met Investors Series Trust
Lord Abbett Developing Growth Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                            Value
Description                                           Shares       (Note 2)
--------------------------------------------------------------------------------

Mining - 2.1%
North American Palladium Ltd.*......................  17,000     $   134,300
Stillwater Mining Co.*..............................  24,500         716,625
                                                                 -----------

                                                                     850,925
                                                                 -----------
Miscellaneous - 1.0%
Armor Holdings, Inc.*...............................  23,000         345,000
Student Advantage, Inc.*............................  26,900          49,227
                                                                 -----------

                                                                     394,227
                                                                 -----------
Oil & Gas - 7.3%
Cabot Oil & Gas Corp.*..............................   2,900          70,760
Cal Dive International, Inc.*.......................   8,100         199,260
Comstock Resources, Inc.*...........................   7,400          75,850
Evergreen Resources, Inc.*..........................   9,800         372,400
EXCO Resources, Inc.*...............................  12,500         226,875
Grey Wolf, Inc.*....................................  15,600          62,400
Louis Dreyfus Natural Gas Corp.*....................  12,100         421,685
Patina Oil & Gas Corp...............................   5,000         132,500
Prima Energy Corp.*.................................   2,900          69,861
Remington Oil & Gas Corp.*..........................   5,600         106,400
Seitel, Inc.*.......................................  14,700         192,570
Stone Energy Corp.*.................................   4,100         181,630
Superior Energy Services, Inc.*.....................   6,500          51,350
Unit Corp.*.........................................   8,700         137,895
Vintage Petroleum, Inc..............................  27,400         512,380
XTO Energy, Inc.....................................   9,850         141,348
                                                                 -----------

                                                                   2,955,164
                                                                 -----------
Pharmaceuticals - 9.3%
Albany Molecular Research, Inc.*....................   9,200         349,692
Alpharma, Inc.......................................   8,400         228,900
Barr Laboratories, Inc.*............................   5,550         390,776
Cell Therapeutics, Inc.*............................   4,800         132,672
COR Therapeutics, Inc.*.............................   3,400         103,700
Corixa Corp.*.......................................  12,900         220,203
ICOS Corp.*.........................................   1,200          76,800
ILEX Oncology, Inc.*................................   7,600         227,240
Invitrogen Corp.*...................................   1,800         129,240
K-V Pharmaceutical Co. - Class A*...................   5,600         155,400
Kos Pharmaceuticals, Inc.*..........................   4,900         193,550
Maxim Pharmaceuticals, Inc.*........................   4,300          27,133
Medicines Co. (The)*................................   5,400         110,646
Medicis Pharmaceutical Corp.*.......................   4,600         243,800
Noven Pharmaceuticals, Inc.*........................   6,000         235,200
Scios, Inc.*........................................   7,000         175,070
Serologicals Corp.*.................................   2,600          55,484
SICOR, Inc.*........................................  24,500         565,950
SuperGen, Inc.*.....................................  10,100         148,773
                                                                 -----------
                                                                   3,770,229
                                                                 -----------
Real Estate - 0.6%
Catellus Development Corp.*.........................   5,200          90,740
Healthcare Realty Trust, Inc. (REIT)................   6,000         157,800
LNR Property Corp...................................     100           3,500
                                                                 -----------
                                                                     252,040
                                                                 -----------
Restaurants - 1.9%
Applebee's International, Inc.......................   4,650         148,800
Cheesecake Factory, Inc. (The)*.....................   7,200         203,760
Jack in the Box, Inc.*..............................   7,400         193,140
P.F. Chang's China Bistro, Inc.*....................   5,800         219,820
                                                                 -----------
                                                                     765,520
                                                                 -----------
Retailers - 1.8%
Alloy Online, Inc.*.................................   9,700         138,807
Cost Plus, Inc.*....................................   5,650         169,500
MSC Industrial Direct Co., Inc.*....................  23,900         415,860
                                                                 -----------
                                                                     724,167
                                                                 -----------
Telephone Systems - 1.4%
Illuminet Holdings, Inc.*...........................   8,100         254,745
Lightbridge, Inc.*..................................  10,900         211,460
Mpower Holding Corp.*...............................   9,750           9,263
Talk America Holdings, Inc.*........................  26,500          24,910
West Corp.*.........................................   2,200          48,422
                                                                 -----------
                                                                     548,800
                                                                 -----------
Textiles, Clothing & Fabrics - 5.8%
Cutter & Buck, Inc.*................................   9,600          50,880
Quiksilver, Inc.*...................................  23,000         575,000
Tarrant Apparel Group*..............................  15,400          97,790
Timberland Co. (The)*...............................  24,400         964,044
Tropical Sportswear International Corp.*............  16,000         332,960
Vans, Inc.*.........................................  13,100         307,850
                                                                 -----------
                                                                   2,328,524
                                                                 -----------
Transportation - 0.0%
Railworks Corp.*....................................  12,100          19,965
                                                                 -----------
Total Common Stocks (Cost $40,398,926)                            38,980,950
                                                                 -----------

Convertible Notes - 0.6%

Oil & Gas - 0.6%
EXCO Resources, Inc. 5.00%, convertible to 05/23/03
   (Cost $226,800)..................................  10,800         226,800
                                                                 -----------
                       See notes to financial statements

Met Investors Series Trust
Lord Abbett Developing Growth Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------------------------------------------
Par           Security                                                                                     Value
Amount        Description                                                                                (Note 2)
--------------------------------------------------------------------------------------------------------------------
              Short-Term Investments - 16.1%
$1,254,732    Banc One, Bank Note, 4.058%, due 07/02/01(b).......................................... $   1,254,732
 1,003,786    Credit Suisse First Boston, Triparty Corporate, 4.165%, due 07/02/01(b)...............     1,003,786
   987,751    Fleet National Bank, Bank Note, 4.205%, due 10/31/01(b)...............................       987,751
   501,893    Merrill Lynch I, Triparty Corporate, 4.165%, due 07/02/01(b)..........................       501,893
   250,947    Merrill Lynch, Bank Note, 3.94%, due 04/05/02(b)......................................       250,947
 1,505,678    Merrimac, Money Market Fund, 4.12%, due 07/02/01(b)...................................     1,505,678
   250,946    Royal Bank of Canada, Eurodollar Overnight, 4.00%, due 07/02/01(b)....................       250,946
   752,839    Toronto Dominion, Eurodollar Overnight, 4.063%, due 07/02/01(b).......................       752,839
                                                                                                     -------------
              Total Short-Term Investments (Cost $6,508,572)........................................     6,508,572
                                                                                                     -------------

              TOTAL INVESTMENTS - 113.2%
              (Cost $47,134,298)....................................................................    45,716,322

              Other Assets and Liabilities (net) - (13.2%)..........................................    (5,318,397)
                                                                                                     -------------

              TOTAL NET ASSETS - 100%............................................................... $  40,397,925
                                                                                                     =============

              Portfolio Footnotes:

              *   Non-income producing security.

              (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

              (b) Represents investment of collateral received from securities lending transactions.

              ADR - American Depositary Receipt

              REIT - Real Estate Investment Trust


                       See notes to financial statements

Met Investors Series Trust
Lord Abbett Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                             Value
Description                                            Shares       (Note 2)
--------------------------------------------------------------------------------

Common Stocks - 93.1%
Advertising - 0.8%
Lamar Advertising Co.*..............................      700     $   30,800
                                                                  ----------
Airlines - 1.0%
Skywest, Inc........................................    1,300         36,400
                                                                  ----------
Banking - 2.8%
AmeriCredit Corp.*..................................      900         46,755
Providian Financial Corp............................      700         41,440
Zions Bancorporation................................      300         17,700
                                                                  ----------
                                                                     105,895
                                                                  ----------
Building Materials - 1.0%
Cytyc Corp.*........................................    1,600         36,880
                                                                  ----------
Commercial Services - 5.1%
Celgene Corp.*......................................    1,000         28,850
Concord EFS, Inc.*..................................    1,300         67,613
Convergys Corp.*....................................      700         21,175
Sensormatic Electronics Corp.*......................    2,700         45,900
Ticketmaster Group, Inc. - Class B*.................    1,200         17,760
Wind River Systems, Inc.*...........................      600         10,476
                                                                  ----------
                                                                     191,774
                                                                  ----------
Communications - 3.5%
Crown Castle International Corp.*...................      600          9,840
Dobson Communications Corp.*........................    1,800         30,690
ONI Systems Corp.*..................................      400         11,160
Plantronics, Inc.*..................................      200          4,630
Scientific-Atlanta, Inc.............................      300         12,180
UTStarcom, Inc.*....................................    1,700         39,610
XM Satelite Radio Holdings, Inc.*...................    1,500         24,300
                                                                  ----------
                                                                     132,410
                                                                  ----------
Computer Software & Processing - 11.6%
BMC Software, Inc.*.................................    1,100         24,794
Cadence Design Systems, Inc.*.......................    1,500         27,945
Check Point Software Technologies, Ltd.*............      300         15,171
CheckFree Corp.*....................................      800         28,056
Citrix Systems, Inc.*...............................      600         20,940
CSG Systems International, Inc.*....................      600         34,056
Electronic Arts, Inc.*..............................      600         34,740
Intuit, Inc.*.......................................      800         31,992
Legato Systems, Inc.*...............................    1,100         17,545
Manhattan Associates, Inc.*.........................      400         15,900
Peoplesoft, Inc.*...................................    1,000         49,230
Peregrine Systems, Inc.*............................    1,400         40,600
RSA Security, Inc.*.................................      550         17,022
Sungard Data Systems, Inc.*.........................    1,800         54,018
Symantec Corp.*.....................................      600         26,214
                                                                  ----------
                                                                     438,223
                                                                  ----------
Computers & Information - 1.3%
Advanced Digital Information Corp.*.................    1,600         27,680
Cirrus Logic, Inc.*.................................      800         18,424
Palm, Inc.*.........................................      800          4,856
                                                                  ----------
                                                                      50,960
                                                                  ----------
Electric Utilities - 1.2%
Calpine Corp.*......................................    1,200         45,360
                                                                  ----------
Electronics - 4.9%
Advanced Micro Devices, Inc.*.......................      600         17,328
Atmel Corp.*........................................    1,700         22,933
Celestica, Inc.*....................................      700         36,050
Integrated Device Technology, Inc.*.................      400         12,676
International Rectifier Corp.*......................      300         10,230
Intersil Corp.*.....................................      200          7,280
Microchip Technology, Inc.*.........................      700         23,975
Pixelworks, Inc.*...................................      600         21,444
Semtech Corp.*......................................      600         18,000
TriQuint Semiconductor, Inc.*.......................      600         13,500
                                                                  ----------
                                                                     183,416
                                                                  ----------
Entertainment & Leisure - 4.6%
Harrah's Entertainment, Inc.*.......................      800         28,240
International Game Technology*......................      400         25,100
Sabre Holdings Corp.*...............................    1,200         60,000
Six Flags, Inc.*....................................    2,800         58,912
                                                                  ----------
                                                                     172,252
                                                                  ----------
Food Retailers - 1.4%
Whole Foods Market, Inc.*...........................    1,900         51,490
                                                                  ----------
Health Care Providers - 5.8%
Caremark Rx, Inc.*..................................    6,100        100,345
Laboratory Corporation of America Holdings*.........    1,100         84,590
Triad Hospitals, Inc.*..............................    1,200         35,364
                                                                  ----------
                                                                     220,299
                                                                  ----------
Heavy Machinery - 3.7%
Grant Prideco, Inc.*................................    3,000         52,470
Stanley Works (The).................................      700         29,316
Weatherford International, Inc.*....................    1,200         57,600
                                                                  ----------
                                                                     139,386
                                                                  ----------
Home Construction, Furnishings & Appliances - 1.0%
Gemstar-TV Guide Intl., Inc.*.......................      400         17,600
Harman International Industries, Inc................      500         19,045
                                                                  ----------
                                                                      36,645
                                                                  ----------
Insurance - 4.8%
Ambac Financial Group, Inc..........................      900         52,380
UnitedHealth Group, Inc.............................    1,000         61,750
XL Captial, Ltd.....................................      800         65,680
                                                                  ----------
                                                                     179,810
                                                                  ----------
Lodging - 0.4%
Starwood Hotels & Resorts Worldwide, Inc............      400         14,912
                                                                  ----------

                       See notes to financial statements

Met Investors Series Trust
Lord Abbett Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                            Value
Description                                            Shares      (Note 2)
--------------------------------------------------------------------------------

Media - Broadcasting & Publishing - 4.6%
Adelphia Communications Corp.*...................       1,200    $    49,200
Charter Communications, Inc. - Class A*..........       2,900         67,715
Mediacom Communications Corp.*...................       4,000         56,000
                                                                 -----------
                                                                     172,915
                                                                 -----------
Medical Supplies - 2.2%
St. Jude Medical, Inc.*..........................         800         48,000
Thermo Electron Corp.*...........................       1,600         35,232
                                                                 -----------
                                                                      83,232
                                                                 -----------
Mining - 1.3%
Stillwater Mining Co.*...........................       1,700         49,725
                                                                 -----------
Oil & Gas - 7.7%
Apache Corp......................................         600         30,450
BJ Services Co.*.................................         800         22,704
Dynegy, Inc. - Class A...........................       1,400         65,100
Kinder Morgan, Inc...............................       1,200         60,300
Nabors Industries, Inc.*.........................       1,100         40,920
Transocean Sedco Forex, Inc......................       1,100         45,375
XTO Energy, Inc..................................       1,750         25,113
                                                                 -----------
                                                                     289,962
                                                                 -----------
Pharmaceuticals - 14.0%
Andrx Group*.....................................         300         23,100
Barr Laboratories, Inc.*.........................         600         42,246
Bergen Brunswig Corp.............................       2,800         53,816
Genzyme Corp.*...................................       1,300         79,300
ICN Pharmaceuticals, Inc.........................       1,200         38,064
ImClone Systems, Inc.*...........................         300         15,840
IVAX Corp.*......................................       1,825         71,175
McKesson HBOC, Inc...............................       1,600         59,392
SICOR, Inc.*.....................................       3,500         80,850
Teva Pharmaceutical Industries, Ltd. (ADR).......       1,000         62,300
                                                                 -----------
                                                                     526,083
                                                                 -----------
Restaurants - 0.9%
CEC Entertainment, Inc.*.........................         700         34,545
                                                                 -----------
Retailers - 3.7%
Barnes & Noble, Inc.*............................       2,200         86,570
Michaels Stores, Inc.*...........................       1,300         53,300
                                                                 -----------
                                                                     139,870
                                                                 -----------
Telephone Systems - 2.9%
Broadwing, Inc.*.................................       2,200         53,790
West Corp.*......................................         700         15,407
Western Wireless Corp.*..........................         900         38,700
                                                                 -----------
                                                                     107,897
                                                                 -----------
Textiles, Clothing & Fabrics - 0.9%
Jones Apparel Group, Inc.*.......................         400         17,280
Timberland Co. (The)*............................         400         15,804
                                                                 -----------
                                                                      33,084
                                                                 -----------

TOTAL INVESTMENTS - 93.1%
(Cost $3,461,355)                                                  3,504,225

Other Assets and Liabilities (net) - 6.9%                            258,160
                                                                 -----------

TOTAL NET ASSETS - 100%                                          $ 3,762,385
                                                                 ===========

Portfolio Footnotes:

* Non-income producing security.

ADR - American Depositary Receipt

                       See notes to financial statements

Met Investors Series Trust
Lord Abbett Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                          Value
Description                                        Shares        (Note 2)
--------------------------------------------------------------------------------

Common Stocks - 99.1%
Aerospace & Defense - 3.2%
Boeing Co...................................      186,300     $   10,358,280
Lockheed Martin Corp........................      420,000         15,561,000
Raytheon Co.................................      100,000          2,655,000
United Technologies Corp....................      190,400         13,948,704
                                                              --------------
                                                                  42,522,984
                                                              --------------
Airlines - 1.8%
AMR Corp.*..................................      600,000         21,678,000
Southwest Airlines Co.......................      111,700          2,065,333
                                                              --------------
                                                                  23,743,333
                                                              --------------
Apparel Retailers - 0.5%
Limited, Inc. (The).........................      370,000          6,112,400
                                                              --------------
Automotive - 0.4%
General Motors Corp.........................       77,000          4,954,950
                                                              --------------
Banking - 7.6%
Bank of New York Co., Inc. (The)............       55,000          2,640,000
Bank One Corp...............................      300,000         10,740,000
First Union Corp............................      267,000          9,328,980
Fleet Boston Financial Corp.................      550,000         21,697,500
J.P. Morgan Chase & Co......................      180,000          8,028,000
M&T Bank Corp...............................       11,300            853,150
MBNA Corp...................................      170,000          5,601,500
U.S. Bancorp................................      175,000          3,988,250
Wachovia Corp...............................      140,000          9,961,000
Wells Fargo Co..............................      570,000         26,465,100
                                                              --------------
                                                                  99,303,480
                                                              --------------
Beverages, Food & Tobacco - 4.4%
Archer-Daniels-Midland Co...................      700,000          9,100,000
Campbell Soup Co............................      100,000          2,575,000
Diageo Plc (ADR)............................      170,000          7,471,500
General Mills, Inc..........................      108,000          4,728,240
Hershey Foods Corp..........................       70,000          4,319,700
Kraft Foods, Inc. - Class A*................      253,600          7,861,600
Pepsico, Inc................................      370,000         16,354,000
Philip Morris Co., Inc......................      100,000          5,075,000
                                                              --------------
                                                                  57,485,040
                                                              --------------
Chemicals - 2.9%
Dow Chemical Co.............................      370,000         12,302,500
E. I. du Pont De Nemours and Co.............      200,000          9,648,000
International Flavors & Fragrances, Inc.....      100,000          2,513,000
Praxair, Inc................................      290,000         13,630,000
                                                              --------------
                                                                  38,093,500
                                                              --------------
Communications - 0.8%
Lucent Technologies, Inc....................      970,000          6,014,000
QUALCOMM, Inc.*.............................       82,200          4,807,054
                                                              --------------
                                                                  10,821,054
                                                              --------------
Computer Software & Processing - 4.7%
BMC Software, Inc.*.........................      100,000          2,254,000
Cadence Design Systems, Inc.*...............      340,000          6,334,200
Compuware Corp.*............................       52,100            728,879
First Data Corp.............................      370,000         23,772,500
Mentor Graphics Corp.*......................       20,100            351,750
Microsoft Corp.*............................      100,000          7,260,000
Peoplesoft, Inc.*...........................      436,100         21,469,203
                                                              --------------
                                                                  62,170,532
                                                              --------------
Computers & Information - 2.2%
Apple Computer, Inc.*.......................      670,000         15,577,500
International Business Machines Corp........       90,000         10,170,000
Palm, Inc.*.................................      570,000          3,459,900
                                                              --------------
                                                                  29,207,400
                                                              --------------
Cosmetics & Personal Care - 0.5%
Avon Products, Inc..........................       70,000          3,239,600
Gillette Co.................................      119,000          3,449,810
                                                              --------------
                                                                   6,689,410
                                                              --------------
Electric Utilities - 5.6%
Dominion Resources, Inc.....................      420,000         25,254,600
Duke Energy Corp............................      400,000         15,604,000
Entergy Corp................................       17,100            656,469
Exelon Corp.................................      350,000         22,442,000
Niagara Mohawk Holdings, Inc.*..............      137,500          2,432,375
Public Service Enterprise Group, Inc........      150,000          7,335,000
                                                              --------------
                                                                  73,724,444
                                                              --------------
Electronics - 0.6%
General Motors Corp. - Class H*.............            3                 61
Motorola, Inc...............................      105,500          1,747,080
Texas Instruments, Inc. ....................      200,000          6,300,000
                                                              --------------
                                                                   8,047,141
                                                              --------------
Entertainment & Leisure - 0.9%
Walt Disney Co. (The).......................      420,000         12,133,800
                                                              --------------
Environmental Controls - 2.0%
Waste Management, Inc. .....................      840,000         25,888,800
                                                              --------------
Financial Services - 5.8%
Block, H & R. Inc...........................       60,000          3,873,000
Citigroup, Inc..............................      470,000         24,834,800
Mellon Financial Corp. .....................      570,000         26,220,000
Morgan Stanley Dean Witter & Co. ...........      220,000         14,130,600
Washington Mutual, Inc. ....................      180,000          6,759,000
                                                              --------------
                                                                  75,817,400
                                                              --------------
Forest Products & Paper - 2.8%
Bowater, Inc................................      400,000         17,896,000
Georgia-Pacific Group.......................       28,528            965,673
International Paper Co......................      370,000         13,209,000
Kimberly-Clark Corp.........................       80,000          4,472,000
                                                              --------------
                                                                  36,542,673
                                                              --------------

                       See notes to financial statements

Met Investors Series Trust
Lord Abbett Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

Security                                                          Value
Description                                       Shares         (Note 2)

Health Care Providers - 0.9%
HCA-The Healthcare Company..................      270,000     $   12,201,300

Heavy Machinery - 2.7%
Baker Hughes, Inc...........................      150,000          5,025,000
Black & Decker Corp.........................       68,200          2,691,172
Deere & Co..................................      570,000         21,574,500
Stanley Works (The).........................      150,000          6,282,000
                                                              --------------
                                                                  35,572,672
                                                              --------------
Household Products - 1.6%
Fortune Brands, Inc.........................      540,000         20,714,400

Industrial - Diversified - 3.9%
Illinois Tool Works, Inc....................      370,000         23,421,000
Minnesota Mining & Manufacturing Co. (3M)...      247,700         28,262,570
                                                              --------------
                                                                  51,683,570
                                                              --------------
Insurance - 6.9%
Ace Ltd.....................................      470,000         18,372,300
Aegon N.V. (ADR)............................      300,000          8,520,000
American General Corp.......................      470,900         21,873,305
Chubb Corp..................................       45,030          3,486,673
Cigna Corp..................................       80,000          7,665,600
Jefferson-Pilot Corp........................      480,000         23,193,600
Loews Corp..................................       60,000          3,865,800
UnumProvident Corp..........................      125,000          4,015,000
                                                              --------------
                                                                  90,992,278
                                                              --------------
Lodging - 0.5%
Starwood Hotels & Resorts Worldwide, Inc....      175,000          6,524,000
                                                              --------------
Media - Broadcasting & Publishing - 5.1%
Clear Channel Communications, Inc.*.........      170,000         10,659,000
Dow Jones & Co., Inc........................      210,000         12,539,100
Knight-Ridder, Inc..........................       60,000          3,558,000
Tribune Co..................................      522,700         20,913,227
Viacom Inc. - Class B*......................      370,000         19,147,500
                                                              --------------
                                                                  66,816,827
                                                              --------------
Medical Supplies - 0.7%
Becton Dickinson & Co.......................      240,000          8,589,600
Metals - 1.9%
Alcoa, Inc..................................      587,000         23,127,800
Phelps Dodge Corp...........................       50,000          2,075,000
                                                              --------------
                                                                  25,202,800
                                                              --------------
Office Equipment - 0.5%
Xerox Corp..................................      653,500          6,253,995
                                                              --------------
Oil & Gas - 7.8%
El Paso Corp................................      350,000         18,389,000
Exxon Mobil Corp............................      360,000         31,446,000
Schlumberger, Ltd...........................      400,000         21,060,000
Total Fina Elf S.A. (ADR)...................      240,000         16,848,000
Transocean Sedco Forex, Inc.................      250,000         10,312,500
Unocal Corp.................................      125,000          4,268,750
                                                              --------------
                                                                 102,324,250
                                                              --------------
Pharmaceuticals - 5.6%
Abbott Laboratories.........................      150,000          7,201,501
American Home Products Corp.................      440,000         25,713,600
McKesson HBOC, Inc.   ......................      220,000          8,166,400
Pharmacia Corp..............................      150,000          6,892,500
Schering-Plough Corp........................      700,000         25,368,000
                                                              --------------
                                                                  73,342,001
                                                              --------------
Retailers - 5.1%
Big Lots, Inc.*.............................      970,000         13,269,600
Home Depot, Inc.............................      220,000         10,241,000
Sears, Roebuck and Co.......................      104,000          4,400,240
Staples, Inc.*..............................      508,300          8,127,717
Target Corp.................................      470,000         16,262,000
TJX Companies, Inc..........................      250,000          7,967,500
Toys R Us, Inc.*............................      250,000          6,187,500
                                                              --------------
                                                                  66,455,557
                                                              --------------
Telephone Systems - 5.4%
Alltel Corp.................................      240,000         14,702,400
SBC Communications, Inc.....................      410,000         16,424,600
Verizon Communications, Inc.................      470,000         25,145,000
WorldCom, Inc. - MCI Group*.................       30,800            495,880
WorldCom, Inc. - WorldCom Group*............      970,000         14,511,200
                                                              --------------
                                                                  71,279,080
                                                              --------------
Textiles, Clothing & Fabrics - 0.6%
NIKE, Inc. - Class B........................      200,000          8,398,000
                                                              --------------
Transportation - 3.2%
Burlington Northern Santa Fe Corp...........      470,000         14,179,900
Norfolk Southern Corp.......................      200,000          4,140,000
Union Pacific Corp..........................      150,000          8,236,500
United Parcel Service, Inc. - Class ........      280,000         16,184,000
                                                              --------------
                                                                  42,740,400
                                                              --------------
Total Common Stocks (Cost $1,129,104,433)                      1,302,349,071
                                                              --------------
                       See notes to financial statements

Met Investors Series Trust
Lord Abbett Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

------------------------------------------------------------------------------------------------------------------------------------

Par              Security                                                                                    Value
Amount           Description                                                                                 (Note 2)
------------------------------------------------------------------------------------------------------------------------------------

                 Short-Term Investments - 3.8%
$ 9,521,854      Banc One, Bank Note, 4.058%, due 07/02/01(a)...................................           $    9,521,854
  7,617,483      Credit Suisse First Boston, Triparty Corporate, 4.165%, due 07/02/01(a)........                7,617,483
  7,495,803      Fleet National Bank, Bank Note, 4.205%, due 10/31/01(a)........................                7,495,803
  3,808,742      Merrill Lynch I, Triparty Corporate, 4.165%, due 07/02/01(a)...................                3,808,742
  1,904,371      Merrill Lynch, Bank Note, 3.94%, due 04/05/02(a)...............................                1,904,371
 11,426,223      Merrimac, Money Market Fund, 4.12%, due 07/02/01(a)............................               11,426,223
  1,904,371      Royal Bank of Canada, Eurodollar Overnight, 4.00%, due 07/02/01(a).............                1,904,371
  5,713,112      Toronto Dominion, Eurodollar Overnight, 4.063%, due 07/02/01(a)................                5,713,112
                 Total Short-Term Investments (Cost $49,391,959)                                               49,391,959
                                                                                                          ---------------

TOTAL INVESTMENTS - 102.9%
(Cost $1,178,496,392)                                                                                       1,351,741,030

Other Assets and Liabilities (net) - (2.9%)                                                                   (37,309,288)
                                                                                                           --------------
TOTAL NET ASSETS - 100%                                                                                    $1,314,431,742
                                                                                                           ==============

Portfolio Footnotes:

* Non-income producing security.

(a) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

                       See notes to financial statements

Met Investors Series Trust
Firstar Balanced Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

-----------------------------------------------------------------------
Security                                                        Value
Description                                        Shares      (Note 2)
-----------------------------------------------------------------------

Common Stocks - 60.2%
Advertising - 0.0%
Interpublic Group of Companies, Inc. (The)......     104     $    3,052
                                                             ----------
Aerospace & Defense - 1.3%
Boeing Co.......................................     200         11,120
General Dynamics Corp...........................   1,200         93,372
                                                             ----------
                                                                104,492
                                                             ----------
Apparel Retailers - 0.4%
Gap Stores, Inc.................................     800         23,200
Kohl's Corp.*...................................     100          6,273
                                                             ----------
                                                                 29,473
                                                             ----------
Automotive - 0.4%
Ford Motor Co...................................   1,200         29,460
                                                             ----------
Banking - 4.7%
American Express Co.............................   1,100         42,680
Fifth Third Bancorp.............................     400         24,020
J.P. Morgan Chase & Co..........................   2,070         92,322
MBNA Corp.......................................   1,690         55,685
USA Education, Inc..............................   1,363         99,499
Wells Fargo Co..................................   1,700         78,931
                                                             ----------
                                                                393,137
                                                             ----------
Beverages, Food & Tobacco - 3.6%
Anheuser-Busch Co., Inc.........................   1,300         53,560
Coca-Cola Co. (The).............................     300         13,500
Kraft Foods, Inc. - Class A*....................     600         18,600
Pepsico, Inc....................................   1,300         57,460
Philip Morris Co., Inc..........................   1,200         60,900
Ralston Purina Group............................   1,200         36,024
Sysco Corp......................................   2,250         61,087
                                                             ----------
                                                                301,131
                                                             ----------
Chemicals - 1.2%
Ecolab, Inc.....................................   1,800         73,746
Praxair, Inc....................................     600         28,200
                                                             ----------
                                                                101,946
                                                             ----------
Communications - 0.9%
Cisco Systems, Inc.* ...........................   1,800         32,760
Comverse Technology, Inc.*......................     100          5,762
Nokia Corp. (ADR)...............................     800         17,632
Nortel Networks Corp............................   1,800         16,362
Williams Communications Group, Inc.*............   2,302          6,791
                                                             ----------
                                                                 79,307
                                                             ----------
Computer Software & Processing - 3.2%
Adobe Systems, Inc..............................     400         18,800
First Data Corp.................................     790         50,757
Microsoft Corp.*................................   1,585        115,071
Oracle Corp.*...................................   1,000         19,000
Siebel Systems, Inc.*...........................     100          4,690
Sungard Data Systems, Inc.*.....................   1,880         56,419
                                                             ----------
                                                                264,737
                                                             ----------
Computers & Information - 2.4%
Compaq Computer Corp............................   1,500     $   23,235
Dell Computer Corp.* ...........................   2,250         58,388
Electronic Data Systems Corp.*..................     500         26,350
EMC Corp.*......................................     600         17,430
International Business Machines Corp............     500         56,500
Sun Microsystems, Inc.*.........................   1,000         15,720
                                                             ----------
                                                                197,623
                                                             ----------
Containers & Packaging - 0.1%
Avery-Dennison Corp.............................     210         10,721
                                                             ----------
Electric Utilities - 2.4%
Constellation Energy Group, Inc.................     700         29,820
Duke Energy Corp................................   2,220         86,602
Exelon Corp.....................................   1,000         64,120
Reliant Resources, Inc.* .......................     900         22,230
                                                             ----------
                                                                202,772
                                                             ----------
Electrical Equipment - 1.4%
General Electric Co.............................   2,325        113,344
                                                             ----------
Electronics - 2.2%
Analog Devices, Inc.*...........................     200          8,650
Flextronics Intl., Ltd.* .......................     600         15,666
Intel Corp......................................   2,450         71,663
Micron Technology, Inc.* .......................     600         24,660
Novellus Systems, Inc.*.........................     100          5,679
Texas Instruments, Inc..........................   1,700         53,550
                                                             ----------
                                                                179,868
                                                             ----------
Entertainment & Leisure - 0.5%
Carnival Corp...................................   1,400         42,980
                                                             ----------
Environmental Controls - 0.1%
Waste Management, Inc...........................     400         12,328
                                                             ----------
Financial Services - 3.6%
Citigroup, Inc..................................   3,100        163,804
Mellon Financial Corp...........................   1,200         55,200
Merrill Lynch & Co., Inc........................   1,000         59,250
Morgan Stanley Dean Witter & Co.................     400         25,692
                                                             ----------
                                                                303,946
                                                             ----------
Food Retailers - 0.7%
Safeway, Inc.*..................................   1,200         57,600
                                                             ----------
Forest Products & Paper - 0.6%
Kimberly-Clark Corp.............................     900         50,310
                                                             ----------
Health Care Providers - 0.3%
HCA-The Healthcare Company......................     600         27,114
                                                             ----------
Heavy Machinery - 0.3%
Applied Materials, Inc.* .......................     530         26,023
                                                             ----------
Household Products - 0.2%
Procter & Gamble Co.............................     300         19,140
                                                             ----------
Industrial - Diversified - 1.4%
Tyco International, Ltd.........................   2,100        114,450
                                                             ----------

                       See notes to financial statements

Met Investors Series Trust
Firstar Balanced Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                           Value
Description                                            Shares     (Note 2)
--------------------------------------------------------------------------------

Insurance - 3.5%
AFLAC, Inc........................................        100     $    3,149
Ambac Financial Group, Inc........................      1,100         64,020
American International Group, Inc.................      1,000         86,000
Chubb Corp........................................        800         61,944
Marsh & McLennan Co., Inc.........................        300         30,300
MGIC Investment Corp..............................        700         50,848
                                                                  ----------
                                                                     296,261
                                                                  ----------
Media - Broadcasting & Publishing - 2.7%
AOL Time Warner, Inc.*............................      1,005         53,265
Clear Channel Communications, Inc.*...............        500         31,350
Comcast Corp. - Class A*  ........................        700         30,380
McGraw-Hill Companies, Inc. (The).................        800         52,920
Viacom Inc. - Class A* ...........................      1,100         58,344
                                                                  ----------
                                                                     226,259
                                                                  ----------
Medical Supplies - 2.1%
Baxter International, Inc.........................      2,360        115,640
Millipore Corp....................................      1,000         61,980
                                                                  ----------
                                                                     177,620
                                                                  ----------
Metals - 0.4%
Alcoa, Inc........................................        900         35,460
                                                                  ----------
Oil & Gas - 6.7%
Anadarko Petroleum Corp...........................        200         10,806
Apache Corp.......................................        600         30,450
Chevron Corp......................................        100          9,050
Dynegy, Inc. - Class A ...........................        700         32,550
Enron Corp........................................        400         19,600
Exxon Mobil Corp..................................      1,600        139,760
Global Marine, Inc.* .............................      1,500         27,945
Murphy Oil Corp...................................        460         33,856
Nabors Industries, Inc.* .........................        400         14,880
Ocean Energy, Inc.................................      1,005         17,537
Phillips Petroleum Co.............................        300         17,100
Schlumberger, Ltd.................................        400         21,060
USX - Marathon Group..............................      3,040         89,710
Williams Companies, Inc...........................      2,800         92,260
                                                                  ----------
                                                                     556,564
                                                                  ----------
Pharmaceuticals - 4.9%
Abbott Laboratories...............................      1,400         67,214
Bristol-Myers Squibb Co...........................      1,945        101,724
Eli Lilly & Co....................................      1,080         79,920
Merck & Co., Inc..................................        900         57,519
Pfizer, Inc.......................................      1,500         60,075
Pharmacia Corp....................................      1,000         45,950
                                                                  ----------
                                                                     412,402
                                                                  ----------
Retailers - 2.8%
Costco Wholesale Corp.*...........................        600         24,648
CVS Corp..........................................        200          7,720
Home Depot, Inc...................................        900         41,895
Target Corp.......................................      1,000         34,600
Wal-Mart Stores, Inc..............................      2,090        101,992
Walgreen Co.......................................        600         20,490
                                                                  ----------
                                                                     231,345
                                                                  ----------
Telephone Systems - 4.1%
Broadwing, Inc.*..................................      1,000         24,450
Qwest Communications Intl., Inc.* ................      1,200         38,244
SBC Communications, Inc...........................      2,900        116,174
Sprint Corp. - PCS Group*.........................        600         14,490
Verizon Communications, Inc.......................      2,074        110,959
WorldCom, Inc. - MCI Group*.......................         98          1,578
WorldCom, Inc. - WorldCom Group*..................      2,450         36,652
                                                                  ----------
                                                                     342,547
                                                                  ----------
U.S. Government Agency - 1.1%
Federal Home Loan Mortgage Corp.  ................      1,100         77,000
Federal National Mortgage Association ............        200         17,030
                                                                  ----------
                                                                      94,030
                                                                  ----------
Total Common Stocks (Cost $5,112,616)                              5,037,442
                                                                  ----------

------------------------------------------------------------------------------------------------------------------------------------

Par        Security                                                                                      Value
Amount     Description                                                Coupon        Maturity            (Note 2)
------------------------------------------------------------------------------------------------------------------------------------

           Corporate Debt - 14.2%
           Automotive - 2.4%
$200,000   Ford Motor Credit Co....................................   7.200%        06/15/2007           204,661
                                                                                                       ---------
           Banking - 4.3%
 150,000   Household Finance Corp..................................   6.000%        05/01/2004           151,514
 200,000   Norwest Financial.......................................   6.625%        07/15/2004           206,622
                                                                                                       ---------
                                                                                                         358,136
                                                                                                       ---------
           Chemicals - 2.0%
 150,000   Du Pont (E.I.) de Nemours and Co........................   8.250%        09/15/2006           165,686
                                                                                                       ---------

                       See notes to financial statements

Met Investors Series Trust
Firstar Balanced Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

------------------------------------------------------------------------------------------------------------------------------------

Par         Security                                                                                                    Value
Amount      Description                                                                 Coupon          Maturity       (Note 2)
------------------------------------------------------------------------------------------------------------------------------------

            Entertainment & Leisure - 1.8%
$150,000    Walt Disney Co. (The)........................................               5.250%        11/10/2003     $    150,509
                                                                                                                     ------------
            Financial Services - 3.7%
 150,000    Associates Corp. of North America ...........................               5.800%        04/20/2004          151,651
 150,000    General Motors Acceptance Corp...............................               6.850%        06/17/2004          154,430
                                                                                                                     ------------
                                                                                                                          306,081
                                                                                                                     ------------
            Total Corporate Debt (Cost $1,174,858)                                                                      1,185,073
                                                                                                                     ------------
            Domestic Bonds & Debt Securities - 2.5%
 200,000    U.S. Treasury Note (Cost $202,363)...........................               6.000%        08/15/2009          208,049
                                                                                                                     ------------
            U.S. Government and Agency Obligations - 18.6%
            U.S. Government Agency Mortgage Backed Securities - 7.2%
  17,230    Federal Home Loan Mortgage Corp.  ...........................               6.500%        01/01/2012           17,313
  20,873    Federal National Mortgage Association........................               6.000%        03/01/2011           20,575
 356,749    Federal National Mortgage Association........................               6.000%        11/01/2013          351,651
  58,841    Federal National Mortgage Association........................               7.000%        02/01/2016           59,801
  92,387    Government National Mortgage Association.....................               6.000%        01/15/2011           91,631
  29,724    Government National Mortgage Association.....................               6.500%        03/15/2024           29,445
  28,535    Government National Mortgage Association.....................               7.000%        07/20/2027           28,709
                                                                                                                     ------------
                                                                                                                          599,125
                                                                                                                     ------------
            U.S. Treasury Securities - 11.4%
 300,000    U.S. Treasury Note...........................................               7.250%        05/15/2004          321,285
 300,000    U.S. Treasury Note...........................................               6.625%        05/15/2007          322,395
 150,000    U.S. Treasury Note...........................................               6.125%        08/15/2007          157,533
 150,000    U.S. Treasury Note...........................................               5.625%        05/15/2008          155,906
                                                                                                                     ------------
                                                                                                                          957,119
                                                                                                                     ------------
            Total U.S. Government and Agency Obligations (Cost $1,523,876)                                              1,556,244
                                                                                                                     ------------

            TOTAL INVESTMENTS - 95.5%
            (Cost $8,013,713)                                                                                           7,986,808

            Other Assets and Liabilities (net) - 4.5%                                                                     374,566
                                                                                                                     ------------

            TOTAL NET ASSETS - 100%                                                                                  $  8,361,374
                                                                                                                     ============


Portfolio Footnotes:

* Non-income producing security.

ADR - American Depositary Receipt

                       See notes to financial statements

Met Investors Series Trust
Firstar Equity Income Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                            Value
Description                                           Shares       (Note 2)
--------------------------------------------------------------------------------

Common Stocks - 100.9%
Aerospace & Defense - 3.2%
General Dynamics Corp..........................        1,200     $    93,372
Raytheon Co....................................        3,400          90,270
                                                                 -----------
                                                                     183,642
                                                                 -----------
Banking - 13.1%
J.P. Morgan Chase & Co.........................        2,850         127,110
MBNA Corp......................................        4,200         138,390
National City Corp.............................        4,600         141,588
PNC Financial Services Group...................        1,800         118,422
Union Planters Corp............................        3,400         148,240
Wells Fargo Co.................................        1,500          69,645
                                                                 -----------
                                                                     743,395
                                                                 -----------
Beverages, Food & Tobacco - 5.7%
Heinz (H.J.), Co...............................        3,500         143,115
Sara Lee Corp............. ....................        4,600          87,124
Sysco Corp.....................................        3,400          92,310
                                                                 -----------
                                                                     322,549
                                                                 -----------
Building Materials - 6.9%
Martin Marietta Materials, Inc.................        3,100         153,419
Masco Corp.....................................        6,500         162,240
Sherwin Williams Co............................        3,500          77,700
                                                                 -----------
                                                                     393,359
                                                                 -----------
Communications - 0.7%
JDS Uniphase Corp.*............................        1,000          12,750
Nortel Networks Corp...........................        3,000          27,270
                                                                 -----------
                                                                      40,020
                                                                 -----------
Computer Software & Processing - 3.8%
First Data Corp................................        1,500          96,375
Sungard Data Systems, Inc.*....................        4,000         120,040
                                                                 -----------
                                                                     216,415
                                                                 -----------
Computers & Information - 3.4%
Hewlett-Packard Co.............................        2,000          57,200
International Business Machines Corp...........        1,200         135,600
                                                                 -----------
                                                                     192,800
                                                                 -----------
Cosmetics & Personal Care - 1.5%
Gillette Co....................................        3,000          86,970
                                                                 -----------
Electric Utilities - 7.2%
Cinergy Corp...................................        3,400         118,830
Constellation Energy Group, Inc................        3,200         136,320
Duke Energy Corp...............................        4,000         156,040
                                                                 -----------
                                                                     411,190
                                                                 -----------
Electrical Equipment - 1.5%
Energizer Holdings, Inc.*......................        3,600          82,620
                                                                 -----------
Electronics - 0.5%
Intel Corp.....................................        1,000          29,250
                                                                 -----------

Financial Services - 16.4%
Citigroup, Inc.................................        3,066         162,008
Comerica, Inc..................................        2,800         161,280
Heller Financial, Inc....... ..................        4,000         160,000
Mellon Financial Corp....... ..................        3,700         170,200
USA Education, Inc.............................        3,800         277,400
                                                                 -----------
                                                                     930,888
                                                                 -----------
Health Care Providers - 1.9%
HCA-The Healthcare Company.....................        2,400         108,456
                                                                 -----------
Media - Broadcasting & Publishing - 1.1%
McGraw-Hill Companies, Inc. (The)..............          900          59,535
                                                                 -----------
Metals - 3.1%
Alcoa, Inc.....................................        4,400         173,360
                                                                 -----------
Oil & Gas - 12.1%
Conoco, Inc....................................        5,700         160,740
National Fuel Gas Co...........................        2,600         135,174
Phillips Petroleum Co....... ..................        2,700         153,900
Texaco, Inc....................................        1,400          93,240
USX - Marathon Group...........................        4,800         141,648
                                                                 -----------
                                                                     684,702
                                                                 -----------
Pharmaceuticals - 2.3%
Pharmacia Corp.................................        2,856         131,233
                                                                 -----------
Retailers - 7.6%
Lowes Co., Inc.................................        3,000         217,650
May Department Stores Co. (The)................        4,100         140,466
Target Corp....................................        2,200          76,120
                                                                 -----------
                                                                     434,236
                                                                 -----------
Telephone Systems - 5.9%
SBC Communications, Inc........................        3,000         120,180
Verizon Communications, Inc....................        2,806         150,121
WorldCom, Inc. - MCI Group*....................          160           2,576
WorldCom, Inc. - WorldCom Group*...............        4,000          59,840
                                                                 -----------
                                                                     332,717
                                                                 -----------
U.S. Government Agency - 3.0%
Federal National Mortgage Association .........        2,000         170,300
                                                                 -----------

TOTAL INVESTMENTS - 100.9%
(Cost $4,996,737)                                                  5,727,637

Other Assets and Liabilities (net) - (0.9%)                          (48,959)
                                                                 -----------

TOTAL NET ASSETS - 100%                                          $ 5,678,678
                                                                 ===========
Portfolio Footnotes:

* Non-income producing security.

                       See notes to financial statements

Met Investors Series Trust
Firstar Growth & Income Equity Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                             Value
Description                                          Shares         (Note 2)
--------------------------------------------------------------------------------

Common Stocks - 98.7%
Advertising - 0.2%
Interpublic Group of Companies, Inc. (The)...           700      $   20,545
                                                                 ----------
Aerospace & Defense - 1.5%
Boeing Co....................................           400          22,240
General Dynamics Corp........................         2,000         155,620
                                                                 ----------
                                                                    177,860
                                                                 ----------
Apparel Retailers - 0.5%
Gap Stores, Inc..............................         1,600          46,400
Kohl's Corp.*................................           200          12,546
                                                                 ----------
                                                                     58,946
                                                                 ----------
Automotive - 0.6%
Ford Motor Co................................         2,800          68,740
                                                                 ----------
Banking - 6.2%
American Express Co..........................         2,800         108,640
Bank of New York Co., Inc. (The).............         2,700         129,600
Fifth Third Bancorp .........................         1,100          66,055
J.P. Morgan Chase & Co.......................         2,700         120,420
Northern Trust Corp..........................         1,100          68,750
USA Education, Inc...........................         1,135          82,855
Wells Fargo Co...............................         4,000         185,720
                                                                 ----------
                                                                    762,040
                                                                 ----------
Beverages, Food & Tobacco - 4.3%
Anheuser-Busch Co., Inc......................         3,200         131,840
Coca-Cola Co. (The)..........................           700          31,500
Kraft Foods, Inc. - Class A*.................         1,400          43,400
Pepsico, Inc.................................         3,000         132,600
Philip Morris Co., Inc. .....................         1,300          65,975
Sysco Corp...................................         4,720         128,148
                                                                 ----------
                                                                    533,463
                                                                 ----------
Chemicals - 2.6%
Ecolab, Inc....... ..........................         4,100         167,977
Praxair, Inc.................................         3,100         145,700
                                                                 ----------
                                                                    313,677
                                                                 ----------
Communications - 2.0%
Cisco Systems, Inc.* ........................         4,100          74,620
Comverse Technology, Inc.*...................           300          17,286
Corning, Inc.................................         1,100          18,381
Corning, Inc. Convertible....................        44,000          24,805
JDS Uniphase Corp.*..........................         1,380          17,595
McDATA Corp.*................................           103           1,808
Nokia Corp. (ADR)............................         2,420          53,337
Nortel Networks Corp.........................         4,300          39,087
Williams Communications Group, Inc.*.........         1,315           3,879
                                                                 ----------
                                                                    250,798
                                                                 ----------

Computer Software & Processing - 6.0%
Adobe Systems, Inc...........................         1,000          47,000
Automatic Data Processing, Inc...............         2,300         114,310
Electronic Data Systems Corp. (ACES)*........         1,200          63,240
Microsoft Corp.*.............................         3,700         268,620
Oracle Corp.*................................         2,600          49,400
Siebel Systems, Inc.*........................           300          14,070
Sungard Data Systems, Inc.*..................         4,550         136,545
VERITAS Software Corp.*......................           600          39,918
                                                                 ----------
                                                                    733,103
                                                                 ----------
Computers & Information - 2.4%
Dell Computer Corp.*.........................         5,000         129,750
EMC Corp.*...................................         1,400          40,670
International Business Machines Corp.........           800          90,400
Sun Microsystems, Inc.*......................         2,200          34,584
                                                                 ----------
                                                                    295,404
                                                                 ----------
Containers & Packaging - 0.2%
Avery-Dennison Corp..........................           500          25,525
                                                                 ----------
Electric Utilities - 3.9%
Constellation Energy Group, Inc..............         1,600          68,160
Duke Energy Corp.............................         5,400         210,654
Exelon Corp..................................         2,400         153,888
Reliant Resources, Inc.* ....................         1,900          46,930
                                                                 ----------
                                                                    479,632
                                                                 ----------
Electrical Equipment - 2.4%
General Electric Co..........................         6,025         293,719
                                                                 ----------
Electronics - 3.4%
Analog Devices, Inc.* .......................           400          17,300
Flextronics International, Ltd.*.............         1,600          41,776
Intel Corp...................................         5,300         155,025
Micron Technology, Inc.* ....................         1,300          53,430
Novellus Systems, Inc.*......................           300          17,037
Texas Instruments, Inc.......................         4,200         132,300
                                                                 ----------
                                                                    416,868
                                                                 ----------
Entertainment & Leisure - 1.6%
Carnival Corp................................         6,500         199,550
                                                                 ----------
Environmental Controls - 0.2%
Waste Management, Inc........................           800          24,656
                                                                 ----------
Financial Services - 6.7%
Citigroup, Inc...............................         7,500         396,300
Legg Mason, Inc..............................         1,500          74,640
Mellon Financial Corp........................         3,000         138,000
Merrill Lynch & Co., Inc.....................         2,500         148,125
Morgan Stanley Dean Witter & Co..............         1,100          70,653
                                                                 ----------
                                                                    827,718
                                                                 ----------

                       See notes to financial statements

Met Investors Series Trust
Firstar Growth & Income Equity Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                       Value
Description                                        Shares     (Note 2)
--------------------------------------------------------------------------------

Food Retailers - 1.8%
Safeway, Inc.* ..................................   4,700   $   225,600
                                                            -----------

Forest Products & Paper - 0.9%
Kimberly-Clark Corp. ............................   2,075       115,992
                                                            -----------

Health Care Providers - 1.4%
HCA-The Healthcare Company ......................   3,700       167,203
                                                            -----------

Heavy Machinery - 0.6%
Applied Materials, Inc.* ........................   1,600        78,560
                                                            -----------

Household Products - 0.4%
Procter & Gamble Co. ............................     800        51,040
                                                            -----------

Industrial - Diversified - 2.3%
Tyco International, Ltd. ........................   5,100       277,950
                                                            -----------

Insurance - 6.6%
AFLAC, Inc ......................................     200         6,298
Ambac Financial Group, Inc. .....................   2,850       165,870
American International Group, Inc ...............   2,400       206,400
Chubb Corp ......................................   1,700       131,631
Marsh & McLennan Co., Inc. ......................   1,800       181,800
MGIC Investment Corp. ...........................   1,700       123,488
                                                            -----------
                                                                815,487
                                                            -----------

Media - Broadcasting & Publishing - 5.6%
AOL Time Warner, Inc.* ..........................   3,600       190,800
Clear Channel Communications, Inc.* .............   1,200        75,240
Comcast Corp. - Class A* ........................   1,900        82,460
McGraw-Hill Companies, Inc. (The) ...............   3,000       198,450
Viacom Inc. - Class B* ..........................   2,800       144,900
                                                            -----------
                                                                691,850
                                                            -----------

Medical Supplies - 2.3%
Baxter International, Inc. ......................   3,400       166,600
Millipore Corp ..................................   1,900       117,762
                                                            -----------
                                                                284,362
                                                            -----------

Oil & Gas - 10.8%
Anadarko Petroleum Corp .........................     500        27,015
Apache Corp .....................................   1,600        81,200
Chevron Corp ....................................     300        27,150
Dynegy, Inc. - Class A ..........................   1,600        74,400
Enron Corp ......................................   2,000        98,000
Exxon Mobil Corp ................................   4,800       419,280
Global Marine, Inc.* ............................   3,900        72,657
Nabors Industries, Inc.* ........................   2,000        74,400
Ocean Energy, Inc ...............................   1,700        29,665
Phillips Petroleum Co. ..........................   1,600        91,200
Schlumberger, Ltd. ..............................   1,700        89,505
USX - Marathon Group ............................   6,280       185,323
Williams Companies, Inc. ........................   1,600        52,720
                                                            -----------
                                                              1,322,515
                                                            -----------

Pharmaceuticals - 7.1%
American Home Products Corp. ....................   2,400       140,256
Bristol-Myers Squibb Co. ........................   2,700       141,210
Eli Lilly & Co. .................................   1,280        94,720
Johnson & Johnson ...............................   1,800        90,000
Merck & Co., Inc. ...............................   2,040       130,376
Pfizer, Inc. ....................................   4,000       160,200
Pharmacia Corp. (ACES) ..........................   2,800       113,120
                                                            -----------
                                                                869,882
                                                            -----------

Retailers - 4.3%
Costco Wholesale Corp.* .........................   2,200        90,376
CVS Corp. .......................................     600        23,160
Home Depot, Inc. ................................   2,300       107,065
Target Corp. ....................................   2,500        86,500
Wal-Mart Stores, Inc ............................   2,600       126,880
Walgreen Co. ....................................   2,700        92,205
                                                            -----------
                                                                526,186
                                                            -----------

Telephone Systems - 7.4%
Alltel Corp. ....................................   1,400        85,764
Broadwing, Inc.* ................................   2,515        61,492
Qwest Communications Intl., Inc.* ...............   2,800        89,236
SBC Communications, Inc. ........................   6,300       252,378
Sprint Corp. - PCS Group* .......................   1,400        33,810
Verizon Communications, Inc. ....................   5,731       306,609
WorldCom, Inc. - MCI Group* .....................     204         3,284
WorldCom, Inc. - WorldCom Group* ................   5,100        76,296
                                                            -----------
                                                                908,869
                                                            -----------

Transportation - 0.6%
United Parcel Service, Inc. - Class B ...........   1,200        69,360
                                                            -----------

U.S. Government Agency - 1.9%
Federal Home Loan Mortgage Corp. ................   2,800       196,000
Federal National Mortgage Association ...........     400        34,060
                                                            -----------
                                                                230,060
                                                            -----------

Total Common Stocks (Cost $12,973,319)                       12,117,160
                                                            -----------

                       See notes to financial statements

Met Investors Series Trust
Firstar Growth & Income Equity Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

---------------------------------------------------------------------------------------------------------------------
Par           Security                                                                                        Value
Amount        Description                                          Coupon          Maturity                  (Note 2)
---------------------------------------------------------------------------------------------------------------------
              Domestic Bonds & Debt Securities - 0.1%
    $20,000   CIENA Corp. (Cost $20,000) ...................       3.750%         02/01/2008             $     15,275
                                                                                                         ------------

---------------------------------------------------------------------------------------------------------------------
Security                                                                                                      Value
Description                                                                        Shares                    (Note 2)
---------------------------------------------------------------------------------------------------------------------
Convertible Notes - 0.8%
Oil & Gas - 0.8%
Enron Corp. 7.00%, convertible to 07/31/02 (Cost $118,020) .....................    2,900                      92,916
                                                                                                         ------------
TOTAL INVESTMENTS - 99.6%
(Cost $13,111,339)                                                                                         12,225,351

Other Assets and Liabilities (net) - 0.4%                                                                      52,856
                                                                                                         ------------

TOTAL NET ASSETS - 100%                                                                                  $ 12,278,207
                                                                                                         ============

Portfolio Footnotes:

* Non-income producing security.

ADR - American Depositary Receipt

ACES - Adjustable Conversion-Rate Equity Securities

                       See notes to financial statements

Met Investors Series Trust
Janus Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                        Value
Description                                         Shares     (Note 2)
--------------------------------------------------------------------------------

Common Stocks - 84.9%
Aerospace & Defense - 1.3%
Boeing Co...........................................   560   $   31,136
General Dynamics Corp...............................   585       45,519
                                                             ----------
                                                                 76,655
                                                             ----------

Airlines - 1.1%
Southwest Airlines Co. ............................. 3,500       64,715
                                                             ----------

Automotive - 1.6%
Harley-Davidson, Inc. .............................. 2,015       94,866
                                                             ----------

Banking - 0.7%
Bank of New York Co., Inc. (The) ...................   910       43,680
                                                             ----------

Commercial Services - 1.0%
Concord EFS, Inc.* .................................   560       29,126
Manpower, Inc. ..................................... 1,100       32,890
                                                             ----------
                                                                 62,016
                                                             ----------
Communications - 9.1%
CIENA Corp.* .......................................   750       28,500
Cisco Systems, Inc.* ............................... 3,440       62,608
COLT Telecom Group Plc (ADR)* ......................   780       21,840
COLT Telecom Group Plc (GBP)* ...................... 2,124       14,703
Comverse Technology, Inc.* ......................... 1,180       67,992
Juniper Networks, Inc.* ............................ 1,510       46,961
Nokia Corp. (ADR) .................................. 6,025      132,791
NTT Mobile Communications Network, Inc. (JPY) ......     6      104,444
ONI Systems Corp.* ................................. 2,510       70,029
                                                             ----------
                                                                549,868
                                                             ----------
Computer Software & Processing - 9.7%
Brocade Communications Systems, Inc.* ..............   800       35,192
Fiserv, Inc.* ......................................   380       24,312
Inktomi Corp.* ..................................... 5,950       57,060
Microsoft Corp.* ...................................   900       65,340
Siebel Systems, Inc.* .............................. 1,610       75,509
VeriSign, Inc.* ....................................   925       55,509
VERITAS Software Corp.* ............................ 4,050      269,446
                                                             ----------
                                                                582,368
                                                             ----------
Computers & Information - 0.7%
Research In Motion, Ltd.* .......................... 1,300       41,925
                                                             ----------

Cosmetics & Personal Care - 2.2%
Colgate-Palmolive Co................................   800       47,192
Estee Lauder Co. ................................... 1,960       84,476
                                                             ----------
                                                                131,668
                                                             ----------

Electric Utilities - 1.7%
AES Corp.* ......................................... 2,350      101,167
                                                             ----------

Electrical Equipment - 2.0%
General Electric Co. ............................... 2,490      121,388
                                                             ----------

Electronics - 10.2%
Advanced Micro Devices, Inc.* ...................... 2,255       65,124
ASM Lithography Holding N.V.* ...................... 3,630       80,768
Celestica, Inc.* ................................... 1,700       87,550
FEI Co.* ...........................................   800       32,800
Maxim Integrated Products, Inc.* ................... 3,400      150,314
NVIDIA Corp.* ...................................... 1,450      134,488
Xilinx, Inc.* ...................................... 1,530       63,097
                                                             ----------
                                                                614,141
                                                             ----------

Entertainment & Leisure - 0.5%
Walt Disney Co. (The) . ............................ 1,100       31,779
                                                             ----------
Financial Services - 5.6%
Charles Schwab Corp. (The) ......................... 2,000       30,600
Citigroup, Inc. .................................... 3,600      190,224
Goldman Sachs Group, Inc. (The) .................... 1,375      117,975
                                                             ----------
                                                                338,799
                                                             ----------

Food Retailers - 4.1%
Kroger Co.* ........................................ 5,600      140,000
Safeway, Inc.* ..................................... 2,155      103,440
                                                             ----------
                                                                243,440
                                                             ----------

Health Care Providers - 1.8%
HCA-The Healthcare Company .........................   325       14,687
Tenet Healthcare Corp.* ............................ 1,850       95,442
                                                             ----------
                                                                110,129
                                                             ----------
Heavy Machinery - 1.5%
Applied Materials, Inc.* ........................... 1,875       92,063
                                                             ----------

Insurance - 1.0%
MGIC Investment Corp. ..............................   855       62,107
                                                             ----------
Lodging - 1.3%
MGM Mirage, Inc.* .................................. 2,515       75,349
                                                             ----------
Media - Broadcasting & Publishing - 11.0%
AOL Time Warner, Inc.*  ............................ 2,355      124,815
Clear Channel Communications, Inc.* ................ 1,050       65,835
Comcast Corp. - Class A* ........................... 3,595      156,023
Cox Communications, Inc.* .......................... 1,835       81,291
Grupo Televisa S.A. (GDR)* ......................... 2,125       85,021
New York Times Co. ................................. 2,660      111,720
Wolters Kluwer N.V. (EUR) .......................... 1,400       37,680
                                                             ----------
                                                                662,385
                                                             ----------

Medical Supplies - 0.7%
Medtronic, Inc. ....................................   900       41,409
                                                             ----------
Oil & Gas - 1.2%
Schlumberger, Ltd. ................................. 1,380       72,657
                                                             ----------
Pharmaceuticals - 5.4%
Cardinal Health, Inc. .............................. 1,650      113,850
Genentech, Inc.* ................................... 1,310       72,181
IVAX Corp.* ........................................   300       11,700
Pfizer, Inc. ....................................... 3,100      124,155
                                                             ----------
                                                                321,886
                                                             ----------
Retailers - 6.8%
Tiffany & Co. ...................................... 4,600      166,612
Wal-Mart Stores, Inc. .............................. 1,650       80,520
Walgreen Co. ....................................... 4,785      163,408
                                                             ----------
                                                                410,540
                                                             ----------
Telephone Systems - 1.3%
Qwest Communications Intl., Inc.* .................. 2,445       77,922
                                                             ----------
U.S. Government Agency - 1.4%
Federal National Mortgage Association .............. 1,020       86,853
                                                             ----------
Total Common Stocks (Cost $5,364,972)                         5,111,775
                                                             ----------

                       See notes to financial statements

Met Investors Series Trust
Janus Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

------------------------------------------------------------------------------------------------------------------------------------

Par                Security                                                                                               Value
Amount             Description                                                                   Coupon      Maturity    (Note 2)
------------------------------------------------------------------------------------------------------------------------------------

                   Domestic Bonds & Debt Securities - 1.8%
                   Communications - 0.4%
$ 15,000           Nextel Communications, Inc. .............................................      9.375%    11/15/2009 $   11,925
  10,000           Time Warner Telecom, Inc. ...............................................     10.125%    02/01/2011      9,050
                                                                                                                       ----------
                                                                                                                           20,975
                                                                                                                       ----------
                   Computer Software & Processing - 0.6%
  50,000           Juniper Networks, Inc. ..................................................      4.750%    03/15/2007     36,000
                                                                                                                       ----------
                   Computers & Information - 0.1%
  15,000           Exodus Communications, Inc. .............................................     11.625%    07/15/2010      5,250
                                                                                                                       ----------
                   Electronics - 0.3%
  15,000           NVIDIA Corp. ............................................................      4.750%    10/15/2007     18,637
                                                                                                                       ----------
                   Financial Services - 0.4%
  25,000           Goldman Sachs Group, Inc. (The) .........................................      6.875%    01/15/2011     24,903
                                                                                                                       ----------

                   Total Domestic Bonds & Debt Securities (Cost $118,970)                                                 105,765
                                                                                                                       ----------
------------------------------------------------------------------------------------------------------------------------------------

Par                Security                                                                                               Value
Amount             Description                                                                                           (Note 2)
------------------------------------------------------------------------------------------------------------------------------------

                   Short-Term Investments - 11.6%
   700,000         Federal Home Loan Mortgage Corp., 3.94%, due 07/02/01 (Cost $699,847) .............................    699,847

                   TOTAL INVESTMENTS - 98.3%
                   (Cost $6,183,789)                                                                                    5,917,387

                   Other Assets and Liabilities (net) - 1.7%                                                              104,107
                                                                                                                       ----------

                   TOTAL NET ASSETS - 100%                                                                             $6,021,494
                                                                                                                       ==========
                   Portfolio Footnotes:

            *Non-income producing security.

            ADR - American Depositary Receipt

            JPY - Japanese Yen

            GBP - British Pound

            GDR - Global Depository Receipt

            EUR - Euro

                       See notes to financial statements

Met Investors Series Trust
MFS Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                        Value
Description                                         Shares     (Note 2)
--------------------------------------------------------------------------------

Common Stocks - 92.6%
Commercial Services - 1.0%
Concord EFS, Inc.*...............................    1,970   $  102,460
                                                             ----------
Communications - 13.5%
Advanced Fibre Communications, Inc.*.............    7,650      160,650
American Tower Corp.*............................    8,160      168,667
CIENA Corp.*.....................................    5,870      223,060
Comverse Technology, Inc.*.......................    4,660      268,509
EchoStar Communications Corp.*...................    7,710      249,958
ONI Systems Corp.*...............................    6,600      184,140
SBA Communications Corp.*........................      130        3,217
Tekelec*.........................................    2,250       60,975
                                                             ----------
                                                              1,319,176
                                                             ----------

Computer Processing - 18.7%
CheckFree Corp.*.................................   14,270      500,449
CSG Systems International, Inc.*.................    6,900      391,644
Internap Network Services Corp.*.................   24,370       79,690
Netegrity, Inc.*.................................    2,470       74,100
RSA Security, Inc.*..............................    7,900      244,505
S1 Corp.*........................................    4,700       65,800
Switchboard, Inc.*...............................      390        2,301
VeriSign, Inc.*..................................    7,800      468,078
                                                             ----------
                                                              1,826,567
                                                             ----------

Computer Software - 13.9%
Adobe Systems, Inc...............................    5,920      278,240
Citrix Systems, Inc.*............................   13,510      471,499
Digex, Inc.*.....................................    2,750       35,750
Internet Security Systems, Inc.*.................    5,500      267,080
Micromuse, Inc.*.................................    3,710      103,843
Rational Software Corp.*.........................    5,950      166,897
Siebel Systems, Inc.*............................      600       28,140
Vignette Corp.*..................................      860        7,628
                                                             ----------
                                                              1,359,077
                                                             ----------
Computers & Information - 3.0%
Akamai Technologies, Inc.*.......................   17,480      160,379
Emulex Corp.*....................................    3,240      130,896
                                                             ----------
                                                                291,275
                                                             ----------
Crude Petroleum & Natural Gas - 16.4%
Apache Corp......................................    7,940      402,955
Devon Energy Corp................................    7,130      374,325
EOG Resources, Inc...............................   10,940      388,917
Houston Exploration Co.*.........................   10,440      326,250
Newfield Exploration Co.*........................    1,350       43,281
Noble Affiliates, Inc............................    1,930       68,225
                                                             ----------
                                                              1,603,953
                                                             ----------
Drilling - Oil & Gas - 10.6%
BJ Services Co.*.................................    1,690       47,962
Diamond Offshore Drilling, Inc...................    4,450      147,072
Global Industries, Ltd.*.........................    6,880       85,794
Global Marine, Inc.*.............................    9,020      168,043
Noble Drilling Corp.*............................   12,350      404,462
Transocean Sedco Forex, Inc......................    4,500      185,625
                                                             ----------
                                                              1,038,958
                                                             ----------
Electric Utilities - 0.1%
Aquila, Inc.*....................................      100        2,465
Reliant Resources, Inc.*.........................      160        3,952
                                                             ----------
                                                                  6,417
                                                             ----------

Electronics - 1.0%
Aware, Inc.*.....................................    1,740       15,660
General Motors Corp. - Class H*..................    3,960       80,190
JNI Corp.*.......................................      180        2,520
                                                             ----------
                                                                 98,370
                                                             ----------

Financial Services - 0.0%
Instinet Group, Inc.*............................      180        3,355
                                                             ----------
Heavy Machinery - 4.7%
AGCO Corp........................................   25,250      231,038
Cooper Cameron Corp.*............................    4,050      225,990
                                                             ----------
                                                                457,028
                                                             ----------

Insurance - 0.3%
Willis Group Holdings, Ltd.*.......................  1,680       29,820
                                                             ----------
Media - Broadcasting & Publishing - 1.1%
Scholastic Corp.*..................................  2,450      110,250
                                                             ----------

Medical Bio - Technology - 3.6%
Cytyc Corp.*....................................... 15,290      352,435
                                                             ----------
Medical Supplies - 4.6%
Applera Corp. - Applied Biosystems Group........... 10,790      288,633
ArthoCare Corp.*...................................  5,380      140,687
Unilab Corp.*......................................     80        2,016
VISX, Inc.*........................................  1,100       21,285
                                                             ----------
                                                                452,621
                                                             ----------
Pharmaceuticals - 0.0%
IntraBiotics Pharmaceuticals, Inc.*................  1,750        2,538
                                                             ----------
Real Estate - 0.1%
Pinnacle Holdings, Inc. (REIT)*....................  1,190        7,152
                                                             ----------

TOTAL INVESTMENTS - 92.6%
(Cost $9,536,919)                                             9,061,452

Other Assets and Liabilities (net) - 7.4%                       728,533
                                                             ----------

TOTAL NET ASSETS - 100%                                     $ 9,789,985
                                                            ===========

Portfolio Footnotes:

* Non-income producing security.

REIT - Real Estate Investment Trust


                       See notes to financial statements

Met Investors Series Trust
MFS Research International Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                               Value
Description                                             Shares        (Note 2)
--------------------------------------------------------------------------------

Common and Preferred Stocks - 87.8%
Australia - 1.1%
Australia & New Zealand Banking Group Ltd..........      4,630      $    39,845
NRMA Insurance Group Ltd.*.........................     23,550           40,788
                                                                    -----------
                                                                         80,633
                                                                    -----------
Brazil - 1.2%
Aracruz Celulose S.A. (ADR)........................      2,055           38,428
Embraer - Empresa Brasileira de
   Aeronautica S.A. (ADR)..........................      1,190           46,469
                                                                    -----------
                                                                         84,897
                                                                    -----------
Canada - 2.0%
BCE, Inc...........................................      3,720           97,836
Manitoba Telecom Services, Inc.....................      1,760           49,076
                                                                    -----------
                                                                        146,912
                                                                    -----------
Denmark - 1.8%
Danske Bank........................................      7,140          128,479
                                                                    -----------
France - 10.1%
Alstom.............................................      1,940           54,040
Business Objects S.A.*.............................        800           19,124
Carrefour S.A......................................      1,450           76,823
Coflexip S.A.......................................        165           23,918
Generale De Sante*.................................      1,910           31,168
Groupe Danone......................................        220           30,231
Sanofi-Synthelabo S.A..............................      2,060          135,335
Societe Television Francaise 1.....................      1,196           34,937
Technip S.A........................................        790          100,452
Total Fina.........................................      1,600          224,335
                                                                    -----------
                                                                        730,363
                                                                    -----------
Germany - 5.3%
Fresenius AG.......................................         83            7,127
Fresenius AG - Preferred...........................        328           31,127
Fresenius Medical Care AG..........................      1,830           94,629
Linde AG...........................................      1,230           52,259
ProSieben Sat.1 Media AG...........................      3,630           52,188
SAP AG.............................................        665           91,830
Software AG........................................        820           53,426
                                                                    -----------
                                                                        382,586
                                                                    -----------
Greece - 0.5%
Cosmote S.A........................................      4,150           37,290
                                                                    -----------
Hong Kong - 1.7%
China Mobile (Hong Kong) Ltd.*.....................     10,500           55,466
CNOOC Ltd.*........................................     36,500           34,631
Li & Fung, Ltd.....................................     18,000           29,541
                                                                    -----------
                                                                        119,638
                                                                    -----------
Italy - 4.1%
Assicurazioni Generali.............................      3,240           97,914
Banca Intesa SpA...................................     31,970          113,011
Banca Nazionale del Lavoro*........................     22,660      $    71,073
Banca Popolare Di Milano...........................      3,930           15,425
                                                                    -----------
                                                                        297,423
                                                                    -----------
Japan - 18.3%
Asahi Breweries, Ltd...............................      5,000           56,113
Canon, Inc.........................................      5,000          202,150
Chugai Pharmaceutical Co., Ltd.....................      5,000           76,087
Daikin Industries, Ltd.............................      3,000           55,591
Fast Retailing Co., Ltd............................        800          139,259
Fujikura Ltd. .....................................      8,000           48,773
Honda Motor Co., Ltd...............................      4,000          175,838
NTT Mobile Communications Network, Inc.............          7          121,851
Secom Co., Ltd.....................................      1,000           55,832
Shionogi & Co, Ltd.................................      3,000           62,570
Sony Corp..........................................      1,300           85,513
Stanley Electric, Co...............................      3,000           27,892
Sumitomo Electric Industries, Ltd..................      7,000           79,400
Tokyo Broadcasting System, Inc.....................      3,000           57,757
Tokyo Gas Co., Ltd.................................     24,000           72,966
                                                                    -----------
                                                                      1,317,592
                                                                    -----------
Mexico - 0.5%
Grupo Aeroportuario del Sureste S.A. (ADR)*........      1,755           32,818
                                                                    -----------
Netherlands - 11.2%
Akzo Nobel N.V.....................................      2,360          100,029
Fugro N.V..........................................        537           29,953
Hunter Douglas N.V.................................      1,000           28,059
ING Groep N.V.*....................................      4,430          289,910
Koninklijke (Royal) Philips Electonics N.V.........      2,410           63,965
Libertel N.V.*.....................................      4,890           43,318
Royal Dutch Petroleum Co...........................      3,430          197,659
VNU N.V............................................      1,608           54,524
                                                                    -----------
                                                                        807,417
                                                                    -----------
Singapore - 0.7%
Datacraft Asia, Ltd................................      5,000           20,400
Overseas Union Bank, Ltd...........................      6,000           31,120
                                                                    -----------
                                                                         51,520
                                                                    -----------
South Africa - 0.7%
Anglo American Platinum Corp.......................      1,085           48,402
                                                                    -----------
South Korea - 1.0%
Korea Telecom Corp.- SP (ADR)......................      1,700           37,366
Samsung Electronics Co., Ltd.......................        240           35,501
                                                                    -----------
                                                                         72,867
                                                                    -----------
Spain - 2.1%
Centros Comerciales Carrefour, S.A.................      2,630           35,225
Iberdrola I.S.A....................................      9,240          118,666
                                                                    -----------
                                                                        153,891
                                                                    -----------
Sweden - 0.8%
Saab AB............................................      5,930           55,673
                                                                    -----------

                       See notes to financial statements

Met Investors Series Trust
MFS Research International Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                              Value
Description                                             Shares       (Note 2)
--------------------------------------------------------------------------------

Switzerland - 8.3%
Jomed N.V.*.....................................           740     $     21,025
Julius Baer Holdings, Ltd.......................            12           46,228
Leica Geosystems AG*............................           156           44,758
Nestle S.A......................................           558          118,750
Novartis AG.....................................         5,640          204,391
Syngenta AG*....................................         3,150          165,836
                                                                   ------------
                                                                        600,988
                                                                   ------------
United Kingdom - 12.7%
BP Amoco Plc (ADR)..............................         1,890           94,217
CGNU Plc........................................         7,580          104,838
Diageo Plc......................................         7,790           85,492
HSBC Holdings Plc...............................         5,660           67,094
Matalan Plc.....................................         8,820           61,552
Next Plc........................................         1,930           25,254
Reckitt Benckiser Plc...........................         4,190           60,427
Reed International Plc..........................        11,920          105,660
Reuters Group Plc...............................         4,650           60,388
Royal Bank of Scotland..........................         4,046           89,205
Vodafone Group Plc..............................        71,470          158,379
                                                                   ------------
                                                                        912,506
                                                                   ------------
United States - 3.7%
NTL, Inc.*......................................           860           10,363
Omnicom Group, Inc..............................         1,100           94,600
Pharmacia Corp..................................           440           20,218
Santa Fe International Corp.....................           710     $     20,590
Synthes Stratec, Inc. (144A)(a)*................           170          103,870
Transocean Sedco Forex, Inc.....................           310           12,788
                                                                   ------------
                                                                        262,429
                                                                   ------------

TOTAL INVESTMENTS - 87.8%
(Cost $6,649,923)                                                     6,324,324

Other Assets and Liabilities (net) - 12.2%                              881,696
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $  7,206,020
                                                                   ============
Portfolio Footnotes:

*   Non-income producing security.

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR - American Depositary Receipt

                       See notes to financial statements

Met Investors Series Trust
Oppenheimer Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                               Value
Description                                               Shares     (Note 2)
--------------------------------------------------------------------------------

Common Stocks - 85.3%
Advertising - 1.2%
Omnicom Group, Inc................................           790     $   67,940
                                                                     ----------
Aerospace & Defense - 1.0%
Boeing Co.........................................           180         10,008
Honeywell International, Inc......................           540         18,895
Northrop Grumman Corp.............................           120          9,612
United Technologies Corp..........................           240         17,582
                                                                     ----------
                                                                         56,097
                                                                     ----------
Apparel Retailers - 1.0%
Gap Stores, Inc...................................         1,970         57,130
                                                                     ----------
Automotive - 0.8%
Ford Motor Co.....................................           660         16,203
Harley-Davidson, Inc..............................           640         30,131
                                                                     ----------
                                                                         46,334
                                                                     ----------
Banking - 2.5%
Bank of America Corp..............................           500         30,015
Golden West Financial Corp........................           210         13,490
J.P. Morgan Chase & Co............................         1,090         48,614
USA Education, Inc................................           650         47,450
                                                                     ----------
                                                                        139,569
                                                                     ----------
Beverages, Food & Tobacco - 2.1%
Anheuser-Busch Co., Inc...........................         1,530         63,036
Pepsico, Inc......................................         1,070         47,294
Sysco Corp........................................           250          6,787
                                                                     ----------
                                                                        117,117
                                                                     ----------
Building Materials - 0.4%
Centex Corp.......................................           520         21,190
                                                                     ----------
Chemicals - 0.5%
Dow Chemical Co...................................           240          7,980
IMC Global, Inc...................................           270          2,754
PPG Industries, Inc...............................           270         14,194
                                                                     ----------
                                                                         24,928
                                                                     ----------
Commercial Services - 0.9%
Concord EFS, Inc.*................................           440         22,884
First Data Corp...................................           430         27,627
                                                                     ----------
                                                                         50,511
                                                                     ----------
Communications - 4.2%
CIENA Corp.*......................................           510         19,380
Cisco Systems, Inc.*..............................         3,030         55,146
Lucent Technologies, Inc..........................         1,570          9,734
McDATA Corp.*.....................................           390          6,844
Nokia Corp. (ADR).................................         3,735         82,319
QUALCOMM, Inc.*...................................           920         53,802
Telefonktiebolaget LM Ericsson AB (ADR)...........           800          4,336
                                                                     ----------
                                                                        231,561
                                                                     ----------
Computer Software & Processing - 7.1%
Cadence Design Systems, Inc.*.....................         1,010         18,816
Check Point Software Technologies, Ltd.*..........           650         32,870
Electronic Arts, Inc.*............................           760         44,004
Fiserv, Inc.*.....................................           110          7,038
Microsoft Corp.*..................................         2,530     $  183,678
Oracle Corp.*.....................................           990         18,810
Peoplesoft, Inc.*.................................           710         34,953
Sybase, Inc.*.....................................           560          9,212
VERITAS Software Corp.*...........................           720         47,902
                                                                     ----------
                                                                        397,283
                                                                     ----------
Computers & Information - 0.4%
Read-Rite Corp.*..................................           240          1,260
SanDisk Corp.*....................................           750         20,917
                                                                     ----------
                                                                         22,177
                                                                     ----------
Electric Utilities - 1.3%
Duke Energy Corp..................................         1,250         48,762
Potomac Electric Power Co.........................           580         12,134
Southern Co.......................................           430          9,997
                                                                     ----------
                                                                         70,893
                                                                     ----------
Electrical Equipment - 1.2%
Emerson Electric Co...............................           670         40,535
General Electric Co...............................           500         24,375
                                                                     ----------
                                                                         64,910
                                                                     ----------
Electronics - 7.7%
Analog Devices, Inc.*.............................           390         16,867
Atmel Corp.*......................................         2,900         39,121
Cypress Semiconductor Corp.*......................         1,080         25,758
Flextronics International, Ltd.*..................         1,680         43,865
International Rectifier Corp.*....................           620         21,142
Micron Technology, Inc.*..........................         1,180         48,498
National Semiconductor Corp.*.....................           910         26,499
PerkinElmer, Inc..................................           430         11,838
RF Micro Devices, Inc.*...........................         1,760         47,168
Sanmina Corp.*....................................         3,310         77,487
Texas Instruments, Inc............................           720         22,680
Vishay Intertechnology, Inc.*.....................         1,370         31,510
Vitesse Semiconductor Corp.*......................           900         18,936
                                                                     ----------
                                                                        431,369
                                                                     ----------
Entertainment & Leisure - 2.1%
Carnival Corp.....................................         2,150         66,005
Royal Caribbean Cruises, Ltd......................         2,420         53,506
                                                                     ----------
                                                                        119,511
                                                                     ----------
Environmental Controls - 1.0%
Waste Management, Inc.............................         1,880         57,942
                                                                     ----------
Financial Services - 2.8%
Charles Schwab Corp. (The)........................           980         14,994
Citigroup, Inc....................................         2,710        143,196
                                                                     ----------
                                                                        158,190
                                                                     ----------
Food Retailers - 1.5%
Kroger Co.*.......................................         1,020         25,500
Safeway, Inc.*....................................         1,180         56,640
                                                                     ----------
                                                                         82,140
                                                                     ----------

                       See notes to financial statements

Met Investors Series Trust
Oppenheimer Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                                 Value
Description                                                Shares       (Note 2)
--------------------------------------------------------------------------------

Health Care Providers - 0.4%
HCA-The Healthcare Company........................           290     $   13,105
Trigon Healthcare, Inc.*..........................           100          6,485
                                                                     ----------
                                                                         19,590
                                                                     ----------
Home Construction, Furnishings & Appliances - 0.3%
Ethan Allen Interiors, Inc........................           430         13,975
                                                                     ----------
Industrial - Diversified - 0.9%
Tyco International, Ltd...........................           908         49,486
                                                                     ----------
Insurance - 2.1%
American International Group, Inc.................           590         50,740
Axa (ADR).........................................           390         10,986
Everest Re Group, Ltd.............................           180         13,464
XL Captial, Ltd...................................           530         43,513
                                                                     ----------
                                                                        118,703
                                                                     ----------
Media - Broadcasting & Publishing - 17.0%
Adelphia Communications Corp.*....................           805         33,005
AOL Time Warner, Inc.*............................         4,770        252,810
Cablevision Systems Corp.*........................           810         47,385
Clear Channel Communications, Inc.*...............         1,570         98,439
Comcast Corp. - Class A*..........................         4,140        179,676
Fox Entertainment Group, Inc. - Class A*..........           620         17,298
Hispanic Broadcasting Corp.*......................         1,070         30,698
McGraw-Hill Companies, Inc. (The).................           770         50,936
News Corp., Ltd. (The) (ADR)......................         2,090         77,644
Univision Communications, Inc.*...................           700         29,946
Viacom Inc. - Class B*............................         2,520        130,410
                                                                     ----------
                                                                        948,247
                                                                     ----------
Medical Supplies - 3.5%
Applera Corp. - Applied Biosystems Group..........           720         19,260
Biomet, Inc.......................................           780         37,487
Medtronic, Inc....................................           880         40,489
Mettler-Toledo International, Inc.*...............           220          9,515
Millipore Corp....................................           250         15,495
Newport Corp......................................           350          9,275
Stryker Corp......................................           610         33,459
Thermo Electron Corp.*............................           300          6,606
Waters Corp.*.....................................           850         23,469
                                                                     ----------
                                                                        195,055
                                                                     ----------
Metals - 0.2%
Alcoa, Inc........................................           250          9,850
                                                                     ----------
Oil & Gas - 7.2%
Amerada Hess Corp.................................           630         50,904
BJ Services Co.*..................................           830         23,555
Coflexip SA (ADR).................................           120          9,036
El Paso Corp......................................         1,160         60,946
Exxon Mobil Corp..................................           990         86,477
Halliburton Co....................................           770         27,412
Kinder Morgan, Inc................................           190          9,548
Noble Drilling Corp.*.............................           340         11,135
Rowan Companies, Inc.*............................           500     $   11,050
Schlumberger, Ltd.................................           140          7,371
Total Fina Elf S.A. (ADR).........................           960         67,392
Varco International, Inc.*........................           550         10,236
Williams Companies, Inc...........................           810         26,690
                                                                     ----------
                                                                        401,752
                                                                     ----------
Pharmaceuticals - 5.8%
Andrx Group*......................................           210         16,170
Cardinal Health, Inc..............................           365         25,185
GlaxoSmithkline Plc (ADR)*........................           650         36,530
IDEC Pharmaceuticals Corp.*.......................           160         10,830
Johnson & Johnson.................................         1,973         98,650
McKesson HBOC, Inc................................           710         26,355
Perrigo Co.*......................................           650         10,849
Pfizer, Inc.......................................         2,040         81,702
Serono SA (ADR)*..................................           650         16,218
                                                                     ----------
                                                                        322,489
                                                                     ----------
Real Estate - 0.5%
Host Marriott Corp. (REIT)........................         2,000         25,040
                                                                     ----------
Retailers - 2.0%
CVS Corp..........................................           800         30,880
Home Depot, Inc...................................           450         20,948
Rite Aid Corp.*...................................           970          8,730
Target Corp.......................................           660         22,836
Tiffany & Co......................................           800         28,976
                                                                     ----------
                                                                        112,370
                                                                     ----------
Telephone Systems - 1.6%
Amdocs, Ltd.*.....................................           350         18,848
Extreme Networks, Inc.*...........................         1,030         30,385
Vodafone Group Plc (ADR)..........................         1,470         32,855
WorldCom, Inc. - WorldCom Group*..................           520          7,779
                                                                     ----------
                                                                         89,867
                                                                     ----------
Textiles, Clothing & Fabrics - 0.6%
NIKE, Inc. - Class B..............................           850         35,692
                                                                     ----------
Transportation - 1.3%
Canadian Pacific, Ltd.............................         1,580         61,225
Expeditors International of Washington, Inc.......           220         13,200
                                                                     ----------
                                                                         74,425
                                                                     ----------
U.S. Government Agency - 2.2%
Federal Home Loan Mortgage Corp...................         1,190         83,300
Federal National Mortgage Association.............           440         37,466
                                                                     ----------
                                                                        120,766
                                                                     ----------
Water Companies - 0.0%
Philadelphia Suburban Corp........................            60          1,530
                                                                     ----------

Total Common Stocks (Cost $4,962,771)                                 4,755,629
                                                                     ----------

                       See notes to financial statements

Met Investors Series Trust
Oppenheimer Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

-------------------------------------------------------------------------------------------------------------
Par         Security                                                                              Value
Amount      Description                                               Coupon      Maturity       (Note 2)
-------------------------------------------------------------------------------------------------------------
            Domestic Bonds & Debt Securities - 0.3%
$15,000     U.S. Treasury Bond (Cost $15,173) ...................     6.375%      04/30/2002     $    15,311
                                                                                                 -----------
            TOTAL INVESTMENTS - 85.6%
            (Cost $4,977,944)                                                                      4,770,940

            Other Assets and Liabilities (net) - 14.4%                                               806,485
                                                                                                 -----------
            TOTAL NET ASSETS - 100%                                                              $ 5,577,425
                                                                                                 ===========
            Portfolio Footnotes:

            * Non-income producing security.

            ADR - American Depository Receipt

            REIT - Real Estate Investment Trust


                       See notes to financial statements

Met Investors Series Trust
PIMCO Money Market Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

------------------------------------------------------------------------------------------------------------------------------------
Par           Security                                                                                                   Value
Amount        Description                                                                Rate          Maturity         (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
              Commercial Paper - 78.5%
              Automotive - 1.9%
$100,000      Ford Motor Credit Co.................................................       4.640%       07/03/2001     $     99,961
                                                                                                                      ------------
              Banking - 38.2%
 100,000      Abbey National North America..........................................      4.330%        08/08/2001          99,531
 100,000      Abbey National North America..........................................      3.580%        09/20/2001          99,185
 100,000      ABN-AMRO North America Finance, Inc...................................      3.930%        09/26/2001          99,039
 100,000      ANZ (Delaware), Inc...................................................      3.800%        08/13/2001          99,536
 100,000      ANZ (Delaware), Inc...................................................      3.900%        08/13/2001          99,523
 100,000      CBA (Delaware) Finance................................................      3.820%        08/14/2001          99,522
 100,000      CBA (Delaware) Finance................................................      4.050%        11/05/2001          98,560
 100,000      ForeningsSparbanken AB (Swedbank).....................................      4.000%        08/15/2001          99,489
 100,000      ForeningsSparbanken AB (Swedbank).....................................      3.700%        09/05/2001          99,311
 100,000      Halifax Group Plc.....................................................      3.800%        08/08/2001          99,588
 100,000      Halifax Group Plc.....................................................      5.050%        08/08/2001          99,522
 100,000      KFW International Finance.............................................      3.680%        07/26/2001          99,734
 100,000      KFW International Finance.............................................      4.000%        08/02/2001          99,633
 100,000      Osterreiche Kontrollbank..............................................      4.720%        07/05/2001          99,934
 100,000      Osterreiche Kontrollbank..............................................      3.620%        09/12/2001          99,256
 290,000      The International Bank for Reconstruction and Development
                  (the World Bank)..................................................      4.020%        07/05/2001         289,838
 100,000      UBS Finance (Delaware), Inc...........................................      5.040%        08/01/2001          99,552
 100,000      UBS Finance (Delaware), Inc...........................................      3.800%        08/08/2001          99,588
                                                                                                                      ------------
                                                                                                                         1,980,341
                                                                                                                      ------------
              Beverages, Food & Tobacco - 1.9%
 100,000      Archer-Daniels-Midland Co.............................................      3.880%        10/05/2001          98,955
                                                                                                                      ------------
              Cosmetics & Personal Care - 3.9%
 200,000      Procter & Gamble Co...................................................      3.860%        07/20/2001         199,571
                                                                                                                      ------------
              Electric Utilities - 5.8%
 100,000      Electricite De France.................................................      3.930%        08/22/2001          99,422
 100,000      Wisconsin Electric Power Co...........................................      3.930%        07/10/2001          99,891
 100,000      Wisconsin Electric Power Co...........................................      3.950%        07/10/2001          99,890
                                                                                                                      ------------
                                                                                                                           299,203
                                                                                                                      ------------
              Electrical Equipment - 3.8%
 100,000      General Electric Capital Corp.........................................      5.000%        07/30/2001          99,584
 100,000      General Electric Capital Corp.........................................      3.810%        08/14/2001          99,524
                                                                                                                      ------------
                                                                                                                           199,108
                                                                                                                      ------------
              Entertainment & Leisure - 3.8%
 100,000      Walt Disney Co. (The).................................................      4.160%        07/31/2001          99,642
 100,000      Walt Disney Co. (The).................................................      3.610%        10/05/2001          99,027
                                                                                                                      ------------
                                                                                                                           198,669
                                                                                                                      ------------
              Financial Services - 13.5%
 200,000      American Express Credit Corp..........................................      3.890%        07/13/2001         199,719
 100,000      Goldman Sachs Group, Inc. (The).......................................      4.560%        07/10/2001          99,874
 200,000      National Rural Utilities..............................................      3.750%        07/27/2001         199,436
 100,000      Queensland Treasury Corp. (U.S.$).....................................      3.940%        07/23/2001          99,748
 100,000      USAA Capital Corp.....................................................      3.850%        09/19/2001          99,134
                                                                                                                      ------------
                                                                                                                           697,911
                                                                                                                      ------------

                       See notes to financial statements

Met Investors Series Trust
PIMCO Money Market Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

------------------------------------------------------------------------------------------------------------------------------------

Par            Security                                                                                                 Value
Amount         Description                                                            Rate           Maturity          (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
               Foreign Municipals - 1.9%
$100,000       Province of Ontario..............................................      3.900%         08/17/2001       $    99,480
                                                                                                                      -----------
               Transportation - 3.8%
 100,000       Reseau Ferre De France...........................................      3.920%         07/25/2001            99,728
 100,000       Reseau Ferre De France...........................................      4.620%         07/25/2001            99,679
                                                                                                                      -----------
                                                                                                                          199,407
                                                                                                                      -----------
               Total Commercial Paper (Cost $4,072,606)                                                                 4,072,606
                                                                                                                      -----------
               U.S. Government & Agency Discount Notes - 13.4%
 200,000       Federal Farm Credit Bank.........................................      3.850%         08/29/2001           198,717
 200,000       Federal Home Loan Mortgage Corp..................................      3.920%         07/05/2001           199,891
 200,000       Federal Home Loan Mortgage Corp..................................      3.520%         10/11/2001           197,986
 100,000       Federal National Mortgage Association............................      3.700%         12/20/2001            98,222
                                                                                                                      -----------
               Total U.S. Government & Agency Discount Notes (Cost $694,816)                                              694,816
                                                                                                                      -----------
-----------------------------------------------------------------------------------------------------------------------------------
Par            Security                                                                                                 Value
Amount         Description                                                            Coupon         Maturity          [Note 2)
------------------------------------------------------------------------------------------------------------------------------------
               U.S. Government & Agency Obligations - 3.1%
 161,558       Federal National Mortgage Association (Cost $162,429)............      7.000%         03/15/2002           162,429
                                                                                                                      -----------
               Corporate Notes - 3.9%
               Banking - 2.0%
 100,000       Wells Fargo Co. .................................................      8.375%         05/15/2002           103,524
               Retailers - 1.9%
 100,000       Wal-Mart Stores, Inc.............................................      6.150%         08/10/2001           100,114
                                                                                                                      -----------
               Total Corporate Notes (Cost $203,638)                                                                      203,638
                                                                                                                      -----------
               TOTAL INVESTMENTS - 98.9%
               (Cost $5,133,489)                                                                                        5,133,489

               Other Assets and Liabilities (net) - 1.1%                                                                   56,212
                                                                                                                      -----------
               TOTAL NET ASSETS - 100%                                                                                $ 5,189,701
                                                                                                                      ===========

                       See notes to financial statements

Met Investors Series Trust
PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

------------------------------------------------------------------------------------------------------------------------------------
Par               Security                                                                                               Value
Amount            Description                                                              Coupon         Maturity      (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
                  Domestic Bonds & Debt Securities - 6.5%
                  Automotive - 0.7%
$    100,000      General Motors Acceptance Corp.....................................      5.114%         05/04/2004   $   100,000
                                                                                                                        ----------
                  Collateralized Mortgage Obligations - 2.4%
     106,057      Residential Funding Mortgage Security..............................      7.750%         10/25/2030       108,314
     121,508      United Mortgage Securities Corp....................................      7.302%         06/25/2032       123,823
      36,403      United Mortgage Securities Corp....................................      7.108%         09/25/2033        37,031
      80,972      Washington Mutual, Inc.............................................      7.628%         12/25/2040        80,971
                                                                                                                        ----------
                                                                                                                           350,139
                                                                                                                        ----------
                  Communications - 1.4%
     200,000      France Telecom S.A. (144A).........................................      6.308%         03/14/2003       202,328
                                                                                                                        ----------
                  Financial Services - 2.0%
     300,000      Small Business Administration......................................      6.353%         03/10/2011       285,844
                                                                                                                        ----------
                  Total Domestic Bonds & Debt Securities (Cost $947,800)                                                   938,311
                                                                                                                        ----------
                  U.S. Government & Agency Obligations - 42.1%
   2,000,000      Federal Home Loan Mortgage Corp.(a)................................      6.000%         07/16/2031     1,919,687
   1,000,000      Federal National Mortgage Association..............................      6.625%         11/15/2010     1,036,481
   2,500,000      Government National Mortgage Association(a)........................      7.000%         07/01/2031     2,521,875
     110,426      U.S. Treasury Inflation Index Note(b)..............................      3.988%         07/15/2002       112,531
     431,348      U.S. Treasury Inflation Index Note.................................      4.163%         01/15/2009       445,637
                                                                                                                        ----------
                  Total U.S. Government & Agency Obligations (Cost $6,078,960)                                           6,036,211
                                                                                                                        ----------

------------------------------------------------------------------------------------------------------------------------------------
Par               Security                                                                                                Value
Amount            Description                                                              Rate           Maturity       (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
                  U.S. Government & Agency Discount Notes - 21.1%
     600,000      Federal Farm Credit Bank...........................................      4.685%         08/29/2001       595,315
     300,000      Federal Home Loan Bank.............................................      4.000%         10/31/2001       295,900
     600,000      Federal Home Loan Mortgage Corp....................................      3.900%         09/13/2001       595,125
     500,000      Federal Home Loan Mortgage Corp....................................      3.540%         10/19/2001       494,542
     200,000      Federal National Mortgage Association..............................      3.650%         09/27/2001       198,195
     800,000      Federal National Mortgage Association..............................      3.630%         12/20/2001       786,045
      30,000      U.S. Treasury Bill(b)..............................................      3.383%         10/18/2001        29,690
      30,000      U.S. Treasury Bill(b)..............................................      3.495%         10/18/2001        29,679
                                                                                                                        ----------
                  Total U.S. Government & Agency Discount Notes (Cost $3,024,491)                                        3,024,491
                                                                                                                        ----------

                  Commercial Paper - 50.7%
                  Banking - 25.0%
     200,000      Abbey National North America.......................................      3.690%         08/01/2001       199,344
     200,000      Abbey National North America.......................................      3.890%         08/01/2001       199,308
     300,000      ABN-AMRO North America Finance, Inc................................      3.590%         09/26/2001       297,368
     200,000      ANZ (Delaware), Inc................................................      3.980%         07/18/2001       199,602
     200,000      ANZ (Delaware), Inc................................................      3.800%         08/13/2001       199,071
     500,000      CBA (Delaware) Finance.............................................      3.600%         10/15/2001       494,650
     300,000      ForeningsSparbanken AB (Swedbank)..................................      3.950%         07/20/2001       299,342
     200,000      ForeningsSparbanken AB (Swedbank)..................................      3.570%         11/20/2001       197,164
     200,000      Halifax Group Plc .................................................      3.710%         08/01/2001       199,340
     300,000      Halifax Group Plc..................................................      3.890%         09/26/2001       297,147
     500,000      KFW International Finance..........................................      3.840%         07/30/2001       498,400

                       See notes to financial statements

Met Investors Series Trust
PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

------------------------------------------------------------------------------------------------------------------------------------
Par           Security                                                                                                  Value
Amount        Description                                                              Rate           Maturity         (Note 2]
------------------------------------------------------------------------------------------------------------------------------------
              Banking - continued
$ 300,000     UBS Finance (Delaware), Inc.........................................     3.670%         08/21/2001    $    298,410
  200,000     UBS Finance (Delaware), Inc.........................................     3.780%         08/22/2001         198,887
                                                                                                                    ------------
                                                                                                                       3,578,033
                                                                                                                    ------------
              Beverages, Food & Tobacco - 4.9%
  200,000     Coca-Cola Co. (The) ................................................     4.240%         07/12/2001         199,718
  500,000     Hershey Foods Corp. ................................................     3.870%         07/13/2001         499,301
                                                                                                                    ------------
                                                                                                                         699,019
                                                                                                                    ------------
              Chemicals - 2.8%
  400,000     Du Pont (E.I.) de Nemours and Co....................................     3.590%         09/21/2001         396,689
                                                                                                                    ------------
              Electric Utilities - 2.1%
  300,000     Electricite De France ..............................................     3.930%         08/22/2001         298,264
                                                                                                                    ------------
              Electrical Equipment - 3.5%
  100,000     General Electric Capital Corp.......................................     3.800%         08/15/2001          99,515
  400,000     General Electric Capital Corp.......................................     3.670%         08/16/2001         398,084
                                                                                                                    ------------
                                                                                                                         497,599
                                                                                                                    ------------
              Entertainment & Leisure - 3.4%
  500,000     Walt Disney Co. (The)...............................................     3.610%         10/05/2001         495,137
                                                                                                                    ------------
              Financial Services - 9.0%
  500,000     National Rural Utilities............................................     3.880%         07/27/2001         498,545
  200,000     Queensland Treasury Corp............................................     3.920%         07/23/2001         199,499
  200,000     Queensland Treasury Corp............................................     4.240%         07/23/2001         199,529
  400,000     USAA Capital Corp...................................................     3.870%         08/15/2001         398,022
                                                                                                                    ------------
                                                                                                                       1,295,595
                                                                                                                    ------------
              Total Commercial Paper (Cost $7,260,336)                                                                 7,260,336
                                                                                                                    ------------
-----------------------------------------------------------------------------------------------------------------------------------
Par           Security                                                                                                   Value
Amount        Description                                                                                               (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
              Options - 0.3%
    6,000     10 Year U.S. Treasury Note Call, strike at 96, expires 08/25/01.............................                42,094
   27,500     CME Eurodollar Put, strike at 92.5, expires 12/14/01........................................                   206
   27,500     CME Eurodollar Put, strike at 93.25, expires 9/14/01........................................                   138
                                                                                                                    ------------
              Total Options (Cost $40,876)                                                                                42,438
                                                                                                                    ------------
              TOTAL INVESTMENTS - 120.7%
              (Cost $17,352,463)                                                                                      17,301,787

              Other Assets and Liabilities (net) - (20.7%)                                                            (2,976,202)
                                                                                                                    ------------

              TOTAL NET ASSETS - 100%                                                                               $ 14,325,585
                                                                                                                    ============

          Portfolio Footnotes:

          (a) Security purchased on a delayed or when-issued basis.

          (b) Held as collateral for open futures contracts.

                       See notes to financial statements

Met Investors Series Trust
PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------

The following table summarizes the portfolio composition of the Portfolio's holdings at June 30, 2001, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used.

    Portfolio Composition by Credit Quality
    ------------------------------------------------------------------------

    Ratings                                            % of Portfolio
    AAA                                                         98.0 %
    AA                                                           0.0
    A                                                            2.0
    BBB                                                          0.0
    BB                                                           0.0
    B:                                                           0.0
    Below B                                                      0.0
    NR                                                           0.0
                                                               -----
                                                               100.0 %
                                                               =====

Note: NR = Not Rated

                       See notes to financial statements

Met Investors Series Trust
PIMCO Innovation Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                                Value
Description                                                Shares      (Note 2)
--------------------------------------------------------------------------------
Common Stocks - 94.3%
Communications - 9.0%
Converse Technology, Inc.* ...............................  1,400    $   80,668
Foundry Networks, Inc.* ..................................  5,000        99,900
Nokia Corp. (ADR) ........................................  5,100       112,404
ONI Systems Corp.* .......................................  2,500        69,750
QUALCOMM, Inc.* ..........................................  3,400       198,832
Telefonktiebolaget LM Ericsson AB (ADR) ..................  8,400        45,528
Tellium, Inc.* ...........................................    500         9,100
                                                                     ----------
                                                                        616,182
                                                                     ----------
Computer Software & Processing - 22.8%
BEA Systems, Inc.* .......................................  3,300       101,343
BMC Software, Inc.* ......................................  4,600       103,684
Brocade Communications Systems, Inc.* ....................  3,000       131,970
Check Point Software Technologies, Ltd.* .................  2,000       101,140
i2 Technologies, Inc.* ...................................  6,600       130,680
Microsoft Corp.* .........................................  2,600       188,760
Openwave Systems, Inc.* ..................................  2,100        72,870
PeopleSoft, Inc.* ........................................  4,400       216,612
Rational Software Corp.* .................................  2,000        56,100
Siebel Systems, Inc.* ....................................  4,300       201,670
VERITAS Software Corp.* ..................................  3,500       232,855
Vignette Corp.* ..........................................  3,800        33,706
                                                                     ----------
                                                                      1,571,390
                                                                     ----------
Computers & Information - 8.3%
Compaq Computer Corp. ....................................  6,200        96,038
Dell Computer Corp.* .....................................  7,700       199,815
Emulex Corp.* ............................................  1,400        56,560
International Business Machines Corp. ....................  1,500       169,500
Research In Motion, Ltd.* ................................  1,600        51,600
                                                                     ----------
                                                                        573,513
                                                                     ----------
Electronics - 15.1%
Applied Micro Circuits Corp.* ............................  3,900        67,080
Broadcom Corp. - Class A* ................................  4,000       171,040
Flextronics International, Ltd.* .........................  1,300        33,943
GlobeSpan, Inc.* .........................................  5,500        80,300
LSI Logic Corp.* .........................................  5,384       101,219
Micron Technology, Inc.* .................................  4,700       193,170
QLogic Corp.* ............................................  1,900       122,455
Sanmina Corp.* ...........................................  4,815       112,719
Texas Instruments, Inc. ..................................  2,200        69,300
Xilinx, Inc.* ............................................  2,200        90,728
                                                                     ----------
                                                                      1,041,954
                                                                     ----------
Fiber Optics - 1.3%
JDS Uniphase Corp.* ......................................  6,938        88,460
                                                                     ----------
Heavy Machinery - 3.1%
Applied Materials, Inc.* .................................  4,400       216,040
                                                                     ----------
Home Construction, Furnishings & Appliances - 1.1%
Gemstar-TV Guide Intl., Inc.* ............................  1,700        74,800
                                                                     ----------

Media - Broadcasting & Publishing - 4.1%
AOL Time Warner, Inc.* ...................................   3,800   $  201,400
Comcast Corp. - Class A* .................................   1,900       82,460
                                                                     ----------
                                                                        283,860
                                                                     ----------
Networking - 10.7%
Cisco Systems, Inc.* .....................................   9,700      176,540
EMC Corp.* ...............................................   3,700      107,485
Extreme Networks, Inc.* ..................................   5,600      165,200
Juniper Networks, Inc.* ..................................   3,100       96,410
Sun Microsystems, Inc.* ..................................  12,300      193,356
                                                                     ----------
                                                                        738,991
                                                                     ----------
Pharmaceuticals - 2.2%
Amgen, Inc.* .............................................   1,600       97,088
IDEC Pharmaceuticals Corp.* ..............................     800       54,152
                                                                     ----------
                                                                        151,240
                                                                     ----------
Retailers - 3.1%
Amazon.com, Inc.* ........................................   5,900       83,485
eBay, Inc.* ..............................................   1,900      130,131
                                                                     ----------
                                                                        213,616
                                                                     ----------
Semiconductors - 11.5%
Agere Systems, Inc.* .....................................   2,700       20,250
Cree, Inc.* ..............................................   1,600       41,832
Intel Corp. ..............................................   5,000      146,250
KLA-Tencor Corp.* ........................................   2,400      140,328
Lam Research Corp.* ......................................   1,800       53,370
Maxim Integrated Products, Inc.* .........................   1,900       83,999
Novellus Systems, Inc.* ..................................   1,800      102,222
Taiwan Semiconductor Manufacturing Co., Ltd.* ............   4,120       62,583
Teradyne, Inc.* ..........................................   4,200      139,020
                                                                     ----------
                                                                        789,854
                                                                     ----------
Telephone Systems - 2.0%
Amdocs, Ltd.* ............................................   2,500      134,625
                                                                     ----------

TOTAL INVESTMENTS - 94.3%
(Cost $6,746,572)                                                     6,494,525

Other Assets and Liabilities (net) - 5.7%                               389,564
                                                                     ----------

TOTAL NET ASSETS - 100%                                              $6,884,089
                                                                     ==========

Portfolio Footnotes:

* Non-income producing security.

ADR - American Depositary Receipt

                       See notes to financial statements

Met Investors Series Trust
Met/Putnam Research Portfolio

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------------
Security                                                               Value
Description                                                Shares     (Note 2)
--------------------------------------------------------------------------------
Common Stocks - 98.5%
Advertising - 1.3%
Interpublic Group of Companies, Inc. (The) ...............  6,700    $  196,645
                                                                     ----------
Apparel Retailers - 1.5%
Limited, Inc. (The) ...................................... 13,555       223,929
                                                                     ----------
Banking - 10.0%
Bank of America Corp. ....................................  4,070       244,322
Comerica, Inc. ...........................................  5,110       294,336
Providian Financial Corp. ................................  4,343       257,106
U.S. Bancorp .............................................  9,605       218,898
Wells Fargo Co. ..........................................  5,875       272,776
Zions Bancorporation .....................................  2,990       176,410
                                                                     ----------
                                                                      1,463,848
                                                                     ----------
Beverages, Food & Tobacco - 10.1%
Coca-Cola Co. (The) ...................................... 12,055       542,475
Coca-Cola Enterprises, Inc. .............................. 12,045       196,936
Heinz (H.J.), Co. ........................................  7,255       296,657
Kraft Foods, Inc. - Class A* .............................  3,250       100,750
Philip Morris Co., Inc. ..................................  6,920       351,190
                                                                     ----------
                                                                      1,488,008
                                                                     ----------
Commercial Services - 2.5%
Convergys Corp.* .........................................  5,930       179,382
KPMG Consulting, Inc.* ................................... 11,715       179,825
                                                                     ----------
                                                                        359,207
                                                                     ----------
Communications - 3.9%
Cisco Systems, Inc.* ..................................... 19,340       351,988
QUALCOMM, Inc.* ..........................................  3,700       216,376
                                                                     ----------
                                                                        568,364
                                                                     ----------
Computer Software & Processing - 7.7%
BEA Systems, Inc.* .......................................  3,325       102,111
CheckFree Corp.* .........................................  3,880       136,072
Microsoft Corp.* .........................................  9,866       716,272
Parametric Technology Corp.* ............................. 12,200       170,678
                                                                     ----------
                                                                      1,125,133
                                                                     ----------
Computers & Information - 1.4%
Compaq Computer Corp. .................................... 13,250       205,242
                                                                     ----------
Electric Utilities - 3.7%
CMS Energy Corp. .........................................  5,790       161,251
Entergy Corp. ............................................    495        19,003
FPL Group, Inc. ..........................................  4,160       250,474
NiSource, Inc. ...........................................  4,155       113,556
                                                                     ----------
                                                                        544,284
                                                                     ----------

Electronics - 5.3%
Applied Micro Circuits Corp.* ............................  7,830       134,676
Celestica, Inc.* .........................................  2,840       146,260
Flextronics International, Ltd.* .........................  5,400       140,994

Micron Technology, Inc.* .................................  5,395       221,734
PMC-Sierra, Inc.* ........................................  4,440       137,951
                                                                     ----------
                                                                        781,615
                                                                     ----------
Financial Services - 6.9%
Charles Schwab Corp. (The) ...............................    210         3,213
Citigroup, Inc. .......................................... 12,260       647,818
Goldman Sachs Group, Inc. (The) ..........................  1,145        98,241
Morgan Stanley Dean Witter & Co. .........................  3,990       256,278
                                                                     ----------
                                                                      1,005,550
                                                                     ----------
Food Retailers - 1.7%
Starbucks Corp.* ......................................... 10,640       244,720
                                                                     ----------
Forest Products & Paper - 2.3%
Smurfit-Stone Container Corp.* ........................... 11,330       183,546
Weyerhauser Co. ..........................................  2,830       155,565
                                                                     ----------
                                                                        339,111
                                                                     ----------
Heavy Machinery - 1.9%
Baker Hughes, Inc. .......................................  2,675        89,613
Eaton Corp. ..............................................  2,610       182,961
                                                                     ----------
                                                                        272,574
                                                                     ----------
Industrial - Diversified - 2.5%
Tyco International, Ltd. .................................  6,615       360,518
                                                                     ----------

Insurance - 2.3%
Cigna Corp. ..............................................  2,470       236,675
XL Captial, Ltd. .........................................  1,280       105,088
                                                                     ----------
                                                                        341,763
                                                                     ----------
Media - Broadcasting & Publishing - 8.1%
AOL Time Warner, Inc.* ...................................  9,010       477,530
Clear Channel Communications, Inc.* ......................  6,490       406,923
Viacom Inc. - Class B* ...................................  5,995       310,241
                                                                     ----------
                                                                      1,194,694
                                                                     ----------

Medical Supplies - 2.6%
Medtronic, Inc. ..........................................  8,320       382,803
                                                                     ----------
Oil & Gas - 7.8%
Conoco, Inc. .............................................  1,070        30,174
Exxon Mobil Corp. ........................................  4,609       402,596
Royal Dutch Petroleum Co. ................................  7,687       447,921
Total Fina Elf S.A. (ADR) ................................  1,375        96,525
Transocean Sedco Forex, Inc. .............................  2,012        82,995
Unocal Corp. .............................................  2,590        88,449
                                                                     ----------
                                                                      1,148,660
                                                                     ----------
Pharmaceuticals - 6.9%
AstraZeneca Plc (ADR) ....................................  5,965       278,864
Pharmacia Corp. ..........................................  7,760       356,572
Schering-Plough Corp. .................................... 10,563       382,803
                                                                     ----------
                                                                      1,018,239
                                                                     ----------

                       See notes to financial statements

Met Investors Series Trust
Met/Putnam Research Portfolio

PORTFOLIO OF INVESTMENTS - continued
June 30, 2001 (Unaudited)
(Percentage of Net Assets)

--------------------------------------------------------------------------
Security                                                         Value
Description                                         Shares      (Note 2)
--------------------------------------------------------------------------
Retailers - 2.6%
CVS Corp. .......................................    5,100    $   196,860
TJX Companies, Inc. .............................    5,955        189,786
                                                              -----------
                                                                  386,646
                                                              -----------
Telephone Systems - 5.5%
AT&T Corp. - Liberty Media Group* ...............    8,045        140,707
Qwest Communications Intl., Inc.* ...............    8,506        271,086
SBC Communications, Inc. ........................    9,909        396,955
                                                              -----------
                                                                  808,748
                                                              -----------
TOTAL INVESTMENTS - 98.5%
(Cost $14,935,525)                                             14,460,301

Other Assets and Liabilities (net) - 1.5%                         216,314
                                                              -----------

TOTAL NET ASSETS - 100%                                       $14,676,615
                                                              ===========

Portfolio Footnotes:

* Non-income producing security.

ADR - American Depositary Receipt

                       See notes to financial statements

MET INVESTORS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2001 (UNAUDITED)

                                                                              J.P. Morgan        J.P. Morgan         J.P. Morgan
                                                                            Small Cap Stock      Quality Bond       Select Equity
                                                                               Portfolio           Portfolio          Portfolio
                                                                            ---------------     --------------     ---------------
Assets
     Investments, at value (Note 2)*                                        $    98,878,394     $  124,976,883     $   219,317,540
     Cash                                                                         5,515,711          4,738,060           6,252,647
     Cash denominated in foreign currencies**                                            --              3,430                  --
     Receivable for investments sold                                                536,986                702             567,451
     Receivable for Trust shares sold                                                   900             40,809                 787
     Dividends receivable                                                            76,156                 --             216,527
     Interest receivable                                                             59,773          2,046,320              61,330
     Net variation margin on financial futures contracts (Note 6)                        --             36,577              17,625
     Unrealized appreciation on forward currency contracts (Note 7)                      --            257,889                  --
                                                                            ---------------     --------------     ---------------
        Total assets                                                            105,067,920        132,100,670         226,443,907
                                                                            ---------------     --------------     ---------------
Liabilities
        Payables for:
        Investments purchased                                                       826,330            117,257             788,511
        When-issued / delayed delivery investments (Note 2)                              --          2,328,750                  --
        Trust shares redeemed                                                        33,473             26,588              66,570
        Unrealized depreciation on forward currency contracts (Note 7)                   --                 --                  --
        Distribution and service fees - Class B                                           9                114                 155
        Securities on loan                                                       13,581,123          5,522,000          10,700,384
        Investment advisory fee payable (Note 3)                                     59,539             48,218             104,587
        Accrued expenses                                                             89,253             71,477              82,211
                                                                            ---------------     --------------     ---------------
        Total liabilities                                                        14,589,727          8,114,404          11,742,418
                                                                            ---------------     --------------     ---------------
Net Assets                                                                  $    90,478,193     $  123,986,266     $   214,691,489
                                                                            ===============     ==============     ===============
Net Assets Represented by:
     Paid in surplus                                                             86,404,239     $  122,069,463     $   219,018,801
     Accumulated net realized gain (loss)                                         1,137,619         (2,692,882)         (4,822,999)
     Unrealized appreciation (depreciation) on investments, futures
     contracts and foreign currency                                               2,870,411            699,923              63,746
     Undistributed (distributions in excess of) net investment income                65,924          3,909,762             431,941

                                                                            ---------------     --------------     ---------------
        Total                                                               $    90,478,193     $  123,986,266     $   214,691,489
                                                                            ===============     ==============     ===============
Net Assets
     Class A                                                                     90,413,111        123,086,175         213,612,382
                                                                            ===============     ==============     ===============
     Class B                                                                         65,082            900,091           1,079,107
                                                                            ===============     ==============     ===============
Capital shares outstanding
     Class A                                                                      7,147,022         11,167,313          15,904,534
                                                                            ===============     ==============     ===============
     Class B                                                                          5,147             81,697              80,425
                                                                            ===============     ==============     ===============
Net Asset Value and Offering Price Per Share
     Class A                                                                          12.65              11.02               13.43
                                                                            ===============     ==============     ===============
     Class B                                                                          12.64              11.02               13.42
                                                                            ===============     ==============     ===============

-----------------------------------------------------------------------------------------------------------------------------------
*    Investments at cost                                                    $    96,007,983     $  124,502,579     $   219,228,112
**   Cost of cash denominated in foreign currencies                                      --             17,117                  --

                       See notes to financial statements

 J.P. Morgan          J.P. Morgan             Lord Abbett       Lord Abbett
Enhanced Index    International Equity      Bond Debenture     Mid-Cap Value
  Portfolio            Portfolio               Portfolio         Portfolio
--------------    --------------------      --------------     --------------
$  232,666,746    $        100,088,345      $  168,122,527     $   74,045,204
       499,771                 428,281           2,391,063          2,488,893
            --                 321,848                  --                 --
       767,847                 257,988             154,661          1,058,235
         2,622                   6,543              99,210                139
       237,010                 156,020               3,750             80,236
        43,936                  27,370           3,175,595             37,768
         2,350                   5,200                  --                 --
            --                      --                  --                 --
--------------    --------------------      --------------     --------------
   234,220,282             101,291,595         173,946,806         77,710,475
--------------    --------------------      --------------     --------------

       761,821                 253,391             238,433                 --
            --                      --                  --                 --
        46,142                  47,620              27,037             17,322
            --                 184,164                  --                 --
            60                      34                 448                293
    11,159,820               5,536,669          12,513,200          7,323,296
       104,244                  78,706              78,481             34,469
        94,837                 122,383              85,595             66,420

--------------    --------------------      --------------     --------------
    12,166,924               6,222,967          12,943,194          7,441,800
--------------    --------------------      --------------     --------------
$  222,053,358    $         95,068,628      $  161,003,612     $   70,268,675
==============    ====================      ==============     ==============

$  241,256,054    $        119,085,968      $  174,897,815     $   54,644,106
   (14,347,921)            (12,884,719)         (5,497,765)         3,915,866

    (5,523,614)            (10,992,495)        (14,345,267)        11,434,890
       668,839                (140,126)          5,948,829            273,813

--------------    --------------------      --------------     --------------
$  222,053,358    $         95,068,628      $  161,003,612     $   70,268,675
==============    ====================      ==============     ==============

   221,485,689              94,845,158         157,551,432         68,029,866
==============    ====================      ==============     ==============
       567,669                 223,470           3,452,180          2,238,809
==============    ====================      ==============     ==============

    14,046,886              10,240,179          14,261,701          4,288,678
==============    ====================      ==============     ==============
        36,021                  24,147             312,640            141,193
==============    ====================      ==============     ==============

         15.77                    9.26               11.05              15.86
==============    ====================      ==============     ==============
         15.76                    9.25               11.04              15.86
==============    ====================      ==============     ==============


-----------------------------------------------------------------------------
$  238,178,737    $        110,890,859      $  182,467,794     $   62,610,314
            --                 313,948                  --                 --

                       See notes to financial statements

MET INVESTORS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2001 (UNAUDITED)

                                                                         Lord Abbett             Lord Abbett          Lord Abbett
                                                                      Developing Growth     Growth Opportunities   Growth and Income
                                                                          Portfolio               Portfolio            Portfolio
                                                                      -----------------     --------------------   -----------------
Assets
        Investments, at value (Note 2)*                               $        45,716,322   $          3,504,225   $   1,351,741,030
        Cash                                                                    1,201,005                224,656           5,253,081
        Receivable for investments sold                                           287,758                  2,924           9,346,834
        Receivable for Trust shares sold                                               --                 16,086             239,137
        Dividends receivable                                                        3,023                    214           2,099,071
        Interest receivable                                                        26,479                    390             215,593
        Unrealized appreciation on forward currency contracts (Note 7)                 --                     --                  --
        Receivable from investment adviser (Note 3)                                    --                 31,528                  --
                                                                      -------------------   --------------------   -----------------
             Total assets                                                      47,234,587              3,780,023       1,368,894,746
                                                                      -------------------   --------------------   -----------------
Liabilities
        Due to bank                                                                    --                     --                  --
        Payables for:
             Investments purchased                                                243,040                     --           3,940,512
             Trust shares redeemed                                                  8,024                     --             250,661
             Distribution and service fees - Class B                                   --                    657               1,554
             Cash denominated in foreign currencies**                                  --                     --                  --
             Securities on loan                                                 6,508,572                     --          49,391,959
             Investment advisory fee payable (Note 3)                              18,751                     --             629,749
        Accrued expenses                                                           58,275                 16,981             248,569
                                                                      -------------------   --------------------   -----------------
             Total liabilities                                                  6,836,662                 17,638          54,463,004
                                                                      -------------------   --------------------   -----------------
Net Assets                                                            $        40,397,925   $          3,762,385   $   1,314,431,742
                                                                      ===================   ====================   =================
Net Assets Represented by:
        Paid in surplus                                               $        44,056,541   $          3,871,030   $   1,092,722,431
        Accumulated net realized gain (loss)                                   (2,108,816)              (143,240)         41,723,198
        Unrealized appreciation (depreciation) on investments,
             futures contracts and foreign currency                            (1,417,976)                42,870         173,244,638
        Undistributed (distributions in excess of) net investment
             income                                                              (131,824)                (8,275)          6,741,475
                                                                      -------------------   --------------------   -----------------
             Total                                                    $        40,397,925   $          3,762,385   $   1,314,431,742
                                                                      ===================   ====================   =================
Net Assets
        Class A                                                                40,033,157                190,714       1,302,813,456
                                                                      ===================   ====================   =================
        Class B                                                                   364,768              3,571,671          11,618,286
                                                                      ===================   ====================   =================
Capital shares outstanding
        Class A                                                                 3,642,953                 19,768          51,126,535
                                                                      ===================   ====================   =================
        Class B                                                                    33,201                370,624             456,073
                                                                      ===================   ====================   =================
Net Asset Value and Offering Price Per Share
        Class A                                                                     10.99                   9.65               25.48
                                                                      ===================   ====================   =================
        Class B                                                                     10.99                   9.64               25.47
                                                                      ===================   ====================   =================

------------------------------------------------------------------------------------------------------------------------------------
*       Investments at cost                                           $        47,134,298   $          3,461,355   $   1,178,496,392
**      Cost of cash denominated in foreign currencies                                 --                     --                  --

                       See notes to financial statements

               Firstar              Firstar               Firstar                     Janus
              Balanced           Equity Income     Growth & Income Equity        Aggressive Growth
              Portfolio            Portfolio             Portfolio                   Portfolio
        -------------------   ------------------   ----------------------       -------------------
        $         7,986,808   $        5,727,637   $           12,225,351       $         5,917,387
                    576,464                   --                   78,698                    86,402
                        376                   --                       --                    25,821
                         --                   --                       --                    11,357
                      3,015                6,020                    6,767                       850
                     33,450                   --                      467                     3,150
                         --                   --                       --                        15
                         --                   --                       --                    23,842
        -------------------   ------------------   ----------------------       -------------------
                  8,600,113            5,733,657               12,311,283                 6,068,824
        -------------------   ------------------   ----------------------       -------------------

                         --               26,106                       --                        --

                    209,290                   --                       --                    34,549
                        888                1,481                    1,792                        --
                         --                   --                       --                     1,112
                         --                   --                       --                     2,262
                         --                   --                       --                        --
                      2,490                2,249                    5,233                        --
                     26,071               25,143                   26,051                     9,407
        -------------------   ------------------   ----------------------       -------------------
                    238,739               54,979                   33,076                    47,330
        -------------------   ------------------   ----------------------       -------------------
        $         8,361,374   $        5,678,678   $           12,278,207       $         6,021,494
        ===================   ==================   ======================       ===================

        $         8,331,725   $        5,008,378   $           13,377,315       $         6,951,805
                     (5,707)             (89,698)                (230,424)                 (667,728)

                    (26,905)             730,900                 (885,988)                 (266,392)
                     62,261               29,098                   17,304                     3,809
        -------------------   ------------------   ----------------------       -------------------
        $         8,361,374   $        5,678,678   $           12,278,207       $         6,021,494
        ===================   ==================   ======================       ===================

                  8,361,374            5,678,678               12,278,207                        --
        ===================   ==================   ======================       ===================
                         --                   --                       --                 6,021,494
        ===================   ==================   ======================       ===================

                    741,191              451,523                1,144,400                        --
        ===================   ==================   ======================       ===================
                         --                   --                       --                   725,188
        ===================   ==================   ======================       ===================

                      11.28                12.58                    10.73                        --
        ===================   ==================   ======================       ===================
                         --                   --                       --                      8.30
        ===================   ==================   ======================       ===================

        -------------------------------------------------------------------------------------------
        $         8,013,713   $        4,996,737   $           13,111,339       $         6,183,789
                         --                   --                       --                    (2,286)

                      See notes to financial statements

MET INVESTORS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2001 (UNAUDITED)

                                                                          MFS                     MFS                Oppenheimer
                                                                    Mid Cap Growth     Research International   Capital Appreciation
                                                                       Portfolio               Portfolio              Portfolio
                                                                   ----------------   -----------------------  --------------------
Assets
        Investments, at value (Note 2)*                            $      9,061,452   $             6,324,324  $          4,770,940
        Cash                                                              1,241,652                   876,367             1,210,883
        Cash denominated in foreign currencies**                                 --                    33,264                 6,930
        Receivable for investments sold                                      59,698                    65,119                16,017
        Receivable for Trust shares sold                                     74,393                    17,690                10,287
        Dividends receivable                                                    414                     5,881                 1,981
        Interest receivable                                                   4,467                     1,844                 2,847
        Receivable from investment adviser (Note 3)                          21,415                    49,481                25,965
                                                                   ----------------   -----------------------  --------------------
          Total assets                                                   10,463,491                 7,373,970             6,045,850
                                                                   ----------------   -----------------------  --------------------
Liabilities
        Payables for:
          Investments purchased                                             661,786                   156,693               457,714
          When-issued / delayed delivery investments (Note 2)                    --                        --                    --
          Trust shares redeemed                                                  --                       101                    --
          Net variation margin on financial futures contracts
               (Note 6)                                                          --                        --                    --
          Open swap contracts at fair value (Note 9)                             --                        --                    --
          Unrealized depreciation on forward currency contracts
               (Note 7)                                                          --                       949                    --
          Distribution and service fees - Class B                             1,252                     1,136                   954
          Portfolio Distributions - Class B                                      --                        --                    --
        Accrued expenses                                                     10,468                     9,071                 9,757
                                                                   ----------------   -----------------------  --------------------
          Total liabilities                                                 673,506                   167,950               468,425
                                                                   ----------------   -----------------------  --------------------
Net Assets                                                         $      9,789,985   $             7,206,020  $          5,577,425
                                                                   ================   =======================  ====================
Net Assets Represented by:
        Paid in surplus                                            $     10,171,499   $             7,688,845  $          5,834,207
        Accumulated net realized gain (loss)                                 99,324                  (182,627)              (56,286)
        Unrealized appreciation (depreciation) on investments,
          futures contracts, swap contracts and foreign currency           (475,467)                 (326,151)             (206,897)
        Undistributed (distributions in excess of) net investment
          income                                                             (5,371)                   25,953                 6,401
                                                                   ----------------   -----------------------  --------------------
          Total                                                    $      9,789,985   $             7,206,020  $          5,577,425
                                                                   ================   =======================  ====================
Net Assets
        Class A                                                           2,754,804                 1,026,653                    --
                                                                   ================   =======================  ====================
        Class B                                                           7,035,181                 6,179,367             5,577,425
                                                                   ================   =======================  ====================
Capital shares outstanding
        Class A                                                             289,584                   112,194                    --
                                                                   ================   =======================  ====================
        Class B                                                             740,798                   675,305               596,691
                                                                   ================   =======================  ====================
Net Asset Value and Offering Price Per Share
        Class A                                                                9.51                      9.15                    --
                                                                   ================   =======================  ====================
        Class B                                                                9.50                      9.15                  9.35
                                                                   ================   =======================  ====================

------------------------------------------------------------------------------------------------------------------------------------
*       Investments at cost                                        $      9,536,919   $             6,649,923  $          4,977,944
**      Cost of cash denominated in foreign currencies                           --                    33,543                 6,823

                       See notes to financial statements

             PIMCO               PIMCO               PIMCO              Met/Putnam
         Money Market        Total Return          Innovation            Research
           Portfolio           Portfolio           Portfolio             Portfolio
       ----------------    -----------------    -----------------    ------------------
       $       5,133,489    $     17,301,787    $       6,494,525    $       14,460,301
                  92,000           1,179,569              384,112               130,554
                      --                  --                   --                    --
                      --                  --               83,372               659,469
                      --             288,584               37,026                33,883
                      --                  --                  312                13,949
                   5,349              27,259                1,503                   997
                  17,586              15,672               25,678                22,153
       -----------------   -----------------    -----------------    ------------------
               5,248,424          18,812,871            7,026,528            15,321,306
       -----------------   -----------------    -----------------    ------------------

                      --                  --              131,109               630,967
                      --           4,465,625                   --                    --
                  49,874                  --                   --                    --
                      --              10,856                   --                    --
                      --                 394                   --                    --

                      --                  --                   --                    --
                     923               1,584                  808                 2,848
                     696                  --                   --                    --
                   7,230               8,827               10,522                10,876
       -----------------   -----------------    -----------------    ------------------
                  58,723           4,487,286              142,439               644,691
       -----------------   -----------------    -----------------    ------------------
       $       5,189,701   $      14,325,585    $       6,884,089    $       14,676,615
       =================   =================    =================    ==================

       $       5,189,701   $      14,280,619    $       7,787,874    $       16,192,573
                     237              12,863             (643,210)           (1,062,114)

                      --             (68,565)            (252,047)             (475,224)
                    (237)            100,668               (8,528)               21,380
       -----------------   -----------------    -----------------    ------------------
       $       5,189,701   $      14,325,585    $       6,884,089    $       14,676,615
       =================   =================    =================    ==================

                      --           4,824,687            2,397,285                    --
       =================   =================    =================    ==================
               5,189,701           9,500,898            4,486,804            14,676,615
       =================   =================    =================    ==================

                      --             476,512              315,517                    --
       =================   =================    =================    ==================
               5,189,701             940,074              591,366             1,630,735
       =================   =================    =================    ==================

                      --               10.13                 7.60                    --
       =================   =================    =================    ==================
                    1.00               10.11                 7.59                  9.00
       =================   =================    =================    ==================

---------------------------------------------------------------------------------------
      $        5,133,489  $       17,352,463   $        6,746,572   $        14,935,525
                      --                  --                   --                    --

                       See notes to financial statements

MET INVESTORS SERIES TRUST
STATEMENTS OF OPERATIONS

For Six Months Ended June 30, 2001 (UNAUDITED)

                                                                                   J.P. Morgan       J.P. Morgan        J.P. Morgan
                                                                                 Small Cap Stock     Quality Bond      Select Equity
                                                                                    Portfolio          Portfolio          Portfolio
                                                                                -----------------   --------------    --------------
Investment Income
   Dividends (1)                                                                $         390,553   $           --    $   1,091,319
   Interest (2)                                                                           136,824        4,283,445          134,452
                                                                                -----------------   --------------    -------------
     Total investment income                                                              527,377        4,283,445        1,225,771
                                                                                -----------------   --------------    -------------
Expenses
   Investment advisory fee (Note 3)                                                       369,938          304,106          673,805
   Distribution fee - Class B                                                                  12              161              231
   Custody, fund accounting, administration, and transfer agent fees                       62,818           66,948           84,015
   Audit                                                                                    8,140            8,200            8,140
   Trustee fees and expenses                                                                4,471            4,471            4,456
   Legal                                                                                    7,097            7,097            7,097
   Insurance                                                                                1,460            1,753            3,391
   Shareholder reporting                                                                    7,403            5,378           11,908
                                                                                -----------------   --------------    -------------
     Total expenses                                                                       461,339          398,114          793,043
     Less fees waived and expenses reimbursed by the advisor                                   --           51,566               --
                                                                                -----------------   --------------    -------------
     Net expenses                                                                         461,339          346,548          793,043
                                                                                -----------------   --------------    -------------
   Net investment income                                                                   66,038        3,936,897          432,728
                                                                                -----------------   --------------    -------------
Net Realized and Unrealized Gain (Loss) on Investments, Futures
   Contracts, and Foreign Currency Related Transactions
   Net realized gain (loss) on investments                                              1,290,390        2,550,476       (2,409,155)
   Net realized gain (loss) on futures contracts                                               --          260,066          (68,343)
   Net realized gain on foreign currency related transactions                                  --           36,840               --
                                                                                -----------------   --------------    -------------
     Net realized gain (loss) on investments, futures contracts and
        foreign currency related transactions                                           1,290,390        2,847,382       (2,477,498)
                                                                                -----------------   --------------    -------------
   Unrealized appreciation (depreciation) on investments, futures contracts and foreign currency
        Beginning of period                                                             5,988,296        3,383,274        2,333,007
        End of period                                                                   2,870,411          699,923           63,746
                                                                                -----------------   --------------    -------------
   Net change in unrealized depreciation on investments, futures contracts
     and foreign currency                                                              (3,117,885)      (2,683,351)      (2,269,261)
                                                                                -----------------   --------------    -------------
   Net realized and unrealized gain (loss) on investments, futures contracts
     and foreign currency related transactions                                         (1,827,495)         164,031       (4,746,759)
                                                                                -----------------   --------------    -------------
Net Increase (Decrease) in Net Assets Resulting from Operations                 $      (1,761,457)  $    4,100,928    $  (4,314,031)
                                                                                =================   ==============    =============

------------------------------------------------------------------------------------------------------------------------------------
(1) Dividend income is net of withholding taxes of:                             $             101   $           --    $          --
(2) Interest income includes security lending income of:                        $          27,474   $       17,043    $      16,303

                       See notes to financial statements

   J.P. Morgan            J.P. Morgan         Lord Abbett       Lord Abbett
 Enhanced Index      International Equity   Bond Debenture    Mid-Cap Value
    Portfolio             Portfolio           Portfolio         Portfolio
-----------------    --------------------  ---------------  ------------------
$       1,408,181    $          1,008,001  $       226,648  $          500,117
           26,479                  48,348        6,547,831              73,239

-----------------    --------------------  ---------------  ------------------
        1,434,660               1,056,349        6,774,479             573,356
-----------------    --------------------  ---------------  ------------------

          661,120                 403,839          502,620             237,431
               80                      53              574                 419
           91,700                 178,881           65,013              48,033
            8,140                  10,043            8,622               8,504
            4,472                   4,471            4,471               4,471
            7,097                   7,097            7,097               7,097
            3,649                   1,749            2,314                 894
           11,610                   9,371            8,699               3,813

-----------------    --------------------  ---------------  ------------------
          787,868                 615,504          599,410             310,662
           22,856                  57,327           17,092              11,297

-----------------    --------------------  ---------------  ------------------
          765,012                 558,177          582,318             299,365
-----------------    --------------------  ---------------  ------------------
          669,648                 498,172        6,192,161             273,991
-----------------    --------------------  ---------------  ------------------

       (9,131,666)            (12,375,617       (2,311,514)          4,034,660
          (11,571)               (473,088               --                  --
               --                 713,101               --                  --
-----------------    --------------------  ---------------  ------------------

       (9,143,237)            (12,135,604)      (2,311,514)          4,034,660
-----------------    --------------------  ---------------  ------------------

       (1,421,058)             (5,369,713)     (13,810,890)         13,756,473
       (5,523,614)            (10,992,495)     (14,345,267)         11,434,890
-----------------    --------------------  ---------------  ------------------

       (4,102,556              (5,622,782)        (534,377)         (2,321,583)
-----------------    --------------------  ---------------  ------------------

      (13,245,793)            (17,758,386)      (2,845,891)          1,713,077
-----------------    --------------------  ---------------  ------------------

$     (12,576,145)   $        (17,260,214) $     3,346,270  $        1,987,068
=================    ====================  ===============  ==================

------------------------------------------------------------------------------
$           6,847    $            144,014               --  $            1,402
$          20,660    $             30,450           13,781  $            6,094

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF OPERATIONS

For the Period or Six Months Ended June 30, 2001 (UNAUDITED)

                                                                            Lord Abbett          Lord Abbett         Lord Abbett
                                                                         Developing Growth  Growth Opportunities  Growth and Income
                                                                             Portfolio            Portfolio           Portfolio
                                                                         ----------------      --------------     -----------------
Investment Income
   Dividends (1)                                                         $         25,237      $        1,394     $       9,812,124
   Interest (2)                                                                    37,481               2,520               767,202

                                                                         ----------------      --------------     -----------------
     Total investment income                                                       62,718               3,914            10,579,326
                                                                         ----------------      --------------     -----------------

Expenses
   Investment advisory fee (Note 3)                                               151,540               7,778             3,519,830
   Distribution fee - Class B                                                          69               2,746                 2,116
   Custody, fund accounting, administration, and transfer agent fees               54,454              52,808               250,121
   Organizational expense                                                              --              29,443                    --
   Audit                                                                            8,504               7,520                 8,504
   Trustee fees and expenses                                                        4,471               3,832                 4,471
   Legal                                                                            7,097               6,406                 7,097
   Insurance                                                                          632                  65                20,266
   Shareholder reporting                                                            4,272                 204                24,731

                                                                         ----------------      --------------     -----------------
     Total expenses                                                               231,039             110,802             3,837,136
     Less fees waived and expenses reimbursed by the advisor                       36,497              98,613                 1,650

                                                                         ----------------      --------------     -----------------
     Net expenses                                                                 194,542              12,189             3,835,486
                                                                         ----------------      --------------     -----------------
   Net investment income                                                         (131,824)             (8,275)             6,743,840
                                                                         ----------------      --------------     -----------------

Net Realized and Unrealized Gain (Loss) on Investments and
   Foreign Currency Related Transactions
   Net realized gain (loss) on investments                                        (69,909)           (143,240)           47,560,130
   Net realized loss on foreign currency related transactions                          --                  --                    --
                                                                         ----------------      --------------     -----------------

     Net realized gain (loss) on investments and foreign currency
        related transactions                                                      (69,909)           (143,240)           47,560,130
                                                                         ----------------      --------------     -----------------

   Unrealized appreciation (depreciation) on investments and foreign currency
        Beginning of period                                                       132,309                  --           183,228,821
        End of period                                                          (1,417,976)             42,870           173,244,638
                                                                         ----------------      --------------     -----------------

   Net change in unrealized appreciation (depreciation) on
     investments and foreign currency                                          (1,550,285)             42,870            (9,984,183)
                                                                         ----------------      --------------     -----------------

   Net realized and unrealized gain (loss) on investments and foreign
     currency related transactions                                             (1,620,194)           (100,370)           37,575,947
                                                                         ----------------      --------------     -----------------

Net Increase (Decrease) in Net Assets Resulting from Operations          $     (1,752,018)     $     (108,645)    $      44,319,787
                                                                         ================      ==============     =================


-----------------------------------------------------------------------------------------------------------------------------------
(1) Dividend income is net of withholding taxes of:                      $             --      $           15     $          87,897
(2) Interest income includes security lending income of:                 $         23,007      $           --     $          43,656

                       See notes to financial statements

     Firstar             Firstar              Firstar                Janus
     Balanced         Equity Income    Growth & Income Equity  Aggressive Growth
    Portfolio           Portfolio            Portfolio             Portfolio
-----------------  ------------------   --------------------   ----------------
$          31,287  $           62,703   $             75,648   $          6,109
           97,881               1,404                 13,523             17,396
-----------------  ------------------   --------------------   ----------------
          129,168              64,107                 89,171             23,505
-----------------  ------------------   --------------------   ----------------

           44,127              32,152                 65,642             14,324
               --                  --                     --              4,476
           30,001              27,396                 30,196             46,397
               --                  --                     --             29,443
            6,614               6,586                  6,586              7,520
            4,471               4,471                  4,471              3,832
            7,097               7,097                  7,096              6,406
              142                 111                    223                937
              485                 390                    717              3,395

-----------------  ------------------   --------------------   ----------------
           92,937              78,203                114,931            116,730
           44,818              43,214                 43,134             97,034

-----------------  ------------------   --------------------   ----------------
           48,119              34,989                 71,797             19,696

-----------------  ------------------   --------------------   ----------------
           81,049              29,118                 17,374              3,809
-----------------  ------------------   --------------------   ----------------

          337,521              (9,942)              (229,937)          (667,695)
               --                  --                     --                (33)
-----------------  ------------------   --------------------   ----------------

          337,521              (9,942)              (229,937)          (667,728)
-----------------  ------------------   --------------------   ----------------

          578,266             819,880                549,888                 --
          (26,905)            730,900               (885,988)          (266,392)
-----------------  ------------------   --------------------   ----------------

         (605,171)            (88,980)            (1,435,876)          (266,392)
-----------------  ------------------   --------------------   ----------------

         (267,650)            (98,922)            (1,665,813)          (934,120)
-----------------  ------------------   --------------------   ----------------

$        (186,601) $          (69,804)  $         (1,648,439)  $       (930,311)
=================  ==================   ====================   ================

_______________________________________________________________________________
$              44  $               17   $                119   $            264
$              --  $               --   $                 --   $             --

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2001 (UNAUDITED)

                                                                            MFS                 MFS                 Oppenheimer
                                                                       Mid Cap Growth  Research International   Capital Appreciation
                                                                         Portfolio           Portfolio              Portfolio
                                                                       --------------- ----------------------   -------------------
Investment Income
   Dividends (1)                                                       $       1,126   $               43,097   $             8,441
   Interest (2)                                                               14,980                    7,003                10,576

                                                                       --------------- ----------------------   -------------------
     Total investment income                                                  16,106                   50,100                19,017
                                                                       --------------- ----------------------   -------------------

Expenses
   Investment advisory fee (Note 3)                                           13,597                   15,579                 8,200
   Distribution fee - Class B                                                  4,743                    4,673                 3,154
   Custody, fund accounting, administration, and transfer
     agent fees                                                               45,174                   75,313                47,690
   Organizational expense                                                     29,443                   29,443                29,443
   Audit                                                                       7,520                    8,973                 7,520
   Trustee fees and expenses                                                   3,832                    3,832                 3,832
   Legal                                                                       6,406                    6,406                 6,406
   Insurance                                                                   1,229                      915                   623
   Shareholder reporting                                                       4,754                    3,395                 2,716

                                                                       --------------- ----------------------   -------------------
     Total expenses                                                          116,698                  148,529               109,584
     Less fees waived and expenses reimbursed by the advisor                  95,221                  124,382                96,968
                                                                       --------------- ----------------------   -------------------
     Net expenses                                                             21,477                   24,147                12,616
                                                                       --------------- ----------------------   -------------------
   Net investment income                                                      (5,371)                  25,953                 6,401
                                                                       --------------- ----------------------   -------------------

Net Realized and Unrealized Gain (Loss) on Investments, Futures
   Contracts, Swap Contracts and Foreign Currency Related
   Transactions
   Net realized gain (loss) on investments                                    99,324                 (177,048)             (56,345)
   Net realized gain on futures contracts                                         --                       --                   --
   Net realized loss on swap contracts                                            --                       --                   --
   Net realized gain (loss) on foreign currency related
     transactions                                                                 --                   (5,579)                  59
                                                                       --------------- ----------------------   ------------------

     Net realized gain (loss) on investments, futures contracts, swap contracts
        and foreign currency related
        transactions                                                          99,324                 (182,627)             (56,286)
                                                                       --------------- ----------------------   ------------------

   Unrealized depreciation on investments, futures contracts, swap contracts and foreign currency
        End of period                                                       (475,467)                (326,151)            (206,897)
                                                                       --------------- ----------------------   ------------------

   Net change in unrealized depreciation on investments, futures
     contracts, swap contracts and foreign currency                         (475,467)                (326,151)            (206,897)
                                                                       --------------- ----------------------   ------------------

   Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency related
     transactions                                                           (376,143)                (508,778)            (263,183)
                                                                       --------------- ----------------------   ------------------

Net Increase (Decrease) in Net Assets Resulting from Operations             (381,514   $             (482,825)  $         (256,782)
                                                                       =============== ======================   ==================

__________________________________________________________________________________________________________________________________
(1) Dividend income is net of withholding taxes of:                               --   $                6,213   $              243

                       See notes to financial statements

      PIMCO                PIMCO               PIMCO             Met/Putnam
   Money Market        Total Return          Innovation           Research
    Portfolio            Portfolio           Portfolio            Portfolio
-----------------   -----------------    -----------------  --------------------
$              --   $              --    $           1,425   $            70,620

           62,844             122,368                7,341                 7,799

-----------------   -----------------    -----------------   -------------------
           62,844             122,368                8,766                78,419
-----------------   -----------------    -----------------   -------------------

            5,245              12,454               13,813                41,482
            3,278               5,511                2,822                12,963
           38,586              39,996               49,570                50,608
           29,443              29,443               29,443                29,443
            7,583               7,583                7,520                 7,520
            3,832               3,832                3,832                 3,832
            6,407               6,406                6,406                 6,406
              314                 915                  532                   937
            1,018               3,395                2,716                 3,395

-----------------   -----------------    -----------------   -------------------
           95,706             109,535              116,654               156,586
           85,871              87,835               99,360                99,547
-----------------   -----------------    -----------------   -------------------
            9,835              21,700               17,294                57,039
-----------------   -----------------    -----------------   -------------------
           53,009             100,668               (8,528)               21,380
-----------------   -----------------    -----------------   -------------------



              933              10,189            (643,210)            (1,062,114)
               --               3,474                  --                     --
               --                (800)                 --                     --
               --                  --                  --                     --
-----------------   -----------------    ----------------    -------------------


              933              12,863            (643,210)            (1,062,114)
-----------------   -----------------    ----------------    -------------------


               --             (68,565)           (252,047)              (475,224)
-----------------   -----------------    ----------------    -------------------

               --             (68,565)           (252,047)              (475,224)
-----------------   -----------------    ----------------    -------------------


              933             (55,702)           (895,257)            (1,537,338)
-----------------   -----------------    ----------------    -------------------
$          53,942   $          44,966    $       (903,785)   $        (1,515,958)
=================   =================    ================    ===================

________________________________________________________________________________
$              --   $              --    $             76    $               275

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               J.P. Morgan                   J.P. Morgan
                                                                       Small Cap Stock Portfolio        Quality Bond Portfolio
                                                                      -----------------------------   -----------------------------
                                                                      Six months ended  Year ended    Six months ended  Year ended
                                                                        June 30, 2001  December 31,    June 30, 2001   December 31,
                                                                         (Unaudited)      2000           (Unaudited)       2000
                                                                      -----------------------------   -----------------------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income                                              $        66,038 $     180,703   $    3,936,897 $    5,827,124
   Net realized gain (loss) on investments, futures
        contracts and foreign currency related transactions                 1,290,390    11,588,122        2,847,382     (2,346,230)
   Net change in unrealized appreciation (depreciation) on
        investments, futures contracts and foreign currency
         related transactions                                              (3,117,885)  (23,543,343)      (2,683,351)     6,440,859
                                                                     ----------------  ------------   -------------- --------------
   Net increase (decrease) in net assets resulting from operations         (1,761,457)  (11,774,518)       4,100,928      9,921,753
                                                                     ----------------  ------------   -------------- --------------

Distributions to Shareholders from:
   Net investment income
     Class A                                                                 (143,647)       (1,301)      (5,864,067)    (5,358,301)
     Class B                                                                       --            --           (3,842)            --
   In excess of net investment income
     Class B                                                                     (102)           --          (34,948)            --
   Net realized gains
     Class A                                                              (11,524,560)   (4,473,735)              --             --
     Class B                                                                     (613)           --               --             --
   In excess of net realized gains
     Class A                                                                       --            --               --             --
     Class B                                                                   (7,558)           --               --             --
                                                                     ----------------  ------------   -------------- --------------
   Total distributions                                                    (11,676,480)   (4,475,036)      (5,902,857)    (5,358,301)
                                                                     ----------------  ------------   -------------- --------------

Capital Share Transactions (Note 4):
   Proceeds from shares sold
     Class A                                                                  668,533     6,934,060       31,525,590      4,004,460
     Class B                                                                   66,534            --          917,838             --
   Net asset value of shares issued through dividend reinvestment
     Class A                                                               11,668,207     4,475,036        5,864,067      5,358,301
     Class B                                                                    8,273            --           38,790             --
   Cost of shares repurchased
     Class A                                                               (6,435,278)   (6,527,900)      (5,745,087)   (16,327,262)
     Class B                                                                   (3,412)           --          (17,023)            --

                                                                     ----------------  ------------   -------------- --------------
   Net increase (decrease) in net assets from capital share transactions    5,972,857     4,881,196       32,584,175    (6, 964,501)
                                                                     ----------------  ------------   -------------- --------------
Total increase (decrease) in net assets                                    (7,465,080)  (11,368,358)      30,782,246     (2,401,049)
Net Assets:
   Beginning period                                                        97,943,273   109,311,631       93,204,020     95,605,069
                                                                     ----------------  ------------   -------------- --------------
   End of period                                                     $     90,478,193  $ 97,943,273   $  123,986,266 $   93,204,020
                                                                     ================  ============   ============== ==============
   Net Assets at end of period includes undistributed net investment
   income                                                            $         65,924  $    143,635   $    3,909,762 $    5,903,674
                                                                     ================  ============   ============== ==============

                       See notes to financial statements

          J.P. Morgan                      J.P. Morgan
    Select Equity Portfolio        Enhanced Index Portfolio
-----------------------------    ---------------------------------
 Six months ended  Year ended    Six months ended     Year ended
  June 30, 2001   December 31,     June 30, 2001      December 31,
   (Unaudited)        2000          (Unaudited)           2000
-----------------------------    ---------------------------------
$       432,728  $    959,582    $        669,648   $   1,727,742
     (2,477,498)    3,621,559          (9,143,237)     (4,752,832)

     (2,269,261)  (19,795,761)         (4,102,556)    (28,345,880)
---------------  ------------    ----------------  --------------
     (4,314,031)  (15,214,620)        (12,576,145)    (31,370,970)
---------------  ------------    ----------------  --------------


       (955,461)   (1,210,437)         (1,722,833)     (1,704,999)
           (225)           --                (156)             --

         (4,234)           --              (4,194)             --

     (2,005,310)  (16,230,646)                 --     (16,030,375)
             --            --                  --              --

     (2,325,287)           --                  --      (5,205,601)
        (20,213)           --                  --              --

---------------  ------------    ----------------  --------------
     (5,310,730)  (17,441,083)         (1,727,183)    (22,940,975)
---------------  ------------    ----------------  --------------


        822,627     7,107,993           1,369,332      28,494,620
      1,094,858            --             578,451              --

      5,286,057    17,441,083           1,722,833      22,940,975
         24,673            --               4,350              --

    (10,309,789)  (14,191,164)        (12,126,829)    (15,439,439)
         (6,334)           --              (2,810)             --

---------------  ------------    ----------------  --------------
     (3,087,908)   10,357,912          (8,454,673)     35,996,156
---------------  ------------    ----------------  --------------

    (12,712,669)  (22,297,791)        (22,758,001)    (18,315,789)

    227,404,158   249,701,949         244,811,359     263,127,148
---------------  ------------    ----------------  --------------
$   214,691,489  $227,404,158   $     222,053,358  $  244,811,359
===============  ============   =================  ==============
$       431,941  $    959,133   $         668,839  $    1,726,394
===============  ============   =================  ==============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         J.P. Morgan                     Lord Abbett
                                                              International Equity Portfolio        Bond Debenture Portfolio
                                                              ------------------------------    ----------------------------------
                                                               Six months ended  Year ended     Six months ended     Year ended
                                                               June 30, 2001    December 31,    June 30, 2001       December  31,
                                                                (Unaudited)         2000         (Unaudited)             2000
                                                              ------------------------------    ----------------------------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income (loss)                               $        498,172   $     443,522   $      6,192,161  $    12,761,813
   Net realized gain (loss) on investments, futures
        contracts and foreign currency related transactions        (12,135,604)     11,400,371         (2,311,514)        (888,286)
   Net change in unrealized appreciation (depreciation) on
        investments, futures contracts and foreign currency
         related transactions                                       (5,622,782)    (35,640,762)          (534,377)     (10,394,580)

                                                              ----------------   -------------   ----------------  ---------------
   Net increase (decrease) in net assets resulting from
   operations                                                      (17,260,214)    (23,796,869)         3,346,270        1,478,947
                                                              ----------------   -------------   ----------------  ---------------

Distributions to Shareholders from:
   Net investment income
     Class A                                                        (1,086,881)       (585,699)       (12,506,102)     (10,882,595)
     Class B                                                              (112)             --            (18,746)              --
   In excess of net investment income
     Class A                                                          (137,529)             --                 --               --
     Class B                                                            (2,597)             --           (237,374)              --
   Net realized gains
     Class A                                                       (10,896,180)     (8,527,635)                --               --
   In excess of net realized gains
     Class A                                                          (722,879)             --                 --               --
     Class B                                                           (25,705)             --                 --               --

                                                              ----------------   -------------   ----------------  ---------------
   Total distributions                                             (12,871,883)     (9,113,334)       (12,762,222)     (10,882,595)
                                                              ----------------   -------------   ----------------  ---------------

Capital Share Transactions (Note 4):
   Proceeds from shares sold
     Class A                                                         3,746,556      14,466,763          4,746,233        3,775,480
     Class B                                                           240,064              --          3,529,310               --
   Net asset value of shares issued through dividend
   reinvestment
     Class A                                                        12,843,469       9,113,334         12,506,102       10,882,595
     Class B                                                            28,414              --            256,120               --
   Cost of shares repurchased
     Class A                                                        (8,927,394)    (11,466,275)        (5,780,414)     (20,220,089)
     Class B                                                            (5,156)             --            (27,932)              --
                                                              ----------------   -------------   ----------------  ---------------
   Net increase (decrease) in net assets from capital share
   transactions                                                      7,925,953      12,113,822         15,229,419       (5,562,014)
                                                              ----------------   -------------   ----------------  ---------------

Total increase (decrease) in net assets                            (22,206,144)    (20,796,381)         5,813,467      (14,965,662)
Net Assets:
   Beginning period                                                117,274,772     138,071,153        155,190,145      170,155,807
                                                              ----------------   -------------   ----------------  ---------------
   End of period                                              $     95,068,628   $ 117,274,772   $    161,003,612  $   155,190,145
                                                              ================   =============   ================  ===============
   Net Assets at end of period includes undistributed
      (distributions in excess of) net investment income      $       (140,126)  $     588,821   $      5,948,829  $    12,761,555
                                                              ================   =============   ================  ===============

                       See notes to financial statements

         Lord Abbett                              Lord Abbett
   Mid-Cap Value Portfolio                   Developing Growth Portfolio
------------------------------         ----------------------------------
Six months ended   Year ended          Six months ended       Year ended
  June 30, 2001    December 31,         June 30, 2001        December 31,
   (Unaudited)        2000               (Unaudited)            2000
----------------  ------------         ----------------     -------------

$        273,991  $    321,964         $      (131,824)     $    (283,748)

       4,034,660     5,822,793                 (69,909)        (2,039,823)

     (2,321,583)    12,550,409              (1,550,285)        (6,101,498)
----------------  ------------         ---------------      -------------
       1,987,068    18,695,166              (1,752,018)        (8,425,069)
----------------  ------------         ---------------      -------------

        (311,212)     (115,041)                     --                 --
            (900)           --                      --                 --

              --            --                      --
          (8,709)           --                      --                 --

      (5,756,445)     (243,686)                     --            (30,506)

              --            --                      --         (2,040,118)
        (177,733)           --                      --                 --
----------------  ------------         ---------------      -------------
      (6,254,999)     (358,727)                     --         (2,070,624)
----------------  ------------         ---------------      -------------

       8,141,354    13,031,028               1,552,468         18,299,867
       2,258,504            --                 355,015                 --

       6,067,657       358,727                      --          2,070,624
         187,342            --                      --                 --

     (2,081,556)   (1,170,277)              (2,144,904)        (1,036,325)
        (16,732)            --                  (8,222)                --
----------------  ------------         ---------------      -------------
      14,556,569    12,219,478                (245,643)        19,334,166
----------------  ------------         ---------------      -------------
      10,288,638    30,555,917              (1,997,661)         8,838,473

      59,980,037    29,424,120              42,395,586         33,557,113
----------------  ------------         ---------------      -------------
$     70,268,675  $ 59,980,037         $    40,397,925      $  42,395,586
================  ============         ===============      =============

$        273,813  $    320,643         $      (131,824)     $          --
================  ============         ===============      =============

                       See notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              Lord Abbett                     Lord Abbett
                                                                     Growth Opportunities Portfolio    Growth & Income Portfolio
                                                                     ------------------------------ -------------------------------
                                                                              Period ended          Six months ended    Year ended
                                                                              June 30, 2001          June 30, 2001     December 31,
                                                                              (Unaudited)              (Unaudited)         2000
                                                                     ------------------------------ -------------------------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income (loss)                                             $     (8,275)           $    6,743,840 $    11,469,925
   Net realized gain (loss) on investments, futures contracts and
     foreign currency related transactions                                      (143,240)               47,560,130      (5,439,850)
   Net change in unrealized appreciation (depreciation) on
     investments, futures contracts and foreign currency related
     transactions                                                                 42,870                (9,984,183)    115,426,869
                                                                            ------------            -------------- ---------------
   Net increase (decrease) in net assets resulting from operations              (108,645)               44,319,787     121,456,944
                                                                            ------------            -------------- ---------------

Distributions to Shareholders from:
   Net investment income
     Class A                                                                          --               (11,375,027)    (10,099,192)
     Class B                                                                          --                    (7,379)             --
   In excess of net investment income
     Class A                                                                          --                        --              --
     Class B                                                                          --                   (86,944)             --
   Net realized gains
     Class A                                                                          --                        --      (8,188,085)
   In excess of net realized gain on investment transactions
     Class A                                                                          --                        --      (5,837,382)
                                                                            ------------            -------------- ---------------
   Total distributions                                                                --               (11,469,350)    (24,124,659)
                                                                            ------------            -------------- ---------------

Capital Share Transactions (Note 4):
   Proceeds from shares sold
     Class A                                                                     194,119               352,837,674       7,122,136
     Class B                                                                   3,687,655                11,793,387              --
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                          --                11,375,027      24,124,659
     Class B                                                                          --                    94,323              --
   Cost of shares repurchased
     Class A                                                                        (134)              (39,090,456)    (70,987,011)
     Class B                                                                     (10,610)                   (9,077)             --
                                                                            ------------            -------------- ---------------
   Net increase (decrease) in net assets from capital share
    transactions                                                               3,871,030               337,000,878     (39,740,216)
                                                                            ------------            -------------- ---------------
Total increase (decrease) in net assets                                        3,762,385               369,851,315      57,592,069
Net Assets:
   Beginning period                                                                   --               944,580,427     886,988,358
                                                                            ------------            -------------- ---------------
   End of period                                                            $  3,762,385           $ 1,314,431,742 $   944,580,427
                                                                            ============           =============== ===============
   Net Assets at end of period includes undistributed (distributions
     in excess of) net investment income                                    $     (8,275)          $     6,741,475 $    11,466,985
                                                                            ============           =============== ===============

                       See notes to financial statements

            Firstar                          Firstar
       Balanced Portfolio             Equity Income Portfolio
------------------------------   -------------------------------
Six months ended   Year ended     Six months ended  Year ended
 June 30, 2001    December 31,     June 30, 2001    December 31,
  (Unaudited)         2000           (Unaudited)        2000
------------------------------   -------------------------------

$      81,049   $   221,005      $     29,118       $   106,829

      337,521      (142,779)           (9,942)          (19,120)

     (605,171)       81,619           (88,980)          906,005
-------------   -----------      ------------       -----------
     (186,601)      159,845           (69,804)          993,714
-------------   -----------      ------------       -----------


           --      (221,747)           (2,213)         (103,953)
           --            --                --                --

           --          (666)               --                --
           --            --                --                --

           --            --                --           (22,300)

           --      (266,385)               --                --
-------------   -----------      ------------       -----------
           --      (488,798)           (2,213)         (126,253)
-------------   -----------      ------------       -----------


      331,517     1,068,808           212,749           452,830
           --            --                --                --

           --       488,798             2,213           126,253
           --            --                --                --

  (1,402,139)    (1,337,702)       (1,912,889)         (968,438)
           --            --                --                --

-------------   -----------      ------------       -----------
  (1,070,622)       219,904        (1,697,927)         (389,355)
-------------   -----------      ------------       -----------
  (1,257,223)      (109,049)       (1,769,944)          478,106

    9,618,597     9,727,646         7,448,622         6,970,516
-------------   -----------      ------------       -----------
$   8,361,374   $ 9,618,597      $  5,678,678       $ 7,448,622
=============   ===========      ============       ===========

$      62,261   $         0      $     29,098       $     2,193
=============   ===========      ============       ===========

                       See notes to financial statements

MET INVESTORS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                          Firstar
                                                                                                 Growth & Income Equity
                                                                                                         Portfolio
                                                                                           --------------------------------
                                                                                            Six months ended    Year ended
                                                                                             June 30, 2001      December 31,
                                                                                               (Unaudited)          2000
                                                                                           --------------------------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income (loss)                                                              $      17,374    $      46,346
   Net realized gain (loss) on investments, futures contracts and foreign
    currency related transactions                                                                 (229,937)         830,573

   Net change in unrealized depreciation on investments, futures contracts and
    foreign currency related transactions                                                       (1,435,876)      (1,799,468)
                                                                                             -------------    -------------
   Net decrease in net assets resulting from operations                                         (1,648,439)        (922,549)
                                                                                             -------------    -------------
Distributions to Shareholders from:
   Net investment income
     Class A                                                                                          (220)         (46,196)
   Net realized gains
     Class A                                                                                      (490,848)        (570,237)
                                                                                             -------------    -------------
   Total distributions                                                                            (491,068)        (616,433)
                                                                                             -------------    -------------
Capital Share Transactions (Note 4):
   Proceeds from shares sold
     Class A                                                                                       411,146          946,925
     Class B                                                                                            --               --
   Net asset value of shares issued through dividend reinvestment
     Class A                                                                                       491,068          616,433
   Cost of shares repurchased
     Class A                                                                                    (1,556,069)      (1,370,850)
     Class B                                                                                            --               --
                                                                                             -------------    -------------
   Net increase (decrease) in net assets from capital share transactions                          (653,855)         192,508
                                                                                             -------------    -------------
Total increase (decrease) in net assets                                                         (2,793,362)      (1,346,474)
Net Assets:
   Beginning period                                                                             15,071,569       16,418,043
                                                                                             -------------    -------------
   End of period                                                                             $  12,278,207    $  15,071,569
                                                                                             =============    =============
   Net Assets at end of period includes undistributed (distributions in excess of)
    net investment income                                                                    $      17,304    $         150
                                                                                             =============    =============

                       See notes to financial statements

          Janus                         MFS                            MFS
Aggressive Growth Portfolio    Mid Cap Growth Portfolio   Research International Portfolio
---------------------------    ------------------------   --------------------------------
       Period ended                  Period ended                   Period ended
       June 30, 2001                June 30, 2001                  June 30, 2001
       (Unaudited)                   (Unaudited)                    (Unaudited)
---------------------------    ------------------------   --------------------------------
     $         3,809              $       (5,371)                 $          25,953
            (667,728)                     99,324                           (182,627)

            (266,392)                   (475,467)                          (326,151)
     ---------------              --------------                  -----------------
            (930,311)                   (381,514)                          (482,825)
     ---------------              --------------                  -----------------


                  --                          --                                 --

                  --                          --                                 --
     ---------------              --------------                  -----------------
                  --                          --                                 --
     ---------------              --------------                  -----------------


                  --                   2,853,795                          1,703,336
           6,960,242                   7,418,220                          6,680,783

                  --                          --                                 --

                  --                     (13,226)                          (651,196)
              (8,437)                    (87,290)                           (44,078)
     ---------------              --------------                  -----------------
           6,951,805                  10,171,499                          7,688,845
     ---------------              --------------                  -----------------
           6,021,494                   9,789,985                          7,206,020

                  --                          --                                 --
     ---------------              --------------                  -----------------
     $     6,021,494              $    9,789,985                  $       7,206,020
     ===============              ==============                  =================
     $         3,809              $       (5,371)                 $          25,953
     ===============              ==============                  =================

                       See notes to financial statements

MET INVESTORS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       Oppenheimer                 PIMCO
                                                                             Capital Appreciation Portfolio  Money Market Portfolio
                                                                             ------------------------------   ---------------------
                                                                                       Period ended              Period ended
                                                                                       June 30, 2001             June 30, 2001
                                                                                        (Unaudited)               (Unaudited)
                                                                             ------------------------------   ---------------------
Increase in Net Assets:
Operations:
   Net investment income (loss)                                                     $          6,401          $       53,009
   Net realized gain (loss) on investments, futures contracts,
    swap contracts and foreign currency related transactions                                 (56,286)                    933
   Net change in unrealized depreciation on investments, futures
    contracts, swap contracts and foreign currency related transactions                     (206,897)                     --

                                                                                    ----------------          --------------
   Net increase (decrease) in net assets resulting from operations                          (256,782)                 53,942
                                                                                    ----------------          --------------
Distributions to Shareholders from:
   Net investment income
     Class B                                                                                      --                 (53,009)
   In excess of net investment income
     Class B                                                                                      --                    (237)
   Net realized gains
     Class B                                                                                      --                    (696)

                                                                                    ----------------          --------------
   Total distributions                                                                            --                 (53,942)
                                                                                    ----------------          --------------
Capital Share Transactions (Note 4):
   Proceeds from shares sold
     Class A                                                                                      --                      --
     Class B                                                                               5,848,597               5,328,664
   Net asset value of shares issued through dividend reinvestment
     Class B                                                                                      --                  53,246
   Cost of shares repurchased
     Class A                                                                                      --                      --
     Class B                                                                                 (14,390)               (192,209)

                                                                                    ----------------          --------------
   Net increase in net assets from capital share transactions                              5,834,207               5,189,701
                                                                                    ----------------          --------------
Total increase in net assets                                                               5,577,425               5,189,701
Net Assets:
   Beginning period                                                                               --                      --

                                                                                    ----------------          --------------
   End of period                                                                    $      5,577,425          $    5,189,701
                                                                                    ================          ==============
   Net Assets at end of period includes undistributed (distributions in excess
     of) net investment income                                                      $          6,401          $         (237)
                                                                                    ================          ==============

                       See notes to financial statements

         PIMCO                  PIMCO               Met/Putnam
Total Return Portfolio  Innovation Portfolio   Research Portfolio
----------------------  --------------------   ------------------
      Period ended          Period ended          Period ended
      June 30, 2001        June 30, 2001         June 30, 2001
      (Unaudited)           (Unaudited)           (Unaudited)
------------------      --------------------   ------------------
$          100,668      $         (8,528)      $          21,380

            12,863              (643,210)             (1,062,114)

           (68,565)             (252,047)               (475,224)

------------------      ----------------       -----------------
            44,966              (903,785)             (1,515,958)
------------------      ----------------       -----------------


                --                    --                      --

                --                    --                      --

                --                    --                      --

------------------      ----------------       -----------------
                --                    --                      --
------------------      ----------------       -----------------


         4,835,145             2,522,578                      --
         9,666,195             5,434,847              16,198,238

                --                    --                      --

            (5,790)              (38,617)                     --
          (214,931)             (130,934)                 (5,665)

------------------      ----------------       -----------------
        14,280,619             7,787,874              16,192,573
------------------      ----------------       -----------------
        14,325,585             6,884,089              14,676,615

                --                    --                      --
------------------      ----------------       -----------------
$       14,325,585      $      6,884,089       $      14,676,615
==================      ================       =================

$          100,668      $         (8,528)      $          21,380
==================      ================       =================

                       See notes to financial statements

J.P. Morgan Small Cap Stock Portfolio

FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A

                                                                                                                    For the period
                                                                                                                   from May 1, 1996
                                        Six months ended Year ended     Year ended    Year ended    Year ended     (commencement of
                                        June 30, 2001    December 31,   December 31,  December 31,  December 31,    operations) to
                                          (Unaudited)      2000(a)         1999          1998           1997      December 31, 1996
                                        --------------------------------------------------------------------------------------------
Net Asset Value, beginning of period     $    14.82      $  17.269      $ 11.982      $   13.105    $  10.922         $   10.512
                                         ----------      ---------      --------      ----------    ---------         ----------
      Income from investment operations
       Net investment income                   0.01          0.027         0.015           0.051        0.057              0.057
       Net realized and unrealized gains      (0.30)        (1.784)        5.307          (0.722)       2.217              0.843

                                         ----------      ---------      --------      ----------    ---------         ----------
      Total from investment operations        (0.29)        (1.757)        5.322          (0.671)       2.274              0.900
                                         ----------      ---------      --------      ----------    ---------         ----------
      Distributions
       Dividends from net investment
       income                                 (0.02)            --+       (0.035)         (0.017)      (0.055)            (0.055)
       Distributions from net realized
       gains                                  (1.86)        (0.688)           --          (0.435)      (0.036)            (0.435)

                                         ----------      ---------      --------      ----------    ---------         ----------
      Total distributions                     (1.88)        (0.688)       (0.035)         (0.452)      (0.091)            (0.490)
                                         ----------      ---------      --------      ----------    ---------         ----------
Net Asset Value, end of period           $    12.65      $  14.824      $ 17.269      $   11.982    $  13.105         $   10.922
                                         ----------      ---------      --------      ----------    ---------         ----------
Total Return                                  (1.33%)*      (10.55%)       44.56%          (5.40%)      20.89%              8.65%*
                                         ----------      ---------      --------      ----------    ---------         ----------
Ratios/Supplemental Data
    Net Assets, end of period
      (In millions)                      $     90.4      $    97.9      $  109.3      $     78.2    $    59.8         $     14.7
    Ratios to Average Net Assets (1):
     Expenses                                  1.08%**        1.03%         1.05%           0.95%        0.95%              0.95%**
     Net investment income                     0.15%**        0.17%         0.11%           0.45%        0.56%              0.87%**
    Portfolio turnover rate                    41.1%*       107.1 %       123.5 %          62.4 %       79.1 %             102.4%*

(1) If certain expenses had not been
    reimbursed by the Adviser, total
    return would have been lower and
    the ratios would have been as
    follows:

    Ratio of Operating Expenses
    to Average Net Assets:                      N/A            N/A          1.09%           1.12%        1.39%              2.68%**

    Ratio of Net Investment Income (Loss)
    to Average Net Assets:                      N/A            N/A          0.07%           0.28%        0.12%             (0.86%)**

(a) For the year ended December 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.
*   Non-annualized
**  Annualized
+   Rounds to less than $0.0005 per share
N/A Not Applicable

                       See notes to financial statements

J.P. Morgan Small Cap Stock Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B

                                                                                 For the period
                                                                               from April 3, 2001
                                                                                  (commencement
                                                                                of operations) to
                                                                                  June 30, 2001
                                                                              --------------------
Net Asset Value, beginning of period                                           $            12.25
                                                                              --------------------
         Income from investment operations
            Net investment income                                                              --+
            Net realized and unrealized gains                                                2.27

                                                                              --------------------
         Total from investment operations                                                    2.27
                                                                              --------------------
         Distributions
            Distributions in excess of net investment income                                (0.02)
            Distributions from net realized gains                                           (0.14)
            Distributions in excess of net realized gains                                   (1.72)

                                                                              --------------------
         Total distributions                                                                (1.88)
                                                                              --------------------
Net Asset Value, end of period                                                 $            12.64
                                                                              --------------------
Total Return                                                                                19.29%*
                                                                              --------------------
Ratios/Supplemental Data:
     Net Assets, end of period (In millions)                                   $              0.1

     Ratios to Average Net Assets
         Expenses                                                                            1.15%**
         Net investment income                                                               0.24%**

     Portfolio turnover rate                                                                 41.1 %*

*        Non-annualized

**       Annualized

+        Rounds to less than $0.005 per share

N/A      Not Applicable

                       See notes to financial statements

J.P. Morgan Quality Bond Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A

                                                                                                                   For the period
                                                                                                                  from May 1, 1996
                                          Six months ended  Year ended    Year ended    Year ended   Year ended    (commencement of
                                           June 30, 2001    December 31,  December 31, December 31,  December 31,  operations) to
                                         (Unaudited)(a)(b)    2000(c)        1999         1998          1997      December 31, 1996
                                         -------------------------------------------------------------------------------------------
Net Asset Value, beginning of period     $        11.19   $      10.669  $     11.020  $    10.405   $    10.082  $        9.897
                                         --------------   -------------  ------------  -----------   -----------  --------------
      Income from investment operations
        Net investment income                      0.01           0.748         0.459        0.490         0.446           0.459
        Net realized and unrealized gains
         (losses)                                  0.37           0.418        (0.631)       0.365         0.452           0.102
                                         --------------   -------------  ------------  -----------   -----------  --------------
      Total from investment operations             0.38           1.166        (0.172)       0.855         0.898           0.561
                                         --------------   -------------  ------------  -----------   -----------  --------------
      Distributions
        Dividends from net investment
         income                                   (0.55)         (0.647)       (0.119)      (0.240)       (0.531)         (0.376)
        Distributions from net realized
         gains                                       --              --        (0.060)          --        (0.044)             --
                                         --------------   -------------  ------------  -----------   -----------  --------------
      Total distributions                         (0.55)         (0.647)       (0.179)      (0.240)       (0.575)         (0.376)
                                         --------------   -------------  ------------  -----------   -----------  --------------
Net Asset Value, end of period           $        11.02   $      11.188  $     10.669  $    11.020   $    10.405  $       10.082
                                         --------------   -------------  ------------  -----------   -----------  --------------
Total Return                                       3.37%*         11.42%        (1.54%)       8.37%         9.06%           5.68%*
                                         --------------   -------------  ------------  -----------   -----------  --------------
Ratios/Supplemental Data
    Net Assets, end of period (In
     millions)                           $        123.1   $        93.2  $       95.6  $      45.8   $      18.6  $          5.8

    Ratios to Average Net Assets (1):
      Expenses                                     0.58%**         0.64%         0.64%        0.65%         0.65%           0.65%**
      Net investment income                        6.58%**         6.33%         5.67%        5.59%         5.92%           5.94%**

     Portfolio turnover rate                      104.8%*         221.9%        369.5%       255.4%        163.7%          181.3%*

(1)  If certain expenses had not been
     reimbursed by the Adviser, total
     return would have been lower and
     the ratios would have been as
     follows:

     Ratio of Operating Expenses to
     Average Net Assets:                           0.67%**         0.72%         0.71%        0.86%         1.08%           1.52%**

     Ratio of Net Investment Income to Average
     Net Assets:                                   6.49%**         6.26%         5.60%        5.38%         5.49%           5.07%**

*    Non-annualized
**   Annualized
(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended June 30, 2001, was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains by less than $.01 per share and decrease the ratio of net investment income to average net assets from 6.67% to 6.58%.
(b) Net investment income per share was calculated using average shares outstanding.
(c) For the year ended December 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

                       See notes to financial statements

J.P. Morgan Quality Bond Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B


                                                                                  For the period
                                                                                from April 3, 2001
                                                                                  (commencement
                                                                                of operations) to
                                                                               June 30, 2001(a)(b)
                                                                               -------------------

Net Asset Value, beginning of period                                                $        11.52
                                                                                    --------------
         Income from investment operations
             Net investment income                                                            0.17
             Net realized and unrealized losses                                              (0.12)

                                                                                    --------------
         Total from investment operations                                                     0.05
                                                                                    --------------
         Distributions
             Dividends from net investment income                                            (0.05)
             Distributions in excess of net investment income                                (0.50)
                                                                                    --------------
         Total distributions                                                                 (0.55)
                                                                                    --------------
Net Asset Value, end of period                                                      $        11.02
                                                                                    --------------
Total Return                                                                                  0.41%*
                                                                                    --------------
Ratios/Supplemental Data
     Net Assets, end of period (In millions)                                        $          0.9

     Ratios to Average Net Assets (1):
         Expenses                                                                             0.85%**
         Net investment income                                                                5.98%**

     Portfolio turnover rate                                                                 104.8%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

     Ratio of Operating Expenses to Average Net Assets:                                       0.94%**

     Ratio of Net Investment Income to Average Net Assets:                                    5.89%**

*    Non-annualized

**   Annualized

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended June 30, 2001, was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains by less than $.01 and decrease the ratio of net investment income to average net assets from 6.14% to 5.98%.

(b) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

J.P. Morgan Select Equity Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A

                                                                                                                    For the period
                                                                                                                   from May 1, 1996
                                          Six months ended   Year ended    Year ended    Year ended   Year ended   (commencement of
                                            June 30, 2001   December 31,  December 31,  December 31,  December 31,  operations) to
                                          (Unaudited)(a)(b)    2000(c)       1999          1998         1997       December 31, 1996
                                          ------------------------------------------------------------------------------------------
Net Asset Value, beginning of period         $       14.04   $    16.112   $    16.076  $    13.966   $    10.742   $     10.084
                                             -------------   -----------   -----------  -----------   -----------   ------------
      Income from investment operations
        Net investment income                        0.030         0.060         0.074        0.091         0.078          0.081
        Net realized and unrealized gains
            (losses)                                 (0.30)       (1.005)        1.451        2.983         3.294          0.771
                                             -------------   -----------   -----------  -----------   -----------   ------------
      Total from investment operations               (0.27)       (0.945)        1.525        3.074         3.372          0.852
                                             -------------   -----------   -----------  -----------   -----------   ------------
      Distributions
        Dividends from net investment
            income                                   (0.06)       (0.079)       (0.043)      (0.046)       (0.077)        (0.081)
        Distributions from net realized
            gains                                    (0.13)       (1.053)       (1.446)      (0.918)       (0.071)        (0.113)
        Distributions in excess of net
            realized gains                           (0.15)           --            --           --            --             --
                                             -------------   -----------   -----------  -----------   -----------   ------------
      Total distributions                            (0.34)       (1.132)       (1.489)      (0.964)       (0.148)        (0.194)
                                             -------------   -----------   -----------  -----------   -----------   ------------
Net Asset Value, end of period               $       13.43   $    14.035   $    16.112  $    16.076   $    13.966   $     10.742
                                             -------------   -----------   -----------  -----------   -----------   ------------
Total Return                                         (1.88%)*      (6.18%)        9.71%       22.56%        31.55%          8.52%*
                                             -------------   -----------   -----------  -----------   -----------   ------------
Ratios/Supplemental Data
    Net Assets, end of period (In millions)  $       213.6   $     227.4   $     249.7  $     197.8   $     106.9   $       23.8

    Ratios to Average Net Assets (1):
      Expenses                                        0.75%**       0.75%         0.77%        0.78%         0.83%          0.85%**
      Net investment income                           0.41%**       0.39%         0.55%        0.68%         0.81%          1.35%**

    Portfolio turnover rate                           41.2%*        77.6%        133.8%       182.9%        134.8%         123.9%

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net
    Assets:                                             N/A          N/A           N/A         0.86%         1.00%          1.70%**

    Ratio of Net Investment Income to Average
    Net Assets:                                         N/A          N/A           N/A         0.60%         0.64%          0.50%**

*   Non-annualized

**  Annualized

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended June 30, 2001, was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains by less than $.01 and decrease the ratio of net investment income to average net assets by less than .01%.

(b) Net investment income per share was calculated using average shares outstanding.

(c) For the year ended December 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

N/A Not Applicable

                       See notes to financial statements

J.P. Morgan Select Equity Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B

                                                               For the period
                                                              from April 3, 2001
                                                                (commencement
                                                              of operations) to
                                                             June 30, 2001(a)(b)
                                                             -------------------

Net Asset Value, beginning of period                              $    12.35
                                                                  ----------
     Income from investment operations
        Net investment income                                           0.01
        Net realized and unrealized gains                               1.40
                                                                  ----------
     Total from investment operations                                   1.41
                                                                  ----------

     Distributions
        Dividends from net investment income                             --+
        Distributions in excess of net investment income               (0.06)
        Distributions in excess of net realized gains                  (0.28)

                                                                  ----------
     Total distributions                                               (0.34)
                                                                  ----------
Net Asset Value, end of period                                    $    13.42
                                                                  ----------
Total Return                                                           11.47%*
                                                                  ----------
Ratios/Supplemental Data
   Net Assets, end of period (In millions)                        $      1.1

   Ratios to Average Net Assets:
     Expenses                                                           1.02%**
     Net investment income                                              0.24%**

   Portfolio turnover rate                                              41.2%*

*    Non-annualized

**   Annualized

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended June 30, 2001, was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains by less than $.01 and decrease the ratio of net investment income to average net assets by less than .01%.

(b) Net investment income per share was calculated using average shares outstanding.

+    Rounds to less than $0.005 per share

                       See notes to financial statements

J.P. Morgan Enhanced Index Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A

                                                                                                                    For the period
                                                                                                                   from May 1, 1996
                                         Six months ended   Year ended    Year ended    Year ended    Year ended   (commencement of
                                           June 30, 2001   December 31,  December 31,  December 31,  December 31,   operations) to
                                         (Unaudited)(a)(b)   2000(c)         1999          1998          1997      December 31, 1996
                                         -------------------------------------------------------------------------------------------
Net Asset Value, beginning of period          $   16.76     $  20.675     $  18.115     $  13.845    $   11.112      $     10.003
                                              ---------     ---------     ---------     ---------    ----------      ------------

      Income from investment operations
        Net investment income                      0.05         0.109         0.105         0.098         0.113             0.124
        Net realized and unrealized gains
          (losses)                                (0.92)       (2.346)        3.057         4.357         3.560             1.304
                                              ---------     ---------     ---------     ---------    ----------      ------------
      Total from investment operations           (0.870)       (2.237)        3.162         4.455         3.673             1.428
                                              ---------     ---------     ---------     ---------    ----------      ------------
      Distributions
        Dividends from net investment
          income                                  (0.12)       (0.125)       (0.026)       (0.043)       (0.118)           (0.122)
        Distributions from net realized
          gains                                      --        (1.173)       (0.576)       (0.142)       (0.822)           (0.197)
        Distributions in excess of net
          realized gains                             --        (0.381)           --            --            --                --
                                              ---------     ---------     ---------     ---------    ----------      ------------
      Total distributions                         (0.12)       (1.679)       (0.602)       (0.185)       (0.940)           (0.319)
                                              ---------     ---------     ---------     ---------    ----------      ------------
Net Asset Value, end of period                $   15.77     $  16.759     $  20.675     $  18.115    $   13.845      $     11.112
                                              ---------     ---------     ---------     ---------    ----------      ------------
Total Return                                      (5.16%)      (11.55%)       17.64%        32.31%        33.25%            14.35%*
                                              ---------     ---------     ---------     ---------    ----------      ------------

Ratios/Supplemental Data
    Net Assets, end of period (In millions)   $   221.5     $   244.8     $   263.1     $   103.8    $     32.3      $       16.8

    Ratios to Average Net Assets (1):
      Expenses                                     0.68%*        0.74%         0.75%         0.75%         0.75%             0.75%**
      Net investment income                        0.60%*        0.65%         0.75%         0.77%         0.99%             1.56%**

    Portfolio turnover rate                        2.28%*        69.8%         63.2%         62.4%         59.5%             35.5%*

(1) If certain expenses had not been
    reimbursed by the Adviser, total return
    would have been lower and the ratios
    would have been as follows:

    Ratio of Operationg Expenses to Average
    Net Assets:                                    0.70%          N/A          0.76%         0.94%         1.08%           1.23%**

    Ratio of Net Investment Income to Average
    Net Assets:                                    0.58%          N/A          0.74%         0.58%         0.66%           1.08%**

*   Non-annualized

**  Annualized

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium of debt securities. The effect of this change for the six months ended June 30, 2001, was to decrease net investment income per share by less than $0.01, increase net realized and unrealized gains by less than $0.01 and decrease the ratio of net investment income to average net assets by less than 0.01%.

(b) Net investment income per share was calculated using average shares outstanding.

(c) For the year ended December 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

N/A Not Applicable

                       See notes to financial statements

J.P. Morgan Enhanced Index Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B

                                                                       For the period
                                                                     from April 3, 2001
                                                                        (commencement
                                                                      of operations) to
                                                                        June 30, 2001
                                                                      (Unaudited)(a)(b)
                                                                     ------------------
Net Asset Value, beginning of period                                      $    14.64
                                                                          ----------
         Income from investment operations
             Net investment income                                              0.02
             Net realized and unrealized gains                                  1.22
                                                                          ----------
         Total from investment operations                                       1.24
                                                                          ----------
         Distributions
             Dividends from net investment income                                 --+
             Distributions in excess of net investment income                  (0.12)
                                                                          ----------
         Total distributions                                                   (0.12)
                                                                          ----------
Net Asset Value, end of period                                            $    15.76
                                                                          ----------
Total Return                                                                    8.50%*
                                                                          ----------

Ratios/Supplemental Data:
     Net Assets, end of period (In millions)                              $      0.6

     Ratios to Average Net Assets (1):
         Expenses                                                               0.90%**
         Net investment income                                                  0.49%**

     Portfolio turnover rate                                                    22.8%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

     Ratio of Operating Expenses to Average Net Assets:                         0.92%**

     Ratio of Net Investment Income to Average Net Assets:                      0.47%**

*    Non-annualized

**   Annualized

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended June 30, 2001, was to decrease net investment income per share by less than $0.01, increase net realized and unrealized gains by less than $0.01 and decrease the ratio of net investment income to average net assets by less than 0.01%.

(b) Net investment income per share was calculated using average shares outstanding.

+    Rounds to less than $0.005 per share

                       See notes to financial statements

J.P. Morgan International Equity Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A

                                                                                                                    For the period
                                                                                                                   from May 1, 1996
                                          Six months ended   Year ended   Year ended    Year ended    Year ended   (commencement of
                                            June 30, 2001   December 31,  December 31,  December 31,  December 31,   operations) to
                                             (Unaudited)      2000(a)        1999         1998           1997      December 31, 1996
                                          ------------------------------------------------------------------------------------------
Net Asset Value, beginning of period         $    12.61     $  16.225     $   12.857   $   11.472     $  10.959       $   10.215
                                             ----------     ---------     ----------   ----------     ---------       ----------
          Income from investment operations
              Net investment income                0.06         0.047          0.083        0.117         0.122            0.096
              Net realized and unrealized
                 gains (losses)                   (1.96)       (2.636)         3.534        1.491         0.539            0.755
                                             ----------     ---------     ----------   ----------     ---------       ----------
          Total from investment operations        (1.90)       (2.589)         3.617        1.608         0.661            0.851
                                             ----------     ---------     ----------   ----------     ---------       ----------
          Distributions
              Dividends from net investment
                 income                           (0.12)       (0.066)        (0.068)      (0.220)       (0.137)          (0.086)
              Distributions in excess of net
                 investment income                (0.02)           --             --           --            --               --
              Distributions from net realized
                 gains                            (1.23)       (0.962)        (0.181)      (0.003)       (0.011)          (0.021)
              Distributions in excess of net
                 realized gains                   (0.08)           --             --           --            --               --
                                             ----------     ---------     ----------   ----------     ---------       ----------
          Total distributions                     (1.45)       (1.028)        (0.249)      (0.223)       (0.148)          (0.107)
                                             ----------     ---------     ----------   ----------     ---------       ----------
Net Asset Value, end of period               $     9.26     $  12.608     $   16.225   $   12.857     $  11.472       $   10.959
                                             ----------     ---------     ----------   ----------     ---------       ----------
Total Return                                     (15.01%)*     (16.76%)        28.52%       14.07%         5.96%            8.44%*
                                             ----------     ---------     ----------   ----------     ---------       ----------
Ratios/Supplemental Data
    Net Assets, end of period (In millions)  $     94.8     $   117.3     $    138.1   $    104.5     $    68.8       $     15.6

    Ratios to Average Net Assets (1):
          Expenses                                 1.10%**       1.16%          1.10%        0.91%         0.95%            0.95%**
          Net investment income                    0.98%**       0.34%          0.62%        0.97%         1.35%            1.43%**

    Portfolio turnover rate                        52.3%*       101.0%          82.8%        74.0%         74.1%            48.2%*

(1) If certain expenses had not been
    reimbursed by the Adviser, total
    return would have been lower and
    the ratios would have been as
    follows:

    Ratio of Operating Expenses to
    Average Net Assets:                            1.16%**        N/A           1.15%        1.09%         1.53%            3.80%**

    Ratio of Net Investment Income to
    Average Net Assets:                            0.92%**        N/A           0.57%        0.79%         0.77%           (1.42%)**

(a) For the year ended December 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

*   Non-annualized

**   Annualized

N/A Not Applicable

                       See notes to financial statements

J.P. Morgan International Equity Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B

                                                                For the period
                                                              from April 3, 2001
                                                                 (commencement
                                                               of operations) to
                                                                 June 30, 2001
                                                                 -------------

Net Asset Value, beginning of period                             $    10.72
                                                                 ----------
         Income from investment operations
             Net investment income                                     0.03
             Net realized and unrealized losses                       (0.05)
                                                                 ----------
         Total from investment operations                             (0.02)
                                                                 ----------
         Distributions
             Dividends from net investment income                     (0.01)
             Distributions in excess of net investment income         (0.13)
             Distributions in excess of net realized gains            (1.31)
                                                                 ----------
         Total distributions                                          (1.45)
                                                                 ----------
Net Asset Value, end of period                                   $     9.25
                                                                 ----------
Total Return                                                          (0.12%)*
                                                                 ----------
Ratios/Supplemental Data
    Net Assets, end of period (In millions)                      $      0.2

    Ratios to Average Net Assets (1):
         Expenses                                                      1.30%**
         Net investment income                                         0.53%**

    Portfolio turnover rate                                            52.3%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:                 1.37%**

    Ratio of Net Investment Income to Average Net Assets:              0.46%**

*   Non-annualized

**  Annualized

                       See notes to financial statements

Lord Abbett Bond Debenture Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A

                                                                                                                    For the period
                                                                                                                   from May 1, 1996
                                         Six months ended  Year ended    Year ended    Year ended    Year ended   (commencement of
                                           June 30, 2001   December 31,  December 31,  December 31,  December 31,   operations) to
                                         (Unaudited)(a)(b)   2000(c)         1999          1998          1997      December 31, 1996
                                         -------------------------------------------------------------------------------------------
Net Asset Value, beginning of period       $    11.75      $   12.475     $  12.381     $  12.112     $  10.970       $   10.098
                                           ----------      ----------     ---------     ---------     ---------       ----------
   Income from investment operations
       Net investment income                     0.47           1.000         0.710         0.682         0.544            0.345
       Net realized and unrealized gains
            (losses)                            (0.22)         (0.896)       (0.293)        0.072         1.147            0.949
                                           ----------      ----------     ---------     ---------     ---------       ----------
   Total from investment operations              0.25           0.104         0.417         0.754         1.691            1.294
                                           ----------      ----------     ---------     ---------     ---------       ----------
   Distributions
       Dividends from net investment
            income                              (0.95)         (0.832)       (0.244)       (0.349)       (0.549)          (0.342)
       Distributions from net realized
            gains                                  --              --        (0.079)       (0.136)           --           (0.080)
                                           ----------      ----------     ---------     ---------     ---------       ----------
   Total distributions                          (0.95)         (0.832)       (0.323)       (0.485)       (0.549)          (0.422)
                                           ----------      ----------     ---------     ---------     ---------       ----------
Net Asset Value, end of period             $    11.05      $   11.747     $  12.475     $  12.381     $  12.112       $   10.970
                                           ----------      ----------     ---------     ---------     ---------       ----------
Total Return                                     2.19%*          0.87%         3.40%         6.26%        15.63%           12.89%*
                                           ----------      ----------     ---------     ---------     ---------       ----------
Ratios/Supplemental Data
    Net Assets, end of period (In millions)$    157.6      $    155.2     $   170.2     $   120.0     $    55.4       $      7.7

    Ratios to Average Net Assets (1):
       Expenses                                  0.73%**         0.85%         0.85%         0.85%         0.85%            0.85%**
       Net investment income                     7.80%**         7.78%         6.74%         6.58%         6.68%            7.26%**

    Portfolio turnover rate                      32.5%*          64.9%         46.7%         84.7%        100.3%            58.1%*
(1) If certain expenses had not been
    reimbursed by the Adviser, total
    return would have been lower and the
    ratios would have been as follows:

    Ratio of Operating Expenses to Average
    Net
    Assets:                                      0.75%**         0.86%         0.86%         0.93%         1.07%            2.05%**

    Ratio of Net Investment Income to
    Average Net
    Assets:                                      7.78%**         7.77%         6.73%         6.50%         6.46%            6.06%**

*   Non-annualized

**  Annualized

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended June 30, 2001, was to decrease net investment income per share by $.01, increase net realized and unrealized gains by $.01 and decrease the ratio of net investment income to average net assets from 7.92% to 7.80%.

(b) Net investment income per share was calculated using average shares outstanding.

(c) For the year ended December 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

                       See notes to financial statements

Lord Abbett Bond Debenture Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B

                                                                        For the period
                                                                     from March 22, 2001
                                                                        (commencement
                                                                      of operations) to
                                                                     June 30, 2001(a)(b)
                                                                     -------------------
Net Asset Value, beginning of period                                       $     12.03
                                                                           -----------
     Income from investment operations
         Net investment income                                                    0.27
         Net realized and unrealized gains (losses)                              (0.31)
                                                                           -----------
     Total from investment operations                                            (0.04)
                                                                           -----------
     Distributions
         Dividends from net investment income                                    (0.07)
         Distributions in excess of net investment income                        (0.88)
                                                                           -----------
     Total distributions                                                         (0.95)
                                                                           -----------
Net Asset Value, end of period                                             $     11.04
                                                                           -----------
Total Return                                                                     (0.28%)*
                                                                           -----------
Ratios/Supplemental Data
  Net Assets, end of period (In millions)                                  $       3.5

  Ratios to Average Net Assets (1):
     Expenses                                                                     0.95%**
     Net investment income                                                        8.17%**

  Portfolio turnover rate                                                         32.5%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

         Ratio of Operating Expenses to Average Net Assets:                       0.97%**

         Ratio of Net Investment Income to Average Net Assets:                    8.15%**

 *   Non-annualized

 **  Annualized

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended June 30, 2001, was to decrease net investment income per share by $.01, increase net realized and unrealized gains by $.01 and decrease the ratio of net investment income to average net assets from 8.40% to 8.17%.

(b) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

Lord Abbett Mid-Cap Value Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A

                                                                                                                  For the period
                                                                                                               from August 20, 1997
                                                   Six months ended   Year ended    Year ended     Year ended    (commencement of
                                                    June 30, 2001    December 31,  December 31,   December 31,    operations) to
                                                     (Unaudited)       2000(a)        1999           1998        December 31, 1997
                                                   ----------------  ------------  ------------   ------------ --------------------
Net Asset Value, beginning of period                $      16.92     $    11.168   $   10.583     $    10.481    $        10.000
                                                    ------------     -----------   ----------     -----------    ---------------
      Income from investment operations
         Net investment income                              0.06           0.086        0.042           0.032              0.010
         Net realized and unrealized gains                  0.44           5.789        0.557           0.087              0.481

                                                    ------------     -----------   ----------     -----------    ---------------
      Total from investment operations                      0.50           5.875        0.599           0.119              0.491
                                                    ------------     -----------   ----------     -----------    ---------------
      Distributions
         Dividends from net investment income              (0.08)         (0.039)      (0.014)         (0.017)            (0.010)
         Distributions from net realized gains             (1.48)         (0.082)          --              --                 --

                                                    ------------     -----------   ----------     -----------    ---------------
      Total distributions                                  (1.56)         (0.121)      (0.014)         (0.017)            (0.010)
                                                    ------------     -----------   ----------     -----------    ---------------
Net Asset Value, end of period                      $      15.86     $    16.922   $   11.168     $    10.583    $        10.481
                                                    ------------     -----------   ----------     -----------    ---------------
Total Return                                                3.04%*         52.87%        5.71%           1.11%              4.90%*
                                                    ------------     -----------   ----------     -----------    ---------------
Ratios/Supplemental Data
    Net Assets, end of period (In millions)         $       68.0     $      60.0   $     29.4     $      18.3    $           2.2

    Ratios to Average Net Assets (1):
      Expenses                                              0.94%**         1.26%        1.25%           1.10%              1.10%**
      Net investment income                                 0.86%**         0.79%        0.50%           0.44%              0.97%**

    Portfolio turnover rate                                 23.2%*          66.4%        64.3%           41.0%               1.5%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:       N/A             N/A         1.41%           1.68%              8.41%**

    Ratio of Net Investment Income to Average Net Assets:    N/A             N/A         0.34%          (0.14%)            (6.34%)**

(a) For the year ended December 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

*    Non-annualized

**   Annualized

N/A  Not Applicable

                       See notes to financial statements

Lord Abbett Mid-Cap Value Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B

                                                            For the period
                                                          from April 3, 2001
                                                             (commencement
                                                           of operations) to
                                                             June 30, 2001
                                                          ------------------
Net Asset Value, beginning of period                            $   16.41
                                                                ---------
     Income from investment operations
         Net investment income                                       0.02
         Net realized and unrealized gains                           0.99

                                                                ---------
     Total from investment operations                                1.01
                                                                ---------
     Distributions
         Dividends from net investment income                       (0.01)
         Distributions in excess of net investment income           (0.07)
         Distributions in excess of net realized gains              (1.48)

                                                                ---------
     Total distributions                                            (1.56)
                                                                ---------
Net Asset Value, end of period                                  $   15.86
                                                                ---------

Total Return                                                         6.24%*
                                                                ---------

Ratios/Supplemental Data
   Net Assets, end of period (In millions)                      $     2.2

   Ratios to Average Net Assets
         Expenses                                                    1.15%**
         Net investment income                                       0.54%**

   Portfolio turnover rate                                           23.2%*

*  Non-annualized

** Annualized

                       See notes to financial statements

Lord Abbett Developing Growth Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A

                                                                                                                 For the period
                                                                                                               from August 20, 1997
                                                    Six months ended   Year ended    Year ended    Year ended   (commencement of
                                                      June 30, 2001    December 31,  December 31,  December 31,    operations) to
                                                       (Unaudited)      2000(a)         1999          1998      December 31, 1997
                                                    ----------------   ------------  ------------  ------------ -------------------
Net Asset Value, beginning of period                     $  11.44       $ 14.885      $ 11.241      $ 10.549       $  10.000
                                                         --------       --------      --------      --------       ---------
      Income from investment operations
         Net investment income (loss)                       (0.04)        (0.077)       (0.073)       (0.025)          0.002
         Net realized and unrealized gains (losses)         (0.41)        (2.692)        3.717         0.723           0.549

                                                         --------       --------      --------      --------       ---------
      Total from investment operations                      (0.45)        (2.769)        3.644         0.698           0.551
                                                         --------       --------      --------      --------       ---------
      Distributions
         Dividends from net investment income                  --             --            --            --          (0.002)
         Distributions from net realized gains                 --         (0.010)           --        (0.006)             --
         Distributions in excess of net realized
           gains                                               --         (0.663)           --            --              --
                                                         --------       --------      --------      --------       ---------
      Total distributions                                      --         (0.673)           --        (0.006)         (0.002)
                                                         --------       --------      --------      --------       ---------
Net Asset Value, end of period                           $  10.99       $ 11.443      $ 14.885      $ 11.241       $  10.549
                                                         --------       --------      --------      --------       ---------
Total Return                                                (3.93%)*      (18.87%)       32.47%         6.60%           5.52%*
                                                         --------       --------      --------      --------       ---------
Ratios/Supplemental Data
    Net Assets, end of period (In millions)              $   40.0       $   42.4      $   33.6      $   15.9       $     1.7

    Ratios to Average Net Assets (1):
      Expenses                                               1.04%**        1.20%         1.15%         1.00%           1.00%**
      Net investment income (loss)                           0.70%)**      (0.71%)       (0.73%)       (0.47%)          0.18%**

    Portfolio turnover rate                                  26.0%*         42.5%         53.2%         18.7%            9.1%*


(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:       1.23%**        1.24%         1.34%         1.70%           9.00%**

    Ratio of Net Investment Income to Average Net Assets:   (0.89%)**      (0.75%)       (0.92%)       (1.17%)         (7.82%)**

(a) For the year ended December 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

*    Non-annualized

**   Annualized

                       See notes to financial statements

Lord Abbett Developing Growth Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B

                                                             For the period
                                                           from April 3, 2001
                                                              (commencement
                                                           of operations) to
                                                              June 30, 2001
                                                           -----------------

Net Asset Value, beginning of period                           $       9.10
                                                               ------------
      Income from investment operations
         Net investment income (loss)                                 (0.01)
         Net realized and unrealized gains                             1.90

                                                               ------------
      Total from investment operations                                 1.89
                                                               ------------
Net Asset Value, end of period                                 $      10.99
                                                               ------------

Total Return                                                          20.77%*
                                                               ------------
Ratios/Supplemental Data
    Net Assets, end of period (In millions)                    $        0.4

    Ratios to Average Net Assets (1):
      Expenses                                                         1.20%**
      Net investment loss                                             (0.75%)**

    Portfolio turnover rate                                            26.0%*


(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:                 1.39%**

    Ratio of Net Investment Income to Average Net Assets:             (0.94%)**

*   Non-annualized

**  Annualized

                       See notes to financial statements

Lord Abbett Growth Opportunities Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class A

                                                           For the period
                                                          from May 1, 2001
                                                           (commencement
                                                          of operations) to
                                                            June 30, 2001
                                                             (Unaudited)
                                                          -----------------
Net Asset Value, beginning of period                          $    9.58
                                                              ---------
      Income from investment operations
         Net investment income                                       --+
         Net realized and unrealized gains                         0.07

                                                              ---------
      Total from investment operations                             0.07
                                                              ---------
Net Asset Value, end of period                                $    9.65
                                                              ---------
Total Return                                                       0.73%*
                                                              ---------
Ratios/Supplemental Data
    Net Assets, end of period (In millions)                   $     0.2

    Ratios to Average Net Assets (1):
      Expenses                                                     0.85%**
      Net investment income                                        0.59%**

    Portfolio turnover rate                                        33.9%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:             9.73%**

    Ratio of Net Investment Income to Average Net Assets:         (8.29%)**

 *   Non-annualized

 **  Annualized

 +   Rounds to less than $0.005 per share

                       See notes to financial statements

Lord Abbett Growth Opportunities Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B

                                                                                             For the period
                                                                                          from February 12, 2001
                                                                                              (commencement
                                                                                            of operations) to
                                                                                              June 30, 2001
                                                                                               (Unaudited)
                                                                                           -----------------------
Net Asset Value, beginning of period                                                             $    10.00
                                                                                                 -----------
             Income from investment operations
                  Net investment income                                                                0.02
                  Net realized and unrealized losses                                                  (0.38)
                                                                                                 -----------
             Total from investment operations                                                         (0.36)
                                                                                                 -----------
Net Asset Value, end of period                                                                   $     9.64
                                                                                                 -----------
Total Return                                                                                          (3.60%)*
                                                                                                 -----------
Ratios/Supplemental Data
        Net Assets, end of period (In millions)                                                  $      3.6

        Ratios to Average Net Assets (1):
             Expenses                                                                                  1.10%**
             Net investment income                                                                     0.75%**

        Portfolio turnover rate                                                                        33.9%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

        Ratio of Operating Expenses to Average Net Assets:                                             9.98%**

        Ratio of Net Investment Income to Average Net Assets:                                         (8.13%)**

*       Non-annualized
**      Annualized

                       See notes to financial statements

Lord Abbett Growth and Income Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A

                                                                                                         For the period
                                                                                                      from January 8, 1999
                                                             Six months ended          Year ended         (commencement
                                                               June 30, 2001          December 31,      of operations) to
                                                                (Unaudited)                2000(a)      December 31, 1999
                                                             -----------------------------------------------------------------
Net Asset Value, beginning of period                           $       26.82           $     24.071       $        21.603
                                                             ------------------       --------------     ----------------
     Income from investment operations
        Net investment income                                           0.03                  0.335                 0.274
        Net realized and unrealized gains (losses)                     (1.15)                 3.086                 2.194
                                                             ------------------       --------------     ----------------
     Total from investment operations                                  (1.12)                 3.421                 2.468
                                                             ------------------       --------------     ----------------
     Distributions
        Dividends from net investment income                           (0.22)                (0.283)                   --
        Distributions from net realized gains                             --                 (0.229)                   --
        Distributions in excess of net realized gains                     --                 (0.164)                   --
                                                             ------------------       --------------     ----------------
     Total distributions                                               (0.22)                (0.676)                   --
                                                             ------------------       --------------     ----------------
Net Asset Value, end of period                                 $       25.48           $     26.816       $        24.071
                                                             ------------------       --------------     ----------------
Total Return                                                           (4.15%)*               14.68%                11.38%*
                                                             ------------------       --------------     ----------------
Ratios/Supplemental Data
   Net Assets, end of period (In millions)                     $     1,302.8            $     944.6        $        887.0

   Ratios to Average Net Assets :
     Expenses                                                           0.62%**                0.70%                 0.70%**
     Net investment income                                              1.09%**                1.32%                 1.24%**

   Portfolio turnover rate                                              38.9%*                 51.7%                 70.8%*

(a) For the year ended December 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

*    Non-annualized

**   Annualized

                       See notes to financial statements

Lord Abbett Growth and Income Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B

                                                                             For the period
                                                                           from March 22, 2001
                                                                              (commencement
                                                                            of operations) to
                                                                              June 30, 2001
                                                                          ---------------------
Net Asset Value, beginning of period                                      $        23.59
                                                                          ---------------------
         Income from investment operations
              Net investment income                                                 0.03
              Net realized and unrealized gains                                     2.07
                                                                          ---------------------
         Total from investment operations                                           2.10
                                                                          ---------------------
         Distributions
              Dividends from net investment income                                 (0.02)
              Distributions in excess of net investment income                     (0.20)
                                                                          ---------------------
         Total distributions                                                       (0.22)
                                                                          ---------------------
Net Asset Value, end of period                                              $      25.47
                                                                          ---------------------
Total Return                                                                        8.93%*
                                                                          ---------------------
Ratios/Supplemental Data
     Net Assets, end of period (In millions)                                  $    11.6

     Ratios to Average Net Assets:
         Expenses                                                                   0.89%**
         Net investment income                                                      0.89%**

     Portfolio turnover rate                                                       38.9%*

*    Non-Annualized

**   Annualized

                       See notes to financial statements

Firstar Balanced Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A

                                                                                                                    For the period
                                                                                                                   from July 1, 1997
                                                       Six months ended   Year ended     Year ended  Year ended    (commencement of
                                                        June 30, 2001     December 31,  December 31, December 31,    operations) to
                                                      (Unaudited)(a)(b)     2000(c)        1999         1998       December 31, 1997
                                                      ------------------  -----------   -----------  ------------  -----------------
Net Asset Value, beginning of period                        $      11.46   $   11.858   $    11.398  $    10.389    $    10.000
                                                      ------------------  -----------   -----------  ------------  ----------------
     Income from investment operations
        Net investment income                                       0.10        0.275         0.232        0.223          0.123
        Net realized and unrealized gains (losses)                 (0.28)      (0.070)        0.581        1.152          0.477
                                                      ------------------  -----------   -----------  ------------  ----------------
     Total from investment operations                              (0.18)       0.205         0.813        1.375          0.600
                                                      ------------------  -----------   -----------  ------------  ----------------
     Distributions
        Dividends from net investment income                          --       (0.276)       (0.233)      (0.222)        (0.124)
        Distributions in excess of net investment
            income                                                    --       (0.001)           --           --             --
        Distributions from net realized gains                         --           --        (0.120)      (0.144)        (0.087)
        Distributions in excess of net realized
            gains                                                     --       (0.329)           --           --             --
                                                      ------------------  -----------   -----------  ------------  ----------------
     Total distributions                                              --       (0.606)       (0.353)      (0.366)        (0.211)
                                                      ------------------  -----------   -----------  ------------  ----------------
Net Asset Value, end of period                              $      11.28   $   11.457   $    11.858  $    11.398      $  10.389
                                                      ------------------  -----------   -----------  ------------  ----------------
Total Return                                                    (1.57%)*         1.73%         7.14%       13.31%          6.01%*
                                                      ------------------  -----------   -----------  ------------  ----------------
Ratios/Supplemental Data
  Net Assets, end of period (In millions)                   $       8.4    $      9.6     $     9.7    $     4.6      $     1.5

  Ratios to Average Net Assets (1):
     Expenses                                                      1.10%**       1.10%         1.10%        1.10%          1.10%**
     Net investment income                                         1.84%**       2.30%         2.52%        2.54%          2.74%**

  Portfolio turnover rate                                           26.4%*       39.3%         27.4%        36.0%          13.6%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

         Ratio of Operating Expenses to Average Net
         Assets:                                                    2.11%**      1.91%         2.06%        3.08%           3.81%**
         Ratio of Net Investment Income to Average Net Assets:      0.83%**      1.48%         1.56%        0.56%           0.03%**

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended June 30, 2001, was to decrease net investment income per share by $.01, increase net realized and unrealized gains by $.01 and decrease the ratio of net investment income to average net assets from 1.94% to 1.84%.

(b) Net investment income per share was computed using the average share method.

(c) For the year ended December 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

*    Non-annualized

**   Annualized

                       See notes to financial statements

Firstar Equity Income Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A

                                                                                                                     For the period
                                                                                                                   from July 1, 1997
                                                      Six months ended   Year ended    Year ended    Year ended    (commencement of
                                                        June 30, 2001     December 31,  December 31,  December 31,  operations) to
                                                          (Unaudited)       2000(a)        1999         1998       December 31, 1997
                                                      ------------------------------------------------------------------------------
Net Asset Value, beginning of period                      $      12.59     $   11.169   $    11.626  $    11.047   $      10.000
                                                          ------------     ----------   -----------  -----------   -------------
    Income from investment operations
         Net investment income                                    0.07          0.184         0.194        0.167           0.074
         Net realized and unrealized gains (losses)              (0.07)         1.452         0.107        0.862           1.192
                                                          ------------     ----------   -----------  -----------   -------------
    Total from investment operations                                --          1.636         0.301        1.029           1.266
                                                          ------------     ----------   -----------  -----------   -------------
    Distributions
         Dividends from net investment income                    (0.01)        (0.179)       (0.190)      (0.167)         (0.074)
         Distributions from net realized gains                      --             --        (0.568)      (0.283)         (0.145)
         Distributions in excess of net realized gains              --         (0.038)           --           --              --
                                                          ------------     ----------   ---- ------- ------------  -------------
    Total distributions                                          (0.01)        (0.217)       (0.758)      (0.450)         (0.219)
                                                          ------------     ----------   -----------  -----------   -------------
Net Asset Value, end of period                            $      12.58     $   12.588   $    11.169  $    11.626   $      11.047
                                                          ------------     ----------   -----------  -----------   -------------
Total Return                                                     (0.04%)*       14.64%         2.51%        9.35%          12.69%*
                                                          ------------     ----------   -----------  -----------   -------------
Ratios/Supplemental Data
   Net Assets, end of period (In millions)                $        5.7     $      7.4   $       7.0  $       4.7   $         1.7

   Ratios to Average Net Assets (1):
         Expenses                                                 1.10%**        1.10%         1.10%        1.10%           1.10%**
         Net investment income                                    0.91%**        1.53%         1.85%        1.79%           1.65%**

   Portfolio turnover rate                                         2.7%*         31.9%         58.8%        79.4%           17.9%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

         Ratio of Operating Expenses to Average Net
         Assets:                                                  2.43%**        2.15%         2.23%        2.69%           3.58%**

         Ratio of Net Investment Income to Average Net
         Assets:                                                 (0.42%)**       0.48%         0.72%        0.20%          (0.83%)**

(a) For the year ended December 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

*    Non-annualized

**   Annualized

                       See notes to financial statements

Firstar Growth & Income Equity Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the periods indicated

Class A

                                                                                                                    For the period
                                                                                                                   from July 1, 1997
                                                        Six months ended   Year ended    Year ended    Year ended  (commencement of
                                                         June 30, 2001     December 31,  December 31,  December 31,  operations) to
                                                            (Unaudited)       2000(a)        1999         1998     December 31, 1997
                                                      ------------------  -----------   -----------  ------------  ----------------
Net Asset Value, beginning of period                    $          12.50    $  13.788   $   11.995   $  10.710      $    10.000
                                                        ----------------    ---------   ----------   ---------      -----------

     Income from investment operations
         Net investment income                                      0.02        0.039        0.049       0.057            0.033
         Net realized and unrealized gains (losses)                (1.34)      (0.807)       1.890       1.538            0.793
                                                        ----------------    ---------   ----------   ---------      -----------
     Total from investment operations                              (1.32)      (0.768)       1.939       1.595            0.826
                                                        ----------------    ---------   ----------   ---------      -----------

     Distributions
         Dividends from net investment income                        --+       (0.039)      (0.049)     (0.058)          (0.032)
         Distributions from net realized gains                     (0.45)      (0.479)      (0.097)     (0.252)          (0.084)
                                                        ----------------    ---------   ----------   ---------      -----------
     Total distributions                                           (0.45)      (0.518)      (0.146)     (0.310)          (0.116)
                                                        ----------------    ---------   ----------   ---------      -----------
Net Asset Value, end of period                          $          10.73    $  12.502   $   13.788   $  11.995      $    10.710
                                                        ----------------    ---------   ----------   ---------      -----------
Total Return                                                      (10.56%)*     (5.66%)      16.17%      14.95%            8.26%*
                                                        ----------------    ---------   ----------   ---------      -----------
Ratios/Supplemental Data
     Net Assets, end of period (In millions)            $           12.3    $    15.1   $     16.4   $     9.1      $       2.4

     Ratios to Average Net Assets (1):
         Expenses                                                   1.10%**      1.10%        1.10%       1.10%            1.10%**
         Net investment income                                      0.26%**      0.29%        0.45%       0.65%            0.87%**

     Portfolio turnover rate                                        27.5%*      106.4%        37.8%       57.5%            18.1%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

         Ratio of Operating Expenses to Average Net
         Assets:                                                    1.75%**      1.56%        1.59%       2.00%            3.51%**

         Ratio of Net Investment Income to Average Net
         Assets:                                                   (0.39%)**    (0.17%)      (0.04%)     (0.25%)          (1.54%)**

(a) For the year ended December 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

*    Non-annualized

**   Annualized

+    Rounds to less than $0.005 per share

                       See notes to financial statements

Janus Aggressive Growth Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B

                                                                                      For the period
                                                                                  from February 12, 2001
                                                                                       (commencement
                                                                                     of operations) to
                                                                                       June 30, 2001
                                                                                     (Unaudited)(a)(b)
                                                                                  ----------------------
Net Asset Value, beginning of period                                               $            10.00
                                                                                  ----------------------
     Income from investment operations
         Net investment income                                                                   0.01
         Net realized and unrealized losses                                                     (1.71)
                                                                                  ----------------------
     Total from investment operations                                                           (1.70)
                                                                                  ----------------------
Net Asset Value, end of period                                                     $             8.30
                                                                                  ----------------------
Total Return                                                                                   (17.00%)*
                                                                                  ----------------------
Ratios/Supplemental Data
     Net Assets, end of period (In millions)                                          $           6.0

     Ratios to Average Net Assets (1):
         Expenses                                                                                1.10%**
         Net investment income                                                                   0.21%**

     Portfolio turnover rate                                                                     42.5%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

     Ratio of Operating Expenses to Average Net Assets:                                          6.52%**

     Ratio of Net Investment Income to Average Net Assets:                                      (5.21%)**


*    Non-annualized

**   Annualized

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ending June 30, 2001, was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains by less than $.01 and decrease the ratio of net investment income from 0.22% to 0.21%.

(b) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

MFS Mid Cap Growth Portfolio
FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class A

                                                                                        For the period
                                                                                       from May 1, 2001
                                                                                        (commencement
                                                                                      of operations) to
                                                                                        June 30, 2001
                                                                                         (Unaudited)
                                                                                   -----------------------
Net Asset Value, beginning of period                                                 $              9.76
                                                                                   -----------------------
    Income from investment operations
         Net investment income                                                                        --+
         Net realized and unrealized losses                                                        (0.25)
                                                                                   -----------------------
    Total from investment operations                                                               (0.25)
                                                                                   -----------------------
Net Asset Value, end of period                                                       $              9.51
                                                                                   -----------------------
Total Return                                                                                       (2.56%)*
                                                                                   -----------------------
Ratios/Supplemental Data
    Net Assets, end of period (In millions)                                          $               2.8

    Ratios to Average Net Assets (1):
         Expenses                                                                                   0.80%**
         Net investment income                                                                      0.08%**

    Portfolio turnover rate                                                                         30.0%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:                                              5.35%**

    Ratio of Net Investment Income to Average Net Assets:                                          (4.47%)**

*    Non-annualized

**   Annualized

+    Rounds to less than $0.005 per share

                       See notes to financial statements

MFS Mid Cap Growth Portfolio

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B


                                                                                               For the period
                                                                                           from February 12, 2001
                                                                                                (commencement
                                                                                              of operations) to
                                                                                                June 30, 2001
                                                                                                 (Unaudited)
                                                                                           ----------------------
Net Asset Value, beginning of period                                                            $      10.00
                                                                                                ------------

         Income from investment operations
             Net investment income                                                                      0.01
             Net realized and unrealized losses                                                        (0.51)
                                                                                                ------------
         Total from investment operations                                                              (0.50)
                                                                                                ------------
Net Asset Value, end of period                                                                  $       9.50
                                                                                                ------------
Total Return                                                                                           (5.00%)*
                                                                                                ------------
Ratios/Supplemental Data
    Net Assets, end of period (In millions)                                                     $        7.0

    Ratios to Average Net Assets (1):
         Expenses                                                                                       1.05%**
         Net investment income                                                                          0.27%**

    Portfolio turnover rate                                                                             30.0%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Operating Expenses to Average Net Assets:                                                  5.60%**

    Ratio of Net Investment Income to Average Net Assets:                                              (4.28%)**

*   Non-annualized

**  Annualized

                       See notes to financial statements

MFS Research International Portfolio

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class A


                                                                                             For the period
                                                                                           from May 1, 2001
                                                                                             (commencement
                                                                                            of operations) to
                                                                                              June 30, 2001
                                                                                           ------------------
Net Asset Value, beginning of period                                                         $       9.55
                                                                                             ------------
         Income from investment operations
             Net investment income                                                                   0.01
             Net realized and unrealized losses                                                     (0.41)
                                                                                             ------------
         Total from investment operations                                                           (0.40)
                                                                                             ------------
Net Asset Value, end of period                                                               $       9.15

Total Return                                                                                        (4.19%)*

Ratios/Supplemental Data
     Net Assets, end of period (In millions)                                                 $        1.0

     Ratios to Average Net Assets (1):
         Expenses                                                                                    1.00%**
         Net investment income                                                                       1.07%**

     Portfolio turnover rate                                                                         42.6%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

     Ratio of Operating Expenses to Average Net Assets:                                              7.39%**

     Ratio of Net Investment Income to Average Net Assets:                                          (5.32%)**

*    Non-annualized

**   Annualized

                       See notes to financial statements

MFS Research International Portfolio

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B


                                                                                                      For the period
                                                                                                  from February 12, 2001
                                                                                                      (commencement
                                                                                                     of operations) to
                                                                                                       June 30, 2001
                                                                                                  ----------------------
Net Asset Value, beginning of period                                                                    $    10.00
                                                                                                        ----------
         Income from investment operations
             Net investment income                                                                            0.04
             Net realized and unrealized losses                                                              (0.89)
                                                                                                        ----------
         Total from investment operations                                                                    (0.85)
                                                                                                        ----------
Net Asset Value, end of period                                                                          $     9.15
                                                                                                        ----------
Total Return                                                                                                 (8.50%)*
                                                                                                        ----------
Ratios/Supplemental Data
     Net Assets, end of period (In millions)                                                            $      6.2

     Ratios to Average Net Assets (1):
         Expenses                                                                                             1.25%**
         Net investment income                                                                                1.34%**

     Portfolio turnover rate                                                                                  42.6%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

     Ratio of Operating Expenses to Average Net Assets:                                                       7.64%**

     Ratio of Net Investment Income to Average Net Assets:                                                   (5.05%)**

*    Non-annualized

**   Annualized

                       See notes to financial statements

Oppenheimer Capital Appreciation Portfolio

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B



                                                                                               For the period
                                                                                          from February 12, 2001
                                                                                               (commencement
                                                                                             of operations) to
                                                                                               June 30, 2001
                                                                                             (Unaudited)(a)(b)
                                                                                          ----------------------
Net Asset Value, beginning of period                                                            $    10.00
                                                                                                ----------
         Income from investment operations
             Net investment income                                                                    0.02
             Net realized and unrealized losses                                                      (0.67)
                                                                                                ----------
         Total from investment operations                                                            (0.65)
                                                                                                ----------
Net Asset Value, end of period                                                                  $     9.35
                                                                                                ----------
Total Return                                                                                         (6.50%)*
                                                                                                ----------
Ratios/Supplemental Data
     Net Assets, end of period (In millions)                                                    $      5.6

     Ratios to Average Net Assets (1):
         Expenses                                                                                     1.00%**
         Net investment income                                                                        0.51%**

     Portfolio turnover rate                                                                          17.7%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

     Ratio of Operating Expenses to Average Net Assets:                                               8.69%**

     Ratio of Net Investment Income to Average Net Assets:                                           (7.18%)**

 *   Non-annualized

 **  Annualized

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended June 30, 2001, was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains by less than $.01 and decrease the ratio of net investment income by less than .01%.

(b) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

PIMCO Money Market Portfolio

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B


                                                                                                  For the period
                                                                                               from February 12, 2001
                                                                                                   (commencement
                                                                                                  of operations) to
                                                                                                    June 30, 2001
                                                                                               ----------------------
Net Asset Value, beginning of year                                                                    $     1.00
                                                                                                      ----------
         Income from investment operations
             Net investment income                                                                          0.02
                                                                                                      ----------
         Total from investment operations                                                                   0.02
                                                                                                      ----------
         Distributions
             Dividends from net investment income                                                          (0.02)

         Total distributions                                                                               (0.02)

Net Asset Value, end of year                                                                          $     1.00

Total Return                                                                                                1.56%*

Ratios/Supplemental Data
     Net Assets, end of period (In millions)                                                          $      5.2

     Ratios to Average Net Assets (1):
         Expenses                                                                                           0.75%**
         Net investment income                                                                              4.04%**

     Portfolio turnover rate                                                                                 N/A

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

     Ratio of Operating Expenses to Average Net Assets:                                                     7.30%**

     Ratio of Net Investment Income to Average Net Assets:                                                 (2.51%)**

*    Non-annualized

**   Annualized

                       See notes to financial statements

PIMCO Total Return Portfolio

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class A



                                                                                               For the period
                                                                                               from May 1, 2001
                                                                                                (commencement
                                                                                              of operations) to
                                                                                                 June 30, 2001
                                                                                              (Unaudited)(a)(b)
                                                                                              -----------------
Net Asset Value, beginning of period                                                             $    10.03
                                                                                                 ----------

         Income from investment operations
             Net investment income                                                                     0.06
             Net realized and unrealized gains                                                         0.04

         Total from investment operations                                                              0.10

Net Asset Value, end of period                                                                   $    10.13

Total Return                                                                                           1.00%*

Ratios/Supplemental Data
     Net Assets, end of period (In millions)                                                     $      4.8

     Ratios to Average Net Assets (1):
         Expenses                                                                                      0.65%**
         Net investment income                                                                         3.57%**

     Portfolio turnover rate                                                                          239.8%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

     Ratio of Operating Expenses to Average Net Assets:                                                4.17%**

     Ratio of Net Investment Income to Average Net Assets:                                             0.05%**

*    Non-annualized

**   Annualized

(a) As required, effective January 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended June 30, 2001, was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains by less than $.01 and decrease the ratio of net investment income from 3.83% to 3.57%.

(b) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

PIMCO Total Return Portfolio

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B


                                                                                                    For the period
                                                                                                 from February 12, 2001
                                                                                                    (commencement
                                                                                                  of operations) to
                                                                                                    June 30, 2001
                                                                                                    (Unaudited)(a)(b)
                                                                                                 ----------------------
Net Asset Value, beginning of period                                                                 $     10.00
                                                                                                     -----------
         Income from investment operations
             Net investment income                                                                          0.16
             Net realized and unrealized losses                                                            (0.05)
                                                                                                     -----------
         Total from investment operations                                                                   0.11
                                                                                                     -----------
Net Asset Value, end of period                                                                       $     10.11
                                                                                                     -----------
Total Return                                                                                                1.10%*
                                                                                                     -----------
Ratios/Supplemental Data
     Net Assets, end of period (In millions)                                                         $       9.5

     Ratios to Average Net Assets (1):
         Expenses                                                                                           0.90%**
         Net investment income                                                                              4.09%**

     Portfolio turnover rate                                                                               239.8%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

     Ratio of Operating Expenses to Average Net Assets:                                                     4.42%**

     Ratio of Net Investment Income to Average Net Assets:                                                  0.57%**

*    Non-annualized

**   Annualized

(a) As required, effective January 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended June 30, 2001, was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains by less than $.01 and decrease the ratio of net investment income from 4.20 % to 4.09%.

(b) Net investment income per share was calculated using average shares outstanding.

                       See notes to financial statements

PIMCO Innovation Portfolio

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class A


                                                                                               For the period
                                                                                              from May 1, 2001
                                                                                                (commencement
                                                                                             of operations) to
                                                                                               June 30, 2001
                                                                                                 (Unaudited)
                                                                                             -----------------
Net Asset Value, beginning of period                                                             $    8.06
                                                                                                 ---------

         Income from investment operations
             Net investment income                                                                      --+
             Net realized and unrealized losses                                                      (0.46)
                                                                                                 ---------
         Total from investment operations                                                            (0.46)
                                                                                                 ---------
Net Asset Value, end of period                                                                   $    7.60
                                                                                                 ---------
Total Return                                                                                         (5.71%)*
                                                                                                 ---------
Ratios/Supplemental Data
     Net Assets, end of period (In millions)                                                     $     2.4

     Ratios to Average Net Assets (1):
         Expenses                                                                                     1.10%**
         Net investment income                                                                        0.63%**

     Portfolio turnover rate                                                                          69.9%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

     Ratio of Operating Expenses to Average Net Assets:                                               8.65%**

     Ratio of Net Investment Income to Average Net Assets:                                           (6.92%)**

*    Non-annualized

**   Annualized

+    Rounds to less than $0.005 per share

                       See notes to financial statements

PIMCO Innovation Portfolio

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B


                                                                                                  For the period
                                                                                              from February 12, 2001
                                                                                                   (commencement
                                                                                                 of operations) to
                                                                                                   June 30, 2001
                                                                                                    (Unaudited)
                                                                                              ----------------------
Net Asset Value, beginning of period                                                                 $     10.00
                                                                                                     -----------

         Income from investment operations
             Net investment income                                                                          0.01
             Net realized and unrealized losses                                                            (2.42)
                                                                                                     -----------
         Total from investment operations                                                                  (2.41)
                                                                                                     -----------
Net Asset Value, end of period                                                                       $      7.59
                                                                                                     -----------
Total Return                                                                                              (24.10%)*
                                                                                                     -----------
Ratios/Supplemental Data
     Net Assets, end of period (In millions)                                                         $       4.5

     Ratios to Average Net Assets (1):
         Expenses                                                                                           1.35%**
         Net investment income                                                                              0.65%**

     Portfolio turnover rate                                                                                69.9%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

     Ratio of Operating Expenses to Average Net Assets:                                                     8.90%**

     Ratio of Net Investment Income to Average Net Assets:                                                 (6.90%)**

*    Non-annualized

**   Annualized

                       See notes to financial statements

Met/Putnam Research Portfolio

FINANCIAL HIGHLIGHTS

For a share held throughout the period indicated

Class B


                                                                                               For the period
                                                                                           from February 12, 2001
                                                                                               (commencement
                                                                                             of operations) to
                                                                                               June 30, 2001
                                                                                                 (Unaudited)
                                                                                           ----------------------
Net Asset Value, beginning of period                                                              $    10.00
                                                                                                  ----------

         Income from investment operations
             Net investment income                                                                      0.01
             Net realized and unrealized losses                                                        (1.01)
                                                                                                  ----------
         Total from investment operations                                                              (1.00)
                                                                                                  ----------
Net Asset Value, end of period                                                                    $     9.00
                                                                                                  ----------
Total Return                                                                                          (10.00%)*
                                                                                                  ----------
Ratios/Supplemental Data
     Net Assets, end of period (In millions)                                                      $     14.7

     Ratios to Average Net Assets (1):
         Expenses                                                                                       1.10%**
         Net investment income                                                                          0.41%**

     Portfolio turnover rate                                                                            68.8%*

(1) If certain expenses had not been reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

     Ratio of Operating Expenses to Average Net Assets:                                                 3.21%**

     Ratio of Net Investment Income to Average Net Assets:                                             (1.70%)**

*    Non-annualized

**   Annualized

                       See notes to financial statements

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                           June 30, 2001 (Unaudited)

1. Organization

Met Investors Series Trust (the Trust) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the 1940 Act). The Trust offers twenty-three diversified portfolios (each, a "Portfolio" and collectively, the "Portfolios") each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2001, the Portfolios included in the Trust are as follows: J.P. Morgan Small Cap Stock Portfolio, J.P. Morgan Quality Bond Portfolio, J.P. Morgan Select Equity Portfolio, J.P. Morgan Enhanced Index Portfolio (formerly J.P Morgan Large Cap Stock Portfolio), J.P. Morgan International Equity Portfolio, Lord Abbett Bond Debenture Portfolio, Lord Abbett Mid-Cap Value Portfolio, Lord Abbett Developing Growth Portfolio, Lord Abbett Growth Opportunities Portfolio, Lord Abbett Growth and Income Portfolio, Firstar Balanced Portfolio, Firstar Equity Income Portfolio, Firstar Growth & Income Equity Portfolio, Janus Aggressive Growth Portfolio, MFS Mid Cap Growth Portfolio, MFS Research International Portfolio, Oppenheimer Capital Appreciation Portfolio, PIMCO Money Market Portfolio, PIMCO Total Return Portfolio, PIMCO Innovation Portfolio, Met/Putnam Research Portfolio, BlackRock Equity Portfolio and the BlackRock U.S. Government Income Portfolio. The BlackRock Equity Portfolio and the BlackRock U.S. Government Income Portfolio are reported separately in Financial Statements dated July 31, 2001.

The Trust offers three classes of shares: Class A Shares are offered by all Portfolios with the exception of the Janus Aggressive Growth Portfolio, the Oppenheimer Capital Appreciation Portfolio, the PIMCO Money Market Portfolio and the Met/Putnam Research Portfolio. Class B Shares are offered by all Portfolios with the exception of the Firstar Balanced Portfolio, the Firstar Equity Income Portfolio and the Firstar Growth and Income Equity Portfolio. Class E Shares are scheduled to be made available August 31, 2001 and will be offered by the MFS Mid Cap Growth Portfolio, the MFS Research International Portfolio, the PIMCO Total Return Portfolio and the PIMCO Innovation Portfolio. The Trust has distribution agreements with MetLife Investors Distribution Company ("MIDC" or the "Distributor") in which MIDC serves as the Distributor for the Trust's Class A, Class B and Class E shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc. which is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.

The Trust's Distribution Agreements with respect to the Class A and Class B shares were approved by the Board of Trustees at a board meeting held on December 7, 2000. The Trust's Distribution Agreement with respect to Class E shares was approved at a board meeting held on April 23 and April 24, 2001. The Distributor or its affiliates for the Class A shares will pay for printing and distributing prospectuses or reports prepared for their use in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants. Pursuant to the Class B and Class E Distribution Plans, the Trust compensates the Distributor from assets attributable to the Class B and Class E shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class B and Class E shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B and Class E shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the Class B and Class E shares. The Class B and Class E Distribution Plans provide that the Trust, on behalf of each Portfolio, may pay annually up to 0.50% and 0.25% of the average daily net assets of a Portfolio attributable to its Class B and Class E shares, respectively, in respect to activities primarily intended to result in the sale of Class B and Class E shares. However, under Class B and Class E Distribution Agreements, payments to the Distributor for activities pursuant to the Class B Distribution Plan and Class E Distribution Plan are limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of a Portfolio attributable to its' Class B and Class E shares, respectively. Under terms of the Class B and Class E Distribution Plans and Distribution Agreements, each Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E shares for such entities' fees or expenses incurred or paid in that regard. Shares of each Class of the Portfolios represent an equal pro rata interest in the Portfolios and generally give the shareholder the same voting, dividend, liquidation, and other rights.

At a special meeting of shareholders held on January 26, 2001, the shareholders of the COVA Series Trust approved the reorganization of the Funds of the COVA Series Trust as Portfolios of Met Investors Series Trust ("MIT") pursuant to an Agreement and Plan of Reorganization between MIT and COVA Series Trust dated as of December 8, 2000. At a special meeting of shareholders held on January 26, 2001, the shareholders of Security First Trust approved the reorganization of the Series of the Security First Trust as Portfolios of MIT pursuant to an Agreement and Plan of Reorganization between MIT and Security First Trust dated as of December 8, 2000. MIT was established under an Agreement and Declaration of Trust dated as of July 27, 2000.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                           June 30, 2001 (Unaudited)

2. Significant Accounting Policies - continued

A. Security Valuation - Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. If there was no sale on such day, the securities are valued at the mean between the most recently quoted bid and asked prices. Investments in securities not listed on a securities exchange are valued based on their last quoted bid price or, if not available, their fair value as determined in good faith by the Board of Trustees. Domestic fixed income investments are stated at values using the mean between the most recently quoted bid and asked prices. Foreign fixed income securities are valued at their sale price as of the close of the securities exchange on which the securities are listed. If such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees are used. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value.

Under the amortized cost method, investments are recorded at cost and any discount or premium is accreted or amortized, respectively, on a constant yield to maturity basis to the maturity of the investment. Value on any given date equals original cost plus or minus accreted discount or amortized premium, respectively, to that date. Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued at forward rates and are marked-to-market daily.

B. Change in Accounting Policy - Effective January 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities using the constant yield to maturity method. Prior to January 1, 2001, the Portfolios did not amortize premiums on securities purchased. The cumulative effect of this accounting change had no impact on the total net assets of the Portfolios but resulted in the following reclassification of the components of net assets as of January 1, 2001, based on securities held by the Portfolios as of that date:

                                             Net Unrealized                   Accumulated
                                              Appreciation/                Undistributed Net
Portfolio                                    (Depreciation)                Investment Income
---------                                    --------------                -----------------
J.P. Morgan Quality Bond Portfolio                 $ 27,952                      $  (27,952)
J.P. Morgan Enhanced Index Portfolio               $     20                      $      (20)
Lord Abbett Bond Debenture Portfolio               $242,642                      $ (242,642)
Firstar Balanced Portfolio                         $ 18,788                      $  (18,788)

The effect of this change for the period ended June 30, 2001, was to decrease net investment income, increase net unrealized appreciation (depreciation) and increase undistributed net realized gain (loss) by the following reclassification. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

                                                Net Unrealized               Accumulated                Accumulated
                                                Appreciation/             Undistributed Net           Undistributed Net
Portfolio                                       (Depreciation)            Investment Income          Realized Gain/Loss
---------                                       --------------            -----------------          ------------------
J.P. Morgan Quality Bond Portfolio                $   16,986                 $   (48,212)                 $   31,226
J.P. Morgan Select Equity Portfolio               $    4,453                 $    (4,453)                 $       --
J.P. Morgan Enhanced Index Portfolio              $      394                 $      (406)                 $       12
Lord Abbett Bond Debenture Portfolio              $   20,392                 $  (101,272)                 $   80,880
Firstar Balanced Portfolio                        $    2,448                 $    (4,458)                 $    2,010
Janus Aggressive Growth Portfolio                 $       31                 $      (100)                 $       69
Oppenheimer Capital Appreciation Portfolio        $       75                 $       (75)                 $       --
PIMCO Total Return Portfolio                      $    1,701                 $    (3,249)                 $    1,548

C. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Portfolios may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolios segregate assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

                           MET INVESTORS SERIES TRUST
                          Notes to Financial Statements
                           June 30, 2001 (Unaudited)

2. Significant Accounting Policies - continued

D. Investment Income and Expenses - Dividend income is recorded on the ex-dividend date, or in the case of some foreign securities, on the date thereafter when the Portfolio is made aware of the dividend. Interest income and expenses are recorded when earned or incurred, respectively. Foreign income and foreign capital gains realized on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

E. Federal Income Taxes - The Trust's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, to its shareholders. Accordingly, the Portfolios have not recorded a provision for federal income taxes. In addition, any Portfolios subject to federal excise tax regulations will distribute substantially all of their net investment income and net capital gains, if any, in each calendar year in order to avoid the payment of federal excise taxes.

Distributions from net investment income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. As a result, distributions from net investment income and net realized capital gains may differ from their ultimate characterization for federal income tax purposes due to timing differences. For the J.P. Morgan Enhanced Index Portfolio, J.P. Morgan Quality Bond Portfolio, J.P. Morgan International Equity Portfolio, PIMCO Total Return Portfolio, MFS Mid Cap Growth Portfolio, and MFS Research International Portfolio, net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of timing differences related to open futures at year end.

The Portfolios utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2000, the accumulated capital loss carryforwards and expiration dates by Portfolio were as follows: J.P. Morgan Quality Bond Portfolio: $3,023,092 expiring in 2007 and $2,305,867 expiring in 2008, Lord Abbett Bond Debenture Portfolio: $2,276,221 expiring in 2007 and $889,407 expiring in 2008, J.P. Morgan Enhanced Index
Portfolio: $4,533,984 expiring in 2008, Lord Abbett Developing Growth Portfolio:
$1,934,268 expiring in 2008, and Lord Abbett Growth and Income Portfolio:
$5,818,547 expiring in 2008.

F. Distribution of Income and Gains - The Portfolios annually declare, pay and automatically reinvest dividends from net investment income and distributions of any net realized capital gains.

G. Derivatives - A derivative financial instrument, in general terms, is a security whose value is "derived" from the value of an underlying asset, reference rate or index. The Portfolios primarily use derivative instruments to protect against possible changes in the market value of their investments. All of the Portfolios' holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation of investments. Upon disposition, a realized gain or loss is recognized accordingly.

The primary risks associated with the use of these financial instruments for hedging purposes are the possibility of (a) an imperfect correlation between the change in market value of the hedged securities held by the Portfolios and the change in market value of these financial instruments, and (b) an illiquid market. As a result, the use of these financial instruments may involve, to a varying degree, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The following are brief descriptions of derivative instruments the Portfolios may hold.

a. Futures Contracts - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities.

Upon entering into a futures contract, the Portfolios are required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract.

b. Options Contracts - A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Portfolios to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less the cost of the option. When

                           MET INVESTORS SERIES TRUST
                          Notes to Financial Statements
                           June 30, 2001 (Unaudited)

2. Significant Accounting Policies - continued

the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

The premium received for a written option is recorded as a liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Portfolio may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised this loss can be greater than premium received. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

c. Forward Foreign Currency Contracts - The Portfolios may enter into forward foreign currency contracts to hedge their Portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

H. Security Lending - The Portfolios may lend their securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Portfolios may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Portfolios receive compensation for lending their securities.

Each Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

I. Foreign Currency Translation - Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the rate of exchange at the end of the period. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, from changes in the exchange rates of foreign currency held, and from changes in the contract value of forward foreign currency contracts.

J. Interest Rate Transactions - Among the strategic transactions into which the Portfolios may enter are interest rate swaps and the purchase or sale of related caps and floors. A Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index

                           MET INVESTORS SERIES TRUST
                          Notes to Financial Statements
                           June 30, 2001 (Unaudited)

2. Significant Accounting Policies - continued

exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

K. Short Sales - A Portfolio, in "selling short", sells borrowed securities which must at some date be returned to the lender. A Portfolio may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal amount of securities sold short.

L. Repurchase Agreements - The Portfolios may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

M. Reverse Repurchase Agreements - The Portfolios may enter into reverse repurchase agreements with selected commercial banks or broker-dealers. In a reverse repurchase agreement, the Portfolio sells securities as collateral and agrees to repurchase them at a mutually agreed upon date and price. This practice is the equivalent of borrowing using the securities as collateral and can create leverage. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities but pays interest to the counter-party based upon competitive market rates at the time of issuance. At the time the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing liquid assets having a value not less than the repurchase price (including accrued interest). If the counterparty to the transaction is rendered insolvent, the ultimate realization of the collateral securities to be repurchased by the Portfolio may be delayed or limited.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust is managed by Met Investors Advisory Corp. (the "Manager") (formerly known as Security First Investment Management Corporation) which, subject to the supervision and direction of the Trustees of the Trust, has overall responsibility for the general management and administration of the Trust. The Manager has entered into advisory agreements with J.P. Morgan Investment Management Inc., Lord Abbett & Co., U.S. Bancorp Piper Jaffray Asset Management Inc. (as successor to Firstar Investment Research and Management Company, LLC), Pacific Investment Management Co. (PIMCO) LLC, PIMCO Equity Advisors, Massachusetts Financial Services Co., Putnam Investment Management LLC, Janus Capital Corp. and OppenheimerFunds Inc. (the "Advisers") for investment advisory services in connection with the investment management of the Portfolios.

Subject to the supervision and direction of the Trustees of the Trust, the Manager supervises the Advisers and has full discretion with respect to the retention or renewal of the advisory agreements. The Manager pays the Advisers and bears the cost of compensating officers of the Trust.

Under the terms of the Portfolios' investment advisory agreement, the Portfolios pay the Manager a monthly fee based upon annual rates applied to each of the Portfolios' average daily net assets as follows:

Portfolio                                    Average Daily Net Assets                         % Per Annum
---------                                    ------------------------                         -----------
J.P. Morgan Small Cap Stock Portfolio        All                                              0.85%
J.P. Morgan Quality Bond Portfolio           First $75 Million                                0.55%
                                             Over $75 Million                                 0.50%
J.P. Morgan Select Equity Portfolio          First $50 Million                                0.65%
                                             Over $50 Million                                 0.60%
J.P. Morgan Enhanced Index Portfolio         First $50 Million                                0.60%
                                             Over $50 Million                                 0.55%
J.P. Morgan International Equity Portfolio   First $50 Million                                0.80%
                                             Over $50 Million up to $350 Million              0.75%
                                             Over $350 Million                                0.70%
Lord Abbett Bond Debenture Portfolio         All                                              0.60%

                           MET INVESTORS SERIES TRUST
                          Notes to Financial Statements
                            June 30, 2001 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Portfolio                                    Average Daily Net Assets                     % Per Annum
---------                                    ------------------------                     -----------
Lord Abbett Mid-Cap Value Portfolio          First $200 Million                           0.70%
                                             Over $200 Million up to $500
                                             Million                                      0.65%
                                             Over $500 Million                            0.625%
Lord Abbett Developing Growth Portfolio      All                                          0.75%
Lord Abbett Growth Opportunites
   Portfolio                                 First $200 Million                           0.70%
                                             Over $200 Million up to $500
                                             Million                                      0.65%
                                             Over $500 Million                            0.625%
Lord Abbett Growth and Income
   Portfolio                                 First $800 Million                           0.60%
                                             Over $800 Million up to $2 Billion           0.55%
                                             Over $2 Billion                              0.50%
Firstar Balanced Portfolio                   All                                          1.00%
Firstar Equity Income Portfolio              All                                          1.00%
Firstar Growth & Income Equity Portfolio     All                                          1.00%
Janus Aggressive Growth Portfolio            First $100 Million                           0.80%
                                             Over $100 Million up to $500
                                             Million                                      0.75%
                                             Over $500 Million                            0.70%
MFS Mid Cap Growth Portfolio                 First $150 Million                           0.65%
                                             Over $150 Million up to $300
                                             Million                                      0.625%
                                             Over $300 Million                            0.60%
MFS Research International Portfolio         First $200 Million                           0.80%
                                             Over $200 Million up to $500
                                             Million                                      0.75%
                                             Over $500 Million up to $1 Billion           0.70%
                                             Over $1 Billion                              0.65%
Oppenheimer Capital Appreciation
   Portfolio                                 First $150 Million                           0.65%
                                             Over $150 Million up to $300
                                             Million                                      0.625%
                                             Over $300 Million to $500 Million            0.60%
                                             Over $500 Million                            0.55%
PIMCO Money Market Portfolio                 All                                          0.40%
PIMCO Total Return Portfolio                 All                                          0.50%
PIMCO Innovation Portfolio                   All                                          1.05%
Met/Putnam Research Portfolio                First $250 Million                           0.80%
                                             Over $250 Million                            0.75%

The Trust has entered into Custodian, Administration and Transfer Agency and Service Agreements with Investors Bank & Trust Company ("Investors Bank").

                           MET INVESTORS SERIES TRUST
                          Notes to Financial Statements
                           June 30, 2001 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

MetLife Investors Variable Annuity Account One, MetLife Investors Variable Annuity Account Eight and MetLife Investors Variable Life Account One are separate accounts of MetLife Investors Insurance Company (formerly COVA Financial Services Life Insurance Company). MetLife Investors Variable Annuity Account Five and MetLife Investors Variable Life Account Five are separate accounts of MetLife Investors Insurance Company of California (formerly COVA Financial Life Insurance Company). MetLife Investors USA Separate Account A is a separate account of MetLife Investors USA Insurance Company (formerly Security First Life Insurance Company). First MetLife Investors Variable Annuity Account One is a separate account of First MetLife Investors Insurance Company. As of June 30, 2001, MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company (collectively "MetLife Investors") owned all shares of beneficial interest of each Portfolio except as listed below.

Metropolitan Life Insurance Company owns shares of beneficial interest in the following Portfolios:

Portfolio                                           Percentage Of Ownership
---------                                           -----------------------

J.P. Morgan Enhanced Index Portfolio                0.0%*
Lord Abbett Growth Opportunities Portfolio          76.8%
Janus Aggressive Growth Portfolio                   68.9%
MFS Mid Cap Growth Portfolio                        76.6%
MFS Research International Portfolio                77.6%
Oppenheimer Capital Appreciation Portfolio          50.3%
PIMCO Money Market Portfolio                        58.7%
PIMCO Total Return Portfolio                        68.9%
PIMCO Innovation Portfolio                          67.8%
Met/Putnam Research Portfolio                       92.0%

MetLife Investors Group - Security Savings Plan 401K owns shares of beneficial interest in the following Portfolios:

Portfolio                                           Percentage Of Ownership
---------                                           -----------------------
J.P. Morgan Quality Bond Portfolio                  0.3%
Lord Abbett Growth and Income Portfolio             0.1%

New England Life Insurance Company owns shares of beneficial interest in the following Portfolios:

Portfolio                                           Percentage Of Ownership
---------                                           -----------------------
Lord Abbett Bond Debenture Portfolio                0.4%
MFS Mid Cap Growth Portfolio                        5.6%
MFS Research International Portfolio                2.5%
PIMCO Total Return Portfolio                        10.6%
PIMCO Innovation Portfolio                          17.5%

New England Life Insurance Company Zenith Variable Annuity owns shares of beneficial interest in the following Portfolios:

Portfolio                                           Percentage Of Ownership
---------                                           -----------------------
Lord Abbett Bond Debenture Portfolio                0.0%*
MFS Mid Cap Growth Portfolio                        2.7%
MFS Research International Portfolio                0.6%
PIMCO Total Return Portfolio                        3.1%
PIMCO Innovation Portfolio                          0.3%

                           MET INVESTORS SERIES TRUST
                          Notes to Financial Statements
                           June 30, 2001 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

* Rounds to less than 0.1%

For the period from January 1, 2001 to February 11, 2001, COVA Investment Advisory Corporation voluntarily reimbursed the J.P Morgan Quality Bond Portfolio, Lord Abbett Bond Debenture Portfolio, Firstar Balanced Portfolio, Firstar Equity Income Portfolio and Firstar Growth & Income Equity Portfolio for their operating expenses, exclusive of brokerage, advisory or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses, to the extent that they exceeded an annual rate of 0.10% of the average daily net assets. Also for this period, COVA Investment Advisory Corporation had voluntarily reimbursed the Lord Abbett Developing Growth Portfolio for its operating expenses, exclusive of brokerage, advisory, or other portfolio transaction expenses or expenses of litigation, indemnification, taxes, or other extraordinary expenses, to the extent that they exceeded an annual rate of 0.30% of the average daily net assets.

The Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement") in the interest of limiting expenses of each Portfolio until April 30, 2002 (excluding the J.P. Morgan Small Cap Stock Portfolio and the J.P. Morgan Select Equity Portfolio). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with rule 12b-1 under the 1940 Act are limited to the following respective expense ratios as a percentage of each Portfolio's average daily net assets:

Portfolio                                                           Ratio
---------                                                           -----
J.P. Morgan Quality Bond Portfolio                                  0.60%
J.P. Morgan Enhanced Index Portfolio                                0.65%
J.P. Morgan International Equity Portfolio                          1.05%
Lord Abbett Bond Debenture Portfolio                                0.70%
Lord Abbett Mid-Cap Value Portfolio                                 0.90%
Lord Abbett Developing Growth Portfolio                             0.95%
Lord Abbett Growth Opportunities Portfolio                          0.85%
Lord Abbett Growth and Income Portfolio                             0.65%
Firstar Balanced Portfolio                                          1.10%
Firstar Equity Income Portfolio                                     1.10%
Firstar Growth & Income Equity Portfolio                            1.10%
Janus Aggressive Growth Portfolio                                   0.85%
MFS Mid Cap Growth Portfolio                                        0.80%
MFS Research International Portfolio                                1.00%
Oppenheimer Capital Appreciation Portfolio                          0.75%
PIMCO Money Market Portfolio                                        0.50%
PIMCO Total Return Portfolio                                        0.65%
PIMCO Innovation Portfolio                                          1.10%
Met/Putnam Research Portfolio                                       0.85%

                           MET INVESTORS SERIES TRUST
                          Notes to Financial Statements
                            June 30, 2001 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                           J.P. Morgan Small Cap Stock Portfolio          J.P. Morgan Quality Bond Portfolio
                                   ------------------------------------------------------------------------------------------------
                                                  Class A               Class B               Class A                Class B
                                   ------------------------------------------------------------------------------------------------
                                                                      Period From                                  Period From
                                                                     April 3, 2001                                April 3, 2001
                                                                     (commencement                                (commencement
                                       Six Months     Year Ended    of operations)    Six Months    Year Ended    of operations)
                                         Ended       December 31,       through         Ended      December 31,      through
                                     June 30, 2001       2000        June 30, 2001  June 30, 2001      2000       June 30, 2001
                                   ------------------------------------------------------------------------------------------------
Beginning shares                        6,606,875      6,330,087                       8,331,002      8,960,770
                                        ---------      ---------      ----------      ----------     ----------     ----------
Shares sold                                48,472        392,710           4,709       2,810,420        372,170         79,677
Shares issued through dividend
   reinvestment                           965,911        275,833             685         528,771        516,874          3,498
Shares repurchased                       (474,236)      (391,755)           (247)       (502,880)    (1,518,812)        (1,478)
                                        ---------      ---------      ----------      ----------     ----------     ----------
Net Increase (decrease) in shares
   outstanding                            540,147        276,788           5,147       2,836,311       (629,768)        81,697
                                        ---------      ---------      ----------      ----------     ----------     ----------
Ending shares                           7,147,022      6,606,875           5,147      11,167,313      8,331,002         81,697
                                        =========      =========      ==========      ==========     ==========     ==========
                                            J.P. Morgan Select Equity Portfolio          J.P. Morgan Enhanced Index Portfolio
                                   ------------------------------------------------------------------------------------------------
                                                  Class A               Class B               Class A                Class B
                                   ------------------------------------------------------------------------------------------------
                                                                      Period From                                  Period From
                                                                     April 3, 2001                                April 3, 2001
                                                                     (commencement                                (commencement
                                      Six Months      Year Ended    of operations)    Six Months     Year Ended   of operations)
                                         Ended       December 31,       through         Ended       December 31,     through
                                     June 30, 2001       2000        June 30, 2001  June 30, 2001       2000      June 30, 2001
                                   ------------------------------------------------------------------------------------------------
Beginning shares                       16,203,104     15,497,466                      14,608,012     12,726,910
                                       ----------     ----------      ----------      ----------     ----------    ----------
Shares sold                                59,943        460,788          79,029          85,488      1,470,057         35,918
Shares issued through dividend
   reinvestment                           399,249      1,179,463           1,866         110,509      1,241,655            279
Shares repurchased                       (757,762)      (934,613)           (470)       (757,123)      (830,610)          (176)
                                       ----------     ----------      ----------      ----------     ----------    -----------
Net Increase (decrease) in shares
   outstanding                           (298,570)       705,638          80,425        (561,126)     1,881,102         36,021
                                       ----------     ----------      ----------      ----------     ----------    -----------
Ending shares                          15,904,534     16,203,104          80,425      14,046,886     14,608,012         36,021
                                       ==========     ==========      ==========      ==========     ==========    ===========
                                         J.P. Morgan International Equity Portfolio           Lord Abbett Bond Debenture
                                   ------------------------------------------------------------------------------------------------
                                                  Class A               Class B               Class A                Class B
                                   ------------------------------------------------------------------------------------------------
                                                                      Period From                                  Period From
                                                                     April 3, 2001                                March 22, 2001
                                                                     (commencement                                (commencement
                                        Six Months    Year Ended    of operations)    Six Months    Year Ended    of operations)
                                          Ended      December 31,       through         Ended      December 31,      through
                                      June 30, 2001      2000        June 30, 2001  June 30, 2001      2000       June 30, 2001
                                   ------------------------------------------------------------------------------------------------
Beginning shares                        9,301,535      8,509,824                      13,210,973     13,640,172
                                      -----------    -----------       ---------     -----------    -----------      ---------
Shares sold                               324,077        969,027          21,527         390,130        305,167        291,664
Shares issued through dividend
   reinvestment                         1,393,001        632,819           3,085       1,136,919        921,489         23,284
Shares repurchased                       (778,434)      (810,135)           (465)       (476,321)    (1,655,855)        (2,308)
                                      -----------    -----------       ---------     -----------    -----------      ---------
Net Increase (decrease) in shares
   outstanding                            938,644        791,711          24,147       1,050,728       (429,199)       312,640
                                      -----------    -----------       ---------     -----------    -----------      ---------
Ending shares                          10,240,179      9,301,535          24,147      14,261,701     13,210,973        312,640
                                      ===========    ===========       =========     ===========    ===========      =========

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                           June 30, 2001 (Unaudited)

4. Shares of Beneficial Interest - continued

                                       Lord Abbett Mid-Cap Value Portfolio     Lord Abbett Developing Growth Portfolio
                                   -------------------------------------------------------------------------------------
                                             Class A             Class B                Class A              Class B
                                   -------------------------------------------------------------------------------------
                                                                Period From                                Period From
                                                               April 3, 2001                              April 3, 2001
                                                               (commencement                              (commencement)
                                     Six Months   Year Ended   of operations)   Six Months   Year Ended   of operations)
                                        Ended     December 31,   through          Ended     December 31,    through
                                   June 30, 2001      2000     June 30, 2001  June 30, 2001     2000      June 30, 2001
                                   -------------------------------------------------------------------------------------
Beginning shares                     3,544,528     2,634,576                    3,705,046    2,254,403
                                     ---------     ---------     -------        ---------    ---------      -------
Shares sold                            482,829       975,091     130,259          146,585    1,361,758       33,942
Shares issued through dividend
   reinvestment                        386,475        27,185      11,933         (208,678)     172,239
Shares repurchased                    (125,154)      (92,324)       (999)         (83,354)        (741)
                                     ---------     ---------     -------        ---------    ---------      -------
Net Increase (decrease) in shares
   outstanding                         744,150       909,952     141,193          (62,093)   1,450,643       33,201
                                     ---------     ---------     -------        ---------    ---------      -------
Ending shares                        4,288,678     3,544,528     141,193        3,642,953    3,705,046       33,201
                                     =========     =========     =======        =========    =========      =======

                                     Lord Abbett Growth Opportunities
                                               Portfolio                    Lord Abbett Growth & Income Potfolio
                                    -----------------------------------------------------------------------------
                                       Class A           Class B              Class A                Class B
                                    -----------------------------------------------------------------------------
                                     Period From       Period From                                  Period From
                                     May 1, 2001    February 12, 2001                              March 22, 2001
                                    (commencement     (commencement                                (commencement
                                    of operations)   of operations)    Six Months   Year Ended     of operations)
                                       through           through         Ended     December 31,        through
                                    June 30, 2001     June 30, 2001  June 30, 2001     2000         June 30, 2001
                                    -----------------------------------------------------------------------------
Beginning shares                            --                --       35,223,959   36,849,506
                                        ------           -------       ----------   ----------         -------
Shares sold                             19,782           371,733       16,994,207      301,745         452,683
Shares issued through dividend
   reinvestment                             --                --          451,032    1,041,818           3,741
Shares repurchased                         (14)           (1,109)      (1,542,663)  (2,969,110)           (351)
                                        ------           -------       ----------   ----------         -------
Net Increase (decrease) in shares
   outstanding                          19,768           370,624       15,902,576   (1,625,547)        456,073
                                        ------           -------       ----------   ----------         -------
Ending shares                           19,768           370,624       51,126,535   35,223,959         456,073
                                        ======           =======       ==========   ==========         =======

                                                 Firstar Balanced Portfolio           Firstar Equity Income Portfolio
                                              ------------------------------------------------------------------------------
                                                          Class A                               Class A
                                             -------------------------------------------------------------------------------
                                               Six Months         Year Ended         Six Months             Year Ended
                                                 Ended            December 31,         Ended               December 31,
                                             June 30, 2001           2000           June 30, 2001             2000
                                             -------------------------------------------------------------------------------
Beginning shares                                839,515            820,358             591,730               624,111
                                               --------           --------            --------               -------
Shares sold                                      29,277             91,760              16,583                42,516
Shares issued through dividend
     reinvestment                                                   42,421                 178                 9,973
Shares repurchased                             (127,601)          (115,024)           (156,968)              (84,870)
                                               --------           --------            --------               -------
Net Increase (decrease) in shares
   outstanding                                  (98,324)            19,157            (140,207)              (32,381)
                                               --------           --------            --------               -------
Ending shares                                   741,191            839,515             451,523               591,730
                                               ========           ========            ========               =======

                                                Firstar Growth & Income       Janus Aggressive Growth
                                                   Equity Portfolio                 Portfolio
                                             --------------------------------------------------------------
                                                        Class A                      Class B
                                             --------------------------------------------------------------
                                              Six Months     Year Ended       Period From February 12, 2001
                                                 Ended      December 31,    (commencement of operations)
                                             June 30, 2001      2000           through June 30, 2001
                                             --------------------------------------------------------------

Beginning shares                                 1,205,545   1,190,729                     --
                                                 ---------   ---------                -------
Shares sold                                         35,325      72,223                726,185
Shares issued through dividend
   reinvestment                                     46,067      48,081
Shares repurchased                                (142,537)   (105,488)                  (997)
                                                 ---------   ---------                -------
Net Increase (decrease) in shares
   outstanding                                     (61,145)     14,816                725,188
                                                 ---------   ---------                -------
Ending shares                                    1,144,400   1,205,545                725,188
                                                 =========   =========                =======

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                           June 30, 2001 (Unaudited)

4. Shares of Beneficial Interest - continued

                                                     MFS Mid Cap Growth Portfolio         MFS Research International Portfolio
                                                  ------------------------------------------------------------------------------
                                                     Class A              Class B            Class A                Class B
                                                  ------------------------------------------------------------------------------
                                                   Period From            Period From      Period From            Period From
                                                   May 1, 2001         February 12, 2001   May 1, 2001         February 12, 2001
                                                  (commencement         (commencement     (commencement         (commencement
                                                  of operations)        of operations)    of operations)        of operations)
                                                      through               through          through                through
                                                  June 30, 2001         June 30, 2001      June 30, 2001         June 30, 2001
                                                  ------------------------------------------------------------------------------
Beginning shares
                                                       -------              -------           -------               -------
Shares sold                                            290,918              749,760           180,308               680,008
Shares issued through dividend reinvestment
Shares repurchased                                      (1,334)              (8,962)          (68,114)               (4,703)
                                                       -------              -------           -------               -------
Net Increase (decrease) in shares outstanding          289,584              740,798           112,194               675,305
                                                       -------              -------           -------               -------
Ending shares                                          289,584              740,798           112,194               675,305
                                                       =======              =======           =======               =======

                                                                     Oppenheimer Capital                PIMCO Money Market
                                                                    Appreciation Portfolio                   Portfolio
                                                                 ----------------------------------------------------------------
                                                                           Class B                            Class B
                                                                 ----------------------------------------------------------------
                                                                 Period From February 12, 2001      Period From February 12, 2001
                                                                 (commencement of operations)       (commencement of operations)
                                                                    through June 30, 2001              through June 30, 2001
                                                                 ----------------------------------------------------------------
Beginning shares                                                                                                     --
                                                                           -------                            ---------
Shares sold                                                                598,157                            5,328,664
Shares issued through dividend reinvestment                                                                      53,246
Shares repurchased                                                         (1,466)                            (192,209)
Net Increase (decrease) in shares outstanding                              596,691                            5,189,701
                                                                           -------                            ---------
Ending shares                                                              596,691                            5,189,701
                                                                           =======                            =========

                                                     PIMCO Total Return Portfolio              PIMCO Innovation Portfolio
                                                  ------------------------------------------------------------------------------
                                                     Class A              Class B            Class A                Class B
                                                  ------------------------------------------------------------------------------
                                                   Period From            Period From      Period From            Period From
                                                   May 1, 2001         February 12, 2001   May 1, 2001         February 12, 2001
                                                   commencement          commencement      commencement          commencement
                                                  of operations)        of operations)    of operations)        of operations)
                                                      through               through          through                through
                                                  June 30, 2001         June 30, 2001      June 30, 2001         June 30, 2001
                                                  ------------------------------------------------------------------------------
Beginning shares                                            --                   --
                                                       -------              -------           -------               -------
Shares sold                                            477,079              961,430           320,941               608,741
Shares issued through dividend reinvestment                 --                   --
Shares repurchased                                        (567)             (21,356)           (5,424)              (17,375)
                                                       -------              -------           -------               -------
Net Increase (decrease) in shares outstanding          476,512              940,074           315,517               591,366
                                                       -------              -------           -------               -------
Ending shares                                          476,512              940,074           315,517               591,366
                                                       =======              ========          =======               =======


                                                                          Met/Putnam Research Portfolio
                                                                          -----------------------------
                                                                                    Class B
                                                                          ----------------------------
                                                                          Period From February 12, 2001
                                                                          (commencement of operations)
                                                                             through June 30, 2001
                                                                          -----------------------------
Beginning shares
                                                                                    ---------
Shares sold                                                                         1,631,361
Shares issued through dividend reinvestment
Shares repurchased                                                                       (626)
                                                                                    ---------
Net Increase (decrease) in shares outstanding                                       1,630,735
                                                                                    ---------
Ending shares                                                                       1,630,735
                                                                                    =========

                          MET INVESTORS SERIES TRUST
                        Notes to Financial Statements
                           June 30, 2001 (Unaudited)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2001 were as follows:

                                                                                           Purchases
                                                              ---------------------------------------------------------------------
Portfolio:                                                    U.S. Government                 Non-Government               Total
----------                                                    ---------------                 --------------               -----
J.P. Morgan Small Cap Stock Portfolio                         $             0                 $   34,636,019         $   34,636,019
J.P. Morgan Quality Bond Portfolio                                 78,092,070                     38,924,527            117,016,597
J.P. Morgan Select Equity Portfolio                                         0                     87,801,204             87,801,204
J.P. Morgan Enhanced Index Portfolio                                  110,952                     52,400,668             52,511,620
J.P. Morgan International Equity Portfolio                                  0                     54,534,146             54,534,146
Lord Abbett Bond Debenture Portfolio                                1,070,859                     60,704,141             61,775,000
Lord Abbett Mid-Cap Value Portfolio                                         0                     21,517,670             21,517,670
Lord Abbett Developing Growth Portfolio                                     0                     10,081,510             10,081,510
Lord Abbett Growth Opportunities Portfolio                                  0                      4,608,956              4,608,956
Lord Abbett Growth & Income Portfolio                                       0                    489,657,031            489,657,031
Firstar Balanced Portfolio                                                  0                      2,205,952              2,205,952
Firstar Equity Income Portfolio                                             0                        173,808                173,808
Firstar Growth & Income Equity Portfolio                                    0                      3,532,585              3,532,585
Janus Aggressive Growth Portfolio                                           0                      7,931,308              7,931,308
MFS Mid Cap Growth Portfolio                                                0                     10,947,858             10,947,858
MFS Research International Portfolio                                        0                      8,947,822              8,947,822
Oppenheimer Capital Appreciation Portfolio                                  0                      5,570,468              5,570,468
PIMCO Total Return Portfolio                                       20,273,087                      1,037,525             21,310,612
PIMCO Innovation Portfolio                                                  0                      9,836,196              9,836,196
Met/Putnam Research Portfolio                                               0                     25,353,094             25,353,094

                                                                                               Sales
                                                              ----------------------------------------------------------------------
Portfolio:                                                    U.S. Government                 Non-Government              Total
----------                                                    ---------------                 --------------              -----
J.P. Morgan Small Cap Stock Portfolio                         $             0                 $   38,678,540         $   38,678,540
J.P. Morgan Quality Bond Portfolio                                 73,718,247                     43,516,851            117,235,098
J.P. Morgan Select Equity Portfolio                                         0                    100,338,158            100,338,158
J.P. Morgan Enhanced Index Portfolio                                  525,082                     60,728,250             61,253,332
J.P. Morgan International Equity Portfolio                                  0                     58,682,269             58,682,269
Lord Abbett Bond Debenture Portfolio                               11,987,495                     38,681,384             50,668,879
Lord Abbett Mid-Cap Value Portfolio                                         0                     14,075,872             14,075,872
Lord Abbett Developing Growth Portfolio                                     0                     10,477,555             10,477,555
Lord Abbett Growth Opportunities Portfolio                                  0                      1,004,362              1,004,362
Lord Abbett Growth & Income Portfolio                                       0                    451,389,389            451,389,389
Firstar Balanced Portfolio                                            154,242                      2,830,859              2,985,101
Firstar Equity Income Portfolio                                             0                      1,802,254              1,802,254
Firstar Growth & Income Equity Portfolio                                    0                      3,899,124              3,899,124
Janus Aggressive Growth Portfolio                                           0                      1,780,031              1,780,031
MFS Mid Cap Growth Portfolio                                                0                      1,510,263              1,510,263
MFS Research International Portfolio                                        0                      2,123,357              2,123,357
Oppenheimer Capital Appreciation Portfolio                                  0                        531,066                531,066
PIMCO Total Return Portfolio                                       14,290,602                              0             14,290,602
PIMCO Innovation Portfolio                                                  0                      2,446,414              2,446,414
Met/Putnam Research Portfolio                                               0                      9,355,456              9,355,456

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                           June 30, 2001 (Unaudited)

5. Investment Transactions - continued

At June 30, 2001, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for each Portfolio was as follows:

                                                                                                                      Unrealized Net
                                                              Federal Income   Gross Unrealized    Gross Unrealized    Appreciation/
Portfolio:                                                       Tax Cost        Appreciation       (Depreciation)    (Depreciation)
----------                                                       --------        ------------       --------------    -------------
J.P. Morgan Small Cap Stock Portfolio                           $ 96,007,983     $ 14,151,416       $ (11,281,005)    $   2,870,411
J.P. Morgan Quality Bond Portfolio                               124,547,517        1,665,142          (1,235,775)          429,367
J.P. Morgan Select Equity Portfolio                              219,232,565       20,067,159         (19,982,184)           84,975
J.P. Morgan Enhanced Index Portfolio                             238,179,152       20,467,904         (25,980,309)       (5,512,405)
J.P. Morgan International Equity Portfolio                       110,890,859        3,097,194         (13,899,708)      (10,802,514)
Lord Abbett Bond Debenture Portfolio                             182,730,828        3,984,799         (18,593,100)      (14,608,301)
Lord Abbett Mid-Cap Value Portfolio                               62,610,314       12,755,167          (1,320,277)       11,434,890
Lord Abbett Developing Growth Portfolio                           47,134,298        7,038,230          (8,456,206)       (1,417,976)
Lord Abbett Growth Opportunities Portfolio                         3,461,355          289,284            (246,414)           42,870
Lord Abbett Growth & Income Portfolio                          1,178,496,392      201,903,412         (28,658,774)      173,244,638
Firstar Balanced Portfolio                                         8,034,949          583,598            (631,739)          (48,141)
Firstar Equity Income Portfolio                                    4,996,737        1,084,941            (354,041)          730,900
Firstar Growth & Income Equity Portfolio                          13,111,339          942,404          (1,828,392)         (885,988)
Janus Aggressive Growth Portfolio                                  6,183,820          199,871            (466,304)         (266,433)
MFS Mid Cap Growth Portfolio                                       9,536,919          382,056            (857,523)         (475,467)
MFS Research International Portfolio                               6,649,923          136,909            (462,508)         (325,599)
Oppenheimer Capital Appreciation Portfolio                         4,978,019          133,624            (340,703)         (207,079)
PIMCO Total Return Portfolio                                      17,354,164            6,283             (60,222)          (53,939)
PIMCO Innovation Portfolio                                         6,746,572          248,495            (500,542)         (252,047)
Met/Putnam Research Portfolio                                     14,935,525          452,991            (928,215)         (475,224)

6. Futures Contracts

Transactions in futures contracts for the period ended June 30, 2001, were as follows:

                                                        J.P. Morgan   J.P Morgan     J.P. Morgan       J.P. Morgan         PIMCO
                                                        Quality Bond Select Equity  Enhanced Index International Equity Total Return
                                                          Portfolio    Portfolio       Portfolio         Portfolio        Portfolio
                                                          ---------    ---------       ---------         ---------        ---------
Futures Contracts Outstanding at December 31, 2000              278           --               5                55               --
   Contracts Opened                                           1,141          103              16               315               58
   Contracts Closed                                          (1,261)         (88)            (19)             (368)              (7)
                                                          ---------    ---------       ---------         ---------        ---------
Futures Contracts Outstanding at June 30, 2001                  158           15               2                 2               51
                                                          =========    =========       =========         =========        =========

                          MET INVESTORS SERIES TRUST
                        Notes to Financial Statements
                           June 30, 2001 (Unaudited)

6. Futures Contracts - continued
The futures contracts outstanding as of June 30, 2001 and the description and unrealized appreciation or depreciation were as follows:

                                                                                                    Unrealized
                                                                                                   Appreciation/
                                                      Contracts               Notional Value       (Depreciation)
                                                      ---------               --------------       --------------
J.P. Morgan Quality Bond Portfolio:
U.S. Treasury Note 5 Year Futures                             5               $      516,719        $     (2,059)
September 2001 - Long

J.P. Morgan Quality Bond Portfolio:
U.S. Long Bond Futures                                       23               $    2,307,188        $     25,834
September 2001 - Long

J.P. Morgan Quality Bond Portfolio:
U.S. Treasury Note 2 Year Futures                            19               $    3,897,672        $      9,114
September 2001 - Long

J.P Morgan Quality Bond Portfolio:
U.S. Treasury Note 10 Year Futures                          111               $   11,433,173        $    (42,550)
September 2001 - Short

J.P. Morgan Select Equity Portfolio:
S&P Index Futures                                            15               $    4,618,875        $    (25,683)
September 2001 - Long

J.P. Morgan Enhanced Index Portfolio:
S&P Index Futures                                             2               $      615,850        $    (11,624)
September 2001 - Long

J.P. Morgan International Equity Portfolio:
Dow Jones Euro Stoxx 50 Futures                               1               $       38,367        $     (2,147)
September 2001 - Long

J.P. Morgan International Equity Portfolio:
Tokyo Price Index Futures                                     1               $      103,700        $       (397)
September 2001 - Long

PIMCO Total Return Portfolio:
U.S. Long Bond Futures                                        7               $      702,188        $     (3,383)
September 2001 - Long

PIMCO Total Return Portfolio:
Euro Dollar Futures                                          11               $    2,615,388        $     (3,238)
June 2002 - Long

PIMCO Total Return Portfolio:
Euro Dollar Futures                                          11               $    2,606,588        $     (3,175)
September 2002 - Long

PIMCO Total Return Portfolio:
Euro Dollar Futures                                          11               $    2,596,963        $     (3,231)
December 2002 - Long

PIMCO Total Return Portfolio:
Euro Dollar Futures                                          11               $    2,592,013        $     (3,944)
March 2003 - Long

                          MET INVESTORS SERIES TRUST
                         Notes to Financial Statements
                           June 30, 2001 (Unaudited)

7. Forward Foreign Currency Contracts

Open forward foreign currency contracts at June 30, 2001, were as follows:

J.P. Morgan Quality Bond

Forward Foreign Currency Contracts to Sell:

                                                                                                                     Net Unrealized
                                                                           Value at                In Exchange         Appreciation
           Settlement Date               Contracts to Deliver            June 30, 2001             for U.S. $        (Depreciation)
           ---------------               --------------------            -------------             -----------       --------------
              8/15/2001                     7,843,500 Euro                $ 6,643,606               6,901,496         $    257,889
                                                                                                                      ============

J.P. Morgan International Equity Portfolio

Forward Foreign Currency Contracts to Buy:

                                                                                                                     Net Unrealized
                                                                           Value at               In Exchange         Appreciation
           Settlement Date               Contracts to Receive            June 30, 2001             for U.S. $        (Depreciation)
           ---------------               --------------------            -------------             -----------       -------------
              7/10/2001                  4,548,130 Swiss Franc            $ 2,534,259                2,540,002        $     (5,743)
              7/10/2001                 13,136,059 Euro                    11,133,366               11,489,432            (356,066)
               7/3/2001                     48,000 Japanese Yen                   385                      384                   1
              7/10/2001                757,163,866 Japanese Yen             6,081,111                6,235,065            (153,954)
              7/10/2001                  6,970,200 Swedish Krona              641,484                  684,494             (43,010)
                                                                                                                      ------------
                                                                                                                          (558,772)
                                                                                                                      ============

Forward Foreign Currency Contracts to Sell:

                                                                                                                     Net Unrealized
                                                                           Value at               In Exchange         Appreciation
           Settlement Date               Contracts to Deliver            June 30, 2001             for U.S. $        (Depreciation)
           ---------------               --------------------            -------------             -----------       -------------
              7/10/2001               3,905,624 Australian Dollar         $  1,987,694               2,031,545        $     43,851
               7/2/2001                 400,000 Swiss Franc                    222,853                 225,606               2,753
              7/10/2001               4,981,271 Swiss Franc                  2,775,609               2,941,406             165,797
               7/2/2001                      85 Euro                                72                      73                   1
               7/3/2001                   1,288 Euro                             1,092                   1,094                   2
              7/10/2001              10,050,000 Euro                         8,517,801               8,628,683             110,882
               7/2/2001                     507 British Pound Sterling             713                     715                   2
              7/10/2001               2,233,427 British Pound Sterling       3,141,210               3,104,492             (36,718)
              7/10/2001               1,400,000 Hong Kong Dollar               179,509                 179,393                (116)
               7/2/2001                 250,000 Japanese Yen                     2,006                   2,016                  10
              7/10/2001             820,614,727 Japanese Yen                 6,590,713               6,678,857              88,144
                                                                                                                      ------------
                                                                                                                           374,608
                                                                                                                      ============

Janus Aggressive Growth Portfolio

Forward Foreign Currency Contracts to Sell:

                                                                                                                     Net Unrealized
                                                                           Value at               In Exchange         Appreciationn
           Settlement Date               Contracts to Deliver            June 30, 2001             for U.S. $        (Depreciation)
           ---------------               --------------------            -------------             -----------       -------------
              7/2/2001               1,117 British Pound Sterling         $    1,571                  1,586              $   15
              7/3/2001               2,336 British Pound Sterling              3,287                  3,287                   0
                                                                                                                         ------
                                                                                                                             15
                                                                                                                         ======

                          MET INVESTORS SERIES TRUST
                        Notes to Financial Statements
                           June 30, 2001 (Unaudited)

7. Forward Foreign Currency Contracts - continued

MFS Research International Portfolio
Forward Foreign Currency Contracts to Buy:

                                                                                                             Net Unrealized
                                                                Value at              In Exchange            Appreciation/
   Settlement Date            Contracts to Deliver           June 30, 2001            for U.S. $             (Depreciation)
   ---------------            -------------------            -------------            ----------             --------------
     7/2/2001                    35,967 Euro                   $   30,488               30,979                $     (491)
     7/2/2001                 1,394,037 Japanese Yen               11,186               11,221                       (35)
     7/3/2001                 1,381,255 Japanese Yen               11,085               11,081                         4
                                                                                                              ----------
                                                                                                                    (522)
                                                                                                              ==========

Forward Foreign Currency Contracts to Sell:

                                                                                                             Net Unrealized
                                                                Value at              In Exchange            Appreciation/
   Settlement Date            Contracts to Deliver           June 30, 2001            for U.S. $             (Depreciation)
   ---------------            -------------------            -------------            ----------             --------------
     7/3/2001               139,898 Hong Kong Dollar           $  17,937                17,509                 $   (428)
     7/2/2001                27,710 Singapore Dollar              15,210                15,212                        1
                                                                                                               --------
                                                                                                                   (427)
                                                                                                               ========

8. Security Lending

As of June 30, 2001, certain Portfolios had loaned securities which were collateralized by short term investments. The value of the securities on loan and the value of the related collateral were as follows:

Portfolio                                                    Value of Securities              Value of Collateral
---------                                                    -------------------              -------------------
J.P. Morgan Small Cap Stock Portfolio                            $ 12,939,221                     $ 13,581,123
J.P. Morgan Quality Bond Portfolio                               $  5,251,102                     $  5,522,000
J.P. Morgan Select Equity Portfolio                              $ 10,282,506                     $ 10,700,384
J.P. Morgan Enhanced Index Portfolio                             $ 10,715,545                     $ 11,159,820
J.P. Morgan International Equity Portfolio                       $  5,225,992                     $  5,536,669
Lord Abbett Bond Debenture Portfolio                             $ 12,271,295                     $ 12,513,200
Lord Abbett Mid-Cap Value Portfolio                              $  6,996,491                     $  7,323,296
Lord Abbett Developing Growth Portfolio                          $  6,177,156                     $  6,508,572
Lord Abbett Growth & Income Portfolio                            $ 47,515,607                     $ 49,391,959

9. Swap Agreements

Open swap agreements for the PIMCO Total Return Portfolio at June 30, 2001, were as follows:

                                                                                                     Net Unrealized
                       Expiration                                                                    Appreciation/
   Notional Amount        Date                             Description                               Depreciation
   ---------------        ----                             -----------                               ------------
   4,300,000 USD        12/18/06        Agreement with Bank of America dated 12/17/01 to             $      (919)
                                        receive the notional amount multiplied by 6.0%
                                        and to pay the notional amount multiplied by the 3
                                        month LIBOR.

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